UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-03942

LORD ABBETT MUNICIPAL INCOME FUND, INC.

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

John T. Fitzgerald, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 9/30

Date of reporting period: 3/31/2019

Item 1:	Report(s) to Shareholders.

LORD ABBETT
SEMIANNUAL REPORT

Lord Abbett Municipal Income Fund

Short Duration Tax Free Fund

Intermediate Tax Free Fund

National Tax Free Fund

High Yield Municipal Bond Fund

Short Duration High Yield Municipal Bond Fund

California Tax Free Fund

New Jersey Tax Free Fund

New York Tax Free Fund

For the six-month period ended March 31, 2019

Important Information on Paperless Delivery

Beginning in January 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer, investment advisor or bank. Instead, the reports will be made available on Lord Abbett’s website and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. Shareholders who hold accounts directly with a Fund may elect to receive shareholder reports and other communications from the Fund electronically by signing into your Lord Abbett online account at lordabbett.com and selecting “Log In.” For further information, you may also contact the Funds at (800) 821-5129. Shareholders who hold accounts through a financial intermediary should contact them directly.

You may elect to receive all future reports in paper free of charge by contacting a Fund at (800) 821-5129. Your election to receive reports in paper will apply to all funds held with Lord Abbett. If your fund shares are held through a financial intermediary please contact them directly. Your election applies to all funds held with that intermediary.

Table of Contents

1	A Letter to Shareholders

2	Information About Your Fund’s Expenses and Holdings Presented by Credit Rating

Schedules of Investments:

11	Short Duration Tax Free Fund

23	Intermediate Tax Free Fund

50	National Tax Free Fund

71	High Yield Municipal Bond Fund

89	Short Duration High Yield Municipal Bond Fund

101	California Tax Free Fund

110	New Jersey Tax Free Fund

117	New York Tax Free Fund

127	Footnotes to Schedules of Investments

128	Statements of Assets and Liabilities

132	Statements of Operations

134	Statements of Changes in Net Assets

140	Financial Highlights

156	Notes to Financial Statements

177	Supplemental Information to Shareholders

Lord Abbett Municipal Income Fund

Semiannual Report

For the six-month period ended March 31, 2019

From left to right: James L.L. Tullis, Chairman of the Lord Abbett Funds and Douglas B. Sieg, Director, President, and Chief Executive Officer of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this semiannual report for Lord Abbett Municipal Income Fund for the six-month period ended March 31, 2019. For additional information about the Funds, please visit our website at www.lordabbett.com, where you can access quarterly commentaries by the Funds’ portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Douglas B. Sieg

Director, President, and Chief Executive Officer

Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2018 through March 31, 2019).

Actual Expenses

For each class of each Fund, the first line of the table on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period 10/1/18 – 3/31/19” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class of each Fund, the second line of the table on the following pages provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Short Duration Tax Free Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	10/1/18	3/31/19	10/1/18 – 3/31/19
Class A
Actual	$1,000.00	$1,021.50	$3.28
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.69	$3.28
Class C
Actual	$1,000.00	$1,018.40	$6.34
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.65	$6.34
Class F
Actual	$1,000.00	$1,022.00	$2.77
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.19	$2.77
Class F3
Actual	$1,000.00	$1,023.30	$2.12
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.84	$2.12
Class I
Actual	$1,000.00	$1,022.50	$2.27
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.69	$2.27

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.65% for Class A, 1.26% for Class C, 0.55% for Class F, 0.42% for Class F3, and 0.45% for Class I) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).

Portfolio Holdings Presented by Credit Rating

March 31, 2019

Credit Rating:
S&P or Moody’s(a)	%*
AAA	4.27%
AA+	5.79%
AA	5.70%
AA-	9.92%
A+	13.07%
A	13.65%
A-	14.80%
BBB+	11.87%
BBB	2.08%
Credit Rating:
S&P or Moody’s(a)	%*
BBB-	3.86%
BB+	0.45%
BB	0.05%
BB-	0.17%
B+	2.50%
B-	0.33%
C	0.14%
NR	11.35%
Total	100.00%

(a)	Certain investments have been rated by Fitch IBCA.
*	Represents percent of total investments.

Intermediate Tax Free Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	10/1/18	3/31/19	10/1/18 – 3/31/19
Class A
Actual	$1,000.00	$1,041.80	$3.56
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.44	$3.53
Class C
Actual	$1,000.00	$1,037.70	$6.66
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.40	$6.59
Class F
Actual	$1,000.00	$1,042.30	$3.06
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.94	$3.02
Class F3
Actual	$1,000.00	$1,043.00	$2.34
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.64	$2.32
Class I
Actual	$1,000.00	$1,042.80	$2.55
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.44	$2.52

†	For each class of the Fund, net expenses (including interest expense) are equal to the annualized expense ratio for such class (0.70% for Class A, 1.31% for Class C, 0.60% for Class F, 0.46% for Class F3, and 0.50% for Class I) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).

Portfolio Holdings Presented by Credit Rating

March 31, 2019

Credit Rating:
S&P or Moody’s(a)	%*
AAA	1.59%
AA+	6.38%
AA	9.85%
AA-	10.90%
A+	14.62%
A	7.94%
A-	10.49%
BBB+	9.48%
BBB	3.89%
BBB-	7.90%
Credit Rating:
S&P or Moody’s(a)	%*
BB+	1.52%
BB	1.90%
BB-	1.65%
B+	2.01%
B	0.11%
B-	1.64%
C	0.62%
NR	7.51%
Total	100.00%

(a)	Certain investments have been rated by Fitch IBCA.
*	Represents percent of total investments.

National Tax Free Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	10/1/18	3/31/19	10/1/18 – 3/31/19
Class A
Actual	$1,000.00	$1,045.40	$3.98
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.04	$3.93
Class C
Actual	$1,000.00	$1,041.20	$7.12
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.95	$7.04
Class F
Actual	$1,000.00	$1,045.90	$3.47
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.54	$3.43
Class F3
Actual	$1,000.00	$1,045.70	$2.70
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.29	$2.67
Class I
Actual	$1,000.00	$1,045.50	$2.96
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.04	$2.92

†	For each class of the Fund, net expenses (including interest expense) are equal to the annualized expense ratio for such class (0.78% for Class A, 1.40% for Class C, 0.68% for Class F, 0.53% for Class F3, and 0.58% for Class I) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).

Portfolio Holdings Presented by Credit Rating

March 31, 2019

Credit Rating:
S&P or Moody’s(a)	%*
AAA	1.98%
AA+	3.09%
AA	11.94%
AA-	9.54%
A+	9.39%
A	10.52%
A-	12.89%
BBB+	9.94%
BBB	8.17%
BBB-	9.34%
Credit Rating:
S&P or Moody’s(a)	%*
BB+	0.55%
BB	0.98%
BB-	1.98%
B+	1.43%
B	0.09%
B-	0.94%
CCC+	0.05%
C	0.49%
NR	6.69%
Total	100.00%

(a)	Certain investments have been rated by Fitch IBCA.
*	Represents percent of total investments.

High Yield Municipal Bond Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	10/1/18	3/31/19	10/1/18 – 3/31/19
Class A
Actual	$1,000.00	$1,037.50	$4.06
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.94	$4.03
Class C
Actual	$1,000.00	$1,034.20	$7.30
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.75	$7.24
Class F
Actual	$1,000.00	$1,038.80	$3.56
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.44	$3.53
Class F3
Actual	$1,000.00	$1,039.60	$2.85
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.14	$2.82
Class I
Actual	$1,000.00	$1,039.40	$3.05
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.94	$3.02

†	For each class of the Fund, net expenses (including interest expense) are equal to the annualized expense ratio for such class (0.80% for Class A, 1.44% for Class C, 0.70% for Class F, 0.56% for Class F3, and 0.60% for Class I) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).

Portfolio Holdings Presented by Credit Rating

March 31, 2019

Credit Rating:
S&P or Moody’s(a)	%*
AAA	1.25%
AA+	0.00%**
AA	1.19%
AA-	0.40%
A+	0.66%
A	3.76%
A-	4.28%
BBB+	6.47%
BBB	6.97%
BBB-	6.91%
BB+	5.67%
Credit Rating:
S&P or Moody’s(a)	%*
BB	4.89%
BB-	4.67%
B+	8.16%
B	0.77%
B-	4.59%
CCC+	0.58%
CCC	0.27%
CC	0.38%
C	2.41%
NR	35.72%
Total	100.00%

(a)	Certain investments have been rated by Fitch IBCA.
*	Represents percent of total investments.
**	Amount is less than 0.01%.

Short Duration High Yield Municipal Bond Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	10/1/18	3/31/19	10/1/18 – 3/31/19
Class A
Actual	$1,000.00	$1,029.50	$2.78
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.19	$2.77
Class C
Actual	$1,000.00	$1,025.40	$6.06
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.95	$6.04
Class F
Actual	$1,000.00	$1,029.90	$2.28
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.69	$2.27
Class F3
Actual	$1,000.00	$1,030.10	$1.52
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.44	$1.51
Class I
Actual	$1,000.00	$1,029.80	$1.77
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.19	$1.77

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.55% for Class A, 1.20% for Class C, 0.45% for Class F, 0.30% for Class F3, and 0.35% for Class I) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).

Portfolio Holdings Presented by Credit Rating

March 31, 2019

Credit Rating:
S&P or Moody’s(a)	%*
AAA	0.86%
AA+	0.79%
AA	2.85%
AA-	0.34%
A+	1.69%
A	2.30%
A-	7.77%
BBB+	7.13%
BBB	8.02%
BBB-	14.86%
Credit Rating:
S&P or Moody’s(a)	%*
BB+	5.74%
BB	4.58%
BB-	5.90%
B+	8.49%
B	0.70%
B-	3.81%
CC	0.22%
C	2.71%
NR	21.24%
Total	100.00%

(a)	Certain investments have been rated by Fitch IBCA.
*	Represents percent of total investments.

California Tax Free Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	10/1/18	3/31/19	10/1/18 – 3/31/19
Class A
Actual	$1,000.00	$1,039.50	$4.02
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.99	$3.98
Class C
Actual	$1,000.00	$1,036.30	$7.11
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.95	$7.04
Class F
Actual	$1,000.00	$1,040.90	$3.51
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.49	$3.48
Class F3
Actual	$1,000.00	$1,040.60	$2.85
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.14	$2.82
Class I
Actual	$1,000.00	$1,040.50	$3.00
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.99	$2.97

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.79% for Class A, 1.40% for Class C, 0.69% for Class F, 0.56% for Class F3, and 0.59% for Class I) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).

Portfolio Holdings Presented by Credit Rating

March 31, 2019

Credit Rating:
S&P or Moody’s(a)	%*
AAA	1.31%
AA+	4.40%
AA	18.92%
AA-	16.55%
A+	7.14%
A	6.68%
A-	12.10%
BBB+	11.31%
BBB	4.35%
BBB-	2.80%
BB+	0.92%
Credit Rating:
S&P or Moody’s(a)	%*
BB	0.69%
BB-	1.76%
B	0.33%
B+	0.15%
B-	0.34%
CCC+	0.13%
CCC	0.17%
CC	0.14%
C	0.58%
NR	9.23%
Total	100.00%

(a)	Certain investments have been rated by Fitch IBCA.
*	Represents percent of total investments.

New Jersey Tax Free Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	10/1/18	3/31/19	10/1/18 – 3/31/19
Class A
Actual	$1,000.00	$1,042.90	$4.18
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.84	$4.13
Class F
Actual	$1,000.00	$1,043.40	$3.67
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.34	$3.63
Class F3
Actual	$1,000.00	$1,042.00	$2.95
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.04	$2.92
Class I
Actual	$1,000.00	$1,041.80	$3.16
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.84	$3.13

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.82% for Class A, 0.72% for Class F, 0.58% for Class F3, and 0.62% for Class I) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).

Portfolio Holdings Presented by Credit Rating

March 31, 2019

Credit Rating:
S&P or Moody’s(a)	%*
AAA	4.42%
AA+	2.07%
AA	11.20%
AA-	15.66%
A+	12.55%
A	3.62%
A-	3.65%
BBB+	28.18%
Credit Rating:
S&P or Moody’s(a)	%*
BBB	4.94%
BBB-	5.46%
BB+	0.78%
BB	3.19%
BB-	0.39%
C	0.98%
NR	2.91%
Total	100.00%

(a)	Certain investments have been rated by Fitch IBCA.
*	Represents percent of total investments.

New York Tax Free Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	10/1/18	3/31/19	10/1/18 – 3/31/19
Class A
Actual	$1,000.00	$1,044.70	$4.03
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.99	$3.98
Class C
Actual	$1,000.00	$1,041.60	$7.18
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.90	$7.09
Class F
Actual	$1,000.00	$1,045.20	$3.52
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.49	$3.48
Class F3
Actual	$1,000.00	$1,045.90	$2.86
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.14	$2.82
Class I
Actual	$1,000.00	$1,045.70	$3.01
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.99	$2.97

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.79% for Class A, 1.41% for Class C, 0.69% for Class F, 0.56% for Class F3, and 0.59% for Class I) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).

Portfolio Holdings Presented by Credit Rating

March 31, 2019

Credit Rating:
S&P or Moody’s(a)	%*
AAA	7.16%
AA+	20.39%
AA	11.65%
AA-	7.04%
A+	8.11%
A	1.51%
A-	12.35%
BBB+	2.94%
BBB	6.18%
Credit Rating:
S&P or Moody’s(a)	%*
BBB-	12.45%
BB+	1.05%
BB-	1.02%
B	0.50%
B-	0.55%
C	1.13%
NR	5.97%
Total	100.00%

(a)	Certain investments have been rated by Fitch IBCA.
*	Represents percent of total investments.

Schedule of Investments (unaudited)

SHORT DURATION TAX FREE FUND March 31, 2019

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
MUNICIPAL BONDS 88.15%

Corporate-Backed 6.52%
Downtown Doral CDD†	3.875%		12/15/2023	NR	$250	$251,198
IA Fin Auth–Iowa Fertilizer Co(a)	3.125%		12/1/2022	B+	2,250	2,264,805
IA Fin Auth–Iowa Fertilizer Co	5.00%		12/1/2019	B+	2,925	2,969,460
Mobile IDB–AL Power	2.90%	#(c)	7/15/2034	A1	20,000	20,549,200
Montgomery Co IDA–Peco Generation	2.50%	#(c)	10/1/2030	BBB+	11,875	11,894,831
Montgomery Co IDA–Peco Generation	2.55%	#(c)	6/1/2029	BBB+	5,000	5,009,600
Nez Perce CO Poll Ctl–Potlatch	2.75%		10/1/2024	BBB-	925	942,538
NH Bus Fin Auth-United Illuminating	2.80%	#(c)	10/1/2033	A-	5,000	5,125,050
Niagara Area Dev Corp–Covanta†	3.50%		11/1/2024	B1	750	766,935
NJ EDA–Sch Facs	5.00%		11/1/2024	BBB+	5,000	5,634,150
OR Bus Dev Comn–Intel Corp	2.40%	#(c)	12/1/2040	A+	10,500	10,666,320
St Charles Parish–Valero Energy	4.00%	#(c)	12/1/2040	BBB	8,500	8,877,315
Valdez Marine Term–BP	5.00%		1/1/2021	A1	10,000	10,545,900
Warren Co–Intl Paper	2.90%	#(c)	9/1/2032	BBB	4,250	4,330,962
Total						89,828,264

Education 4.24%
CA State Univ Sys	5.00%		11/1/2020	Aa2	5,000	5,290,050
Chicago Brd Ed	5.00%		12/1/2019	B+	1,210	1,228,549
Chicago Brd Ed	5.00%		12/1/2022	B+	1,000	1,060,370
Cleveland State Univ	5.00%		6/1/2019	A+	1,265	1,271,932
Curators Univ Sys	5.00%		11/1/2019	AA+	5,000	5,101,000
IL Fin Auth–Noble Chtr Sch	4.00%		9/1/2019	BBB	875	881,326
Multnomah Co Hsp Facs–Mirabella	5.00%		10/1/2019	NR	225	228,132
Multnomah Co Hsp Facs–Mirabella	5.00%		10/1/2024	NR	1,535	1,709,269
NY Dorm–Mt Sinai Sch Med	4.00%		7/1/2020	A-	3,000	3,084,720
NY Dorm–Mt Sinai Sch Med	5.00%		7/1/2021	A-	2,000	2,144,100
OH HI Ed–Case Western Univ	2.169% (1 Mo. LIBOR * .70 + .42%	)#	10/1/2044	AA-	8,000	7,998,640
PA Hi Ed–PA State Univ Sys	5.00%		6/15/2020	Aa3	3,710	3,857,769
Texas A&M Univ	5.00%		5/15/2023	AAA	11,355	12,898,145
Troy Cap Res Corp–RPI	5.00%		8/1/2021	A3	445	478,206
Troy Cap Res Corp–RPI	5.00%		8/1/2022	A3	1,000	1,103,980
Univ of North Carolina–Chapel Hill	2.018% (1 Mo. LIBOR * .67 + .35%	)#	12/1/2041	AAA	10,000	10,008,300
Total						58,344,488

See Notes to Financial Statements.	11

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND March 31, 2019

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
General Obligation 17.95%
CA State GO	2.443% (1 Mo. LIBOR * .70 + .70%	)#	12/1/2028	AA-	$8,000	$8,033,120
CA State GO	2.503% (1 Mo. LIBOR * .70 + .76%	)#	12/1/2031	AA-	2,000	2,013,040
CA State GO	5.00%		9/1/2020	AA-	10,000	10,500,700
Chicago Brd Ed	4.00%		12/1/2020	B+	3,000	3,065,100
Chicago Brd Ed	4.00%		12/1/2021	B+	3,400	3,482,858
Chicago Brd Ed	4.00%		12/1/2021	B+	4,750	4,865,758
Chicago Brd Ed	4.00%		12/1/2022	B+	3,555	3,647,750
Chicago Brd Ed	4.00%		12/1/2022	B+	4,000	4,104,360
Chicago Brd Ed	5.00%		12/1/2022	B+	3,670	3,891,558
Chicago Brd Ed	5.00%		12/1/2023	B+	3,330	3,560,336
Chicago GO	5.00%		1/1/2021	BBB+	6,355	6,724,543
Chicago GO	5.25%		1/1/2023	BBB+	1,235	1,335,480
Chicago GO	5.25%		1/1/2027	BBB+	1,665	1,834,164
Chicago Met Water Reclmtn Dist	5.00%		12/1/2022	AA+	5,000	5,561,500
Cook Co GO	5.25%		11/15/2033	AA-	6,525	6,799,376
CT State GO	5.00%		8/15/2021	A1	5,000	5,369,450
CT State GO	5.00%		6/15/2022	A1	3,250	3,564,958
CT State GO	5.00%		11/1/2022	A1	7,700	8,297,366
CT State GO(a)	5.00%		4/15/2025	A1	7,000	8,122,660
CT State GO	5.00%		10/15/2026	A1	5,000	5,936,000
Fall River GO	3.50%		2/7/2020	NR	20,000	20,314,200
Hammond Local Pub Imp	3.10%		12/31/2019	NR	3,290	3,310,036
HI State GO	5.00%		11/1/2021	AA+	5,000	5,436,750
IL State GO	5.00%		8/1/2020	BBB-	13,290	13,742,923
IL State GO	5.00%		2/1/2021	BBB-	3,000	3,132,720
IL State GO	5.00%		11/1/2023	BBB-	10,000	10,850,900
IL State GO	5.00%		11/1/2026	BBB-	5,240	5,786,846
IL State GO	5.25%		2/1/2030	BBB-	3,000	3,197,760
New Brunswick GO	3.00%		5/30/2019	NR	10,000	10,020,300
New Caney ISD	3.00%	#(c)	2/15/2050	Aaa	5,000	5,132,700
NJ EDA–Motor Vehicle Surcharge Sub Rev	4.00%		7/1/2022	BBB+	3,500	3,685,185
NYC GO	5.00%		8/1/2021	Aa1	7,410	7,994,797
NYC GO	5.00%		8/1/2022	Aa1	3,200	3,554,688
NYC GO	5.00%		8/1/2025	Aa1	8,750	10,461,062
PA State GO	5.00%		8/15/2020	Aa3	10,000	10,462,700
Philadelphia Sch Dist (The)	5.00%		9/1/2020	A2	2,500	2,608,650
Philadelphia Sch Dist (The)	5.00%		9/1/2021	A2	930	996,309

12	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND March 31, 2019

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
General Obligation (continued)
Philadelphia Sch Dist (The)	5.00%		9/1/2022	A2		$550	$604,329
Philadelphia Sch Dist (The)	5.00%		9/1/2023	A2		500	561,465
Rangely CO Hosp Dist	4.50%		11/1/2021	Baa3		4,415	4,554,117
Scranton Sch Dist	2.543%	#(c)	4/1/2031	A2		5,590	5,598,664
West Fargo GO	2.15%		5/1/2021	NR		5,000	5,001,150
WI State GO	5.00%		5/1/2020	Aa1		7,110	7,375,630
WV St GO	2.00%		6/1/2021	Aa2		2,105	2,124,850
Total							247,218,808

Health Care 14.83%
AK IDA–Yukon Koskokwim Hlth	3.50%		12/1/2020	NR		1,000	1,007,380
Allegheny County Health Network	5.00%		4/1/2026	A		2,500	2,931,100
Antelope Valley Hlth	5.00%		3/1/2021	Ba3		980	1,013,849
AZ Hlth Facs–Phoenix Childrens Hsp	3.35% (MUNIPSA * 1 + 1.85%	)#	2/1/2048	A1		12,600	12,666,654
CA Hlth–St Joseph Hlth	5.00%	#(c)	7/1/2043	AA-		5,000	5,093,900
CA Hlth–Sutter Hlth	5.00%		11/15/2025	AA-		3,100	3,761,850
CA Stwde–Viamonte	3.00%		7/1/2026	AA-		4,500	4,575,825
CA Stwde–Viamonte	3.00%		7/1/2027	AA-		2,250	2,284,672
City of Atlantic Beach Fl–Fleet Landing	3.00%		11/15/2023	BBB	(d)	2,800	2,814,728
CO Hlth Facs–Christian Living Nghbrhds	4.00%		1/1/2021	NR		350	358,911
CT Hlth & Ed–Yale New Haven Hsp	2.218% (1 Mo. LIBOR * .67 + .55%	)#	7/1/2049	AA-		10,000	10,000,400
Cuyahoga Co Hsp–Metrohealth	5.00%		2/15/2025	Baa3		1,500	1,686,615
DC Hsp–Childrens Ntl Hsp	5.00%		7/15/2021	A1		1,215	1,303,707
Duluth EDA–St Lukes Hsp	4.75%		6/15/2022	NR		2,735	2,784,886
Eisenhower Med Ctr	5.00%		7/1/2026	Baa2		1,345	1,583,859
Franklin Co IDA–Menno-Haven	5.00%		12/1/2023	NR		500	539,440
Greeneville Hlth–Ballad Hlth	5.00%		7/1/2021	A-		1,750	1,867,268
Greeneville Hlth–Ballad Hlth	5.00%		7/1/2022	A-		2,000	2,191,720
Greeneville Hlth–Ballad Hlth	5.00%		7/1/2023	A-		1,500	1,679,445
ID HFA–Madison Mem Hosp	4.00%		9/1/2020	BB+		1,565	1,597,286
IL Fin Auth–Northwestern Mem Hlth	5.00%	#(c)	7/15/2057	AA+		4,000	4,462,800
IL Fin Auth–Plymouth Place	5.00%		5/15/2025	BB+	(d)	1,225	1,331,012
IL Fin Auth–Presence Health	5.00%		2/15/2021	AA+		5,095	5,408,801
IL Fin Auth–Presence Health	5.00%		2/15/2022	AA+		4,000	4,372,680
IL Fin Auth–Rush Univ Med	5.00%		11/15/2020	A+		500	526,980
IL Fin Auth–Rush Univ Med	5.00%		11/15/2021	A+		695	753,033

See Notes to Financial Statements.	13

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND March 31, 2019

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)
Kanabec Co Hlth–Firstlight Hlth	2.75%		12/1/2019	NR		$2,600	$2,600,442
Kirkwood IDA–Aberdeen Hts	5.00%		5/15/2022	BB	(d)	805	855,296
Lancaster Co Hosp Auth–Bretheren Village	5.00%		7/1/2025	BB+	(d)	650	704,256
Lenexa KS Hlth Facs–Lakeview Village	5.00%		5/15/2022	BB+	(d)	1,720	1,819,020
Lenexa KS Hlth Facs–Lakeview Village	5.00%		5/15/2025	BB+	(d)	990	1,083,684
MA DFA–Partners Hlth	2.00% (MUNIPSA * 1 + .50%	)#	7/1/2038	AA-		5,000	4,986,050
MA DFA–Wellforce Hlth	5.00%		7/1/2022	BBB+		1,225	1,343,237
MA DFA–Wellforce Hlth	5.00%		7/1/2024	BBB+		2,030	2,316,819
MA DFA–Wellforce Hlth	5.00%		7/1/2025	BBB+		800	927,432
Maricopa CO IDA–Honor Health	5.00%		9/1/2021	A2		750	808,268
Maricopa CO IDA–Honor Health	5.00%		9/1/2022	A2		750	828,533
MD Hlth & Hi Ed–Western MD Hlth Sys	5.00%		7/1/2020	BBB		3,000	3,115,800
MI Fin Auth–Trinity Health	5.00%		12/1/2026	AA-		2,250	2,734,425
Monroeville Pa Fin Auth–UPMC Hlth	3.00%		2/15/2023	A+		2,510	2,605,380
Montgomery Co IDA–Einstein Hlthcare	5.00%		1/15/2020	Ba1		1,235	1,259,712
Montgomery Co IDA–Einstein Hlthcare	5.00%		1/15/2021	Ba1		2,000	2,088,560
Montgomery Co IDA–Whitemarsh	4.00%		1/1/2023	NR		2,000	2,024,720
Morgan Co Hosp–USDA Replacement Proj	2.75%		9/1/2019	NR		2,030	2,033,207
MS Equip Facs–MS Baptist Hlth	2.80% (MUNIPSA * 1 + 1.30%	)#	8/15/2036	BBB+		7,000	7,038,220
Muskingum Co Hsp Facs–Genesis Hlthcare	5.00%		2/15/2020	BB+		1,305	1,330,239
NC Med–Southminster	5.00%		10/1/2023	NR		750	812,340
NC Med Care Comm–Wake Forest Baptist	2.20%	#(c)	12/1/2048	A		15,000	15,065,100
New Hope Ed Facs–Childrens Hlth	5.00%		8/15/2023	Aa2		1,000	1,136,160
NJ Hlth–Hackensack Meridian Hlth	5.00%		7/1/2026	AA-		3,900	4,719,858
NJ Hlth–Univ Hosp (AGM)	5.00%		7/1/2021	AA		900	958,878
Northampton Co–St. Lukes Univ Hlth	2.783% (1 Mo. LIBOR * .70 + 1.04%	)#	8/15/2048	A-		8,000	8,027,760
NY Dorm–Montefiore Ob Group	5.00%		8/1/2024	BBB		1,500	1,721,265
NY Dorm–Orange Regl Med Ctr†	4.00%		12/1/2019	BBB-		1,500	1,518,060
NY Dorm–Orange Regl Med Ctr†	4.00%		12/1/2020	BBB-		1,000	1,029,430
NY Dorm–Orange Regl Med Ctr†	4.00%		12/1/2021	BBB-		1,700	1,777,979
OH Hsp–Cleveland Clinic	5.00%		1/1/2021	AA		3,440	3,641,274
OK DFA–OU Med	5.00%		8/15/2025	Baa3		550	629,178
OK DFA–OU Med	5.00%		8/15/2026	Baa3		800	928,512
Owensboro Health	5.00%		6/1/2025	Baa3		1,400	1,576,750
Palomar Hlth	5.00%		11/1/2021	BBB		500	534,610

14	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND March 31, 2019

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)
Rockville Eco Dev–Ingleside at King Farm	2.50%		11/1/2024	BB	(d)	$1,400	$1,400,042
Sartell Hlth Care–Country Manor	4.00%		9/1/2020	NR		980	998,228
SE Port Auth–Memorial Hlth	5.00%		12/1/2022	BB-	(d)	3,070	3,211,373
South Central Reg Med Ctr	1.70%		3/1/2020	NR		7,500	7,403,925
South Miami Hlth Fac–Baptist Hlth	5.00%		8/15/2022	A1		1,000	1,102,720
South Miami Hlth Fac–Baptist Hlth	5.00%		8/15/2023	A1		1,350	1,526,526
Southcentral PA Auth–Wellspan Hlth(a)	2.14% (MUNIPSA * 1 + 0.60%	)#	6/1/2049	Aa3		9,000	9,003,600
St Paul Hsg–HlthEast Care Sys	5.00%		11/15/2019	NR		1,230	1,256,039
St Paul Hsg–HlthEast Care Sys	5.00%		11/15/2020	NR		1,255	1,323,749
Tarrant Co Cultural–Buckner	3.875%		11/15/2022	NR		550	550,143
Tempe IDA–ASU Mirabella†	4.00%		10/1/2023	NR		2,060	2,075,491
Tulsa Co Industrial Auth–Montereau	5.00%		11/15/2026	BBB-	(d)	500	576,320
WA Hlth–Fred Hutchinson Cancer Ctr	2.77% (1 Mo. LIBOR * .67 + 1.10%	)#	1/1/2042	A+		4,000	4,045,400
WI Hlth & Ed–American Baptist	3.50%		8/1/2022	NR		500	500,290
WI Hlth & Ed–Tomah Hosp	2.65%		11/1/2020	NR		3,375	3,379,860
WI PFA–Mary’s Woods†	3.00%		11/15/2022	BB	(d)	705	705,141
Total							204,238,102

Housing 0.02%
Phoenix IDA–ASU Std Hsg	5.00%		7/1/2023	Baa3		100	110,375
Phoenix IDA–ASU Std Hsg	5.00%		7/1/2026	Baa3		175	202,038
Total							312,413

Housing 1.67%
MI Hsg Dev Auth(a)	4.25%		12/1/2049	AA+		6,000	6,512,460
Minnesota Hsg Fin Agency(a)	4.25%		7/1/2049	AA+		5,000	5,434,300
MO HDC (GNMA)	4.25%		5/1/2047	AA+		5,250	5,721,082
NC Hsg Fin Auth(a)	4.00%		1/1/2050	AA+		5,000	5,383,150
Total							23,050,992

Lease Obligations 5.00%
Buncombe Co Ltd Oblig	5.00%		6/1/2020	AA+		750	780,428
CA Pub Wks–Lease Rev	5.00%		10/1/2026	A+		1,500	1,830,615
CA Pub Wks–Lease Rev	5.00%		10/1/2027	A+		3,300	4,093,353
Comm of PA COPS	5.00%		7/1/2023	A2		500	558,520
Comm of PA COPS	5.00%		7/1/2025	A2		500	576,810
KY Ppty & Bldgs Commn–Proj #84 (NPFGC)(FGIC)	5.00%		8/1/2020	A1		5,000	5,219,450

See Notes to Financial Statements.	15

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND March 31, 2019

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Lease Obligations (continued)
Los Angeles Co Pub Wks	5.00%		8/1/2019	AA	$1,000	$1,012,310
New Jersey Transp Tr Fnd Auth	5.00%		6/15/2019	BBB+	1,250	1,258,300
NJ EDA–Sch Facs	5.00%		6/15/2021	BBB+	4,490	4,761,151
NJ EDA–Sch Facs	5.00%		3/1/2022	BBB+	2,310	2,483,296
NJ EDA–Sch Facs	5.00%		6/15/2022	BBB+	515	557,215
NJ EDA–Sch Facs	5.00%		6/15/2022	Baa1	900	973,773
NJ EDA–Sch Facs	5.00%		11/1/2022	BBB+	3,275	3,574,171
NJ EDA–Sch Facs	5.00%		3/1/2023	BBB+	3,565	3,903,318
NJ EDA–Sch Facs	5.00%		3/1/2025	BBB+	5,205	5,659,709
NJ EDA–Sch Facs	5.00%		6/15/2025	Baa1	1,250	1,403,275
NJ Trans Trust Fund	5.00%		6/15/2021	A+	4,500	4,775,760
NJ Trans Trust Fund	5.00%		12/15/2023	BBB+	1,250	1,392,938
NJ Trans Trust Fund	5.00%		12/15/2024	BBB+	7,000	7,903,070
NJ Trans Trust Fund	5.00%		12/15/2025	BBB+	12,500	14,224,500
Twin Rivers USD COP (AGM)	3.20%	#(c)	6/1/2041	AA	1,910	1,912,559
Total						68,854,521

Other Revenue 2.60%
Black Belt Energy–RBC	4.00%	#(c)	8/1/2047	Aa2	2,125	2,252,925
Brooklyn Arena LDC–Barclays Ctr	5.00%		7/15/2022	BBB-	1,250	1,368,250
CA Infra–Paul Getty Trust	2.208% (3 Mo. LIBOR * .70 + .37%	)#	4/1/2038	AAA	7,500	7,509,450
CA St Infra–LA Co Museum of Art	2.394% (1 Mo. LIBOR * .70 + .65%	)#	12/1/2050	A3	4,000	4,013,720
Clifton Higher Ed–Intl Ldrshp Sch	5.25%		8/15/2026	NR	1,605	1,717,687
Clifton Higher Ed–Intl Ldrshp Sch	5.25%		8/15/2028	NR	1,920	2,034,854
Indianapolis Local Pub Impt Bd Bk	5.00%		6/1/2022	A1	4,040	4,318,841
Main St Nat Gas–Macquarie	5.00%		5/15/2025	A3	4,850	5,514,450
Phoenix IDA–Basis Schs†	3.00%		7/1/2020	BB	740	738,276
TX Muni Gas Acq & Supply–Macquarie	5.00%		12/15/2022	A3	5,800	6,344,388
Total						35,812,841

Special Tax 1.82%
Allentown Neighborhood Impt†	5.00%		5/1/2022	Ba3	1,050	1,108,401
Allentown Neighborhood Impt†	5.00%		5/1/2023	Ba3	250	267,970
Allentown Neighborhood Impt†	5.00%		5/1/2028	NR	5,000	5,318,650
Brea Redev Agy	5.00%		8/1/2019	AA-	2,000	2,024,420
Brea Redev Agy	5.00%		8/1/2020	AA-	2,100	2,202,417
CT Spl Tax–Trans Infra	5.00%		10/1/2022	A+	3,400	3,765,466

16	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND March 31, 2019

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Special Tax (continued)
CT Spl Tax–Trans Infra	5.00%		1/1/2026	A+	$5,000	$5,854,500
Peninsula Town Center†	4.00%		9/1/2023	NR	225	230,350
Pittsburg Redev Agy–Los Medanos (AGM)	5.00%		9/1/2022	AA	3,370	3,739,386
Village CDD #12†	3.25%		5/1/2023	NR	500	505,595
Total						25,017,155

Tax Revenue 1.76%
FL Dept Env Protn–Florida Forever	5.00%		7/1/2022	AA-	3,410	3,781,213
IL State Sales Tax	5.00%		6/15/2024	BBB	7,245	7,977,759
Jefferson Co–Sch Warrant	5.00%		9/15/2023	AA	2,000	2,263,260
MD Dept Trans	4.00%		9/1/2026	AAA	4,750	5,481,547
Phoenix Civic Impt Corp–Light Rail Proj	5.00%		7/1/2019	AA	4,670	4,710,162
Total						24,213,941

Tobacco 4.06%
Buckeye Tobacco	5.125%		6/1/2024	B-	4,780	4,562,988
Golden St Tobacco	5.00%		6/1/2020	A+	5,300	5,506,117
Inland Empire Tobacco	4.625%		6/1/2021	NR	1,540	1,540,046
PA Tob Settlement	5.00%		6/1/2022	A1	2,250	2,464,088
PA Tob Settlement	5.00%		6/1/2023	A1	1,125	1,261,046
PA Tob Settlement	5.00%		6/1/2024	A1	5,000	5,728,700
Railsplitter Tobacco Settlement Auth	5.25%		6/1/2021	A	16,010	17,157,277
Suffolk Tobacco Asset Sec Corp	5.375%		6/1/2028	NR	4,000	4,000,200
Tobacco Settlement Auth WA	5.00%		6/1/2019	A	4,990	5,014,451
Tobacco Settlement Fin Corp NJ	3.20%		6/1/2027	BBB+	6,825	7,038,759
TSASC	5.00%		6/1/2021	A	1,500	1,596,270
Total						55,869,942

Transportation 9.18%
Atlanta Arpt–PFC	5.00%		1/1/2026	AA-	5,000	5,768,050
Bay Area Toll Auth	2.508% (3 Mo. LIBOR * .70 + .55%	)#	4/1/2045	AA	10,800	10,819,224
Bay Area Toll Auth	4.00%		4/1/2029	AA-	1,200	1,369,476
Central TX Mobility Auth	4.00%		1/1/2022	BBB+	5,000	5,215,400
Central TX Mobility Auth	5.00%	#(c)	1/1/2045	A-	5,000	5,186,300
Chicago O’Hare Arpt	5.00%		1/1/2021	A	1,500	1,586,685
Chicago Trans Auth	5.00%		6/1/2025	NR	2,000	2,296,480
Cleveland Arpt (AGM)	5.00%		1/1/2022	AA	455	495,277
Cleveland Arpt (AGM)	5.00%		1/1/2023	AA	1,000	1,117,400

See Notes to Financial Statements.	17

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND March 31, 2019

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Transportation (continued)
Denver City & Co Arpt	2.602% (1 Mo. LIBOR * .70 + .86%	)#	11/15/2031	A+		$2,550	$2,552,065
E470 Pub Hwy Auth	2.089% (1 Mo. LIBOR * .67 + .42%	)#	9/1/2039	A		6,000	6,001,800
E470 Pub Hwy Auth	2.721% (1 Mo. LIBOR * .67 + 1.05%	)#	9/1/2039	A		2,000	2,017,980
E470 Pub Hwy Auth	5.00%		9/1/2019	A		1,000	1,012,610
Grand Parkway Trans Corp	5.00%		2/1/2023	A+	(d)	10,030	11,192,678
Harris Co Toll Rd	5.00%		8/15/2021	Aa2		1,500	1,619,565
Illinois St Toll Hwy Auth	5.00%		1/1/2024	AA-		7,215	8,298,332
LA Offshore Term Auth–LOOP	2.00%	#(c)	10/1/2040	BBB+		2,000	1,998,000
MTA NY	5.00%		5/15/2021	NR		15,000	15,968,850
NC Tpk Auth–Triangle Exprs (AGM)	5.00%		1/1/2028	AA		1,500	1,790,055
NJ Tpk Auth	2.493% (1 Mo. LIBOR * .70 + .75%	)#	1/1/2030	NR		2,500	2,522,550
NJ Tpk Auth	5.00%		1/1/2020	A+		5,000	5,126,400
NJ Tpk Auth	5.00%		1/1/2027	A2		3,200	3,899,616
NJ Trans Trust Fund	2.70% (MUNIPSA * 1 + 1.20%	)#	6/15/2034	BBB+		10,030	10,110,240
NJ Trans Trust Fund	5.00%		6/15/2023	A+		7,210	7,999,855
Port Auth NY & NJ–JFK IAT	5.00%		12/1/2020	BBB+		3,050	3,167,974
Triborough Brdg & Tunl Auth	5.00%		11/15/2021	AA-		5,000	5,445,700
Triborough Brdg & Tunl Auth (NPFGC)(FGIC)	5.50%		11/15/2021	A+		1,650	1,817,294
Total							126,395,856

Utilities 18.50%
American Muni Pwr–Hydroelec Proj	2.25%	#(c)	2/15/2048	A		6,500	6,534,385
American Muni Pwr-Prairie St (BAM)	5.25%		2/15/2030	AA		2,500	2,723,150
CA Dept Wtr Res Wtr–Central Valley	5.00%		12/1/2019	NR		205	209,897
Central Plains–Goldman Sachs	5.00%		9/1/2027	BBB+		1,305	1,518,276
Chicago Wastewater	5.00%		1/1/2021	A		1,000	1,051,940
Chicago Wastewater	5.00%		1/1/2022	A		2,000	2,161,340
Chicago Water	5.00%		11/1/2021	A		1,125	1,210,500
Chicago Water	5.00%		11/1/2022	A		1,000	1,103,670
Chicago Water	5.00%		11/1/2022	A		5,680	6,268,846
Chicago Water (AGM)	5.00%		11/1/2028	AA		2,500	2,973,875
City of Rockport Poll Ctl–IN MI Pwr	3.05%		6/1/2025	A-		3,500	3,579,485
Detroit Water	5.00%		7/1/2021	AA-		420	447,569
Detroit Water	5.00%		7/1/2022	AA-		500	546,775
Dev–GA Power	2.35%	#(c)	7/1/2022	Baa1		1,500	1,496,265

18	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND March 31, 2019

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Utilities (continued)
Escambia Co PCR–Gulf Power	2.60%		6/1/2023	A2	$3,000	$3,052,140
Farmington Poll Ctl–NM Pub Svc	1.875%	#(c)	4/1/2033	BBB+	4,000	3,956,080
Farmington Poll Ctl–NM Pub Svc	2.125%	#(c)	6/1/2040	BBB+	1,200	1,188,900
Guam Pwr Auth (AGM)	5.00%		10/1/2019	AA	1,000	1,015,720
IL Fin Auth–Peoples Gas	1.875%	#(c)	2/1/2033	Aa3	6,500	6,468,995
JEA Elec Sys	5.00%		10/1/2020	A	635	663,346
KY Muni Pwr–Prairie State Proj	3.45%	#(c)	9/1/2042	A-	1,700	1,742,585
KY Pub Energy Auth–Peak Energy	4.00%	#(c)	4/1/2048	A3	15,435	16,579,505
Lehigh Co IDA–PPL Elec Util	1.80%	#(c)	2/15/2027	A1	10,660	10,549,136
Lehigh Co IDA–PPL Elec Util	1.80%	#(c)	9/1/2029	A1	3,000	2,945,940
Long Island Power Auth	2.493% (1 Mo. USD-LIBOR-BBA	)#	5/1/2033	A-	10,000	10,023,400
Long Island Power Auth	5.00%		9/1/2026	A-	500	608,490
Long Island Power Auth	5.00%		9/1/2027	A-	500	617,565
Louisa IDA–VA Elec & Pwr Co	1.85%	#(c)	11/1/2035	A2	7,750	7,749,612
Louisville/Jeff Co Poll Ctrl–Louisville(a)	1.85%	#(c)	10/1/2033	A1	5,000	5,007,800
Main St Nat Gas–RBC	4.00%	#(c)	4/1/2048	Aa2	8,000	8,614,400
Maricopa Co Poll Ctl–NM Pub Svc	2.40%	#(c)	6/1/2043	BBB+	7,500	7,512,750
Mason Cnty Poll Ctrl–Appalachian Power	2.75%		10/1/2022	A-	27,500	27,987,850
MEAG–Proj 1	5.00%		1/1/2021	A2	7,000	7,359,870
MI Strat Fund–Detroit Edison	1.45%	#(c)	9/1/2030	Aa3	2,000	1,944,200
Miami Dade CO Wtr & Swr	5.00%		10/1/2025	AA-	3,000	3,593,640
Monroe Co PCR–Gulf Power	2.00%	#(c)	9/1/2037	A2	6,000	5,963,760
Northern CA Gas–Goldman Sachs	4.00%	#(c)	7/1/2049	A3	5,000	5,394,900
PEAK Energy–BP	4.00%	#(c)	1/1/2049	A1	9,275	10,083,223
Philadelphia Gas Works	5.00%		8/1/2020	A	2,000	2,088,040
Philadelphia Gas Works	5.00%		8/1/2023	A	850	958,741
Philadelphia Gas Works	5.00%		8/1/2024	A	800	921,496
Philadelphia Water & Wastewater	5.00%		11/1/2023	A1	900	1,032,156
PR Aqueduct & Swr Auth	5.00%		7/1/2022	Ca	2,000	2,010,000
PR Elec Pwr Auth(e)	5.25%		7/1/2018	NR	2,000	1,405,000
SA Energy Acquisition Pub Fac–Goldman Sachs	5.50%		8/1/2021	A3	4,350	4,658,981
San Antonio Elec & Gas	2.75%	#(c)	2/1/2048	Aa2	8,000	8,214,480
San Antonio Water System	2.625%	#(c)	5/1/2049	AA	5,000	5,165,150
SE AL Gas Dist–Goldman Sachs	4.00%	#(c)	4/1/2049	A3	14,250	15,223,845
Stockton PFA–Wastewater (BAM)	5.00%		9/1/2020	AA	1,000	1,050,070

See Notes to Financial Statements.	19

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND March 31, 2019

Investments		Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Utilities (continued)
TEAC–Goldman Sachs		4.00%	#(c)	5/1/2048	A3	$6,000	$6,348,480
TX Muni Gas Acq & Supply–Macquarie		5.00%		12/15/2019	A3	1,000	1,020,590
Wise Co IDA–VA Elec & Pwr Co		2.15%	#(c)	10/1/2040	A2	13,430	13,472,842
WV EDA–Appalachian Pwr(a)		2.55%	#(c)	3/1/2040	A-	2,000	2,028,200
WV EDA–Appalachian Pwr		2.625%	#(c)	12/1/2042	A-	3,000	3,049,770
York Co EDA–VA Elec & Pwr Co		1.875%	#(c)	5/1/2033	A2	3,750	3,749,738
Total							254,847,359
Total Municipal Bonds (cost $1,200,428,036)							1,214,004,682

SHORT-TERM INVESTMENTS 13.36%

Municipal Bond 0.53%

General Obligation 0.53%
Hempstead UFSD (cost $7,260,881)		2.75%		6/27/2019	NR	7,250	7,263,412

	Interest Rate#	Interest Rate Reset Date(f)		Final Maturity Date

Variable Rate Demand Notes 12.83%

Corporate-Backed 3.38%
PSL North America	2.75%	4/4/2019		11/1/2032	BBB-	1,000	1,000,000
St James Parish–Nucor Steel	1.68%	4/3/2019		11/1/2040	A-	20,000	20,000,000
St James Parish–Nucor Steel	1.68%	4/3/2019		11/1/2040	A-	25,500	25,500,000
Total							46,500,000

Education 0.29%
Met Govt Nashville H & E–Fisk Univ	1.62%	4/4/2019		12/1/2020	NR	4,035	4,035,000

General Obligation 0.20%
MA State GO	1.47%	4/1/2019		3/1/2026	Aa1	1,365	1,365,000
NYC GO	1.50%	4/1/2019		6/1/2044	Aa1	425	425,000
NYC GO	1.52%	4/1/2019		6/1/2044	Aa1	200	200,000
NYC GO	1.52%	4/1/2019		12/1/2047	Aa1	800	800,000
Total							2,790,000

20	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND March 31, 2019

Investments	Interest Rate#	Interest Rate Reset Date(f)	Final Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Health Care 5.71%
AR DFA–Baptist Mem Hlth	1.90%	4/4/2019	9/1/2044	BBB+	$15,000	$15,000,000
NJ Hlth–Christian Hlth Care Ctr	1.79%	4/4/2019	7/1/2038	BBB+	6,545	6,545,000
OH Hosp–Univ Hosp Hlth Sys	1.73%	4/4/2019	1/15/2033	A	29,720	29,720,000
WV United Health Sys	1.72%	4/4/2019	6/1/2033	A	27,380	27,380,000
Total						78,645,000

Housing 0.93%
IN Hsg & Cmnty Dev–SF
Mtge Rev (GNMA)	1.69%	4/1/2019	7/1/2047	Aaa	12,845	12,845,000

Lease Obligations 0.37%
Montgomery Co Pub Bldg Auth	1.55%	4/4/2019	11/1/2027	Aa2	5,040	5,040,000

Money Market Securities 0.01%
NYC TFA	1.55%	4/1/2019	11/1/2022	AAA	200	200,000

Other Revenue 0.71%
Exxon Mobil Corp	1.44%	4/1/2019	11/1/2041	Aaa	4,460	4,460,000
WI Hlth & Ed–Maranatha Baptist 2.25%		4/4/2019	8/1/2026	BBB+	5,300	5,300,000
Total						9,760,000

Utilities 1.23%
Appling Co Dev–GA Power	1.60%	4/1/2019	9/1/2041	A-	15,800	15,800,000
NYC Muni Water	1.59%	4/1/2019	8/1/2031	AAA	1,165	1,165,000
Total						16,965,000
Total Variable Rate Demand Notes (cost $176,780,000)						176,780,000
Total Short-Term Investments (cost $184,040,881)						184,043,412
Total Investments in Securities 101.51% (cost $1,384,468,917)						1,398,048,094
Liabilities in Excess of Cash and Other Assets (1.51%)						(20,745,415)
Net Assets 100.00%						$1,377,302,679

Note: See Footnotes to Schedule of Investments on page 127 of this report.

See Notes to Financial Statements.	21

Schedule of Investments (unaudited)(concluded)

SHORT DURATION TAX FREE FUND March 31, 2019

The following is a summary of the inputs used as of March 31, 2019 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Municipal Bonds	$–	$1,214,004,682	$–	$1,214,004,682
Short-Term Investments
Municipal Bond	–	7,263,412	–	7,263,412
Variable Rate Demand Notes	–	176,780,000	–	176,780,000
Total	$–	$1,398,048,094	$–	$1,398,048,094

(1)	Refer to Note 2(i) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry.
(3)	There were no Level 1/Level 2 transfers during the period ended March 31, 2019.

22	See Notes to Financial Statements.

Schedule of Investments (unaudited)

INTERMEDIATE TAX FREE FUND March 31, 2019

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
MUNICIPAL BONDS 98.04%

Corporate-Backed 8.05%
AL IDA–Office Max Rmkt AMT	6.45%	#(c)	12/1/2023	B1	$2,300	$2,311,385
Arista Met District	5.00%		12/1/2038	NR	1,240	1,276,493
Build NYC Res Corp–Pratt Paper AMT†	4.50%		1/1/2025	NR	3,600	3,929,400
Build NYC Res Corp–Pratt Paper AMT†	5.00%		1/1/2035	NR	550	593,505
CA Poll Ctl–Waste Mgmt AMT	3.00%		11/1/2025	A-	9,850	10,118,609
Chandler AZ IDR–Intel Corp AMT	2.70%	#(c)	12/1/2037	A+	7,250	7,379,123
Citizens Property Insurance Corp	5.00%		6/1/2022	A+	12,500	13,557,250
Downtown Doral CDD†	4.25%		12/15/2028	NR	250	251,470
Downtown Doral CDD†	4.75%		12/15/2038	NR	625	640,369
Gloucester Co Poll Ctl–Logan AMT	5.00%		12/1/2024	BBB-	1,750	1,874,443
Greater Orlando Aviation–Jet Blue AMT	5.00%		11/15/2026	NR	2,980	3,208,328
Houston Arpt–United Airlines AMT	5.00%		7/15/2028	BB	2,525	2,944,175
IA Fin Auth–Iowa Fertilizer Co(a)	3.125%		12/1/2022	B+	2,250	2,264,805
IA Fin Auth–Iowa Fertilizer Co	5.25%		12/1/2025	B+	10,000	10,786,700
IA Fin Auth–Iowa Fertilizer Co	5.50%		12/1/2022	B+	15	15,017
IA Fin Auth–Iowa Fertilizer Co†	5.875%		12/1/2026	B+	3,365	3,536,447
IN Fin Auth–US Steel	6.00%		12/1/2019	B	3,195	3,255,034
Indianapolis Local Pub Impt–IND Arpt AMT	5.00%		1/1/2026	A1	9,425	10,745,725
Indianapolis Local Pub Impt–IND Arpt AMT	5.00%		1/1/2027	A1	8,300	9,415,354
JFK IAT–American Airlines AMT	5.00%		8/1/2026	BB-	12,750	13,381,507
LA Citizens Property Insurance Corp (AGM)	5.00%		6/1/2022	AA	2,000	2,203,900
LA Env Facs–Westlake Chem	3.50%		11/1/2032	BBB	8,850	8,915,578
LA Env Facs–Westlake Chem	6.50%		8/1/2029	BBB	6,780	7,159,409
Love Field Arpt–Southwest Airlines AMT	5.00%		11/1/2028	A3	1,800	1,961,658
Martin Co IDA–Indiantown Cogen AMT†	4.20%		12/15/2025	BBB+	6,000	6,114,000
Matagorda Co Nav Dist–AEP TX Central	4.00%		6/1/2030	A-	8,000	8,298,320
MD EDC–Chesapeake Bay Hyatt(e)	5.00%		12/1/2016	NR	2,570	1,747,600
Met Govt Nashville & Davidson Cnty	4.00%		7/1/2034	AA	10,000	11,111,000
Mission Econ Dev Corp–Natgasoline AMT†	4.625%		10/1/2031	BB-	10,000	10,401,400
National Finance Authority–Covanta AMT†	4.00%		11/1/2027	B1	2,975	3,027,211
Nez Perce CO Poll Ctl–Potlatch	2.75%		10/1/2024	BBB-	10,500	10,699,080
Niagara Area Dev Corp–Covanta†	3.50%		11/1/2024	B1	4,650	4,754,997
Niagara Area Dev Corp–Covanta AMT†	4.75%		11/1/2042	B1	5,500	5,624,795
NJ EDA–Continental Airlines AMT	4.875%		9/15/2019	BB	850	859,325
NJ EDA–Continental Airlines AMT	5.125%		9/15/2023	BB	6,775	7,321,268
NJ EDA–Continental Airlines AMT	5.25%		9/15/2029	BB	13,820	15,097,521

See Notes to Financial Statements.	23

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2019

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Corporate-Backed (continued)
NJ EDA–Sch Facs	5.00%		6/15/2030	A-	(d)	$2,000	$2,236,580
NJ EDA–Sch Facs	5.00%		6/15/2033	A-	(d)	2,000	2,203,400
NY Energy RDA–NYSEGC	3.50%		10/1/2029	A-		8,200	8,709,466
NYC Cap Res–Arthur Mgmt	7.00%		8/1/2025	NR		3,415	3,633,116
NYC IDA–TRIPS AMT	5.00%		7/1/2022	BBB		2,330	2,547,203
NYC IDA–TRIPS AMT	5.00%		7/1/2028	BBB		3,500	3,763,235
OH Air Quality–Pratt Paper AMT†	3.75%		1/15/2028	NR		1,800	1,878,048
OH Air Quality–Pratt Paper AMT†	4.25%		1/15/2038	NR		3,750	3,874,875
OK DFA–Waste Mgmt	2.375%	#(c)	12/1/2021	A-		1,665	1,672,642
PA EDA–Procter & Gamble AMT	5.375%		3/1/2031	AA-		1,080	1,348,639
Richland Co Env Impt–Intl Paper AMT	3.875%		4/1/2023	BBB		6,715	7,070,962
Salem Co Poll Ctl–Chambers AMT	5.00%		12/1/2023	BBB-		7,710	8,237,518
St Charles Parish–Valero Energy	4.00%	#(c)	12/1/2040	BBB		13,400	13,994,826
Tulsa Mun Arpt–American Airlines AMT	5.00%	#(c)	6/1/2035	BB-		5,000	5,491,550
VA Small Bus Fing–Covanta AMT†	5.00%	#(c)	1/1/2048	B		440	455,440
Valdez Marine Term–BP	5.00%		1/1/2021	A1		10,000	10,545,900
Valparaiso Facs–Pratt Paper AMT	5.875%		1/1/2024	NR		1,020	1,115,931
Valparaiso Facs–Pratt Paper AMT	6.75%		1/1/2034	NR		5,000	5,779,250
Warren Co–Intl Paper	2.90%	#(c)	9/1/2032	BBB		7,500	7,642,875
West Pace Coop Dist(e)	9.125%		5/1/2039	NR		4,900	2,842,000	(g)
Whiting Env Facs–BP AMT	5.00%	#(c)	11/1/2045	A1		6,855	7,540,294
Whiting Env Facs–BP Rmkt	5.25%		1/1/2021	A1		5,000	5,294,350
WI PFA–American Dream†	6.75%		12/1/2042	NR		5,000	5,822,800
WI PFA–TRIPS AMT	5.25%		7/1/2028	BBB		3,750	4,068,375
WI Pub Fin Auth–Celanese AMT	4.30%		11/1/2030	BBB-		2,125	2,205,070
WI Pub Fin Auth–Celanese AMT	5.00%		12/1/2025	BBB-		6,500	7,363,590
Total							334,120,136

Education 4.94%
CA Fin Auth–Biola Univ	5.00%		10/1/2028	Baa1		420	469,497
CA Fin Auth–Biola Univ	5.00%		10/1/2030	Baa1		430	475,559
CA State Univ Sys	5.00%		11/1/2024	Aa2		5,000	5,450,000
CA State Univ Sys	5.00%		11/1/2026	Aa2		2,750	3,341,910
Chicago Brd Ed	5.00%		12/1/2034	B+		3,000	3,228,030
Chicago Brd Ed	5.00%		12/1/2036	B+		9,000	9,617,490
Cleveland State Univ	5.00%		6/1/2024	A+		1,775	1,922,715
Clifton Higher Ed–Intl Ldrshp Sch	5.125%		8/15/2030	NR		3,500	3,649,310
CT Hlth & Ed–Quinnipiac Univ	5.00%		7/1/2033	A-		8,230	9,360,967

24	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2019

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Education (continued)
Cuyahoga CCD	5.00%	8/1/2020	Aa2	$1,800	$1,849,950
Frederick Co Ed Fac–Mount St Mary’s Univ†	5.00%	9/1/2027	BB+	2,000	2,260,500
Frederick Co Ed Fac–Mount St Mary’s Univ†	5.00%	9/1/2032	BB+	2,400	2,627,376
Fulton Co Dev–GA Tech Athletic Assoc	5.00%	10/1/2022	A2	7,480	8,246,625
IL Fin Auth–IL Inst of Tech	5.00%	4/1/2020	Baa3	1,000	1,000,880
IL Fin Auth–Loyola Univ Chicago	5.00%	7/1/2025	A1	8,620	9,397,093
IL Fin Auth–Noble Chtr Sch	5.00%	9/1/2025	BBB	1,500	1,647,060
IL Fin Auth–Roosevelt Univ	6.50%	4/1/2039	Ba3	2,000	2,048,740
IL Fin Auth–Univ Chicago	5.00%	10/1/2030	Aa2	8,000	9,188,560
MA DFA–Emerson Clg	5.00%	1/1/2026	BBB+	5,135	5,866,892
MA DFA–Emerson Clg	5.00%	1/1/2027	BBB+	2,700	3,070,683
MA DFA–Emerson Clg	5.00%	1/1/2028	BBB+	1,810	2,047,237
MA DFA–Emmanuel College	5.00%	10/1/2032	Baa2	5,000	5,672,100
Marietta Dev Auth–Life Univ†	5.00%	11/1/2037	Ba3	1,500	1,627,275
NC Cap Facs–High Point Univ	5.00%	5/1/2032	A-	2,500	2,640,175
NH Hlth & Ed–Univ Sys of NH	5.50%	7/1/2020	AA-	1,890	1,908,768
Nova Southeastern Univ	5.00%	4/1/2037	A-	5,000	5,719,400
Nova Southeastern Univ	5.00%	4/1/2038	A-	2,500	2,851,125
NV Dept of Bus & Ind–Somerset Academy†	4.50%	12/15/2029	BB	750	788,932
NV Dept of Bus & Ind–Somerset Academy†	5.00%	12/15/2038	BB	1,000	1,053,420
NY Dorm–Mt Sinai Sch Med	5.00%	7/1/2026	A-	5,000	5,869,350
NY Dorm–Mt Sinai Sch Med	5.00%	7/1/2027	A-	10,000	11,679,000
NY Dorm–Pace Univ	5.00%	5/1/2021	BBB-	1,845	1,953,338
NY Dorm–Pace Univ	5.00%	5/1/2023	BBB-	980	1,081,675
NY Dorm–Pace Univ	5.00%	5/1/2026	BBB-	980	1,070,875
NY Dorm–SUNY	5.00%	7/1/2026	Aa3	2,000	2,373,540
NY Dorm–SUNY	5.00%	7/1/2027	Aa3	500	591,010
NY Dorm–SUNY	5.00%	7/1/2027	Aa3	4,880	5,768,258
NY Dorm–SUNY	5.00%	7/1/2028	Aa3	4,110	4,833,319
NY Dorm–SUNY	5.00%	7/1/2029	Aa3	2,750	3,216,592
Pima IDA–American Leadership Acad†	4.75%	6/15/2037	NR	4,500	4,570,470
Private Clgs & Univs Auth–SCAD	5.00%	4/1/2029	A3	1,500	1,689,825
Private Clgs & Univs Auth–SCAD	5.00%	4/1/2031	A3	1,360	1,516,835
Troy Cap Res Corp–RPI	5.00%	8/1/2024	A3	1,000	1,155,710
Troy Cap Res Corp–RPI	5.00%	8/1/2025	A3	2,630	3,097,640
Troy Cap Res Corp–RPI	5.00%	8/1/2026	A3	1,000	1,184,430
Troy Cap Res Corp–RPI	5.00%	8/1/2027	A3	1,600	1,885,888

See Notes to Financial Statements.	25

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2019

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Education (continued)
Univ of Houston	5.00%		2/15/2029	AA	$10,280	$12,196,500
Univ of Illinois (AGM)	4.00%		4/1/2033	AA	4,905	5,305,886
Univ of Illinois (AGM)	4.00%		4/1/2034	AA	5,100	5,496,525
Univ of North Carolina–Wilmington	5.00%		6/1/2023	A1	2,435	2,753,425
Univ of North Carolina–Wilmington	5.00%		6/1/2024	A1	2,560	2,958,925
VA Clg Bldg Auth	4.00%		9/1/2035	AA+	8,795	9,655,679
Western MI Univ (AGC)	5.25%		11/15/2020	AA	3,980	3,991,741
Total						204,924,705

Financial Services 0.66%
Berks Co IDA–Tower Hlth	4.00%		11/1/2031	A	2,280	2,442,359
Berks Co IDA–Tower Hlth	5.00%		11/1/2030	A	1,315	1,540,615
MA Ed Fin Auth AMT	3.625%		7/1/2034	AA	15,000	15,557,700
NJ Higher Ed Assistance Auth AMT	3.75%		12/1/2030	Aaa	2,350	2,455,773
NJ Higher Ed Assistance Auth AMT	4.00%		12/1/2032	Aaa	2,690	2,856,753
NJ Higher Ed Assistance Auth AMT	4.00%		12/1/2034	Aaa	2,400	2,536,608
Total						27,389,808

General Obligation 14.92%
Bellwood GO	5.875%		12/1/2027	A	5,000	5,628,300
Bellwood GO	6.15%		12/1/2032	A	3,770	4,270,920
Birdville ISD	4.00%		2/15/2038	AAA	3,235	3,536,146
CA State GO	2.503% (1 Mo. LIBOR * .70 + .76%	)#	12/1/2031	AA-	5,000	5,032,600
CA State GO	5.00%		3/1/2025	AA-	7,000	8,300,530
CA State GO	5.00%		10/1/2027	AA-	10,000	11,260,100
CA State GO	5.00%		9/1/2030	AA-	10,000	11,713,700
CA State GO	5.00%		4/1/2032	AA-	13,850	17,935,473
CA State GO	5.25%		3/1/2022	AA-	6,320	6,541,895
Chabot/Las Positas CCD	5.00%		8/1/2023	AA	3,000	3,453,930
Chicago Brd Ed	5.00%		12/1/2029	B+	3,000	3,309,810
Chicago Brd Ed	5.00%		12/1/2030	B+	3,100	3,396,081
Chicago Brd Ed	5.00%		12/1/2031	B+	1,500	1,635,015
Chicago Brd Ed	5.00%		12/1/2031	B+	3,100	3,140,765
Chicago Brd Ed	5.00%		12/1/2032	B+	1,200	1,303,128
Chicago Brd Ed	5.00%		12/1/2033	B+	900	973,746
Chicago Brd Ed	5.00%		12/1/2034	B+	475	512,164
Chicago Brd Ed	5.00%		12/1/2035	B+	450	483,494
Chicago Brd Ed	5.00%		12/1/2046	B+	7,500	7,872,750

26	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2019

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
General Obligation (continued)
Chicago Brd Ed†	6.75%	12/1/2030	B+	$5,000	$6,163,000
Chicago Brd Ed (AGM)	5.00%	12/1/2027	AA	2,860	3,360,328
Chicago GO	5.00%	1/1/2022	BBB+	7,770	8,215,532
Chicago GO	5.00%	1/1/2024	BBB+	15,000	16,247,850
Chicago GO	5.00%	1/1/2025	BBB+	7,000	7,673,400
Chicago GO	5.00%	1/1/2031	BBB+	2,210	2,391,817
Chicago GO	5.00%	1/1/2034	BBB+	7,625	8,028,439
Chicago GO	5.125%	1/1/2027	BBB+	3,100	3,394,810
Chicago GO	5.25%	1/1/2028	BBB+	3,845	4,223,463
Chicago GO	5.50%	1/1/2037	BBB+	1,000	1,088,970
Chicago GO(a)	5.50%	1/1/2049	BBB+	3,750	4,143,937
Chicago GO	5.625%	1/1/2030	BBB+	1,835	2,107,663
Chicago GO	6.00%	1/1/2038	BBB+	17,835	20,371,672
Chicago Met Water Reclmtn Dist	5.00%	12/1/2027	AA+	4,600	5,478,876
Chicago Met Water Reclmtn Dist	5.00%	12/1/2028	AA+	6,715	7,958,417
Clackamas Co Sch Dist–North Clackamas	5.00%	6/15/2025	AA+	1,450	1,688,061
Clark Co GO	5.00%	11/1/2027	AA+	10,775	12,728,615
Cook Co GO	5.00%	11/15/2020	AA-	5,000	5,237,750
Cook Co GO	5.00%	11/15/2021	AA-	5,000	5,375,950
Cook Co GO	5.00%	11/15/2025	AA-	6,000	6,550,260
Cook CO GO	5.25%	11/15/2023	AA-	10,510	11,332,513
CT State GO(a)	4.00%	4/15/2037	A1	1,825	1,944,373
CT State GO	4.00%	6/15/2037	A1	775	821,833
CT State GO	5.00%	10/15/2028	A1	12,500	14,695,500
CT State GO	5.00%	6/15/2032	A1	1,000	1,180,710
CT State GO	5.00%	6/15/2034	A1	1,100	1,289,629
CT State GO	5.00%	6/15/2035	A1	1,125	1,314,619
CT State GO(a)	5.00%	4/15/2036	A1	1,150	1,356,390
Eaton Area Pk & Rec Dist	5.50%	12/1/2030	NR	240	256,445
Fresno USD (NPFGC)(FGIC)	5.25%	2/1/2024	A+	3,285	3,817,301
Geneva USD	5.00%	1/1/2028	AA+	1,125	1,339,897
Geneva USD	5.00%	1/1/2029	AA+	2,200	2,605,042
Geneva USD	5.00%	1/1/2030	AA+	1,400	1,644,384
HI State GO	5.00%	8/1/2026	AA+	7,590	8,836,582
Houston GO	5.00%	3/1/2024	AA	2,000	2,296,520
IL State GO	5.00%	7/1/2022	BBB-	6,500	6,965,985
IL State GO	5.00%	8/1/2023	BBB-	5,350	5,784,099

See Notes to Financial Statements.	27

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2019

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
General Obligation (continued)
IL State GO	5.00%	8/1/2024	BBB-	$14,565	$15,446,474
IL State GO	5.00%	11/1/2026	BBB-	10,000	11,043,600
IL State GO	5.00%	1/1/2027	BBB-	12,010	13,117,082
IL State GO	5.00%	11/1/2027	BBB-	5,000	5,493,750
IL State GO	5.00%	2/1/2028	BBB-	13,620	14,989,763
IL State GO	5.00%	11/1/2028	BBB-	11,280	12,455,489
IL State GO	5.00%	2/1/2029	BBB-	5,440	5,955,440
IL State GO	5.00%	11/1/2029	BBB-	2,800	3,044,356
IL State GO	5.00%	10/1/2032	BBB-	8,300	9,056,296
IL State GO	5.00%	10/1/2033	BBB-	5,000	5,427,700
IL State GO	5.25%	7/1/2030	BBB-	5,430	5,744,017
IL State GO	5.25%	2/1/2034	BBB-	3,295	3,477,181
IL State GO	5.50%	7/1/2038	BBB-	5,000	5,285,700
IL State GO	6.00%	5/1/2026	BBB-	6,000	6,985,740
LA State GO	5.00%	5/1/2028	AA-	11,180	13,011,731
LA State GO	5.00%	3/1/2031	AA-	5,000	6,169,750
Lake Co GO	3.50%	11/30/2031	AAA	1,825	1,889,970
Lubbock GO	5.00%	2/15/2026	AA+	11,810	13,888,914
Luzerne Co GO (AGM)	5.00%	11/15/2022	AA	2,250	2,488,950
Luzerne Co GO (AGM)	5.00%	11/15/2023	AA	2,500	2,815,275
Luzerne Co GO (AGM)	5.00%	11/15/2024	AA	4,000	4,579,920
Nassau Co GO (AGM)	5.00%	1/1/2026	AA	10,000	11,943,800
NJ State GO	5.00%	6/1/2027	A-	3,650	4,367,152
NJ State GO	5.00%	6/1/2029	A-	5,000	5,885,300
NV State GO	5.00%	11/1/2026	AA	7,500	8,864,625
NY Dorm–Sch Dist (AGM)	5.00%	10/1/2023	AA	2,500	2,869,275
NYC GO	5.00%	10/1/2021	Aa1	6,000	6,506,280
NYC GO	5.00%	8/1/2022	Aa1	10,010	10,797,587
NYC GO	5.00%	8/1/2025	Aa1	12,000	13,658,400
NYC GO	5.00%	8/1/2026	Aa1	5,235	5,711,856
NYC GO	5.00%	8/1/2032	Aa1	1,750	2,156,980
PA State GO	4.00%	3/1/2038	Aa3	8,020	8,605,219
PA State GO	5.00%	1/15/2028	Aa3	10,000	12,027,800
Peralta CCD	5.00%	8/1/2021	AA-	3,000	3,243,210
Philadelphia Sch Dist	5.00%	9/1/2026	A2	500	587,290
Philadelphia Sch Dist	5.00%	9/1/2027	A2	600	712,896
Philadelphia Sch Dist	5.00%	9/1/2028	A2	500	600,820

28	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2019

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
General Obligation (continued)
Philadelphia Sch Dist (AGM)	5.00%		6/1/2030	AA		$5,000	$5,883,850
Philadelphia Sch Dist (AGM)	5.00%		6/1/2031	AA		5,000	5,837,150
PR Comwlth GO (AGM)	5.25%		7/1/2024	AA		855	906,616
PR Comwlth GO (AMBAC)	5.50%		7/1/2019	Ca		550	553,289
PR Comwlth GO TCRS (AMBAC)	4.50%		7/1/2023	Ca		1,620	1,620,940
PR Pub Bldg Auth GTD (AMBAC)	10.00%	#(c)	7/1/2035	Ca		4,245	4,476,310
Reedy Creek Impt Dist GO	4.00%		6/1/2031	AA-		2,240	2,464,448
RI State GO	5.00%		8/1/2029	AA		7,500	9,214,350
San Francisco Co USD	5.00%		6/15/2027	AA		5,000	5,865,450
VT EDA–Casella Waste AMT†	4.625%	#(c)	4/1/2036	B		750	766,913
WA State GO	5.00%		8/1/2022	AA+		14,245	15,365,797
Wake Co Ltd Ob	4.00%		12/1/2031	AA+		5,000	5,518,250
Total							619,590,130

Health Care 14.30%
AL PFA–AL Proton Therapy†	6.85%		10/1/2047	NR		2,160	2,309,688
Alachua Co Hlth–East Ridge Ret Vlg	5.00%		11/15/2024	B-	(d)	4,000	3,778,480
Alachua Co Hlth–East Ridge Ret Vlg	5.625%		11/15/2029	B-	(d)	1,000	920,580
Allegheny County Health Network	5.00%		4/1/2030	A		4,750	5,634,070
Allegheny County Health Network	5.00%		4/1/2031	A		6,000	7,054,440
Antelope Valley Hlth	5.00%		3/1/2031	Ba3		7,000	7,514,360
AR DFA–Baptist Mem Hlth	3.05% (MUNIPSA * 1 + 1.55%	)#	9/1/2044	BBB+		12,000	12,210,840
Atlantic Bch Hlth–Fleet Landing	5.00%		11/15/2028	BBB	(d)	2,020	2,205,577
AZ Hlth Facs–Phoenix Childrens Hsp	3.35% (MUNIPSA * 1 + 1.85%	)#	2/1/2048	A1		14,500	14,576,705
AZ Hlth Facs–Phoenix Childrens Hsp	5.00%		2/1/2030	A1		6,000	6,469,680
Banner Health	5.00%		1/1/2028	AA-		5,000	6,160,150
Blaine Sr Hsg & Hlthcare–Crest View	5.125%		7/1/2025	NR		3,450	3,419,778
CA Hlth–Childrens Hsp Los Angeles	5.00%		11/15/2022	BBB+		1,540	1,710,386
CA Hlth–Childrens Hsp Los Angeles	5.00%		11/15/2023	BBB+		1,000	1,104,990
CA Hlth–Childrens Hsp Los Angeles	5.00%		11/15/2024	BBB+		2,000	2,209,220
CA Hlth–Childrens Hsp Los Angeles	5.00%		11/15/2025	BBB+		4,880	5,386,983
CA Hlth–Childrens Hsp Los Angeles	5.00%		11/15/2026	BBB+		3,705	4,088,764
CA Hlth–Childrens Hsp Los Angeles	5.00%		11/15/2029	BBB+		1,300	1,431,456
CA Hlth–Lucile Packard Childrens Hsp	5.00%		8/15/2031	A+		1,150	1,363,716
CA Hlth–Lucile Packard Childrens Hsp	5.00%		8/15/2032	A+		1,250	1,475,713
CA Hlth–Sutter Hlth	5.00%		11/15/2032	AA-		2,000	2,409,340

See Notes to Financial Statements.	29

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2019

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)
CA Hlth–Sutter Hlth	5.00%		11/15/2033	AA-		$2,450	$2,937,134
CA Hlth–Sutter Hlth	5.00%		11/15/2034	AA-		3,350	3,997,488
CA Hlth Facs–Cedars-Sinai Med Ctr	5.00%		11/15/2026	Aa3		5,000	6,074,500
CA Muni Fin–Cmnty Med Ctrs	5.00%		2/1/2030	A-		3,305	3,780,623
CA Stwde–Loma Linda Univ Med Ctr†	5.00%		12/1/2033	BB-		1,000	1,130,830
CA Stwde–Loma Linda Univ Med Ctr	5.25%		12/1/2029	BB-		5,000	5,621,050
CA Stwde–Loma Linda Univ Med Ctr	5.25%		12/1/2034	BB-		4,500	4,985,145
CA Stwde–Loma Linda Univ Med Ctr†	5.25%		12/1/2038	BB-		1,500	1,707,060
CA Stwde–So Cal Presbyterian†	6.25%		11/15/2019	BBB+	(d)	360	368,503
Camden Co Impt Auth–Cooper Hlth	5.00%		2/15/2023	BBB+		3,000	3,332,070
Camden Co Impt Auth–Cooper Hlth	5.00%		2/15/2024	BBB+		3,730	4,228,253
Camden Co Impt Auth–Cooper Hlth	5.00%		2/15/2025	BBB+		1,250	1,411,150
Camden Co Impt Auth–Cooper Hlth	5.00%		2/15/2027	BBB+		1,000	1,121,520
City of Oroville-Oroville Hsp	5.25%		4/1/2034	BB+		2,000	2,324,780
Clarke Co Hsp–Piedmont Hlth	5.00%		7/1/2029	AA-		7,090	8,408,598
Clarke Co Hsp–Piedmont Hlth	5.00%		7/1/2030	AA-		4,500	5,292,675
CO Hlth Facs–American Baptist	7.00%		8/1/2019	NR		240	244,126
CO Hlth Facs–Christian Living Cmnty	5.125%		1/1/2030	NR		600	628,182
CO Hlth Facs–Christian Living Nghbrhds	5.00%		1/1/2031	NR		1,400	1,523,158
CO Hlth Facs–Valley View Hosp	2.80%	#(c)	5/15/2042	A-		2,510	2,566,801
Comanche Co Hsp Auth	5.00%		7/1/2022	BB+		2,435	2,593,153
Cumberland Co Mun Auth–Asbury	5.25%		1/1/2032	NR		1,200	1,239,528
Cuyahoga Co Hsp–Metrohealth	5.00%		2/15/2037	NR		5,000	5,477,800
DC Hsp–Childrens Ntl Hsp	5.00%		7/15/2026	A1		1,700	2,008,414
Decatur Hsp–Wise Hlth	5.00%		9/1/2034	BBB-		4,825	5,257,223
Decatur Hsp–Wise Hlth	5.25%		9/1/2029	BBB-		800	896,344
Duluth EDA–St Lukes Hsp	5.75%		6/15/2032	NR		4,250	4,633,733
Eden Twp Hlthcare Dist COP	5.375%		6/1/2023	NR		3,085	3,186,157
Eisenhower Med Ctr	5.00%		7/1/2029	Baa2		900	1,066,095
Eisenhower Med Ctr	5.00%		7/1/2031	Baa2		1,500	1,750,785
Eisenhower Med Ctr	5.00%		7/1/2033	Baa2		1,000	1,156,120
Fairfax Co EDA–Vinson Hall	4.50%		12/1/2032	BBB+	(d)	2,500	2,645,225
Franklin Co IDA–Menno-Haven	5.00%		12/1/2031	NR		1,000	1,087,640
Franklin Co IDA–Menno-Haven	5.00%		12/1/2033	NR		1,000	1,078,190
Franklin Co IDA–Menno-Haven	5.00%		12/1/2038	NR		1,000	1,062,780
Franklin Hlth–Proton Therapy†	6.50%		6/1/2027	NR		5,000	5,204,800
Glendale IDA–Beatitudes	5.00%		11/15/2036	NR		1,500	1,574,895

30	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2019

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)
Greeneville Hlth–Ballad Hlth	5.00%		7/1/2035	A-		$3,300	$3,837,603
Greeneville Hlth–Ballad Hlth	5.00%		7/1/2036	A-		3,000	3,481,080
Greeneville Hlth–Ballad Hlth	5.00%		7/1/2037	A-		12,000	13,808,760
Guadalupe Co–Seguin City Hospital	5.25%		12/1/2035	BB		3,000	3,273,840
Hanover Co EDA–Covenant Woods	4.50%		7/1/2030	NR		2,790	2,869,627
Harris Co Cultural Ed–Brazos	4.00%		1/1/2023	BBB-	(d)	960	995,827
Harris Co Cultural Ed–Brazos	5.00%		1/1/2033	BBB-	(d)	545	570,130
Harris Co Cultural Ed–Brazos	6.375%		1/1/2033	BBB-	(d)	1,385	1,543,181
HI Dept Budget–Kahala Nui	5.00%		11/15/2027	A-	(d)	1,500	1,672,065
IA Fin Auth–Iowa Fertilizer Co	5.25%	#(c)	12/1/2050	B+		8,095	8,678,730
IL Fin Auth–Ascension Health	4.00%		2/15/2033	AA+		5,000	5,427,250
IL Fin Auth–Centegra Hlth	5.00%		9/1/2034	AA+		1,015	1,146,138
IL Fin Auth–Northwestern Mem Hlth	5.00%		7/15/2028	AA+		1,800	2,211,372
IL Fin Auth–Northwestern Mem Hlth	5.00%		7/15/2029	AA+		1,000	1,218,790
IL Fin Auth–Northwestern Mem Hsp(b)	5.75%		8/15/2030	AA		2,500	2,537,425
IL Fin Auth–Plymouth Place	5.00%		5/15/2030	BB+	(d)	1,690	1,794,053
IL Fin Auth–Silver Cross Hsp	5.00%		8/15/2035	Baa1		4,500	5,002,290
Karnes Co Hsp Dist	5.00%		2/1/2024	A	(d)	1,710	1,819,594
Karnes Co Hsp Dist	5.00%		2/1/2034	A	(d)	1,000	1,068,880
Kirkwood IDA–Aberdeen Heights	5.25%		5/15/2037	BB	(d)	2,000	2,186,280
KY EDA–Masonic Homes	5.375%		11/15/2032	NR		2,385	2,498,478
KY EDFA–Owensboro Hlth	5.00%		6/1/2029	Baa3		4,235	4,834,125
KY EDFA–Owensboro Hlth	5.00%		6/1/2032	Baa3		6,000	6,701,640
MA DFA–Partners Hlthcare Sys	5.00%		7/1/2030	AA-		9,660	11,687,924
MA DFA–Wellforce Hlth	4.00%		7/1/2035	BBB+		2,000	2,078,280
MA DFA–Wellforce Hlth	4.00%		7/1/2037	BBB+		3,930	4,054,463
MA DFA–Wellforce Hlth	5.00%		7/1/2038	BBB+		1,000	1,152,250
MA DFA–Wellforce Hlth	5.00%		7/1/2039	BBB+		2,250	2,578,725
Maricopa CO IDA–Honor Health	5.00%		9/1/2033	A2		500	589,155
Maricopa CO IDA–Honor Health	5.00%		9/1/2034	A2		1,000	1,172,360
Maricopa CO IDA–Honor Health	5.00%		9/1/2035	A2		1,000	1,168,350
Maricopa CO IDA–Honor Health	5.00%		9/1/2036	A2		1,800	2,091,762
MD Hlth & Hi Ed–Mercy Med Ctr	5.00%		7/1/2031	BBB		1,100	1,178,023
MD Hlth & Hi Ed–Western MD Hlth Sys	5.00%		7/1/2024	BBB		5,000	5,725,150
ME Hlth & Hi Ed–MaineGeneral Hlth	6.00%		7/1/2026	Ba3		7,755	8,287,458
Meadville Med Center	6.00%		6/1/2036	NR		3,830	4,342,033
MI Fin Auth–Crittenton Hospital	5.00%		6/1/2022	NR		2,960	3,268,254

See Notes to Financial Statements.	31

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2019

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)
MI Fin Auth–Crittenton Hospital	5.00%		6/1/2027	NR		$7,250	$8,005,015
MI Fin Auth–Trinity Health	5.00%		12/1/2035	AA-		5,000	5,878,100
Miami Beach Hlth–Mt Sinai Med Ctr	5.00%		11/15/2030	Baa1		1,500	1,664,205
MN Agric & Econ Dev–Essential Hlth Rmkt (AGC)	5.50%		2/15/2025	AA		4,500	4,648,860
Montgomery Co IDA–Einstein Hlthcare	5.00%		1/15/2024	Ba1		4,000	4,428,120
Montgomery Co IDA–Einstein Hlthcare	5.25%		1/15/2026	Ba1		2,000	2,272,960
Montgomery Co IDA–Einstein Hlthcare	5.25%		1/15/2028	Ba1		3,000	3,387,180
Montgomery Co IDA–Whitemarsh	4.00%		1/1/2023	NR		4,000	4,049,440
Montgomery Co IDA–Whitemarsh	5.00%		1/1/2030	NR		2,000	2,031,780
Moon IDC–Baptist Homes Soc	5.00%		7/1/2020	NR		655	666,692
Moon IDC–Baptist Homes Soc	5.125%		7/1/2025	NR		4,600	4,841,730
Multnomah Co Hsp Facs–Mirabella	5.125%		10/1/2034	NR		4,000	4,293,520
Muskingum Co Hsp–Genesis Hlthcare	5.00%		2/15/2033	BB+		10,500	11,094,930
Nassau Co LEAC–Winthrop Univ Hsp	5.00%		7/1/2027	Baa2		3,000	3,260,160
NC Med–Lutheran Svcs	4.75%		3/1/2032	NR		2,550	2,638,205
NC Med–Southminster	5.00%		10/1/2031	NR		1,750	1,892,660
New Hope Cult Ed Facs–Carillon	5.00%		7/1/2036	NR		1,250	1,254,425
New Hope Cult Ed Facs–Crestview	5.00%		11/15/2031	BB+	(d)	850	911,319
New Hope Ed Facs–Childrens Hlth	5.00%		8/15/2026	Aa2		2,000	2,410,560
New Hope Ed Facs–Childrens Hlth	5.00%		8/15/2028	Aa2		3,170	3,858,461
NJ Hlth–AHS Hsp Corp	5.125%		7/1/2019	AA-		70	70,183
NJ Hlth–Hackensack Meridian Hlth	5.00%		7/1/2028	AA-		5,500	6,753,395
NJ Hlth–St Josephs Hlth	5.00%		7/1/2028	BBB-		1,300	1,488,214
NJ Hlth–St Josephs Hlth	5.00%		7/1/2029	BBB-		1,605	1,833,022
NJ Hlth–St Josephs Hlth	5.00%		7/1/2030	BBB-		1,100	1,249,006
NJ Hlth–St Josephs Hlth	5.00%		7/1/2031	BBB-		1,110	1,248,783
NJ Hlth–St Peters Univ Hsp	5.25%		7/1/2021	BB+		1,570	1,572,936
NJ Hlth–St Peters Univ Hsp	6.00%		7/1/2026	BB+		5,500	5,881,370
NJ Hlth–Univ Hosp (AGM)	5.00%		7/1/2028	AA		2,000	2,292,460
NM Hsp–Haverland	5.00%		7/1/2032	BBB	(d)	1,000	1,044,550
Norfolk EDA–Sentara Hlth	5.00%	#(c)	11/1/2048	AA		5,500	6,803,060
NY Dorm–Mem Sloan Kettering	5.00%		7/1/2027	AA-		3,600	4,492,872
NY Dorm–Montefiore	4.00%		8/1/2036	BBB		1,650	1,741,344
NY Dorm–Montefiore	4.00%		8/1/2037	BBB		650	680,693
NY Dorm–Montefiore	4.00%		8/1/2038	BBB		900	934,470
NY Dorm–Montefiore	5.00%		8/1/2033	BBB		900	1,055,520

32	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2019

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)
NY Dorm–Montefiore	5.00%		8/1/2034	BBB		$500	$583,440
NY Dorm–Montefiore	5.00%		8/1/2035	BBB		900	1,045,071
NY Dorm–Orange Regl Med Ctr†	5.00%		12/1/2026	BBB-		1,500	1,766,850
NY Dorm–Orange Regl Med Ctr†	5.00%		12/1/2027	BBB-		1,300	1,532,362
NY Dorm–Orange Regl Med Ctr†	5.00%		12/1/2028	BBB-		2,000	2,345,240
NYC Hlth & Hsp Corp	5.00%		2/15/2023	Aa2		4,000	4,519,240
OK DFA–OU Med	5.00%		8/15/2033	Baa3		5,045	5,771,934
OK DFA–OU Med	5.00%		8/15/2038	Baa3		2,380	2,675,929
OK DFA–OU Med	5.25%		8/15/2043	Baa3		5,000	5,713,900
Oroville–Oroville Hsp	5.25%		4/1/2039	BB+		440	502,080
Palomar Hlth	5.00%		11/1/2036	BBB		2,980	3,302,764
Palomar Hlth Care Dist COP	5.25%		11/1/2021	Ba1		2,370	2,467,715
Philadelphia Hsps–Temple Univ Hlth	5.00%		7/1/2029	BBB-		1,915	2,172,204
Philadelphia Hsps–Temple Univ Hlth	5.00%		7/1/2030	BBB-		2,045	2,304,735
Philadelphia Hsps–Temple Univ Hlth	5.00%		7/1/2032	BBB-		4,055	4,501,334
Roanoke EDA–Carilion Clinic	5.00%		7/1/2025	AA-		10,000	10,426,500
Rockville Eco Dev–Ingleside at King Farm	2.50%		11/1/2024	BB	(d)	2,000	2,000,060
San Buenaventura–Cmnty Mem Hlth	8.00%		12/1/2026	BB		10,050	11,470,969
Sartell Hlth Care–Country Manor	5.25%		9/1/2030	NR		1,000	1,071,120
SE Port Auth–Memorial Hlth	5.50%		12/1/2029	BB-	(d)	750	840,810
South Miami Hlth Fac–Baptist Hlth	5.00%		8/15/2026	A1		3,000	3,609,000
South Miami Hlth Fac–Baptist Hlth	5.00%		8/15/2027	A1		3,620	4,427,079
South Miami Hlth Fac–Baptist Hlth	5.00%		8/15/2028	NR		2,625	3,201,818
St Paul Hsg–HlthEast Care Sys	5.00%		11/15/2023	NR		3,735	4,285,651
St Paul Hsg–HlthEast Care Sys	5.00%		11/15/2024	NR		4,500	5,287,320
Tarrant Co Cultural–Buckner	3.875%		11/15/2022	NR		1,790	1,790,465
Tempe IDA–ASU Mirabella†	4.00%		10/1/2023	NR		4,115	4,145,945
Tulsa Co Industrial Auth–Montereau	5.25%		11/15/2037	BBB-	(d)	1,250	1,408,375
Tyler Hlth–Mother Frances Hsp	5.50%		7/1/2027	NR		3,975	4,308,383
Univ of CA	5.00%		5/15/2034	AA-		12,250	14,724,377
Vanderbilt Univ Med Ctr	5.00%		7/1/2031	A3		1,300	1,493,505
WA Hlth–Fred Hutchinson Cancer Ctr	2.772% (1 Mo. LIBOR * .67 + 1.10%	)#	1/1/2042	A+		4,000	4,045,400
WA Hsg–Rockwood†	6.00%		1/1/2024	NR		1,080	1,155,416
Westchester Co LDC–Kendal Hudson	5.00%		1/1/2028	BBB	(d)	1,350	1,445,742
WI Hlth & Ed–American Baptist	5.00%		8/1/2032	NR		1,375	1,453,554
WI Hlth & Ed–American Baptist	5.00%		8/1/2037	NR		1,500	1,557,870

See Notes to Financial Statements.	33

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2019

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)
WI Hlth & Ed–Ascension Hlth	5.00%		11/15/2033	AA+		$2,000	$2,034,960
WI Hlth & Ed–Aurora Hlth	5.00%		7/15/2026	Aa3		5,575	6,007,843
WI PFA–Mary’s Woods†	3.00%		11/15/2022	BB	(d)	705	705,141
WI PFA–MD Proton†	6.125%		1/1/2033	NR		2,500	2,682,950
WI PFA–MD Proton†	6.25%		1/1/2038	NR		3,750	3,979,838
Wood Co Hsp Facs–Wood Co Hsp	5.00%		12/1/2027	Ba2		3,450	3,675,320
Wood Co Hsp Facs–Wood Co Hsp	5.00%		12/1/2032	Ba2		2,275	2,388,614
Woodbury Hsg–St Therese	5.00%		12/1/2029	NR		1,000	1,048,630
Woodbury Hsg–St Therese	5.00%		12/1/2034	NR		1,000	1,034,290
WV Hsp–Herbert Thomas Hlth	6.00%		10/1/2020	NR		760	578,428
WV Hsp–WV United Health Sys	4.00%		6/1/2030	A		5,500	5,934,775
Total							593,643,935

Housing 0.85%
Alachua Co Hlth–Oak Hammock	8.00%		10/1/2032	NR		500	568,970
CA State GO	5.00%		11/1/2031	NR		10,000	12,186,900
CA Stwde–CHF-Irvine LLC	5.00%		5/15/2025	Baa1		1,000	1,160,340
CA Stwde–CHF-Irvine LLC	5.00%		5/15/2026	Baa1		1,000	1,180,350
CA Stwde–CHF-Irvine LLC	5.00%		5/15/2027	Baa1		750	881,235
MI Strategic Fd–Evangelical Homes	5.25%		6/1/2032	BB+	(d)	1,500	1,555,125
MO HDC (GNMA)	4.25%		5/1/2047	AA+		2,500	2,724,325
NJ EDA–Montclair St Std Hsg	5.25%		6/1/2019	Baa3		1,610	1,617,760
NJ EDA–Rowan Univ Pptys	5.00%		1/1/2030	BBB-		2,500	2,720,725
NJ Hsg and Mtg Fin Auth AMT	3.80%		10/1/2032	AA		3,230	3,340,175
NYC IDA–Yankee Stadium (FGIC)	2.371% (CPI Based	)#	3/1/2021	Baa1		3,850	3,885,228
Phoenix IDA–ASU Std Hsg	5.00%		7/1/2032	Baa3		1,080	1,239,700
WA Hsg–Emerald Heights	4.00%		7/1/2019	A-	(d)	1,130	1,136,633
WA Hsg–Emerald Heights	5.00%		7/1/2022	A-	(d)	1,000	1,093,550
Total							35,291,016

Lease Obligations 6.98%
Broward Co Sch Brd COP	5.00%		7/1/2021	Aa3		5,000	5,374,000
CA Pub Wks–Dept Hsps	5.00%		6/1/2023	A+		3,000	3,411,720
CA Pub Wks–Lease Rev	5.00%		10/1/2029	A+		19,195	23,603,132
CA Pub Wks–Various Cap Proj	5.00%		4/1/2021	A+		3,250	3,472,983
CA Pub Wks–Various Cap Proj	5.00%		11/1/2021	A+		1,000	1,087,880
CA Pub Wks–Various Cap Proj	5.00%		4/1/2022	A+		4,200	4,624,872

34	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2019

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Lease Obligations (continued)
Cuyahoga Co COP–Conv Hotel Proj	5.00%		12/1/2023	AA-		$5,640	$6,397,565
Dallas Civic Ctr (AGC)	5.00%		8/15/2021	AA		3,800	3,846,436
Dallas Conv Ctr Hotel Dev Corp	5.25%		1/1/2022	A		6,405	6,420,884
Erie Co IDA–Buffalo Sch Dist	5.00%		5/1/2024	AA		5,930	6,337,984
Houston Co Coop Dist–Country Crossing(e)	10.00%		6/7/2013	NR		1,768	247,520	(g)
Hudson Yards	5.00%		2/15/2029	Aa2		3,500	4,279,835
IL Sports Facs Auth (AGM)	5.00%		6/15/2027	AA		3,000	3,338,280
IN Fin Auth–Stadium	5.25%		2/1/2029	AA+		2,500	2,971,700
Kansas City IDA–Downtown Redev Dist	5.00%		9/1/2022	AA-		7,470	8,039,289
LA PFA–Hurricane Recovery	5.00%		6/1/2023	A1		3,200	3,596,512
Los Angeles Co COP–Disney Concert Hall	5.00%		9/1/2022	AA		1,250	1,398,950
MI Strategic Fd–Cadillac Place	5.25%		10/15/2023	Aa2		3,865	4,206,821
MI Strategic Fd–Cadillac Place	5.25%		10/15/2024	Aa2		6,915	7,528,360
Miami Dade Co Sch Dist GO	4.00%		3/15/2034	AA-		4,535	4,905,373
NJ EDA–Bldgs	5.00%		6/15/2036	BBB+		1,120	1,227,565
NJ EDA–Motor Vehicle Surcharge Sub Rev	5.00%		7/1/2033	BBB+		8,450	9,312,069
NJ EDA–Sch Facs	3.10% (MUNIPSA * 1 + 1.60%	)#	3/1/2028	BBB+		5,000	4,985,800
NJ EDA–Sch Facs	4.00%		6/15/2030	BBB+		7,500	7,723,875
NJ EDA–Sch Facs	5.00%		6/15/2025	BBB+		5,085	5,708,523
NJ EDA–Sch Facs	5.00%		3/1/2029	BBB+		7,500	8,056,425
NJ EDA–Sch Facs	5.00%		6/15/2034	A-	(d)	3,000	3,292,290
NJ EDA–Sch Facs	5.00%		6/15/2035	A-	(d)	1,000	1,094,190
NJ EDA–Sch Facs	5.00%		6/15/2035	BBB+		4,925	5,330,721
NJ EDA–Sch Facs	5.00%		6/15/2042	A-	(d)	1,400	1,509,970
NJ EDA–Sch Facs	5.25%		12/15/2020	BBB+		8,125	8,178,462
NJ EDA–Sch Facs	5.25%		9/1/2023	BBB+		6,545	6,895,419
NJ EDA–Sch Facs	5.25%		9/1/2025	BBB+		5,550	5,834,493
NJ EDA–Sch Facs	5.25%		6/15/2032	BBB+		2,865	3,158,634
NJ EDA–Sch Facs	5.50%		6/15/2029	BBB+		3,500	4,054,785
NJ EDA–State House Proj	5.00%		6/15/2033	BBB+		7,215	8,061,536
NJ EDA–State House Proj	5.00%		6/15/2034	BBB+		13,645	15,178,152
NJ Trans Trust Fund	5.00%		6/15/2030	A+		3,000	3,404,910
NJ Trans Trust Fund	5.00%		6/15/2031	A+		2,400	2,710,392
NJ Trans Trust Fund	5.00%		12/15/2033	BBB+		25,000	28,033,000
NJ Trans Trust Fund	5.25%		6/15/2043	BBB+		4,580	5,109,677
NJ Trans Trust Fund (NPFGC)(FGIC)	5.50%		12/15/2020	BBB+		1,000	1,059,140
NY TFA	5.00%		7/15/2035	AA		10,000	11,650,600

See Notes to Financial Statements.	35

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2019

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Lease Obligations (continued)
NY UDC–Svc Contract	5.00%	1/1/2022	AA		$3,705	$3,798,959
NYC TFA–Bldg Aid	5.00%	7/15/2028	AA		1,500	1,757,805
Oakland/Alameda Co Coliseum Auth–Oakland Coliseum	5.00%	2/1/2021	Aa3		8,750	9,313,850
Philadelphia Redev Auth	5.00%	4/15/2022	A		5,195	5,619,172
Philadelphia Redev Auth	5.00%	4/15/2028	A		4,380	4,934,508
San Diego Conv Ctr Fing Auth	5.00%	4/15/2021	AA-		3,750	4,030,237
San Jose Fing Auth–Civic Ctr	5.00%	6/1/2023	AA		1,000	1,144,630
South Florida Wtr Mgt Dist	5.00%	10/1/2027	AA		2,000	2,391,380
Total						289,651,265

Other Revenue 4.04%
Apache Co Poll Ctl–Tucson Elec	4.50%	3/1/2030	A-		11,300	11,888,730
Brooklyn Arena LDC–Barclays Ctr	5.00%	7/15/2042	BBB-		7,600	8,483,576
Brooklyn Arena LDC–Barclays Ctr (AGM)	4.00%	7/15/2029	AA		1,500	1,669,230
CA Infra & Econ Dev–Broad Museum	5.00%	6/1/2021	Aa1		5,425	5,840,338
CA Infra & Econ Dev–Gladstone Instn	5.25%	10/1/2026	A-		10,250	11,101,262
CA Sch Fin Auth–Aspire†	5.00%	8/1/2036	BBB		1,600	1,751,776
Chester Co IDA–Collegium Chtr Sch	5.25%	10/15/2032	BB+		6,410	6,590,890
Cleveland Arpt	5.00%	1/1/2028	A		2,500	2,700,275
Cleveland Arpt	5.00%	1/1/2029	A		2,500	2,695,400
Cleveland Co Port Auth–Playhouse Sq	5.00%	12/1/2033	BB+		2,000	2,240,600
Cleveland Co Port Auth–Playhouse Sq	5.25%	12/1/2038	BB+		1,650	1,849,007
Clifton Higher Ed–IDEA Pub Schs	3.75%	8/15/2022	BBB+		2,255	2,308,534
Clifton Higher Ed–Intl Ldrshp Sch	6.00%	8/15/2038	NR		13,970	14,879,726
Clifton Higher Ed–Uplift Education	5.70%	12/1/2025	BBB-		4,190	4,416,050
DC Rev–Friendship Pub Chtr Sch	5.00%	6/1/2032	BBB		3,000	3,178,740
FL DFC–Renaissance Chtr Sch	7.00%	6/15/2026	BB	(d)	3,000	3,219,810
FL DFC–Renaissance Chtr Sch	7.50%	6/15/2033	BB	(d)	3,000	3,240,780
Florence Twn IDA–Legacy Trad Sch	5.75%	7/1/2033	Ba1		3,000	3,196,950
HI Dept Budget–Hawaiian Electric AMT	3.25%	1/1/2025	Baa2		5,000	5,129,250
Houston HI Ed–Cosmos Fndtn	4.00%	2/15/2022	BBB		380	392,415
Houston Hi Ed–Cosmos Fndtn	5.00%	2/15/2032	BBB		2,250	2,364,773
Indianapolis Local Pub Impt Bd Bk	5.00%	6/1/2024	A1		4,000	4,272,560
KS DFA–Revolving Fund	5.00%	5/1/2031	AAA		5,465	6,873,440
Lower AL Gas Dist–Goldman Sachs	5.00%	9/1/2027	A3		5,000	5,817,150
Main St Nat Gas–Macquarie	5.00%	5/15/2037	A3		6,250	7,457,000
Maricopa Co IDA–Paradise Schools†	5.00%	7/1/2036	BB+		2,500	2,626,875

36	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2019

Investments	Interest Rate	Maturity Date		Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Other Revenue (continued)
MD EDC–Chesapeake Bay Hyatt(e)	5.00%	12/1/2016		NR	$700	$476,000
Michigan St Strategic FD Escrow(h)	Zero Coupon	–	(i)	NR	400	40	(j)
MSR Energy Auth–Citi	6.125%	11/1/2029		BBB+	3,835	4,797,930
NJ EDA–Sch Facs	5.00%	3/1/2027		BBB+	6,900	7,449,102
NYC Cultural–Whitney Museum	5.00%	7/1/2021		A+	5,000	5,298,050
PA IDA–Economic Dev	5.00%	7/1/2020		A+	2,000	2,083,080
Phoenix IDA–Basis Schs†	5.00%	7/1/2035		BB	2,350	2,462,730
Rangely Co Hosp Dist	6.00%	11/1/2026		Baa3	2,400	2,604,576
SA Energy Acquisition Pub Fac–Goldman Sachs	5.50%	8/1/2023		A3	9,365	10,512,025
TX Muni Gas Acq & Supply–Macquarie	5.00%	12/15/2023		A3	5,400	5,952,366
Total						167,821,036

Special Tax 2.41%
Allentown Neighborhood Impt	5.00%	5/1/2031		Baa3	5,500	5,780,940
Allentown Neighborhood Impt†	5.00%	5/1/2032		Ba3	1,250	1,381,813
Allentown Neighborhood Impt†	5.00%	5/1/2033		Ba3	1,000	1,110,870
Allentown Neighborhood Impt†	5.375%	5/1/2042		NR	5,500	5,804,920
CA Reassmt Dist 12/1 Irvine	4.00%	9/2/2022		A+	1,500	1,618,575
Connecticut Special Transportation Fund: Debt Service	4.00%	9/1/2034		A+	8,075	8,528,330
CT Spl Tax–Trans Infra	5.00%	10/1/2030		A+	9,000	10,686,870
CT Spl Tax–Trans Infra	5.00%	1/1/2032		A+	14,375	16,729,050
Emeryville Redev Agy (AGM)	5.00%	9/1/2024		AA	1,950	2,298,289
Emeryville Redev Agy (AGM)	5.00%	9/1/2025		AA	2,650	3,118,785
Houston Co Coop Dist–Country Crossing(e)	10.00%	5/1/2039		NR	5,000	550,000	(g)
Miami World Ctr CDD	4.75%	11/1/2027		NR	750	780,345
Orange Co CFD	5.00%	8/15/2033		NR	1,400	1,539,888
Orange Co CFD	5.00%	8/15/2035		NR	1,000	1,094,500
Orlando Redev TIF	5.25%	9/1/2021		A	4,930	5,000,943
Peninsula Town Center†	4.50%	9/1/2028		NR	545	575,645
Peninsula Town Center†	5.00%	9/1/2037		NR	875	931,814
Pittsburg Redev Agy	5.00%	8/1/2020		A	1,680	1,757,146
Pittsburg Redev Agy (AGM)	5.00%	8/1/2021		AA	1,875	2,027,006
Pittsburg Redev Agy–Los Medanos (AGM)	5.00%	9/1/2025		AA	3,500	4,138,435
Plaza Met Dist #1†	4.50%	12/1/2030		NR	4,300	4,413,692
Sparks Tourism Impt Dist	6.50%	6/15/2020		Ba3	2,150	2,151,978
St Louis IDA–Ballpark Vlg	4.375%	11/15/2035		NR	3,955	4,077,645

See Notes to Financial Statements.	37

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2019

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Special Tax (continued)
Village CDD #12	3.25%	5/1/2026	NR		$3,955	$4,009,302
Village CDD #12†	3.80%	5/1/2028	NR		2,250	2,312,437
Village CDD #12†	4.00%	5/1/2033	NR		2,000	2,053,640
Village CDD #9	5.00%	5/1/2022	NR		590	611,252
Village CDD #9	5.25%	5/1/2031	NR		1,670	1,764,422
Village CDD #9	5.75%	5/1/2021	NR		935	969,212
Village CDD #9	6.75%	5/1/2031	NR		2,260	2,449,659
Total						100,267,403

Tax Revenue 4.59%
Bay Area Rapid Transit Dist	5.00%	7/1/2026	AA+		1,000	1,209,160
Cook Co Sales Tax	4.00%	11/15/2034	AA		3,750	4,031,775
Dallas Area Rapid Trans	5.00%	12/1/2026	AA+		7,245	8,495,704
El Paso Dev Corp–Downtown Ballpark	6.25%	8/15/2023	AA-		5,000	5,873,450
Gtr Wenatchee Regl Events Ctr	5.00%	9/1/2027	NR		1,000	1,025,480
Gtr Wenatchee Regl Events Ctr	5.25%	9/1/2032	NR		1,000	1,021,860
Jacksonville Sales Tax	5.00%	10/1/2021	A+		2,500	2,700,725
Jefferson Co–Sch Warrant	5.00%	9/15/2026	AA		2,400	2,871,144
MA Sch Bldg Auth–Sales Tax	5.00%	1/15/2029	AA+		6,385	7,548,985
MA Sch Bldg Auth–Sales Tax	5.00%	8/15/2030	AA+		5,665	6,231,273
Martin Hsp Dist	7.00%	4/1/2031	BBB	(d)	3,250	3,465,703
MBTA–Sales Tax	5.00%	7/1/2036	AA		4,145	4,919,369
Met Atlanta Rapid Trans Auth	5.00%	7/1/2025	AA+		5,950	6,760,509
Met Atlanta Rapid Trans Auth	5.00%	7/1/2032	AA+		5,000	5,946,200
Met Govt Nashville–Cnty Conv Ctr	5.00%	7/1/2022	A+		3,245	3,378,045
Met Pier & Expo Auth–McCormick Place	5.00%	12/15/2022	BBB		5,020	5,365,527
Met Pier & Expo Auth–McCormick Place	5.00%	12/15/2028	BBB		10,090	10,610,947
Met Pier & Expo Auth–McCormick Place	5.25%	6/15/2050	BBB		5,000	5,068,700
MTA NY–Dedicated Tax	5.00%	11/15/2027	AA		5,700	6,360,402
NJ EDA–Cigarette Tax	5.00%	6/15/2024	BBB+		3,000	3,249,000
NJ EDA–Cigarette Tax	5.00%	6/15/2028	BBB+		6,650	7,137,977
NJ EDA–Cigarette Tax	5.00%	6/15/2029	BBB+		500	535,445
NY Dorm–PIT	4.00%	2/15/2034	AA+		5,000	5,483,450
NY Dorm–PIT	5.00%	3/15/2024	AA+		15,585	16,621,247
NY Dorm–Sales Tax	5.00%	3/15/2028	AA+		11,645	13,869,661
NYC TFA–Bldg Aid	5.00%	7/15/2024	AA		10,000	10,784,000
Phoenix Excise Tax	5.00%	7/1/2026	AAA		13,000	15,478,840
Polk Co Trans Rev	5.00%	12/1/2021	A1		2,825	2,978,793

38	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2019

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Tax Revenue (continued)
PR Corp Sales Tax	Zero Coupon	7/1/2024	NR	$302	$253,946
PR Corp Sales Tax	Zero Coupon	7/1/2027	NR	2,534	1,892,619
PR Corp Sales Tax	Zero Coupon	7/1/2029	NR	498	330,831
PR Corp Sales Tax	Zero Coupon	7/1/2031	NR	642	380,597
PR Corp Sales Tax	Zero Coupon	7/1/2033	NR	723	384,585
PR Corp Sales Tax	Zero Coupon	7/1/2046	NR	6,882	1,488,921
PR Corp Sales Tax	Zero Coupon	7/1/2051	NR	5,606	893,989
PR Corp Sales Tax	4.50%	7/1/2034	NR	5,550	5,625,091
PR Corp Sales Tax	4.55%	7/1/2040	NR	268	264,387
PR Corp Sales Tax	4.55%	7/1/2040	NR	2,723	2,409,882
PR Corp Sales Tax	4.75%	7/1/2053	NR	81	69,662
PR Corp Sales Tax	4.75%	7/1/2053	NR	1,967	1,869,968
PR Corp Sales Tax	5.00%	7/1/2058	NR	1,092	958,241
PR Corp Sales Tax	5.00%	7/1/2058	NR	4,974	4,926,996
Total					190,773,086

Tobacco 3.90%
Buckeye Tobacco	5.125%	6/1/2024	B-	26,075	24,891,195
Buckeye Tobacco	5.75%	6/1/2034	B-	6,360	6,149,738
Buckeye Tobacco	5.875%	6/1/2030	B-	19,090	18,684,337
Golden St Tobacco	5.00%	6/1/2027	BBB+	4,000	4,708,360
Golden St Tobacco	5.00%	6/1/2028	BBB	1,000	1,168,270
Golden St Tobacco	5.00%	6/1/2047	NR	3,100	3,093,738
Golden St Tobacco	5.00%	6/1/2047	NR	6,875	6,861,112
Inland Empire Tobacco	4.625%	6/1/2021	NR	4,200	4,200,126
Inland Empire Tobacco	5.00%	6/1/2021	NR	2,385	2,385,382
MI Tob Settlement	5.125%	6/1/2022	B-	4,475	4,474,910
MI Tob Settlement	5.25%	6/1/2022	B-	6,010	6,010,120
MI Tob Settlement	6.00%	6/1/2034	B-	2,485	2,485,025
Nthrn AK Tobacco	4.625%	6/1/2023	A3	510	510,128
PA Tob Settlement	5.00%	6/1/2032	A1	3,350	3,927,071
PA Tob Settlement	5.00%	6/1/2033	A1	5,000	5,840,900
Railsplitter Tobacco Settlement Auth	5.00%	6/1/2027	A	3,325	3,921,572
RI Tob Settlement	5.00%	6/1/2027	BBB+	2,500	2,776,400
RI Tob Settlement	5.00%	6/1/2028	BBB	2,000	2,194,000
SD Edu Enhancement Fding Corp	5.00%	6/1/2023	A	1,000	1,116,680
SD Edu Enhancement Fding Corp	5.00%	6/1/2024	A	1,000	1,112,750

See Notes to Financial Statements.	39

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2019

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Tobacco (continued)
SD Edu Enhancement Fding Corp	5.00%	6/1/2025	A		$1,040	$1,154,442
Suffolk Tobacco Asset Sec Corp	5.375%	6/1/2028	NR		12,020	12,020,601
Tobacco Settlement Auth WA	5.00%	6/1/2021	A		6,880	7,298,235
Tobacco Settlement Auth WA	5.00%	6/1/2023	A		6,250	6,937,250
Tobacco Settlement Fin Corp LA	5.00%	5/15/2022	A		5,000	5,424,450
Tobacco Settlement Fin Corp NJ	5.00%	6/1/2046	BBB+		1,140	1,241,289
Tobacco Settlement Fin Corp NJ	5.00%	6/1/2046	BBB		8,300	8,767,954
Tobacco Settlement Fin Corp NJ	5.25%	6/1/2046	BBB+		5,100	5,664,162
TSASC	5.00%	6/1/2029	A-		5,775	6,723,717
Total						161,743,914

Transportation 20.26%
AK Intl Airports Sys	5.00%	10/1/2024	A1		750	870,720
AK Intl Airports Sys	5.00%	10/1/2027	A1		1,000	1,175,720
AK Intl Airports Sys	5.00%	10/1/2028	A1		2,000	2,339,520
AL Port Auth AMT (AGM)	5.00%	10/1/2026	AA		1,250	1,463,438
AL Port Auth AMT (AGM)	5.00%	10/1/2027	AA		2,000	2,372,200
AL Port Auth AMT (AGM)	5.00%	10/1/2028	AA		2,000	2,360,300
AL Port Auth AMT (AGM)	5.00%	10/1/2029	AA		3,500	4,106,900
Alameda Corridor Trsp Auth	5.00%	10/1/2026	A-		4,075	4,655,932
Atlanta Arpt	5.50%	1/1/2021	Aa3		3,000	3,202,860
Atlanta Arpt–PFC	5.00%	1/1/2029	AA-		2,500	2,858,175
Bay Area Toll Auth	4.00%	4/1/2029	AA-		5,800	6,619,134
CA Muni Fin Auth–LINXS APM Proj AMT	5.00%	12/31/2036	BBB+	(d)	3,215	3,714,450
CA Muni Fin Auth–LINXS APM Proj AMT	5.00%	12/31/2037	BBB+	(d)	7,000	8,060,640
CA Muni Fin Auth–LINXS APM Proj AMT	5.00%	12/31/2047	BBB+	(d)	9,000	10,203,300
Central FL Expressway Auth	4.00%	7/1/2037	A+		7,380	7,881,471
Central TX Mobility Auth	5.00%	1/1/2030	A-		800	919,656
Central TX Mobility Auth	5.00%	1/1/2031	A-		1,675	1,913,989
Central TX Mobility Auth	5.00%	1/1/2032	A-		2,000	2,276,380
Central TX Mobility Auth	5.00%	1/1/2033	BBB+		3,010	3,275,542
Central TX Mobility Auth	5.75%	1/1/2020	A-		1,000	1,028,320
Central TX Tpk	5.00%	8/15/2025	BBB+		2,250	2,567,678
Central TX Tpk	5.00%	8/15/2026	BBB+		2,500	2,840,275
Central TX Tpk	5.00%	8/15/2027	BBB+		3,300	3,739,857
Central TX Tpk	5.00%	8/15/2028	BBB+		3,705	4,183,427
Central TX Tpk	5.00%	8/15/2033	BBB+		7,650	8,484,691
Chicago Midway Arpt	4.00%	1/1/2034	A		2,175	2,299,367

40	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2019

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Transportation (continued)
Chicago Midway Arpt	5.00%		1/1/2026	A	$6,075	$6,880,302
Chicago Midway Arpt AMT	5.00%		1/1/2023	A	3,000	3,305,130
Chicago Midway Arpt AMT	5.00%		1/1/2026	A	4,605	5,160,041
Chicago Midway Arpt AMT	5.00%		1/1/2031	A	2,000	2,269,140
Chicago O’Hare Arpt	5.00%		1/1/2022	A	3,230	3,426,481
Chicago O’Hare Arpt	5.00%		1/1/2031	A	6,500	7,422,090
Chicago O’Hare Arpt AMT	5.00%		1/1/2021	A	11,740	12,393,448
Chicago O’Hare Arpt AMT	5.00%		1/1/2024	A	5,000	5,428,550
Chicago O’Hare Arpt AMT	5.00%		1/1/2029	A	7,000	7,972,860
Clark Co Arpt–McCarran Arpt (AGM)	5.00%		7/1/2022	AA	3,905	3,939,755
Cleveland Arpt (AGM)	5.00%		1/1/2027	AA	2,175	2,513,930
Delaware River Port Auth	5.00%		1/1/2027	A	1,835	2,014,903
Delaware River Port Auth	5.00%		1/1/2028	A+	7,500	8,476,125
Delaware River Toll Brdg Commn	5.00%		7/1/2029	A1	1,000	1,216,970
Delaware River Toll Brdg Commn	5.00%		7/1/2030	A1	1,920	2,319,763
Delaware River Toll Brdg Commn	5.00%		7/1/2032	A1	2,025	2,419,409
Denver Arpt–United Airlines AMT	5.00%		10/1/2032	BB	3,750	4,024,838
Denver City & Co Arpt AMT	5.00%		12/1/2031	A	15,000	18,094,350
Denver City & Co Arpt AMT	5.00%		12/1/2035	A	5,000	5,934,200
E–470 Hwy Auth	5.00%		9/1/2020	A	900	936,288
Foothill / Eastern Corridor Toll Rd	5.00%	#(c)	1/15/2053	A-	12,000	12,108,600
Greater Orlando Aviation AMT	5.00%		10/1/2029	A1	3,000	3,593,220
Hampton Roads Trans Commn	5.00%		7/1/2032	NR	1,180	1,435,883
Hampton Roads Trans Commn	5.00%		7/1/2033	NR	1,000	1,210,960
Harris Co Toll Rd	5.00%		8/15/2029	Aa2	2,500	3,077,000
Harris Co Toll Rd	5.00%		8/15/2030	Aa2	1,000	1,221,460
Harris Co Toll Rd	5.00%		8/15/2031	Aa2	3,000	3,644,040
HI Airport Sys AMT	5.00%		7/1/2031	AA-	1,275	1,528,241
HI Airport Sys AMT	5.00%		7/1/2033	AA-	3,300	3,920,037
HI Airport Sys AMT	5.00%		7/1/2034	AA-	2,000	2,367,320
HI Airport Sys AMT	5.00%		7/1/2036	AA-	5,000	5,876,850
Houston Arpt–Continental Airlines AMT	4.75%		7/1/2024	BB	8,000	8,659,680
Houston Arpt–Continental Airlines AMT	5.00%		7/15/2030	BB	2,500	2,759,375
Houston Arpt AMT	5.00%		7/1/2021	A+	5,000	5,346,500
Houston Arpt AMT	5.00%		7/1/2034	A1	4,850	5,727,753
IL State GO	5.00%		11/1/2027	BBB-	5,000	5,549,750
IL Toll Hwy Auth	5.00%		1/1/2027	AA-	1,000	1,141,800

See Notes to Financial Statements.	41

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2019

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Transportation (continued)
IL Toll Hwy Auth	5.00%	1/1/2028	AA-	$2,535	$2,883,334
KY Tpk Auth	5.00%	7/1/2026	Aa3	5,215	5,779,002
Los Angeles Dept Arpts–LAX	5.00%	5/15/2027	AA-	2,000	2,385,080
Los Angeles Dept Arpts–LAX	5.00%	5/15/2032	AA-	5,870	6,836,789
Los Angeles Dept Arpts–LAX AMT	5.00%	5/15/2035	NR	11,410	13,803,590
Los Angeles Dept Arpts–LAX AMT	5.00%	5/15/2036	NR	10,640	12,821,306
Louisville Regl Airport AMT	5.00%	7/1/2021	A+	1,250	1,331,488
Louisville Regl Airport AMT	5.00%	7/1/2022	A+	1,625	1,772,193
Louisville Regl Airport AMT	5.00%	7/1/2023	A+	2,250	2,508,480
MA Port Auth AMT	5.00%	7/1/2031	AA	7,500	9,214,125
MD EDC–Maryland Port	5.125%	6/1/2020	NR	590	609,500
MD EDC–Maryland Port	5.125%	6/1/2020	NR	1,510	1,559,906
Met DC Arpt AMT	5.00%	10/1/2031	AA-	5,000	5,847,600
Miami Dade Co Aviation–MIA	5.00%	10/1/2025	A	3,690	4,313,315
Miami Dade Co Aviation–MIA AMT	5.00%	10/1/2021	A	1,500	1,615,455
Miami Dade Co Aviation–MIA AMT	5.00%	10/1/2022	A	1,550	1,712,735
Miami Dade Co Aviation–MIA AMT	5.00%	10/1/2027	A	5,145	5,894,987
Miami Dade Co Aviation–MIA AMT	5.00%	10/1/2028	A	3,500	3,994,620
Miami Dade Co Expwy Auth	5.00%	7/1/2022	A+	1,750	1,931,720
Miami Dade Co Expwy Auth	5.00%	7/1/2023	A+	2,000	2,203,020
Miami Dade Co Expwy Auth	5.00%	7/1/2023	A+	2,500	2,829,550
Miami Dade Co Expwy Auth	5.00%	7/1/2024	A+	3,500	3,847,130
Minneapolis / St Paul Met Arpts	5.00%	1/1/2028	A+	3,500	3,974,145
Minneapolis / St Paul Met Arpts	5.00%	1/1/2029	AA-	5,000	6,074,300
Minneapolis / St Paul Met Arpts	5.00%	1/1/2030	AA-	5,000	6,037,000
MTA NY	5.00%	11/15/2021	A1	1,500	1,622,445
MTA NY	5.00%	11/1/2023	A1	5,640	6,253,632
MTA NY	5.00%	11/15/2028	A1	13,690	16,699,746
MTA NY	5.00%	11/15/2029	A1	5,000	6,038,800
MTA NY	5.00%	11/15/2033	A1	4,025	4,758,435
MTA NY	5.25%	11/15/2028	A1	6,355	7,541,860
NC Tpk Auth–Triangle Exprs	5.00%	1/1/2032	BBB	1,000	1,141,010
NC Tpk Auth–Triangle Exprs (AGM)	4.00%	1/1/2037	AA	12,895	13,732,917
NC Tpk Auth–Triangle Exprs (AGM)	4.00%	1/1/2038	AA	9,000	9,550,800
NC Tpk Auth–Triangle Exprs (AGM)	5.00%	1/1/2031	AA	1,000	1,172,210
Niagara Frontier Trsp–Buffalo Intl Arpt AMT	5.00%	4/1/2023	A3	3,000	3,330,180
Niagara Frontier Trsp–Buffalo Intl Arpt AMT	5.00%	4/1/2027	A3	3,185	3,588,062

42	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2019

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Transportation (continued)
Niagara Frontier Trsp–Buffalo Intl Arpt AMT	5.00%	4/1/2030	A3	$365	$438,825
Niagara Frontier Trsp–Buffalo Intl Arpt AMT	5.00%	4/1/2031	A3	300	358,101
Niagara Frontier Trsp–Buffalo Intl Arpt AMT	5.00%	4/1/2032	A3	775	921,095
Niagara Frontier Trsp–Buffalo Intl Arpt AMT	5.00%	4/1/2034	A3	865	1,019,428
NJ EDA–Goethals Brdg AMT	5.125%	1/1/2034	BBB-	5,000	5,550,750
NJ Tpk Auth	5.00%	1/1/2029	A+	5,000	5,727,850
NJ Tpk Auth	5.00%	1/1/2031	A+	5,000	5,746,850
NJ Tpk Auth	5.00%	1/1/2031	A+	5,000	5,843,550
NJ Tpk Auth	5.00%	1/1/2033	NR	2,100	2,477,790
NJ Tpk Auth	5.00%	1/1/2034	NR	1,500	1,792,275
NJ Trans Trust Fund	5.00%	6/15/2028	A+	6,275	7,228,737
NJ Trans Trust Fund CR (AGM)	5.00%	6/15/2024	AA	10,165	11,015,302
North TX Twy Auth	5.00%	1/1/2023	A+	5,000	5,606,300
North TX Twy Auth	5.00%	1/1/2025	A+	5,000	5,721,250
North TX Twy Auth	5.00%	1/1/2031	A	8,085	9,070,076
North TX Twy Auth	5.00%	1/1/2035	A+	1,500	1,915,845
North TX Twy Auth	5.00%	1/1/2035	A+	3,500	4,104,870
North TX Twy Auth	5.00%	1/1/2036	A+	5,000	5,736,250
NV State Highway Rev	5.00%	12/1/2030	AA+	10,000	12,107,000
NY Trans Dev Corp–Delta AMT	4.00%	1/1/2036	Baa3	10,010	10,379,769
NY Trans Dev Corp–Delta AMT	5.00%	1/1/2031	Baa3	3,500	4,106,375
NY Trans Dev Corp–Delta AMT	5.00%	1/1/2033	Baa3	11,000	12,793,990
NY Trans Dev Corp–Delta AMT	5.00%	1/1/2034	Baa3	3,450	3,998,792
NY Trans Dev Corp–Delta AMT	5.00%	1/1/2036	Baa3	7,400	8,503,044
NY Trans Dev Corp–LaGuardia Airport AMT	4.00%	7/1/2032	Baa3	3,000	3,118,770
NY Trans Dev Corp–LaGuardia Airport AMT	4.00%	7/1/2033	Baa3	3,500	3,628,835
NY Trans Dev Corp–LaGuardia Airport AMT	5.00%	7/1/2034	Baa3	2,250	2,477,453
NY Trans Dev Corp–TOGA AMT	5.00%	1/1/2023	Baa1	750	825,428
NY Twy Auth	5.00%	1/1/2024	A1	1,960	2,267,877
NY Twy Auth	5.00%	1/1/2026	A1	5,115	5,997,184
Orlando & Orange Co Expwy Auth	5.00%	7/1/2030	A+	10,000	11,222,300
PA Tpk Commn	5.00%	12/1/2022	A+	3,500	3,915,485
PA Tpk Commn–Registration Fee (AGM)	5.25%	7/15/2019	AA	1,270	1,283,475
Phoenix Arpt	5.00%	7/1/2036	AA-	4,045	4,787,419
Phoenix Arpt AMT	5.00%	7/1/2022	AA-	1,500	1,651,755
PHOENIX AZ CIVIC IMPT CORP AR	5.00%	7/1/2036	A+	5,000	5,881,050
Port Auth NY & NJ	5.00%	12/1/2023	AA-	5,300	6,142,594

See Notes to Financial Statements.	43

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2019

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Transportation (continued)
Port Auth NY & NJ	5.00%	12/1/2025	AA-	$10,000	$11,492,300
Port Auth NY & NJ	5.00%	10/15/2026	AA-	5,605	6,751,559
Port Auth NY & NJ	5.00%	10/15/2027	AA-	4,750	5,692,210
Port Auth NY & NJ–JFK IAT	5.00%	12/1/2020	BBB+	4,095	4,253,395
Port Auth NY & NJ AMT	5.00%	9/15/2026	AA-	11,385	13,776,988
Port Auth NY & NJ AMT	5.00%	9/15/2028	AA-	4,000	4,928,360
Port Oakland AMT	5.00%	5/1/2022	A+	11,000	12,048,190
Port Seattle AMT	5.00%	5/1/2033	A+	4,045	4,721,809
PR Hwy & Trans Auth(e)	5.00%	7/1/2033	C	1,215	388,800
PR Hwy & Trans Auth(e)	5.50%	7/1/2023	C	4,305	1,377,600
PR Hwy & Trans Auth(e)	5.50%	7/1/2024	C	3,000	960,000
PR Hwy & Trans Auth (AGM)	5.25%	7/1/2032	AA	1,000	1,125,220
Sacramento Co Arpt AMT	5.00%	7/1/2027	A+	5,950	7,216,993
Sacramento Co Arpt AMT	5.00%	7/1/2034	A+	4,000	4,767,080
Salt Lake City Arpt AMT	5.00%	7/1/2029	A+	3,000	3,643,770
Salt Lake City Arpt AMT	5.00%	7/1/2030	A+	2,275	2,695,943
Salt Lake City Arpt AMT	5.00%	7/1/2031	A+	3,000	3,533,100
Salt Lake City Arpt AMT	5.00%	7/1/2032	A+	3,000	3,518,100
Salt Lake City Arpt AMT	5.00%	7/1/2034	A+	14,645	17,321,667
San Francisco Arpt AMT	5.00%	5/1/2026	A+	10,000	10,975,000
San Francisco Arpt AMT	5.00%	5/1/2028	A+	7,550	8,259,926
San Francisco Arpt AMT	5.00%	5/1/2037	A+	15,565	18,607,957
San Joaquin Hills Trsp Corridor	5.00%	1/15/2034	A-	7,500	8,376,675
San Jose Arpt	5.00%	3/1/2026	A	1,200	1,394,460
San Jose Arpt	5.00%	3/1/2027	A	2,260	2,616,944
San Jose Arpt	5.00%	3/1/2028	A	1,655	1,909,622
San Jose Arpt AMT	5.00%	3/1/2035	A	1,500	1,751,760
South Jersey Trans Auth	5.00%	11/1/2021	BBB+	5,305	5,653,538
Southeastern PA Transp Auth–Garvee	5.00%	6/1/2023	AA-	2,500	2,683,900
Triborough Brdg & Tunl Auth	5.00%	11/15/2029	AA-	5,650	6,979,049
Triborough Brdg & Tunl Auth (NPFGC)(FGIC)	5.50%	11/15/2021	A+	2,595	2,858,107
VA Small Bus Fing–Elizabeth River AMT	5.25%	1/1/2032	BBB	10,500	11,245,500
Wayne CO Arpt AMT	5.00%	12/1/2026	A	1,590	1,873,036
Wayne CO Arpt AMT	5.00%	12/1/2027	A	2,000	2,345,160
Total					841,048,908

44	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2019

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Utilities 12.14%
Albuquerque Bernalillo Co Wtr Util	5.00%		7/1/2024	AA+	$2,645	$3,075,791
Albuquerque Bernalillo Co Wtr Util	5.00%		7/1/2025	AA+	4,000	4,657,280
CA Dept Wtr Res Wtr–Central Valley	5.00%		12/1/2021	NR	45	49,270
CA Poll Ctl–Poseidon Res†	5.00%		7/1/2039	Baa3	5,000	5,816,550
CA Poll Ctl–Poseidon Res AMT†	5.00%		7/1/2037	Baa3	5,570	5,919,072
Central Plains–Goldman Sachs	5.00%		9/1/2027	A3	7,500	8,091,900
Central Plains–Goldman Sachs	5.00%		9/1/2035	BBB+	2,250	2,725,470
Central Plains–Goldman Sachs	5.00%	#(c)	3/1/2050	A3	10,000	11,089,300
Chicago Wastewater	5.00%		1/1/2029	A	4,335	5,013,601
Chicago Wastewater	5.00%		1/1/2030	A	6,500	7,476,625
Chicago Water	5.00%		11/1/2025	A	2,625	3,043,819
Chicago Water (AGM)	5.00%		11/1/2034	AA	6,275	7,201,755
Chicago Water (AGM)	5.00%		11/1/2035	AA	5,000	5,719,950
Chicago Water (AGM)	5.25%		11/1/2030	AA	5,510	6,573,981
Detroit Sewer	5.00%		7/1/2034	A	2,200	2,481,204
Detroit Sewer	5.00%		7/1/2035	A	1,835	2,064,650
Farmington Poll Ctl–AZ Pub Svc	4.70%		5/1/2024	A2	5,265	5,480,496
FL Muni Pwr Agy–St Lucie	5.00%		10/1/2021	A2	3,650	3,711,575
Guam Waterworks Auth	5.00%		7/1/2029	A-	1,000	1,100,040
Guam Waterworks Auth	5.00%		7/1/2036	A-	1,000	1,103,260
HI Dept Budget–Hawaiian Electric AMT	3.10%		5/1/2026	Baa2	7,000	7,106,890
Houston Util Sys	5.00%		5/15/2022	AA	3,000	3,313,350
Houston Util Sys	5.00%		11/15/2023	AA	4,000	4,593,720
Houston Util Sys	5.00%		11/15/2026	AA	5,355	6,257,692
Imperial Irrigation Dist	5.00%		11/1/2032	AA-	2,000	2,358,180
IN Muni Pwr	5.00%		1/1/2033	A+	5,210	6,255,960
IN Muni Pwr	5.00%		1/1/2034	A+	4,000	4,782,880
KY Muni Pwr–Prairie State Proj	3.45%	#(c)	9/1/2042	A-	5,935	6,083,672
KY Pub Energy Auth–Peak Energy	4.00%	#(c)	4/1/2048	A3	15,875	17,052,131
Long Beach Nat Gas–ML	3.228% (3 Mo. LIBOR * .67 + 1.43%	)#	11/15/2026	A2	4,000	3,995,160
Long Island Power Auth	5.00%		9/1/2034	A-	2,250	2,667,847
Los Angeles USD	5.00%		7/1/2023	Aa2	10,000	11,379,800
Lower AL Gas Dist–Goldman Sachs	5.00%		9/1/2031	A3	4,005	4,769,795
Main St Nat Gas–ML	5.00%		3/15/2021	A2	2,500	2,636,475
MD EDC–Potomac Elec Rmkt	6.20%		9/1/2022	A	1,650	1,655,495
MEAG–Gen Resolution Projs	5.00%		1/1/2020	A2	6,200	6,338,508

See Notes to Financial Statements.	45

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2019

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Utilities (continued)
MEAG–Proj 1	5.00%		1/1/2021	A2	$4,185	$4,400,151
MI Strat Fund–Detroit Edison	1.45%	#(c)	8/1/2029	Aa3	3,500	3,402,350
MI Strat Fund–Detroit Edison	1.45%	#(c)	9/1/2030	Aa3	1,000	972,100
Miami-Dade Co Wtr & Swr	4.00%		10/1/2035	AA-	5,000	5,493,200
MO Joint Muni Elec Util Commn	5.00%		1/1/2023	A2	2,000	2,234,020
MO Joint Muni Elec Util Commn	5.00%		1/1/2025	A2	1,500	1,713,435
Modesto Irrigation Dist	5.00%		7/1/2023	A+	1,780	2,045,345
Modesto Irrigation Dist	5.00%		7/1/2024	A+	3,720	4,262,934
Modesto Irrigation Dist	5.00%		7/1/2025	A+	8,410	9,618,769
New Orleans Sewer	5.00%		6/1/2021	A	400	426,200
North Sumter Co Util Dep Dist	5.00%		10/1/2032	A-	8,000	8,580,880
Northern CA Gas–Goldman Sachs	4.00%	#(c)	7/1/2049	A3	7,500	8,092,350
Northern CA Pwr–Hydroelec #1	5.00%		7/1/2026	A+	3,600	3,990,708
Omaha Pub Pwr Dist	5.00%		2/1/2029	AA	5,000	5,970,750
PA Econ Dev–PPL Electric Utility Rmkt	4.00%		10/1/2023	A1	5,000	5,177,250
PEAK Energy–BP	4.00%	#(c)	1/1/2049	A1	13,875	15,084,067
Philadelphia Gas Works	5.00%		8/1/2026	A	1,000	1,168,090
Philadelphia Gas Works	5.00%		8/1/2027	A	1,000	1,161,970
Philadelphia Gas Works	5.00%		8/1/2028	A	1,250	1,486,038
Philadelphia Gas Works	5.00%		8/1/2029	A	1,700	2,014,075
Philadelphia Gas Works	5.00%		8/1/2030	A	1,425	1,674,973
Philadelphia Water & Wastewater	5.00%		11/1/2029	A+	3,185	3,870,380
Phoenix Civic Impt Corp–Water Sys	5.00%		7/1/2027	AAA	5,010	5,799,325
Piedmont Muni Pwr Agy	5.00%		1/1/2022	A-	4,750	4,996,002
Piedmont Muni Pwr Agy	5.00%		1/1/2024	A-	7,920	8,321,782
Pima Co IDA–Tucson Elec	4.95%		10/1/2020	A-	10,640	11,103,904
PR Aqueduct & Swr Auth	5.00%		7/1/2022	Ca	4,690	4,713,450
PR Aqueduct & Swr Auth	5.25%		7/1/2042	Ca	3,625	3,570,625
PR Elec Pwr Auth(e)	5.00%		7/1/2037	Ca	1,035	730,969
PR Elec Pwr Auth(e)	5.00%		7/1/2042	Ca	2,390	1,687,937
PR Elec Pwr Auth(e)	5.50%		7/1/2038	Ca	2,350	1,674,375
PR Elec Pwr Auth(e)	7.00%		7/1/2033	Ca	4,000	2,930,000
PR Elec Pwr Auth(e)	7.00%		7/1/2040	Ca	725	531,063
PR Elec Pwr Auth (AGM)	2.394% (3 Mo. LIBOR * .67 +.52%	)#	7/1/2029	AA	5,720	5,391,100
Riverside Elec	5.00%		10/1/2037	AA-	4,000	4,895,080
Riverside Elec	5.00%		10/1/2038	AA-	5,000	6,089,300

46	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2019

	Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
	Utilities (continued)
	SA Energy Acquisition Pub Fac–Goldman Sachs	5.50%		8/1/2021	A3	$2,360	$2,527,631
	Salt Verde Fin Corp–Citi	5.00%		12/1/2037	A3	7,165	8,968,645
	Salt Verde Fin Corp–Citi	5.50%		12/1/2029	A3	5,000	6,290,450
	San Antonio Elec & Gas	5.00%		2/1/2029	Aa1	7,340	8,834,351
	San Antonio Elec & Gas	5.00%		2/1/2030	Aa1	10,000	11,964,800
	SE AL Gas Dist–Goldman Sachs	4.00%	#(c)	4/1/2049	A3	14,250	15,223,845
	Seminole Co Wtr & Swr	5.00%		10/1/2024	AA	4,000	4,703,200
	Stockton PFA–Wastewater (BAM)	5.00%		9/1/2024	AA	1,000	1,167,850
	TEAC–Goldman Sachs	5.25%		9/1/2021	A3	3,000	3,203,640
	TEAC–Goldman Sachs	5.25%		9/1/2024	A3	8,940	10,115,610
	TX Muni Gas Acq & Supply–Macquarie	5.00%		12/15/2024	A3	23,000	25,317,020
	TX Muni Gas Acq & Supply–Macquarie	5.00%		12/15/2028	A3	2,000	2,185,420
	TX Muni Gas Acq & Supply–Macquarie	5.00%		12/15/2029	A3	2,225	2,423,581
	TX Muni Gas Acq & Supply–ML	5.25%		12/15/2021	A2	4,710	5,094,195
	TX Muni Gas Acq & Supply–ML	5.25%		12/15/2023	A2	2,925	3,316,862
	TX Muni Gas Acq & Supply–ML	6.25%		12/15/2026	A2	24,785	28,797,196
	Utility Debt Sec Auth–Lipa	5.00%		6/15/2028	AAA	5,915	7,198,792
	Western MN Muni Pwr Agy	5.00%		1/1/2023	Aa3	1,500	1,682,475
	WV EDA–Morgantown Energy AMT	2.875%		12/15/2026	Baa3	3,235	3,179,649
	WV EDA–Wheeling Pwr AMT	3.00%	#(c)	6/1/2037	A-	9,400	9,491,462
	Wyandotte CO Unified Govt Utility Sys	5.00%		9/1/2021	A+	3,105	3,347,004
	Total						503,951,769
	Total Municipal Bonds (cost $3,919,966,443)						4,070,217,111

		Interest
		Rate		Final
	Interest	Reset		Maturity
	Rate#	Date(f)		Date

SHORT-TERM INVESTMENTS 0.83%

Variable Rate Demand Notes 0.83%

Money Market Securities 0.11%
NYC TFA	1.55%	4/1/2019		11/1/2022	AAA	4,610	4,610,000

See Notes to Financial Statements.	47

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2019

		Interest		Credit
		Rate	Final	Rating:	Principal
	Interest	Reset	Maturity	S&P or	Amount	Fair
Investments	Rate#	Date(f)	Date	Moody’s	(000)	Value
Utilities 0.72%
Appling Co Dev–GA Power	1.60%	4/1/2019	9/1/2041	A-	$17,790	$17,790,000
NYC Muni Water	1.59%	4/1/2019	8/1/2031	AAA	11,985	11,985,000
Total						29,775,000
Total Short-Term Investments (cost $34,385,000)						34,385,000
Total Investments in Securities 98.87% (cost $3,954,351,443)						4,104,602,111
Cash and Other Assets in Excess of Liabilities 1.13%						47,034,764
Net Assets 100.00%						$4,151,636,875

Note: See Footnotes to Schedule of Investments on page 127 of this report.

The following is a summary of the inputs used as of March 31, 2019 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Municipal Bonds
Corporate-Backed	$–	$331,278,136	$2,842,000	$334,120,136
Lease Obligations	–	289,403,745	247,520	289,651,265
Other Revenue	–	167,820,996	40	167,821,036
Special Tax	–	99,717,403	550,000	100,267,403
Remaining Industries	–	3,178,357,271	–	3,178,357,271
Short-Term Investments
Variable Rate Demand Notes	–	34,385,000	–	34,385,000
Total	$–	$4,100,962,551	$3,639,560	$4,104,602,111
Liabilities
Trust Certificates(4)	$–	$(1,250,000)	$–	$(1,250,000)
Total	$–	$(1,250,000)	$–	$(1,250,000)

(1)	Refer to Note 2(i) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. Each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.
(3)	There were no Level 1/Level 2 transfers during the period ended March 31, 2019.
(4)	Refer to Note 2(h) for a description of Municipal Bonds held in the Trust.

48	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

INTERMEDIATE TAX FREE FUND March 31, 2019

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Municipal Bonds
Balance as of October 1, 2018	$3,639,560
Accrued Discounts (Premiums)	–
Realized Gain (Loss)	–
Change in Unrealized Appreciation (Depreciation)	–
Purchases	–
Sales	–
Transfers into Level 3	–
Transfers out of Level 3	–
Balance as of March 31, 2019	$3,639,560
Change in unrealized appreciation/depreciation for the period ended March 31, 2019 related to Level 3 investments held at March 31, 2019	$–

See Notes to Financial Statements.	49

Schedule of Investments (unaudited)

NATIONAL TAX FREE FUND March 31, 2019

				Credit
				Rating:	Principal
	Interest		Maturity	S&P or	Amount	Fair
Investments	Rate		Date	Moody’s	(000)	Value
MUNICIPAL BONDS 100.06%

Corporate-Backed 4.77%
Brooklyn Arena LDC–Barclays Ctr	Zero Coupon		7/15/2035	BBB-	$740	$396,803
CA Poll Ctl–Poseidon Res AMT†	5.00%		11/21/2045	Baa3	8,750	9,234,487
CA Poll Ctl–Waste Mgmt AMT	4.30%		7/1/2040	A-	2,575	2,756,229
Chandler AZ IDR–Intel Corp AMT	2.70%	#(c)	12/1/2037	A+	4,000	4,071,240
Columbus Co Ind Facs–Intl Paper	5.70%		5/1/2034	BBB	2,165	2,247,790
Courtland IDB–Intl Paper	6.25%		11/1/2033	Baa2	770	788,703
Gloucester Co Poll Ctl–Logan AMT	5.00%		12/1/2024	BBB-	1,000	1,071,110
Houston Arpt–United Airlines AMT	5.00%		7/15/2028	BB	2,400	2,798,424
IA Fin Auth–Iowa Fertilizer Co(a)	3.125%		12/1/2022	B+	2,250	2,264,805
IA Fin Auth–Iowa Fertilizer Co	5.25%		12/1/2025	B+	3,000	3,236,010
IL Fin Auth–Leafs Hockey Club(e)	6.00%		3/1/2037	NR	1,550	344,875
IL State GO	5.00%		12/1/2036	Baa3	6,700	7,149,168
LA Env Facs–Westlake Chem	3.50%		11/1/2032	BBB	12,015	12,104,031
LA Env Facs–Westlake Chem	6.50%		11/1/2035	BBB	500	533,145
Love Field Arpt–Southwest Airlines AMT	5.00%		11/1/2028	A3	2,775	3,024,223
MD EDC–Chesapeake Bay Hyatt(e)	5.00%		12/1/2016	NR	855	581,400
Mission Econ Dev Corp–Natgasoline AMT†	4.625%		10/1/2031	BB-	3,750	3,900,525
NH National Fin Auth–Covanta†	4.625%		11/1/2042	B1	1,500	1,519,230
NH National Fin Auth–Covanta AMT†	4.875%		11/1/2042	B1	5,000	5,102,400
Niagara Area Dev Corp–Covanta AMT†	4.75%		11/1/2042	B1	5,000	5,113,450
NY Energy RDA–NYSEGC	3.50%		10/1/2029	A-	800	849,704
NY Liberty Dev Corp–3 WTC†	5.00%		11/15/2044	NR	500	533,470
NYC Cap Res–Arthur Mgmt	7.00%		8/1/2025	NR	6,355	6,760,894
NYC IDA–TRIPS AMT	5.00%		7/1/2028	BBB	5,980	6,429,756
OH Air Quality–Pratt Paper AMT†	4.50%		1/15/2048	NR	2,000	2,086,920
PA Econ Dev–US Airways	7.50%		5/1/2020	BB-	1,500	1,578,915
PA Econ Dev–US Airways	8.00%		5/1/2029	BB-	1,475	1,563,323
Phenix City IDB–Meadwestvaco	3.625%		5/15/2030	BBB	3,050	3,045,394
Richland Co Env Impt–Intl Paper AMT	3.875%		4/1/2023	BBB	6,625	6,976,191
Salem Co Poll Ctl–Chambers AMT	5.00%		12/1/2023	BBB-	5,145	5,497,021
Selma IDB–Intl Paper	6.25%		11/1/2033	BBB	3,230	3,308,457
VA Small Bus Fing–Covanta AMT†	5.00%	#(c)	1/1/2048	B	910	941,932
Valparaiso Facs–Pratt Paper AMT	7.00%		1/1/2044	NR	2,000	2,325,980
Warren Co–Intl Paper	5.80%		5/1/2034	BBB	100	103,930
West Pace Coop Dist(e)	9.125%		5/1/2039	NR	4,900	2,842,000	(g)
WI Pub Fin Auth–Celanese	4.05%		11/1/2030	BBB-	500	511,115
Total						113,593,050

50	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2019

			Credit
			Rating:		Principal
	Interest	Maturity	S&P or		Amount	Fair
Investments	Rate	Date	Moody’s		(000)	Value
Education 4.84%
Build NYC Res Corp–CUNY	5.00%	6/1/2034	Aa2		$325	$369,619
Build NYC Res Corp–NY Law	4.00%	7/1/2045	BBB-		2,445	2,433,068
CA Ed Facs–Stanford Univ	5.00%	5/1/2045	AAA		5,505	7,622,003
CA Sch Fin Auth–Green Dot Schs†	5.00%	8/1/2045	NR		1,500	1,623,165
Chicago Brd Ed	5.00%	12/1/2044	B+		1,750	1,841,000
Chicago Brd Ed	5.00%	12/1/2046	B+		3,500	3,674,580
Davie Edu Facs–Nova Southeastern Univ	6.00%	4/1/2042	A-		3,040	3,429,515
Detroit Sch Dist	5.00%	5/1/2029	Aa1		4,000	4,341,440
Dutchess Co LDC–Anderson Ctr	6.00%	10/1/2030	BB+		925	945,008
FL HI Ed–Nova Southeastern Univ	5.00%	4/1/2033	A-		1,475	1,668,033
FL HI Ed–Nova Southeastern Univ	5.00%	4/1/2036	A-		2,000	2,237,760
FL HI Ed–Nova Southeastern Univ	6.375%	4/1/2031	A-		475	511,110
Fulton Co Dev–Tuff/Atlanta Hsg	5.00%	9/1/2032	A+		775	828,173
Hempstead Town LDC–Adelphi Univ	5.00%	10/1/2034	A-		175	198,413
Hlth & Ed Facs of Nashville Co-Lipscomb U(a)	5.25%	10/1/2058	BBB		3,000	3,449,250
IL Fin Auth–IL Inst of Tech	5.00%	4/1/2019	Baa3		1,050	1,050,000
IL Fin Auth–IL Inst of Tech	5.00%	4/1/2020	Baa3		2,000	2,001,760
IL Fin Auth–IL Inst of Tech	5.00%	4/1/2021	Baa3		500	500,400
IL Fin Auth–IL Inst of Tech	5.00%	4/1/2031	Baa3		2,250	2,250,360
IL Fin Auth–Univ Chicago	4.00%	10/1/2049	Aa2		6,000	6,136,560
MA DFA–Suffolk Univ	5.00%	7/1/2032	Baa2		2,500	2,885,675
MA DFA–Suffolk Univ	5.00%	7/1/2033	Baa2		1,250	1,438,213
MA DFA–Suffolk Univ	5.00%	7/1/2034	Baa2		1,000	1,146,870
Miami Dade Cnty Ed Facs–Univ of Miami FL	5.00%	4/1/2053	A-		5,000	5,692,000
NY Dorm–Cornell Univ	5.00%	7/1/2034	Aa1		250	252,088
NY Dorm–Mt Sinai Sch Med	5.00%	7/1/2040	A-		5,000	5,564,600
NY Dorm–NYU	5.00%	7/1/2030	Aa2		2,155	2,428,728
NY Dorm–NYU	5.00%	7/1/2031	Aa2		4,215	4,739,683
NY Dorm–Pace Univ	5.00%	5/1/2029	NR		10	11,359
NY Dorm–Pace Univ	5.00%	5/1/2029	BBB-		245	265,249
NY Dorm–SUNY	5.00%	7/1/2035	Aa2		2,100	2,240,973
NY Dorm–Touro Clg	5.00%	1/1/2047	BBB-	(d)	5,000	5,509,200
NY Dorm–Touro Clg	5.50%	1/1/2039	BBB-	(d)	2,450	2,711,341
NYC IDA–Yankee Stadium (AG)	Zero Coupon	3/1/2030	AA		8,000	5,910,880
PA Hi Ed–St Josephs Univ	5.00%	11/1/2030	A-		905	945,191
Univ of CT	5.25%	11/15/2047	AA-		8,000	9,278,720
Univ of Illinois (AGM)	4.00%	4/1/2038	AA		4,965	5,276,703

See Notes to Financial Statements.	51

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2019

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount	Fair
Investments	Rate	Date	Moody’s	(000)	Value
Education (continued)
Univ of North Carolina–Wilmington	5.00%	6/1/2037	A1	$7,055	$8,066,052
WI PFA–Wingate Univ	5.25%	10/1/2038	BBB	2,220	2,500,852
WI PFA–Wingate Univ	5.25%	10/1/2043	BBB	1,000	1,115,260
Total					115,090,854

Financial Services 0.33%
MA Ed Fin Auth AMT	4.125%	7/1/2046	BBB	5,000	5,201,950
NJ Higher Ed Assistance Auth AMT	3.75%	12/1/2031	Aaa	2,500	2,621,625
Total					7,823,575

General Obligation 16.92%
Atlantic City Brd Ed (AGM)	6.00%	4/1/2034	AA	550	593,412
Beaverton Sch Dist	5.00%	6/15/2036	AA+	8,000	9,488,720
Bellwood GO	6.15%	12/1/2032	A	2,765	3,132,386
CA State GO	4.00%	9/1/2037	AA-	5,000	5,403,300
CA State GO	5.00%	4/1/2032	AA-	2,450	3,172,701
CA State GO	5.00%	2/1/2033	AA-	10,000	10,821,000
CA State GO	5.00%	8/1/2038	AA-	3,700	4,320,120
CA State GO	5.25%	8/1/2032	AA-	7,500	8,840,850
CA State GO	5.375%	11/1/2035	AA-	400	421,360
CA State GO	5.50%	3/1/2040	AA-	10,225	10,540,339
CA State GO	5.60%	3/1/2036	AA-	7,330	7,568,078
CA State GO	6.50%	4/1/2033	AA-	6,280	6,285,338
Chicago Brd Ed	5.00%	12/1/2029	B+	2,000	2,206,540
Chicago Brd Ed	5.00%	12/1/2030	B+	2,070	2,267,706
Chicago Brd Ed	5.00%	12/1/2031	B+	1,000	1,090,010
Chicago Brd Ed	5.00%	12/1/2042	B+	575	590,376
Chicago Brd Ed	5.00%	12/1/2046	B+	1,500	1,574,550
Chicago Brd Ed	6.50%	12/1/2046	B+	1,100	1,263,691
Chicago Brd Ed†	7.00%	12/1/2046	B+	1,200	1,452,804
Chicago GO	5.00%	1/1/2026	BBB+	4,950	5,485,392
Chicago GO	5.00%	1/1/2033	BBB+	2,340	2,418,437
Chicago GO	5.00%	1/1/2034	BBB+	4,150	4,283,879
Chicago GO	5.00%	1/1/2034	BBB+	5,500	5,791,005
Chicago GO	5.00%	1/1/2040	BBB+	5,000	5,084,750
Chicago GO	5.50%	1/1/2034	BBB+	2,400	2,631,960
Chicago GO	5.50%	1/1/2035	BBB+	230	251,684
Chicago GO	5.50%	1/1/2037	BBB+	2,745	2,989,223
Chicago GO	5.50%	1/1/2042	BBB+	250	269,930

52	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2019

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount	Fair
Investments	Rate	Date	Moody’s	(000)	Value
General Obligation (continued)
Chicago GO	5.50%	1/1/2042	BBB+	$5,000	$5,398,600
Chicago GO(a)	5.50%	1/1/2049	BBB+	10,625	11,741,156
Chicago GO	5.625%	1/1/2030	BBB+	275	315,862
Chicago GO	6.00%	1/1/2038	BBB+	19,330	22,079,306
Chicago O’Hare Arpt AMT	5.00%	1/1/2052	A	9,375	10,441,781
Cook Co GO	5.00%	11/15/2030	AA-	1,000	1,129,480
Cook Co GO	5.00%	11/15/2031	AA-	2,150	2,422,147
Cook Co GO	5.00%	11/15/2034	AA-	500	558,620
Cook Co GO	5.00%	11/15/2035	AA-	1,000	1,114,380
Cook Co GO	5.25%	11/15/2024	AA-	1,500	1,614,240
Cook Co GO TCRS (BAM)	5.00%	11/15/2024	AA	10,000	11,053,500
CT State GO	5.00%	6/15/2033	A1	1,250	1,470,713
CT State GO	4.00%	6/15/2037	A1	975	1,033,919
CT State GO(b)	5.00%	12/1/2022	AA	10,000	10,694,200
CT State GO(b)	5.00%	12/1/2023	AA	10,000	10,694,200
CT State GO	5.00%	6/15/2032	A1	1,250	1,475,887
CT State GO(a)	5.00%	4/15/2036	A1	1,150	1,356,391
CT State GO	5.00%	6/15/2038	A1	1,000	1,158,900
CT State GO(a)	5.00%	4/15/2039	A1	1,650	1,927,051
Delaware Co IDA–Covanta	5.00%	7/1/2043	BB-	500	505,750
Essex Co Impt Auth–Covanta AMT†	5.25%	7/1/2045	BB-	4,000	4,028,440
Hamilton Co Sch Dist GO	4.00%	1/15/2055	Aa2	7,000	7,207,830
HI State GO(b)	5.00%	8/15/2030	AA	10,000	10,887,200
Hudson Co Impt Auth–Solid Waste GTD	5.75%	1/1/2035	Aa3	225	231,680
IL State GO	4.00%	6/1/2034	BBB-	3,010	2,964,669
IL State GO	5.00%	6/1/2027	BBB-	2,000	2,191,000
IL State GO	5.00%	11/1/2028	BBB-	7,795	8,607,317
IL State GO	5.00%	3/1/2030	BBB-	6,500	6,712,615
IL State GO	5.00%	1/1/2033	BBB-	4,075	4,178,994
IL State GO	5.00%	1/1/2035	BBB-	6,200	6,571,008
IL State GO	5.00%	5/1/2038	BBB-	4,515	4,822,155
IL State GO	5.00%	1/1/2041	BBB-	3,580	3,753,773
IL State GO	5.50%	7/1/2033	BBB-	9,470	10,098,903
IL State GO	5.50%	7/1/2038	BBB-	5,345	5,650,413
IL State GO	6.00%	5/1/2026	BBB-	1,000	1,164,290
Irvine USD–Spl Tax (BAM)	5.00%	9/1/2056	AA	500	571,255
Kendall Kane & WIll Co CUSD #308	5.00%	2/1/2029	Aa3	1,000	1,048,830

See Notes to Financial Statements.	53

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2019

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount	Fair
Investments	Rate	Date	Moody’s	(000)	Value
General Obligation (continued)
King Co Pub Hsp–Snoqualmie Vly Hsp	5.00%	12/1/2038	NR	$5,000	$5,054,050
Luzerne Co GO (AGM)	5.00%	11/15/2029	AA	4,215	4,872,371
MA State GO	3.00%	4/1/2041	Aa1	7,000	6,745,130
MA State GO	4.00%	5/1/2048	Aa1	1,000	1,062,290
Middletown CSD	5.25%	12/1/2040	AA	2,500	2,778,375
Midlothian Water Dist (AGM)	Zero Coupon	9/1/2022	AA	2,000	1,837,020
NJ Trans Trust Fund	Zero Coupon	12/15/2029	BBB+	7,860	5,358,241
NJ Trans Trust Fund (NPFGC)(FGIC)	Zero Coupon	12/15/2030	BBB+	6,910	4,528,814
NYC GO	5.00%	8/1/2027	Aa1	6,575	7,454,209
PA State GO	4.00%	9/15/2030	Aa3	10,000	10,992,000
PA State GO	4.00%	3/1/2037	Aa3	4,215	4,536,815
Philadelphia GO	5.00%	8/1/2036	A	8,990	10,210,392
Philadelphia GO	5.00%	8/1/2037	A	3,250	3,671,005
Philadelphia GO	5.25%	7/15/2031	A	2,000	2,251,900
Philadelphia GO	5.25%	7/15/2032	A	3,000	3,371,880
Philadelphia GO	5.25%	7/15/2033	A	1,000	1,122,190
Philadelphia Sch Dist	5.00%	9/1/2037	A2	1,200	1,350,972
Philadelphia Sch Dist	5.00%	9/1/2038	A2	1,000	1,123,010
Pittsburgh GO (BAM)	5.00%	9/1/2029	AA	1,100	1,260,347
Pittsburgh GO (BAM)	5.00%	9/1/2030	AA	1,585	1,808,818
Pittsburgh GO (BAM)	5.00%	9/1/2032	AA	1,160	1,317,180
PR Comwlth GO(e)	4.75%	7/1/2018	NR	370	234,488
PR Comwlth GO(e)	5.50%	7/1/2027	Ca	1,040	551,200
PR Comwlth GO(e)	5.50%	7/1/2039	Ca	3,000	1,590,000
PR Pub Bldg Auth GTD (AGC)	5.00%	7/1/2036	AA	155	157,767
San Francisco Arpt AMT	5.25%	5/1/2042	A+	4,000	4,688,680
St Pub SBA–Philadelphia Sch Dist	5.00%	4/1/2029	A2	465	494,156
St Pub SBA–Philadelphia Sch Dist	5.00%	4/1/2031	A2	185	195,810
Stockton USD (AGM)	5.00%	7/1/2028	AA	750	826,380
Sweetwater UHSD (BAM)	5.00%	8/1/2027	AA	500	572,455
Tuscaloosa Co Brd of Ed	5.00%	8/1/2046	AA-	5,000	5,696,500
Union Co Util Auth–Covanta GTD AMT	4.75%	12/1/2031	AA+	4,000	4,265,080
WI PFA–Boynton	5.00%	7/1/2044	NR	6,000	6,879,660
Wilkes Barre PA School District(a)	5.00%	4/15/2059	AA	2,500	2,814,275
Yosemite CCD	Zero Coupon	8/1/2042	Aa2	1,575	1,173,060
Yosemite CCD	5.00%	8/1/2029	Aa2	500	593,485
Total					402,556,001

54	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2019

				Credit
				Rating:		Principal
	Interest		Maturity	S&P or		Amount	Fair
Investments	Rate		Date	Moody’s		(000)	Value
Health Care 15.52%
Abag Fin Auth–Sharp Hlthcare	5.00%		8/1/2027	AA		$300	$327,327
Abag Fin Auth–Sharp Hlthcare	5.00%		8/1/2028	AA		345	375,626
AL PFA–AL Proton Therapy†	6.85%		10/1/2047	NR		2,160	2,309,688
Alleghany Co Hsp–Allegheny Hlth	4.00%		4/1/2044	A		10,645	10,924,218
Allegheny County Health Network	4.00%		4/1/2037	A		3,120	3,266,297
Allen Co Hsp–Catholic Hlth Ptnrs	5.00%		5/1/2033	A+		7,065	7,625,678
Antelope Valley Hlth	5.00%		3/1/2041	Ba3		3,000	3,098,880
Antelope Valley Hlth	5.00%		3/1/2046	Ba3		2,615	2,696,248
Athens Clarke Co Dev–Catholic Hlth E	6.25%		11/15/2032	AA-		590	593,322
CA Hlth–Sutter Hlth	4.00%		11/15/2042	AA-		2,000	2,119,280
CA Hlth–Sutter Hlth	5.25%		8/15/2031	AA-		5,245	5,681,961
CA Muni Fin–Cmnty Med Ctrs	5.00%		2/1/2047	A-		6,940	7,730,050
CA Statewide–Beverly	5.00%		2/1/2045	BBB-		5,000	5,376,250
CA Stwde–Eskaton Pptys	5.25%		11/15/2034	BBB		1,875	2,008,387
CA Stwde–Huntington Memorial Hosp	4.00%		7/1/2048	A-		4,500	4,641,750
CA Stwde–John Muir Hlth	4.00%		12/1/2057	A+		2,500	2,531,400
CA Stwde–Loma Linda Univ Med Ctr	5.50%		12/1/2054	BB-		6,875	7,520,287
CA Stwde–Loma Linda Univ Med Ctr†	5.50%		12/1/2058	BB-		3,375	3,823,267
CA Stwde–So Cal Presbyterian†	6.625%		11/15/2024	BBB+	(d)	110	112,858
Cass Co–Essentia Hlth Rmkt (AG)	5.125%		2/15/2037	AA		5,000	5,129,500
Cnty of Lucas OH–ProMedica Hlth	5.25%		11/15/2048	Baa1		7,350	8,213,478
CO Hlth Facs–Boulder Cmnty Hsp	5.00%		10/1/2032	A2		280	304,144
CO Hlth Facs–Catholic Hlth	5.25%		2/1/2031	BBB+		750	789,908
CO Hlth Facs–Catholic Hlth	6.125%		10/1/2028	BBB+		165	165,624
CT Hlth & Ed–Hartford Hlthcare	5.00%		7/1/2032	A		640	676,794
CT Hlth & Ed–Yale New Haven Hsp	5.00%		7/1/2028	AA-		500	576,010
Cumberland Co Mun Auth–Asbury	5.25%		1/1/2021	NR		140	143,290
Cumberland Co Mun Auth–Asbury	5.40%		1/1/2022	NR		150	153,635
Cuyahoga Co Hsp–Metrohealth	5.50%		2/15/2052	NR		8,925	9,990,913
Cuyahoga Co Hsp–Metrohealth	5.50%		2/15/2057	NR		5,250	5,853,960
Dekalb CO Hsp–Children’s Healthcare	5.00%		11/15/2029	AA+		530	540,457
Denver Hlth & Hsp Auth	2.859% (3 Mo. LIBOR * .67 + 1.10%	)#	12/1/2033	BBB		4,640	4,466,510
Denver Hlth & Hsp Auth	5.25%		12/1/2045	BBB		700	761,418
Duluth Econ Dev Auth–Essentia Health	5.25%		2/15/2053	A-		1,370	1,564,430
Duluth Econ Dev Auth- Essentia Health	5.25%		2/15/2058	A-		17,000	19,285,310
Fairview Health Services	5.00%		11/15/2049	A+		5,400	6,190,074

See Notes to Financial Statements.	55

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2019

			Credit
			Rating:		Principal
	Interest	Maturity	S&P or		Amount	Fair
Investments	Rate	Date	Moody’s		(000)	Value
Health Care (continued)
Flint Hsp Bldg Auth–Hurley Med Ctr	7.00%	7/1/2030	Ba1		$1,510	$1,586,874
Franklin Co Hlth–OPRS Cmntys	6.125%	7/1/2040	BBB	(d)	4,880	5,290,994
Gainesville & Hall Co Hsp–NE GA Hlth GTD	5.50%	8/15/2054	AA-		5,225	6,043,653
Greenville Hlth Sys	5.00%	5/1/2034	A		3,970	4,430,838
Guadalupe Co–Seguin City Hospital	5.00%	12/1/2045	BB		2,000	2,085,140
IL Fin Auth–Centegra Hlth	5.00%	9/1/2034	AA+		235	265,362
IL Fin Auth–Northwestern Mem Hsp(b)	5.75%	1/1/2026	AA+		2,500	2,537,425
IN Fin Auth–Major Hsp	5.00%	10/1/2029	Baa3		1,500	1,653,720
Kirkwood IDA–Aberdeen Hts	8.00%	5/15/2021	NR		415	435,020
Kirkwood IDA–Aberdeen Hts	8.00%	5/15/2029	NR		3,820	4,085,184
LA PFA–Ochsner Clinic	6.25%	5/15/2031	A3		8,090	8,874,245
La Verne COP–Brethren Hillcrest Homes	5.00%	5/15/2036	BBB-	(d)	1,350	1,408,374
MA DFA–Boston Med Ctr	5.00%	7/1/2031	BBB		1,900	2,164,043
MA DFA–CareGroup	5.00%	7/1/2048	A-		4,000	4,522,280
MA DFA–Partners Hlth	4.00%	7/1/2041	AA-		5,000	5,279,950
MA DFA–Wellforce Hlth	4.00%	7/1/2035	BBB+		2,000	2,078,280
MA DFA–Wellforce Hlth	4.00%	7/1/2044	BBB+		2,660	2,711,843
MA DFA–Wellforce Hlth	5.00%	7/1/2039	BBB+		2,685	3,077,278
MA Hlth & Ed–Catholic Hlth East	6.25%	11/15/2032	AA-		760	764,279
Martin Co Hlth–Martin Mem Med	5.50%	11/15/2032	A+		930	1,010,120
Martin Hsp Dist	7.25%	4/1/2036	BBB	(d)	3,250	3,466,450
MD Hlth & HI Ed–Adventist	5.50%	1/1/2046	Baa3		10,000	11,390,300
MD Hlth & HI Ed–Doctors Cmnty Hospital	5.00%	7/1/2038	Baa3		7,080	7,770,158
MD Hlth & HI Ed–Mercy Med Ctr	5.00%	7/1/2036	BBB		1,320	1,478,822
MD Hlth & HI Ed–Mercy Med Ctr	5.00%	7/1/2038	BBB		2,250	2,502,112
MD Hlth & Hi Ed–Mercy Med Ctr	6.25%	7/1/2031	BBB		11,635	12,624,091
ME Hlth & Hi Ed–MaineGeneral Hlth	6.00%	7/1/2026	Ba3		620	662,569
ME Hlth & Hi Ed–MaineGeneral Hlth	6.75%	7/1/2036	Ba3		400	434,608
ME Hlth & Hi Ed–MaineGeneral Hlth	7.50%	7/1/2032	Ba3		11,150	12,374,716
Meadville Med Center	6.00%	6/1/2046	NR		950	1,065,045
Meadville Med Center	6.00%	6/1/2051	NR		1,115	1,240,928
Mesquite Hlth–Christian Care Ctrs	5.125%	2/15/2042	BB+	(d)	1,000	1,019,120
Montgomery Co Hlth–Catholic Hlth	6.25%	11/15/2034	AA-		20	20,113
Montgomery Co IDA–ACTS Retirement	5.00%	11/15/2024	A-	(d)	3,150	3,406,567
Montgomery Co IDA–ACTS Retirement	5.00%	11/15/2025	A-	(d)	1,300	1,403,857
Montgomery Co IDA–Jefferson Hlth	5.00%	10/1/2027	AA		4,500	4,878,045
Montgomery Co IDA–Whitemarsh	5.375%	1/1/2050	NR		1,070	1,084,413

56	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2019

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)
MT St Fac Fin Auth–Kalispell Med Ctr	5.00%	7/1/2043	BBB		$4,000	$4,446,160
MT St Fac Fin Auth–Kalispell Med Ctr	5.00%	7/1/2048	BBB		5,760	6,372,000
Muskingum Co Hsp–Genesis Hlthcare	5.00%	2/15/2044	BB+		2,650	2,770,628
Nassau Co LEAC–Catholic Hlth LI	5.00%	7/1/2034	A-		1,100	1,206,150
Nassau Co LEAC–Catholic Hlth Svcs	5.00%	7/1/2029	A-		1,000	1,123,850
Nassau Co LEAC–Catholic Hlth Svcs	5.00%	7/1/2030	A-		580	646,862
Nassau Co LEAC–Catholic Hlth Svcs	5.00%	7/1/2031	A-		1,620	1,793,372
NJ Hlth–Univ Hosp (AGM)	5.00%	7/1/2029	AA		135	153,999
NY Dorm–Montefiore	4.00%	8/1/2036	BBB		1,450	1,530,272
NY Dorm–Montefiore	5.00%	8/1/2033	BBB		1,000	1,172,800
NY Dorm–Montefiore	5.00%	8/1/2034	BBB		1,010	1,178,549
NY Dorm–Montefiore	5.00%	8/1/2035	BBB		1,000	1,161,190
NY Dorm–Orange Reg Med Ctr†	5.00%	12/1/2031	BBB-		1,300	1,498,692
NY Dorm–Orange Reg Med Ctr†	5.00%	12/1/2036	BBB-		1,000	1,132,750
NY Dorm–Orange Regl Med Ctr†	5.00%	12/1/2037	BBB-		1,000	1,129,290
NY Dorm–Orange Regl Med Ctr†	5.00%	12/1/2040	BBB-		1,300	1,429,597
NYC Hlth & Hsp Corp	5.00%	2/15/2025	Aa2		2,400	2,468,232
NYC Hlth & Hsp Corp	5.00%	2/15/2030	Aa2		5,640	5,789,911
OK DFA–OU Med	5.50%	8/15/2057	Baa3		4,400	5,042,796
Oroville–Oroville Hsp	5.25%	4/1/2039	BB+		1,000	1,141,090
Oroville–Oroville Hsp	5.25%	4/1/2049	BB+		750	841,973
Oroville–Oroville Hsp	5.25%	4/1/2054	BB+		1,000	1,118,240
Palomar Hlth	5.00%	11/1/2036	BBB		4,025	4,460,948
Pell City Spl Care Facs–Noland Hlth	5.00%	12/1/2031	A		4,845	5,201,011
Philadelphia Hsps–Temple Univ Hlth	5.00%	7/1/2032	BBB-		1,000	1,110,070
Philadelphia Hsps–Temple Univ Hlth	5.00%	7/1/2033	BBB-		2,950	3,264,293
Philadelphia Hsps–Temple Univ Hlth	5.625%	7/1/2036	BBB-		250	269,580
Pulaski Co Pub Facs–Baptist Hlth	5.00%	12/1/2039	A+		5,750	6,353,635
Rockville Eco Dev–Ingleside at King Farm	5.00%	11/1/2042	BB	(d)	875	924,963
Rockville Eco Dev–Ingleside at King Farm	5.00%	11/1/2047	BB	(d)	800	842,152
San Buenaventura–Cmnty Mem Hlth	8.00%	12/1/2026	BB		950	1,084,321
St. Cloud MN Hlth Care–Centracare Hlth	5.00%	5/1/2048	A2		5,000	5,848,250
Tempe IDA–ASU Mirabella†	6.125%	10/1/2047	NR		1,150	1,267,104
UCal Med Ctr	5.25%	5/15/2038	AA-		660	745,265
Upland COP–San Antonio Cmnty Hsp COP	6.375%	1/1/2032	BBB+		5,000	5,428,650
VT Ed & Hlth–Univ of VT Med Ctr	5.00%	12/1/2035	A		4,500	5,194,800
WA Hlth Care–Overlake Hsp	5.00%	7/1/2038	A		4,000	4,420,640

See Notes to Financial Statements.	57

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2019

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)
Westchester CO Hlth Care	6.00%	11/1/2030	Baa2		$110	$117,019
Westchester CO Hlth Care	6.125%	11/1/2037	Baa2		30	31,889
WI Hlth & Ed–Marshfield Hlth Sys	4.00%	2/15/2050	NR		7,780	7,856,244
WI Hlth & Ed–Sauk-Prarie Mem Hsp	5.375%	2/1/2048	B1		840	863,755
WI PFA–MD Proton†	6.125%	1/1/2033	NR		1,500	1,609,770
WI PFA–MD Proton†	6.375%	1/1/2048	NR		1,000	1,055,120
WV Hsp–Herbert Thomas Hlth	6.25%	10/1/2023	NR		2,000	1,506,400
Total						369,299,327

Housing 1.03%
Alachua Co Hlth–Oak Hammock	8.00%	10/1/2042	NR		300	339,912
CA Muni Fin–Caritas Affordable Hsg	5.25%	8/15/2039	BBB+		650	713,551
CA Muni Fin–UC Berkeley Hsg	5.00%	6/1/2050	Baa3		1,410	1,510,138
Fed Home Loan Mtg Corp	4.60%	12/15/2044	AA+		5,500	5,859,260
HI Hsg Fin & Dev–Rent Hsg Sys Rmkt (AGM)	6.50%	7/1/2033	A1		2,000	2,017,240
LA HFA–GMF-LA Chateau	8.00%	9/1/2039	CCC+		1,330	1,294,728
Los Angeles Hsg	6.25%	6/1/2034	A-		4,220	4,244,814
MA DFA–Newbridge†	5.00%	10/1/2057	BB+	(d)	3,500	3,680,495
Phoenix IDA–ASU Std Hsg	5.00%	7/1/2037	Baa3		1,000	1,127,590
Toledo/Lucas Port Auth–Univ Toledo	5.00%	7/1/2034	BBB-		1,000	1,045,890
Toledo/Lucas Port Auth–Univ Toledo	5.00%	7/1/2039	BBB-		1,500	1,557,465
Toledo/Lucas Port Auth–Univ Toledo	5.00%	7/1/2046	BBB-		1,000	1,035,830
Total						24,426,913

Lease Obligations 6.50%
CA Pub Wks–Judicial Council	5.00%	12/1/2028	A+		5,600	6,075,160
CA Pub Wks–Various Cap Proj	5.00%	10/1/2028	A+		535	577,682
CA Pub Wks–Various Cap Proj	5.00%	4/1/2033	A+		8,500	9,230,830
CA Pub Wks–Various Cap Proj	5.125%	10/1/2031	A+		2,500	2,700,025
CA Pub Wks–Various Cap Proj	6.625%	11/1/2034	A+		25	25,140
Delano Earlimart Irrigation Dist COP	5.00%	2/1/2028	AA-		475	487,583
Erie Co IDA–Buffalo Sch Dist	5.00%	5/1/2026	AA		6,430	7,252,847
Erie Co IDA–Buffalo Sch Dist	5.25%	5/1/2028	AA		7,000	7,517,230
Essex Co Impt Auth–Newark	6.25%	11/1/2030	Baa2		250	268,028
Houston Co Coop Dist–Country Crossing(e)	12.50%	6/7/2013	NR		1,768	247,520	(g)
IL Sports Facs Auth (AGM)	5.00%	6/15/2027	AA		3,500	3,894,660
IL Sports Facs Auth (AGM)	5.00%	6/15/2028	AA		865	959,328
IN Fin Auth–OH River Brdgs AMT	5.00%	7/1/2035	BBB+		6,500	7,027,540

58	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2019

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Lease Obligations (continued)
IN Fin Auth–OH River Brdgs AMT	5.00%		7/1/2040	BBB+		$3,000	$3,214,770
IN Fin Auth–OH River Brdgs AMT	5.00%		7/1/2044	BBB+		3,145	3,361,722
IN Fin Auth–Stadium	5.25%		2/1/2032	AA+		5,000	5,908,200
Los Angeles USD COP	5.00%		10/1/2025	A1		1,000	1,109,650
NJ Ed Facs–Higher Ed	4.00%		9/1/2029	BBB+		5,445	5,677,937
NJ EDA–Bldgs	5.00%		6/15/2036	BBB+		1,000	1,096,040
NJ EDA–Bldgs	5.00%		6/15/2047	BBB+		6,050	6,517,846
NJ EDA–Goethals Brdg AMT	5.625%		1/1/2052	BBB-		7,500	8,333,100
NJ EDA–Sch Facs	3.10% (MUNIPSA * 1 + 1.60%	)#	3/1/2028	BBB+		5,125	5,110,445
NJ EDA–Sch Facs	5.00%		3/1/2028	BBB+		3,845	4,141,103
NJ EDA–Sch Facs	5.00%		6/15/2042	A-	(d)	4,800	5,177,040
NJ EDA–Sch Facs	5.50%		6/15/2031	BBB+		1,350	1,546,520
NJ EDA–State House	5.00%		6/15/2043	BBB+		4,500	4,899,420
NJ Trans Trust Fund	5.00%		12/15/2035	BBB+		4,200	4,676,532
NJ Trans Trust Fund	Zero Coupon		12/15/2031	BBB+		1,780	1,105,238
NJ Trans Trust Fund	Zero Coupon		12/15/2037	BBB+		265	123,599
NJ Trans Trust Fund	5.00%		12/15/2023	BBB+		4,425	4,930,999
NJ Trans Trust Fund	5.00%		6/15/2030	A+		3,000	3,404,910
NJ Trans Trust Fund	5.00%		6/15/2031	A+		2,400	2,710,392
NJ Trans Trust Fund	5.00%		12/15/2036	BBB+		3,500	3,881,395
NJ Trans Trust Fund	5.00%		6/15/2042	BBB+		2,215	2,304,331
NJ Trans Trust Fund	5.25%		6/15/2043	BBB+		6,330	7,062,064
NYC TFA–Bldg Aid	5.00%		7/15/2030	AA		10,000	11,017,700
NYC TFA–Bldg Aid	5.00%		7/15/2031	AA		6,000	6,600,840
NYC TFA–Bldg Aid	5.00%		7/15/2035	AA		545	647,122
PA COPS	5.00%		7/1/2043	A2		125	141,539
Sacramento City Fing Auth (AMBAC)	5.25%		12/1/2023	Aa3		3,150	3,683,074
Total							154,647,101

Other Revenue 5.75%
Apache Co Poll Ctl–Tucson Elec	4.50%		3/1/2030	A-		8,400	8,837,640
Arlington Hi Ed Fin Corp–Arlington Classics	7.65%		8/15/2040	BBB-		5,905	6,377,577
Brooklyn Arena LDC–Barclays Ctr	5.00%		7/15/2030	BBB-		2,340	2,707,357
CA Infra & Econ Dev–Acad Motion Pict	5.00%		11/1/2041	Aa2		2,500	2,780,675
CA Infra & Econ Dev–Gladstone Inst	5.25%		10/1/2034	A-		8,100	8,746,704
CA Sch Fin Auth–Green Dot Charter†	5.00%		8/1/2048	BBB-		1,650	1,835,757
City of Miami Beach–Parking Revs (BAM)	5.00%		9/1/2040	AA		2,000	2,288,500
Cleveland Arpt	5.00%		1/1/2030	A		2,555	2,750,432

See Notes to Financial Statements.	59

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2019

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Other Revenue (continued)
Clifton Higher Ed–IDEA Pub Schs	5.00%		8/15/2042	BBB+		$275	$289,278
Clifton Higher Ed–IDEA Pub Schs	6.00%		8/15/2043	BBB+		1,000	1,119,660
Clifton Higher Ed–Intl Ldrshp Sch	6.125%		8/15/2048	NR		7,825	8,303,968
DC Rev–Friendship Pub Chtr Sch	5.00%		6/1/2032	BBB		500	529,790
DC Rev–Friendship Pub Chtr Sch	5.00%		6/1/2041	BBB		1,935	2,097,424
DC Rev–KIPP Chtr Sch	6.00%		7/1/2043	NR		1,000	1,179,490
DC Rev–KIPP Chtr Sch	6.00%		7/1/2048	NR		1,000	1,179,490
Denver Conv Ctr	5.00%		12/1/2034	Baa2		1,000	1,125,780
FL DFC–Renaissance Chtr Sch	7.625%		6/15/2041	BB	(d)	5,500	5,923,170
Grand River Hosp Dist (AGM)	5.25%		12/1/2034	AA		1,000	1,188,840
Grand River Hosp Dist (AGM)	5.25%		12/1/2035	AA		1,000	1,185,530
Grand River Hosp Dist (AGM)	5.25%		12/1/2037	AA		1,000	1,175,740
Houston Hi Ed–Cosmos Fndtn	5.00%		2/15/2032	BBB		100	105,101
Houston HI Ed–Cosmos Fndtn	5.00%		2/15/2042	BBB		725	753,529
Houston HI Ed–Cosmos Fndtn	6.875%		5/15/2041	BBB		125	138,296
IL Fin Auth–Noble Chrter Schs	6.125%		9/1/2039	BBB		6,000	6,642,480
IN Fin Auth–Drexel Foundation	7.00%		10/1/2039	B		1,250	1,259,737
Indianapolis Local Pub Impt Bd Bk	5.00%		2/1/2031	AA-		7,120	7,992,414
La Vernia Hi Ed–Life Schools of Dallas	7.25%		8/15/2031	NR		250	255,288
Long Beach Nat Gas–ML	3.248% (3 Mo. LIBOR * .67 + 1.45%	)#	11/15/2027	A2		9,000	8,955,450	(g)
Lower AL Gas Dist–Goldman Sachs	5.00%		9/1/2046	A3		6,500	8,078,070
Main St Nat Gas–Macquarie	5.00%		5/15/2037	A3		2,990	3,567,429
Main St Nat Gas–Macquarie	5.00%		5/15/2043	A3		2,100	2,345,196
Main St Nat Gas–Macquarie	5.00%		5/15/2049	A3		4,650	5,666,350
Met Boston Trans Pkg Corp	5.25%		7/1/2033	A+		11,000	11,782,210
MI Pub Ed–Bradford Admy	8.75%		9/1/2039	NR		2,250	1,759,297	(g)
Middlesex Co Impt Auth–Heldrich Ctr(e)	6.125%		1/1/2025	NR		1,250	13,125
Middlesex Co Impt Auth–Heldrich Ctr(e)	6.25%		1/1/2037	NR		1,700	17,850
NJ EDA–Team Academy	6.00%		10/1/2043	BBB		3,500	3,857,630
NYC Cultural–Whitney Museum	5.25%		7/1/2026	A+		500	531,325
San Antonio Hotel & Conv Ctr AMT (AMBAC)	5.00%		7/15/2039	A3		7,000	7,001,260
Selma IDB–Intl Paper	5.80%		5/1/2034	BBB		150	155,895
TX Muni Gas Acq & Supply–Macquarie	5.00%		12/15/2031	A3		3,995	4,325,826
Total							136,826,560

60	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2019

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Special Tax 2.89%
Allentown Neighborhood Impt	5.00%		5/1/2027	Baa3		$250	$265,610
Allentown Neighborhood Impt†	5.00%		5/1/2032	Ba3		1,845	2,039,555
Allentown Neighborhood Impt	5.00%		5/1/2035	Baa3		4,800	5,013,600
CT Spl Tax–Trans Infra	5.00%		8/1/2034	A+		3,600	4,011,876
CT Spl Tax–Trans Infra	5.00%		1/1/2037	A+		7,000	7,995,960
CT Spl Tax–Trans Infra	5.00%		1/1/2038	A+		4,500	5,124,015
Gramercy Farms CDD~	Zero Coupon		5/1/2039	NR		4,540	2,179,200
Gramercy Farms Cmnty Dev Dist(e)	5.25%		5/1/2039	NR		1,340	13
Houston Co Coop Dist–Country Crossing(e)	10.00%		5/1/2039	NR		5,000	550,000	(g)
Inland Valley Redev Agy	5.25%		9/1/2037	A-		4,875	5,527,860
Irvine CFD–Great Park	5.00%		9/1/2044	NR		500	539,735
NJ EDA–Kapkowski Rd Landfill	6.50%		4/1/2028	Ba2		2,325	2,708,021
NYC IDA–Yankee Stadium (NPFGC)(FGIC)	2.411% (CPI Based	)#	3/1/2024	Baa1		5,000	5,117,700
Orange Co CFD–Esencia	5.25%		8/15/2045	NR		500	549,250
PA COPS	4.00%		7/1/2046	A2		2,375	2,474,180
Rancho Cucamonga Redev Agy (AGM)	5.00%		9/1/2030	AA		1,500	1,730,010
Rancho Cucamonga Redev Agy (AGM)	5.00%		9/1/2031	AA		1,400	1,606,626
Riverside RDA–Housing~	Zero Coupon		10/1/2041	A		11,195	14,081,967
San Francisco Redev–Mission Bay South	7.00%		8/1/2033	BBB+		1,000	1,101,990
San Francisco Redev–Mission Bay South	7.00%		8/1/2041	BBB+		1,400	1,542,786
San Jose Spl Tax–Conv Ctr	5.50%		5/1/2024	A+		660	711,566
Sparks Tourism Impt Dist	6.50%		6/15/2020	Ba3		625	625,575
Sparks Tourism Impt Dist	6.75%		6/15/2028	Ba3		2,500	2,502,175
Stone Canyon CID(e)	5.70%		4/1/2022	NR		1,000	280,000
Stone Canyon CID(e)	5.75%		4/1/2027	NR		1,300	364,000
Total							68,643,270

Tax Revenue 5.18%
Casino Reinv Dev Auth	5.25%		11/1/2039	BBB+		3,300	3,557,400
Casino Reinv Dev Auth	5.25%		11/1/2044	BBB+		1,950	2,099,039
Chicago Brd Ed–CIT	5.00%		4/1/2042	A	(d)	1,800	1,952,928
Chicago Brd Ed–CIT	5.00%		4/1/2046	A	(d)	2,050	2,218,285
Cook Co Sales Tax	4.00%		11/15/2034	AA		3,750	4,031,775
Hudson Yards	5.75%		2/15/2047	Aa2		355	380,656
Las Vegas Convention Auth Ctr	5.00%		7/1/2043	Aa3		9,500	10,997,105
MA Sch Bldg Auth–Sales Tax	4.00%		2/15/2043	AA		1,000	1,063,030
MA Sch Bldg Auth–Sales Tax(b)	5.00%		2/1/2028	AA+		20,000	21,528,300

See Notes to Financial Statements.	61

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2019

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Tax Revenue (continued)
Met Pier & Expo Auth–McCormick Place	5.00%	6/15/2057	BBB	$3,565	$3,773,552
Met Pier & Expo Auth–McCormick Place	5.50%	6/15/2053	BBB	4,415	4,779,149
Met Pier & Expo Auth–McCormick Place (AGM)	Zero Coupon	6/15/2045	AA	3,145	1,063,230
Met Pier & Expo Auth–McCormick Place (AGM)	Zero Coupon	6/15/2046	AA	1,595	514,037
Met Pier & Expo Auth–McCormick Place (NPFGC)(FGIC)	Zero Coupon	12/15/2030	BBB	10,480	6,829,292
Met Pier & Expo Auth–McCormick Place (NPFGC)(FGIC)	Zero Coupon	12/15/2036	BBB	20,000	9,911,600
Met Pier & Expo Auth–McCormick Place (NPFGC)(FGIC)	Zero Coupon	12/15/2037	BBB	15,000	7,060,650
Met Pier & Expo Auth–McCormick Place TCRS (BAM)	5.00%	6/15/2053	AA	915	1,011,258
NY Conv Ctr Dev Corp	5.00%	11/15/2040	Aa3	2,750	3,130,435
NY UDC–PIT	5.00%	3/15/2033	AA+	750	833,385
NYC TFA–Future Tax	4.00%	5/1/2037	AAA	3,000	3,244,170
NYC TFA–Future Tax	4.00%	8/1/2042	Aa1	1,000	1,069,740
NYC TFA–Future Tax	4.00%	5/1/2044	AAA	1,000	1,073,490
NYC TFA–Future Tax	5.00%	2/1/2036	AAA	1,000	1,125,210
PR Corp Sales Tax	Zero Coupon	7/1/2024	NR	144	121,087
PR Corp Sales Tax	Zero Coupon	7/1/2027	NR	244	182,241
PR Corp Sales Tax	Zero Coupon	7/1/2029	NR	238	158,108
PR Corp Sales Tax	Zero Coupon	7/1/2031	NR	1,940	1,150,090
PR Corp Sales Tax	Zero Coupon	7/1/2033	NR	2,345	1,247,376
PR Corp Sales Tax	Zero Coupon	7/1/2046	NR	3,291	712,008
PR Corp Sales Tax	Zero Coupon	7/1/2051	NR	2,681	427,539
PR Corp Sales Tax	4.50%	7/1/2034	NR	253	256,423
PR Corp Sales Tax	4.55%	7/1/2040	NR	129	127,261
PR Corp Sales Tax	4.55%	7/1/2040	NR	1,303	1,153,168
PR Corp Sales Tax	4.75%	7/1/2053	NR	39	33,541
PR Corp Sales Tax	4.75%	7/1/2053	NR	940	893,630
PR Corp Sales Tax	5.00%	7/1/2058	NR	522	458,060
PR Corp Sales Tax	5.00%	7/1/2058	NR	4,178	4,138,518
Reno Cap Impt (AGM)	4.00%	6/1/2043	AA	4,725	4,924,773
Reno Cap Impt (AGM)	4.00%	6/1/2046	AA	4,150	4,312,389
San Jose Spl Tax–Conv Ctr	5.50%	5/1/2026	A+	275	295,147
San Jose Spl Tax–Conv Ctr	6.125%	5/1/2031	A+	4,190	4,564,376

62	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2019

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Tax Revenue (continued)
San Jose Spl Tax–Conv Ctr	6.50%	5/1/2036	A+	$530	$581,399
Sonoma Marin Area Rail	5.00%	3/1/2028	AA	510	560,980
Yorba Linda Redev Agy	6.00%	9/1/2026	NR	1,145	1,270,721
Yorba Linda Redev Agy	6.50%	9/1/2032	NR	2,250	2,523,105
Total					123,339,656

Tobacco 4.15%
Buckeye Tobacco	Zero Coupon	6/1/2047	NR	20,000	1,210,600
Buckeye Tobacco	Zero Coupon	6/1/2052	NR	1,000	25,250
Buckeye Tobacco	5.125%	6/1/2024	B-	10,040	9,584,184
Buckeye Tobacco	5.75%	6/1/2034	B-	3,835	3,708,215
Buckeye Tobacco	5.875%	6/1/2047	B-	5,000	4,888,500
Golden St Tobacco	5.00%	6/1/2029	BBB	2,500	2,898,825
Golden St Tobacco	5.00%	6/1/2030	A+	500	559,095
Golden St Tobacco	5.00%	6/1/2047	NR	5,000	4,989,900
Golden St Tobacco	5.00%	6/1/2047	NR	8,130	8,113,577
Golden St Tobacco	5.25%	6/1/2047	NR	4,375	4,421,637
MI Tob Settlement	5.125%	6/1/2022	B-	635	634,987
PA Tob Settlement	5.00%	6/1/2035	A1	1,245	1,442,345
PA Tob Settlement (AGM)	4.00%	6/1/2039	AA	15,000	15,767,700
Railsplitter Tobacco Settlement Auth	5.00%	6/1/2027	A	3,325	3,921,572
Railsplitter Tobacco Settlement Auth	6.00%	6/1/2028	NR	5,625	6,151,725
Suffolk Tobacco Asset Sec Corp	5.375%	6/1/2028	NR	5,895	5,895,295
Tobacco Settlement Auth IA	5.50%	6/1/2042	B+	205	205,016
Tobacco Settlement Auth WA	5.25%	6/1/2032	A-	2,000	2,115,520
Tobacco Settlement Fin Corp NJ	5.00%	6/1/2046	BBB	3,760	3,971,989
Tobacco Settlement Fin Corp NJ	5.25%	6/1/2046	BBB+	7,050	7,829,871
Tobacco Settlement Fin Corp VA	5.00%	6/1/2047	B-	3,855	3,816,797
TSASC	5.00%	6/1/2035	A-	1,390	1,571,645
TSASC	5.00%	6/1/2036	A-	620	698,176
TSASC	5.00%	6/1/2048	NR	4,200	4,209,786
Total					98,632,207

Transportation 20.39%
AL Port Auth (AGM)	5.00%	10/1/2036	AA	750	860,310
AL Port Auth AMT (AGM)	5.00%	10/1/2034	AA	2,000	2,295,080
AL Port Auth AMT (AGM)	5.00%	10/1/2035	AA	2,000	2,291,060
Atlanta Arpt	5.25%	1/1/2030	Aa3	635	674,783

See Notes to Financial Statements.	63

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2019

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Transportation (continued)
Atlanta Arpt–PFC	5.00%	1/1/2028	AA-		$2,000	$2,293,400
Atlanta Arpt–PFC	5.00%	1/1/2031	AA-		4,000	4,553,560
Bay Area Toll Auth	4.00%	4/1/2049	AA-		4,860	5,095,127
CA Muni Fin Auth–LINXS AMT	4.00%	12/31/2047	BBB+	(d)	10,250	10,603,112
CA Muni Fin Auth–LINXS AMT	5.00%	12/31/2038	BBB+	(d)	5,000	5,740,700
CA Muni Fin Auth–LINXS AMT (AGM)	4.00%	12/31/2047	A2		3,630	3,795,855
CA Muni Fin Auth–LINXS APM Proj AMT	5.00%	12/31/2047	BBB+	(d)	3,500	3,967,950
Canaveral FL Port Auth AMT	5.00%	6/1/2045	A2		4,075	4,584,008
Central TX Mobility Auth	5.00%	1/1/2045	A-		4,500	4,980,465
Central TX Mobility Auth	6.00%	1/1/2041	A-		10,000	10,744,100
Central TX Tpk	5.00%	8/15/2033	BBB+		5,750	6,377,382
Central TX Tpk	5.00%	8/15/2037	BBB+		1,000	1,099,190
Charlotte Arpt	5.00%	7/1/2033	AA-		575	613,928
Chicago Midway Arpt	4.00%	1/1/2034	A		1,000	1,057,180
Chicago O’Hare Arpt	4.00%	1/1/2044	A		8,500	8,859,295
Chicago O’Hare Arpt	5.00%	1/1/2035	A		1,040	1,062,838
Chicago O’Hare Arpt	5.00%	1/1/2048	A		1,000	1,157,020
Chicago O’Hare Arpt	5.625%	1/1/2035	A		280	298,239
Chicago O’Hare Arpt–TRIPS AMT	5.00%	7/1/2048	BBB		2,500	2,803,175
Chicago O’Hare Arpt AMT	5.00%	1/1/2053	A		10,000	11,369,800
Cleveland Arpt (AGM)	5.00%	1/1/2031	AA		900	1,024,047
CT Airport Auth–Ground Trans Proj (AMT)(a)	5.00%	7/1/2049	A-		2,300	2,643,114
CT Airport Auth–Ground Trans Proj AMT(a)	4.00%	7/1/2049	A-		1,600	1,655,472
Delaware River Port Auth	5.00%	1/1/2029	A+		470	529,840
Delaware River Port Auth	5.00%	1/1/2034	A+		8,000	8,914,320
Denver City & Co Arpt	4.00%	12/1/2043	A		5,000	5,332,700
DFW Arpt	5.00%	11/1/2030	A+		850	959,973
E470 Pub Hwy Auth (NPFGC)(FGIC)	Zero Coupon	9/1/2032	A		4,200	2,693,292
E470 Pub Hwy Auth (NPFGC)(FGIC)	Zero Coupon	9/1/2037	A		7,720	3,423,743
Eagle Co Arpt AMT	5.00%	5/1/2033	Baa2		2,430	2,764,660
Eagle Co Arpt AMT	5.00%	5/1/2037	Baa2		1,000	1,123,140
Eagle Co Arpt AMT	5.00%	5/1/2041	Baa2		2,000	2,225,200
FL Tpk Auth–Dept Trans	5.00%	7/1/2034	AA		500	534,305
Foothill / Eastern Corridor Toll Rd	Zero Coupon	1/15/2033	A-		5,000	3,082,750
Foothill / Eastern Corridor Toll Rd	5.75%	1/15/2046	A-		875	1,005,891
Foothill / Eastern Corridor Toll Rd	6.00%	1/15/2049	A-		9,000	10,525,770
Foothill / Eastern Corridor Toll Rd	6.00%	1/15/2053	A-		8,000	9,337,040

64	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2019

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Transportation (continued)
Greater Orlando Aviation AMT	4.00%	10/1/2052	A1		$7,500	$7,758,900
Hampton Roads Trans Commn	5.50%	7/1/2057	NR		7,500	9,033,825
Harris Co Toll Rd (The)	4.00%	8/15/2048	Aa2		500	529,165
HI Arpt	5.00%	7/1/2034	AA-		3,000	3,109,740
HI Arpt Sys AMT	5.00%	7/1/2048	AA-		11,905	13,673,845
HI Arpts AMT	5.00%	7/1/2041	AA-		5,000	5,586,200
Houston Arpt–Continental Airlines AMT	5.00%	7/15/2035	BB		4,000	4,370,280
Houston Arpt–Continental Airlines AMT	6.625%	7/15/2038	BB		2,500	2,691,000
Lee Co Arpt AMT	5.375%	10/1/2032	A		3,695	3,950,177
Los Angeles Dept Arpts–LAX	5.00%	5/15/2035	AA-		710	738,024
Los Angeles Dept Arpts–LAX AMT	5.00%	5/15/2041	AA		4,000	4,514,200
MA Port Auth AMT	4.00%	7/1/2046	AA		5,465	5,703,547
MA Port Auth AMT	5.00%	7/1/2040	AA		1,500	1,684,815
MA Port Auth AMT	5.00%	7/1/2045	AA		3,315	3,705,474
Met DC Arpt	5.00%	10/1/2035	AA-		255	265,899
Met DC Arpt AMT	5.00%	10/1/2027	AA-		3,250	3,727,392
Met DC Arpt AMT	5.00%	10/1/2028	AA-		2,000	2,242,720
Met DC Arpt AMT	5.00%	10/1/2035	AA-		4,525	5,222,619
Miami Dade Co–Rickenbacker Cswy	5.00%	10/1/2029	A-		500	566,240
Miami Dade Co–Rickenbacker Cswy	5.00%	10/1/2030	A-		550	620,675
Miami Dade Co–Rickenbacker Cswy	5.00%	10/1/2032	A-		1,160	1,298,249
Miami Dade Co Aviation–MIA AMT	5.00%	10/1/2028	A		4,435	5,061,754
Miami Dade Co Aviation–MIA AMT	5.00%	10/1/2029	A		2,500	2,840,825
Miami Dade Co Expwy Auth	5.00%	7/1/2027	A+		160	183,634
Miami Dade Co Expwy Auth	5.00%	7/1/2028	A+		515	590,242
Mid Bay Bridge Auth	7.25%	10/1/2034	AAA	(d)	5,900	6,708,182
Minneapolis / St Paul Met Arpts	5.00%	1/1/2027	A+		575	655,414
Minneapolis / St Paul Met Arpts	5.00%	1/1/2031	A+		2,000	2,252,560
MTA NY	4.00%	11/15/2046	A1		4,000	4,202,000
MTA NY	5.00%	11/15/2030	A1		5,095	5,591,253
NC Tpk Auth–Triangle Exprs	5.00%	1/1/2032	BBB		1,350	1,540,363
NC Tpk Auth–Triangle Exprs (AGM)	4.00%	1/1/2037	AA		14,255	15,181,290
NC Tpk Auth–Triangle Exprs (AGM)	4.00%	1/1/2038	AA		1,000	1,061,200
Niagara Frontier Trsp–Buffalo Intl Arpt AMT	5.00%	4/1/2025	A3		2,750	3,118,857
Niagara Frontier Trsp–Buffalo Intl Arpt AMT	5.00%	4/1/2026	A3		1,000	1,130,080
NJ Tpk Auth	4.00%	1/1/2043	NR		5,555	5,897,910
NJ Trans Trust Fund	6.00%	6/15/2035	BBB+		5,305	5,690,886

See Notes to Financial Statements.	65

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2019

Investments	Interest Rate#	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Transportation (continued)
North TX Twy Auth	5.00%	1/1/2031	A	$250	$280,460
North TX Twy Auth	5.00%	1/1/2040	A+	4,350	4,743,414
North TX Twy Auth	5.00%	1/1/2048	A	5,000	5,752,150
NY Trans Dev Corp–Delta AMT	4.00%	1/1/2036	Baa3	3,100	3,214,514
NY Trans Dev Corp–Delta AMT	5.00%	1/1/2033	Baa3	5,000	5,815,450
NY Trans Dev Corp–Delta AMT	5.00%	1/1/2034	Baa3	2,700	3,129,489
NY Trans Dev Corp–Delta AMT	5.00%	1/1/2036	Baa3	2,250	2,585,385
NY Trans Dev Corp–LaGuardia Airport AMT	5.00%	7/1/2046	Baa3	5,150	5,576,986
NY Trans Dev Corp–LaGuardia Airport AMT	5.25%	1/1/2050	Baa3	14,210	15,504,815
NY Twy Auth (AGM)	4.00%	1/1/2051	AA	2,725	2,837,542
OK St Turnpike Auth	4.00%	1/1/2048	AA-	5,750	6,055,612
PA Tpk Commn	4.00%	12/1/2038	A3	3,425	3,604,949
PA Tpk Commn	5.00%	6/1/2029	A3	9,000	10,396,710
PA Tpk Commn	5.00%	12/1/2039	A+	750	837,308
Philadelphia Airport AMT	5.00%	7/1/2042	A	4,440	5,041,487
Port Auth NY & NJ	4.00%	9/1/2043	AA-	2,000	2,160,720
Port Auth NY & NJ	5.25%	10/15/2055	AA-	3,675	4,228,933
Port Auth NY & NJ–JFK IAT CR (AGM)	6.00%	12/1/2042	AA	1,875	2,004,825
Port Oakland AMT	5.00%	5/1/2028	A+	2,350	2,492,668
Port of Portland–Portland Intl Arpt AMT	5.00%	7/1/2039	AA-	2,000	2,207,240
PR Hwy & Trans Auth(e)	4.00%	7/1/2017	NR	240	76,200
PR Hwy & Trans Auth (AG)(AGM)	5.50%	7/1/2025	AA	2,000	2,230,340
PR Hwy & Trans Auth (AGM)	5.25%	7/1/2032	AA	2,000	2,250,440
Regional Trans Dist COP	5.375%	6/1/2031	AA-	5,685	5,910,410
Sacramento Co Arpt	5.00%	7/1/2041	A	8,000	9,198,480
San Antonio Arpt (AGM)	5.00%	7/1/2026	AA	495	515,231
San Antonio Arpt AMT	5.00%	7/1/2045	A+	8,435	9,454,623
San Diego Arpt	5.00%	7/1/2040	A	945	981,950
San Francisco Arpt AMT	4.00%	5/1/2049	A+	1,500	1,590,945
San Francisco Arpt AMT	5.00%	5/1/2025	A+	5,000	5,339,750
San Francisco Arpt AMT	5.25%	5/1/2033	A+	7,000	7,835,310
San Joaquin Hills Trsp Corridor	5.00%	1/15/2050	A-	11,250	12,322,462
San Jose Arpt	5.00%	3/1/2047	A	750	867,728
San Jose Arpt AMT	5.00%	3/1/2047	A	2,800	3,192,532
San Jose Arpt AMT	6.25%	3/1/2034	A	5,000	5,391,050
South Carolina Ports AMT	5.25%	7/1/2055	A+	5,115	5,670,182
St Louis Arpt–Lambert Intl Arpt	6.25%	7/1/2029	A2	3,020	3,053,703

66	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2019

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Transportation (continued)
TX Trans Comm–Hwy 249	Zero Coupon	8/1/2040	Baa3	$2,150	$839,898
TX Trans Comm–Hwy 249	Zero Coupon	8/1/2042	Baa3	2,500	871,975
TX Trans Comm–Hwy 249	Zero Coupon	8/1/2046	Baa3	1,000	281,680
TX Trans Comm–Hwy 249	5.00%	8/1/2057	Baa3	2,625	2,938,425
VA Small Bus Fing–95 Express Lanes AMT	5.00%	7/1/2034	BBB	1,525	1,618,711
VA Small Bus Fing–Elizabeth River AMT	5.25%	1/1/2032	BBB	6,100	6,533,100
VA Small Bus Fing–Elizabeth River AMT	6.00%	1/1/2037	BBB	1,230	1,350,897
Wayne Co Arpt AMT	5.00%	12/1/2039	A	1,700	1,895,347
Wayne Co Arpt AMT	5.00%	12/1/2042	A2	1,200	1,356,120
WV Parkways Auth	4.00%	6/1/2047	AA-	5,235	5,556,534
Total					485,246,930

Utilities 11.79%
Adelanto Util Sys (AGM)	5.00%	7/1/2039	AA	1,500	1,755,975
Baltimore Wastewater	5.00%	7/1/2039	AA-	4,750	5,373,865
Baltimore Water	5.00%	7/1/2032	A+	2,435	2,786,395
Baltimore Water	5.00%	7/1/2046	A+	10,000	11,434,800
CA Poll Ctl–Poseidon Res†	5.00%	11/21/2045	Baa3	2,750	3,164,040
Casitas Muni Water Dist (BAM)	5.25%	9/1/2047	AA	500	595,630
Central Plains–Goldman Sachs	5.00%	9/1/2032	A3	5,525	5,968,547
Central Plains–Goldman Sachs	5.00%	9/1/2042	BBB+	11,040	13,496,179
Central Plains–Goldman Sachs	5.25%	9/1/2037	A3	9,025	9,844,470
Chicago Wastewater	5.00%	1/1/2047	A	1,325	1,440,580
Chicago Water	5.00%	11/1/2029	A	4,560	5,335,428
Chicago Water	5.00%	11/1/2036	A	1,775	2,001,863
Chicago Water	5.00%	11/1/2039	A	3,455	3,792,346
Chicago Water (AGM)	5.00%	11/1/2036	AA	3,000	3,417,120
Chicago Water (AGM)	5.00%	11/1/2037	AA	2,500	2,830,300
Chula Vista IDR–San Diego G & E Rmkt	5.875%	1/1/2034	A	2,125	2,140,916
CO Public Auth–ML	6.50%	11/15/2038	A2	4,270	6,227,240
Compton Water	6.00%	8/1/2039	NR	5,500	5,554,340
DE EDA–NRG Energy	5.375%	10/1/2045	Baa3	9,000	9,348,210
Detroit Sewer	5.00%	7/1/2034	A	1,980	2,233,084
El Dorado Irrigation Dist (AGM)	5.00%	3/1/2034	AA	4,000	4,552,240
Gainesville Utility	5.25%	10/1/2034	AA-	150	157,758
HI Dept Budget–Hawaiian Electric AMT	3.10%	5/1/2026	Baa2	6,235	6,330,208
Jefferson Co Sewer	Zero Coupon	10/1/2039	BBB	350	322,315
Jefferson Co Sewer	6.50%	10/1/2053	BBB	2,000	2,367,080

See Notes to Financial Statements.	67

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2019

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Utilities (continued)
Jefferson Co Sewer (AGM)	Zero Coupon		10/1/2026	AA		$1,000	$779,370
Jefferson Co Sewer (AGM)	Zero Coupon		10/1/2027	AA		4,875	3,561,967
Jefferson Co Sewer (AGM)	5.50%		10/1/2053	AA		3,555	3,968,340
KY Muni Pwr Auth (NPFGC)(FGIC)	5.00%		9/1/2035	A-		5,000	5,639,100
KY Muni Pwr Auth (NPFGC)(FGIC)	5.00%		9/1/2036	A-		5,000	5,624,950
Lansing Brd Wtr & Light	5.00%		7/1/2030	AA-		4,735	5,062,046
Long Beach Nat Gas–ML	5.50%		11/15/2037	A2		7,220	9,468,019
Louisville/Jeff Co Met Swr Dist	5.00%		5/15/2028	AA		9,710	10,489,616
Lower Colo Riv Auth–Transmn Contract	5.00%		5/15/2040	A		2,970	3,340,329
New Orleans Water	5.00%		12/1/2034	A-		1,000	1,109,170
Norfolk Water	5.25%		11/1/2028	AA+		1,000	1,218,240
North Sumter Co Util Dep Dist	5.375%		10/1/2030	A		5,240	5,516,672
NY Env Facs–Clean Wtr & Drinking	5.125%		6/15/2038	AAA		520	523,635
NYC Muni Water	5.00%		6/15/2036	AA+		500	569,550
Omaha Pub Pwr Dist	5.25%		2/1/2042	A+		4,000	4,576,160
Paducah Electric (AGM)	5.00%		10/1/2033	AA		1,000	1,149,820
Paducah Electric (AGM)	5.00%		10/1/2034	AA		1,000	1,144,330
Paducah Electric (AGM)	5.00%		10/1/2035	AA		1,000	1,128,130
Philadelphia Gas Works	5.00%		8/1/2029	A		2,000	2,305,380
Philadelphia Gas Works	5.00%		8/1/2030	A		1,500	1,722,045
Philadelphia Water & Wastewater	5.00%		7/1/2030	A+		3,355	3,889,284
Philadelphia Water & Wastewater	5.25%		10/1/2052	A+		6,610	7,720,282
Pima CO IDA–Tucson Elec	4.00%		9/1/2029	A-		5,040	5,274,058
PR Aqueduct & Swr Auth	5.25%		7/1/2042	Ca		3,240	3,191,400
PR Aqueduct & Swr Auth	5.75%		7/1/2037	Ca		3,000	3,000,000
PR Elec Pwr Auth(e)	2.57% (3 Mo. LIBOR * .67 + .70%	)#	7/1/2031	Ca		4,000	2,655,000
PR Elec Pwr Auth(e)	5.00%		7/1/2028	Ca		270	190,688
PR Elec Pwr Auth(e)	5.25%		7/1/2028	Ca		880	624,800
PR Elec Pwr Auth (AGC)	4.25%		7/1/2027	AA		280	280,314
Salt Verde Fin Corp–Citi	5.00%		12/1/2032	A3		3,465	4,275,082
Salt Verde Fin Corp–Citi	5.00%		12/1/2037	A3		14,045	17,580,548
Salt Verde Fin Corp–Citi	5.25%		12/1/2027	A3		3,685	4,454,096
Southern CA Pub Pwr Auth–Goldman Sachs	3.303% (3 Mo. LIBOR * .67 + 1.47%	)#	11/1/2038	A3		3,090	2,862,669
Southern CA Pub Pwr Auth–Goldman Sachs	5.00%		11/1/2033	A3		1,180	1,429,452
TEAC–Goldman Sachs	5.625%		9/1/2026	BBB	(d)	3,000	3,536,550

68	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2019

Investments		Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Utilities (continued)
Texas Water Dev Brd		4.00%	10/15/2037	AAA	$7,760	$8,512,099
Trimble Env Facs–Louisville Gas & Elec		3.75%	6/1/2033	A1	12,500	13,020,500
TX Muni Gas Acq & Supply–Macquarie		5.00%	12/15/2025	A3	950	1,043,964
TX Muni Gas Acq & Supply–Macquarie		5.00%	12/15/2028	A3	4,445	4,857,096
TX Muni Gas Acq & Supply–Macquarie		5.00%	12/15/2029	A3	9,965	10,854,376
Total						280,620,056
Total Municipal Bonds (cost $2,271,318,142)						2,380,745,500

	Interest Rate#	Interest Rate Reset Date(f)	Final Maturity Date

SHORT-TERM INVESTMENTS 0.68%

Variable Rate Demand Notes 0.68%

Corporate-Backed 0.01%
Columbia IDB–Alabama Pwr	1.56%	4/1/2019	12/1/2037	A1	100	100,000

Money Market Securities 0.27%
NYC TFA	1.55%	4/1/2019	11/1/2022	AAA	6,385	6,385,000

Tax Revenue 0.40%
NYC TFA–Future Tax	1.59%	4/1/2019	11/1/2022	AAA	9,530	9,530,000
Total Short-Term Investments (cost $16,015,000)						16,015,000
Total Investments in Securities 100.74% (cost $2,287,333,142)						2,396,760,500
Liabilities in Excess of Cash and Other Assets(k) (0.74%)						(17,513,072)
Net Assets 100.00%						$2,379,247,428

Open Futures Contracts at March 31, 2019:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. Long Bond	June 2019	166	Short	$(24,259,046)	$(24,842,938)	$(583,892)

Note: See Footnotes to Schedule of Investments on page 127 of this report.

See Notes to Financial Statements.	69

Schedule of Investments (unaudited)(concluded)

NATIONAL TAX FREE FUND March 31, 2019

The following is a summary of the inputs used as of March 31, 2019 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Municipal Bonds
Corporate-Backed	$–	$110,751,050	$2,842,000	$113,593,050
Lease Obligations	–	154,399,581	247,520	154,647,101
Other Revenue	–	126,111,813	10,714,747	136,826,560
Special Tax	–	68,093,270	550,000	68,643,270
Remaining Industries	–	1,907,035,519	–	1,907,035,519
Short-Term Investments
Variable Rate Demand Notes	–	16,015,000	–	16,015,000
Total	$–	$2,382,406,233	$14,354,267	$2,396,760,500
Liabilities
Trust Certificates(4)	$–	$(26,250,000)	$–	$(26,250,000)
Total	$–	$(26,250,000)	$–	$(26,250,000)
Other Financial Instruments
Futures Contracts
Assets	$–	$–	$–	$–
Liabilities	(583,892)	–	–	(583,892)
Total	$(583,892)	$–	$–	$(583,892)

(1)	Refer to Note 2(i) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. Each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.
(3)	There were no Level 1/Level 2 transfers during the period ended March 31, 2019.
(4)	Refer to Note 2(h) for a description of Municipal Bonds held in the Trust.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Municipal Bonds
Balance as of October 1, 2018	$4,929,227
Accrued Discounts (Premiums)	29,139
Realized Gain (Loss)	–
Change in Unrealized Appreciation (Depreciation)	(129,287)
Purchases	–
Sales	–
Transfers into Level 3	10,814,895
Transfers out of Level 3	(1,289,707)
Balance as of March 31, 2019	$14,354,267
Change in unrealized appreciation/depreciation for the period ended March 31, 2019, related to Level 3 investments held at March 31, 2019	$(129,287)

70	See Notes to Financial Statements.

Schedule of Investments (unaudited)

HIGH YIELD MUNICIPAL BOND FUND March 31, 2019

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
MUNICIPAL BONDS 98.80%

Corporate-Backed 9.64%
Allegheny Co IDA–US Steel	6.875%		5/1/2030	B	$6,050	$6,101,364
Arista Met District	5.125%		12/1/2048	NR	3,500	3,605,945
Beauregard Parish–Office Max	6.80%		2/1/2027	B1	5,000	5,024,750
Build NYC Res Corp–Pratt Paper AMT†	5.00%		1/1/2035	NR	1,450	1,564,695
CA Poll Ctl–Poseidon Res AMT†	5.00%		11/21/2045	Baa3	9,000	9,498,330
Cleveland Arpt–Continental Airlines AMT	5.375%		9/15/2027	BB	15,240	15,275,966
Downtown Doral CDD†	4.75%		12/15/2038	NR	625	640,369
Downtown Doral CDD†	5.00%		12/15/2048	NR	1,500	1,536,345
Fort Bend IDC–NRG Energy	4.75%		11/1/2042	Baa3	3,555	3,651,376
IA Fin Auth–Iowa Fertilizer Co	5.25%		12/1/2025	B+	24,910	26,869,670
IA Fin Auth–Iowa Fertilizer Co	5.50%		12/1/2022	B+	30	30,034
IL Fin Auth–Leafs Hockey Club(e)	5.875%		3/1/2027	NR	1,500	333,750
IL Fin Auth–Leafs Hockey Club(e)	6.00%		3/1/2037	NR	1,450	322,625
MD EDC–Chesapeake Bay Hyatt(e)	5.00%		12/1/2016	NR	3,430	2,332,400
Mission Econ Dev Corp–Natgasoline AMT†	4.625%		10/1/2031	BB-	10,000	10,401,400
NH National Fin Auth–Covanta AMT†	4.875%		11/1/2042	B1	12,000	12,245,760
Niagara Area Dev Corp–Covanta AMT†	4.75%		11/1/2042	B1	10,500	10,738,245
NJ EDA–Continental Airlines AMT	5.125%		9/15/2023	BB	5,125	5,538,229
NJ EDA–Continental Airlines AMT	5.25%		9/15/2029	BB	9,460	10,334,482
NJ EDA–Continental Airlines AMT	5.50%		4/1/2028	BB	5,965	5,977,765
NJ EDA–Continental Airlines AMT	5.50%		6/1/2033	BB	1,885	2,089,523
NJ EDA–Continental Airlines AMT	5.625%		11/15/2030	BB	2,600	2,962,726
NY Liberty Dev Corp–3 WTC†	5.00%		11/15/2044	NR	35,725	38,116,431
NYC IDA–TRIPS AMT	5.00%		7/1/2028	BBB	6,135	6,596,413
OH Air Quality–Pratt Paper AMT†	4.25%		1/15/2038	NR	1,250	1,291,625
OH Air Quality–Pratt Paper AMT†	4.50%		1/15/2048	NR	10,500	10,956,330
PA Econ Dev–Natl Gypsum AMT	5.50%		11/1/2044	NR	1,000	1,051,340
PA Econ Dev–US Airways	8.00%		5/1/2029	BB-	2,460	2,607,305
Port Seattle IDC–Delta Airlines AMT	5.00%		4/1/2030	BBB-	1,000	1,082,640
Rumford Solid Waste–Office Max AMT	6.875%		10/1/2026	B1	1,500	1,507,425
VA Small Bus Fing–Covanta AMT†	5.00%	#(c)	1/1/2048	B	3,150	3,260,534
Valparaiso Facs–Pratt Paper AMT	5.875%		1/1/2024	NR	1,015	1,110,461
Valparaiso Facs–Pratt Paper AMT	7.00%		1/1/2044	NR	4,000	4,651,960
West Pace Coop Dist(e)	9.125%		5/1/2039	NR	13,770	7,986,600	(g)
WI PFA–Natl Gypsum AMT	5.25%		4/1/2030	NR	2,500	2,725,250
WI PFA–TRIPS AMT	5.00%		7/1/2042	BBB	6,000	6,356,280

See Notes to Financial Statements.	71

Schedule of Investments (unaudited)(continued)

HIGH YIELD MUNICIPAL BOND FUND March 31, 2019

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Corporate-Backed (continued)
WI Pub Fin Auth–Celanese AMT	4.30%	11/1/2030	BBB-	$3,125	$3,242,750
WI Pub Fin Auth–Celanese AMT	5.00%	12/1/2025	BBB-	1,950	2,209,077
Total					231,828,170

Education 5.10%
AZ IDA–Academy of Math & Science Proj†	5.625%	7/1/2048	BB	2,235	2,316,354
AZ IDA–Academy of Math & Science Proj†	5.75%	7/1/2053	BB	3,000	3,113,520
AZ IDA–American Charter Sch†	5.00%	7/1/2022	BB+	1,880	1,939,521
CA Muni Fin–Julian Chtr Sch†	5.625%	3/1/2045	B+	11,500	11,400,180
Clifton Higher Ed–Intl Ldrshp Sch	5.75%	8/15/2045	NR	4,500	4,691,835
Columbus-Franklin Co Fin–Ohio Dominican U	6.50%	3/1/2048	NR	2,000	2,087,760	(g)
Columbus-Franklin Co Fin–Ohio Dominican U	6.50%	3/1/2053	NR	3,000	3,110,580
Dutchess Co LDC–Anderson Ctr	6.00%	10/1/2030	BB+	1,420	1,450,715
FL HI Ed–Jacksonville Univ†	5.00%	6/1/2048	NR	3,200	3,407,936
FL HI Ed–Jacksonville Univ†	5.00%	6/1/2053	NR	3,250	3,430,700
Frederick Co Ed Fac–Mount St Mary’s Univ†	5.00%	9/1/2045	BB+	9,645	10,221,867
Glenville Clg	5.00%	6/1/2037	NR	1,500	1,527,075
Glenville Clg	5.25%	6/1/2047	NR	4,050	4,138,695
Hlth & Ed Facs of Nashville Co-Lipscomb U(a)	5.25%	10/1/2058	BBB	3,000	3,449,250
IL Fin Auth–IL Inst of Tech	5.00%	4/1/2021	Baa3	4,325	4,328,460
IL Fin Auth–IL Inst of Tech	5.00%	4/1/2023	Baa3	4,000	4,002,400
IL Fin Auth–IL Inst of Tech	5.00%	4/1/2025	Baa3	2,500	2,501,100
IL Fin Auth–IL Inst of Tech	5.00%	4/1/2031	Baa3	4,450	4,450,712
Marietta Dev Auth–Life Univ†	5.00%	11/1/2037	Ba3	5,250	5,695,462
Marietta Dev Auth–Life Univ†	5.00%	11/1/2047	Ba3	5,500	5,867,125
NV Dept of Bus & Ind–Somerset†	5.00%	12/15/2048	BB	1,500	1,562,265
NY Dorm–Yeshiva Univ	5.00%	11/1/2031	B3	1,475	1,542,835
Phoenix IDA–Basis Schs†	5.00%	7/1/2045	BB	2,500	2,586,500
Phoenix IDA–Basis Schs†	5.00%	7/1/2047	BB	1,325	1,381,260
Phoenix IDA–Basis Schs†	5.00%	7/1/2051	BB	2,580	2,671,487
Phoenix IDA–Legacy Tradtl Schs†	5.00%	7/1/2035	Ba1	2,060	2,134,696
Pima IDA–American Leadership Acad†	5.00%	6/15/2047	NR	4,150	4,218,392
Pima IDA–American Leadership Acad†	5.00%	6/15/2052	NR	4,565	4,633,429
Tuscarawas Co Eco Dev–Ashland Univ	6.00%	3/1/2045	NR	5,000	5,101,750
Univ of Illinois (AGM)	4.00%	4/1/2037	AA	5,745	6,124,572
WI PFA–MN Clg of Osteopatic Med†(a)	5.50%	12/1/2048	NR	2,000	2,071,080
WI PFA–Wingate Univ	5.25%	10/1/2043	BBB	2,000	2,230,520
WI PFA–Wingate Univ	5.25%	10/1/2048	BBB	3,000	3,334,080
Total					122,724,113

72	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD MUNICIPAL BOND FUND March 31, 2019

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Financial Services 0.22%
MA Ed Fin Auth AMT	4.125%	7/1/2046	BBB	$5,000	$5,201,950

General Obligation 11.16%
American Samoa GO†	7.125%	9/1/2038	Ba3	4,520	4,694,427
Arkansas City Bldg–So Cent Reg Med	6.75%	9/1/2038	B2	6,360	6,428,815
Bellwood GO	5.875%	12/1/2027	A	3,000	3,376,980
Bellwood GO	6.15%	12/1/2032	A	2,770	3,138,050
Chicago Brd Ed	5.00%	12/1/2029	B+	5,000	5,516,350
Chicago Brd Ed	5.00%	12/1/2030	B+	5,170	5,663,787
Chicago Brd Ed	5.00%	12/1/2031	B+	2,500	2,725,025
Chicago Brd Ed	5.00%	12/1/2031	B+	3,200	3,242,080
Chicago Brd Ed	5.00%	12/1/2032	B+	2,000	2,171,880
Chicago Brd Ed	5.00%	12/1/2033	B+	1,500	1,622,910
Chicago Brd Ed	5.00%	12/1/2034	B+	700	754,768
Chicago Brd Ed	5.00%	12/1/2035	B+	750	805,823
Chicago Brd Ed	5.00%	12/1/2042	B+	10,635	10,919,380
Chicago Brd Ed	5.00%	12/1/2046	B+	6,000	6,298,200
Chicago Brd Ed	5.25%	12/1/2035	B+	6,950	7,385,834
Chicago Brd Ed	5.25%	12/1/2039	B+	7,540	7,944,973
Chicago Brd Ed	5.25%	12/1/2041	B+	16,235	16,668,150
Chicago Brd Ed	5.50%	12/1/2039	B+	5,725	5,921,425
Chicago Brd Ed	6.50%	12/1/2046	B+	4,900	5,629,169
Chicago Brd Ed†	6.75%	12/1/2030	B+	1,000	1,232,600
Chicago Brd Ed	7.00%	12/1/2044	B+	2,180	2,552,148
Chicago Brd Ed†	7.00%	12/1/2046	B+	6,560	7,941,995
Chicago GO	5.00%	1/1/2034	BBB+	760	761,474
Chicago GO	5.00%	1/1/2038	BBB+	3,800	4,032,598
Chicago GO	5.25%	1/1/2028	BBB+	2,630	2,847,291
Chicago GO	5.25%	1/1/2032	BBB+	3,000	3,203,820
Chicago GO	5.50%	1/1/2033	BBB+	3,305	3,632,988
Chicago GO	5.50%	1/1/2037	BBB+	1,000	1,088,970
Chicago GO	5.50%	1/1/2042	BBB+	250	269,930
Chicago GO(a)	5.50%	1/1/2049	BBB+	10,625	11,741,156
Chicago GO	6.00%	1/1/2038	BBB+	17,835	20,371,672
Chicago O’Hare Arpt AMT	5.00%	1/1/2052	A	5,000	5,568,950
CIC Met Dist 14	5.875%	12/1/2046	NR	6,500	7,021,625
Eaton Area Pk & Rec Dist	5.25%	12/1/2034	NR	1,250	1,313,563
Eaton Area Pk & Rec Dist	5.50%	12/1/2030	NR	710	758,649

See Notes to Financial Statements.	73

Schedule of Investments (unaudited)(continued)

HIGH YIELD MUNICIPAL BOND FUND March 31, 2019

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
General Obligation (continued)
Essex Co Impt Auth–Covanta AMT†	5.25%		7/1/2045	BB-		$5,000	$5,035,550
IL State GO	3.50%		6/1/2029	BBB-		3,880	3,719,019
IL State GO	4.00%		1/1/2026	BBB-		2,790	2,822,113
IL State GO	4.00%		6/1/2037	BBB-		7,000	6,755,840
IL State GO	4.50%		11/1/2039	BBB-		1,100	1,112,529
IL State GO	5.00%		5/1/2039	BBB-		5,000	5,182,700
IL State GO	6.00%		5/1/2026	BBB-		10,000	11,642,900
ME Fin Auth–Casella Waste AMT†	4.375%	#(c)	8/1/2035	B		1,250	1,278,738
New Haven GO	5.50%		8/1/2033	BBB+		1,000	1,174,970
New Haven GO	5.50%		8/1/2035	BBB+		660	770,246
New Haven GO	5.50%		8/1/2037	BBB+		1,280	1,482,829
NJ Trans Trust Fund	Zero Coupon		12/15/2029	BBB+		7,665	5,225,307
PR Comwlth GO(e)	4.00%		7/1/2020	Ca		1,175	622,750
PR Comwlth GO(e)	5.00%		7/1/2020	Ca		11,695	6,198,350
PR Comwlth GO(e)	5.00%		7/1/2023	Ca		2,710	1,754,725
PR Comwlth GO(e)	5.50%		7/1/2026	Ca		5,000	2,650,000
PR Comwlth GO(e)	5.625%		7/1/2032	Ca		4,775	2,733,687
PR Comwlth GO TCRS (AMBAC)	4.50%		7/1/2023	Ca		2,235	2,236,296
Scranton GO†	5.00%		9/1/2028	BB+		500	564,180
Scranton GO†	5.00%		9/1/2029	BB+		1,000	1,121,300
Scranton GO	5.00%		11/15/2032	BB+		5,830	6,241,656
WI PFA–American Dream†	7.00%		12/1/2050	NR		19,600	22,898,092
Total							268,471,232

Health Care 28.55%
AL PFA–AL Proton Therapy†	6.85%		10/1/2047	NR		6,500	6,950,450
Alachua Co Hlth–East Ridge Ret Vlg	6.25%		11/15/2044	B-	(d)	2,750	2,402,923
Alachua Co Hlth–East Ridge Ret Vlg	6.375%		11/15/2049	B-	(d)	1,000	876,350
Antelope Valley Hlth	5.00%		3/1/2041	Ba3		4,000	4,131,840
Antelope Valley Hlth	5.00%		3/1/2046	Ba3		3,300	3,402,531
Antelope Valley Hlth	5.25%		3/1/2036	Ba3		1,000	1,069,630
Atlanta Dev Auth–Georgia Proton Ctr	6.75%		1/1/2035	NR		1,500	1,518,630
Atlanta Dev Auth–Georgia Proton Ctr	7.00%		1/1/2040	NR		13,000	13,212,030
Blaine Sr Hsg & Hlthcare–Crest View	6.125%		7/1/2050	NR		5,000	5,000,700
Botetourt Co RCF–Glebe	6.00%		7/1/2044	NR		6,485	7,010,090
CA Stwde–Daughters of Charity	5.50%		7/1/2039	CC		5,350	5,258,675
CA Stwde–Daughters of Charity	5.75%		7/1/2024	CC		1,310	1,277,158
CA Stwde–Daughters of Charity	5.75%		7/1/2035	CC		2,620	2,570,692

74	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD MUNICIPAL BOND FUND March 31, 2019

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)
CA Stwde–Eskaton Pptys	5.25%	11/15/2034	BBB		$1,640	$1,756,670
CA Stwde–Loma Linda Univ Med Ctr†	5.00%	12/1/2041	BB-		3,425	3,718,728
CA Stwde–Loma Linda Univ Med Ctr†	5.25%	12/1/2056	BB-		21,000	22,975,260
CA Stwde–Loma Linda Univ Med Ctr	5.50%	12/1/2054	BB-		11,120	12,163,723
CA Stwde–Loma Linda Univ Med Ctr†	5.50%	12/1/2058	BB-		11,750	13,310,635
CA Stwde–So Cal Presbyterian†	7.00%	11/15/2029	BBB+	(d)	1,000	1,029,060
CA Stwde–So Cal Presbyterian†	7.25%	11/15/2041	BBB+	(d)	2,500	2,577,675
CA Stwde–Terraces San Joaquin	5.625%	10/1/2032	NR		1,000	1,061,930
CA Stwde–Terraces San Joaquin	6.00%	10/1/2042	NR		2,570	2,751,802
CA Stwde–Terraces San Joaquin	6.00%	10/1/2047	NR		1,000	1,068,710
Chester Co Hlth & Ed–Immaculata Univ	5.00%	11/1/2037	BB	(d)	4,000	4,199,000
Chester Co Hlth & Ed–Immaculata Univ	5.00%	11/1/2046	BB	(d)	4,000	4,132,280
Cnty of Lucas OH–ProMedica Hlth	5.25%	11/15/2048	Baa1		6,650	7,431,242
CO Hlth Facs–American Baptist	7.75%	8/1/2029	NR		5,770	5,886,265
CO Hlth Facs–American Baptist	7.75%	8/1/2039	NR		5,045	5,146,657
CO Hlth Facs–Christian Living Cmnty	5.25%	1/1/2037	NR		1,000	1,038,750
CO Hlth Facs–Fraiser Meadows	5.25%	5/15/2037	BB+	(d)	750	834,195
CO Hlth Facs–Fraiser Meadows	5.25%	5/15/2047	BB+	(d)	2,250	2,462,828
CT Hlth & Ed–Church Home†	5.00%	9/1/2046	BB	(d)	1,000	1,041,420
CT Hlth & Ed–Church Home†	5.00%	9/1/2053	BB	(d)	1,500	1,555,395
Cumberland Co Mun Auth–Asbury	5.25%	1/1/2041	NR		2,000	2,046,000
Cumberland Co Mun Auth–Asbury	5.40%	1/1/2022	NR		335	343,117
Cumberland Co Mun Auth–Asbury	6.00%	1/1/2040	NR		2,000	2,043,900
Cuyahoga Co Hsp–Metrohealth	5.50%	2/15/2052	NR		8,075	9,039,397
Cuyahoga Co Hsp–Metrohealth	5.50%	2/15/2057	NR		4,900	5,463,696
Decatur Hsp–Wise Hlth	5.25%	9/1/2044	BBB-		5,720	6,171,251
Denver Hlth & Hsp Auth	5.25%	12/1/2045	BBB		3,700	4,024,638
Duluth Econ Dev Auth- Essentia Health	5.25%	2/15/2058	A-		13,000	14,747,590
Fairfax Co EDA–Vinson Hall	5.00%	12/1/2032	BBB+	(d)	1,000	1,088,670
Fairfax Co EDA–Vinson Hall	5.00%	12/1/2042	BBB+	(d)	2,800	3,001,572
Flint Hsp Bldg Auth–Hurley Med Ctr	7.00%	7/1/2030	Ba1		4,225	4,440,095
Flint Hsp Bldg Auth–Hurley Med Ctr	7.375%	7/1/2035	Ba1		2,670	2,814,767
Flint Hsp Bldg Auth–Hurley Med Ctr	7.50%	7/1/2039	Ba1		800	842,080
Floyd Co Dev Auth–Spires Berry College	6.25%	12/1/2048	NR		2,500	2,535,375
Floyd Co Dev Auth–Spires Berry College	6.50%	12/1/2053	NR		3,500	3,574,200
Franklin Hlth–Proton Therapy†	7.50%	6/1/2047	NR		10,000	10,895,100
Fulton Co Med Ctr	5.00%	7/1/2046	NR		4,000	4,110,600

See Notes to Financial Statements.	75

Schedule of Investments (unaudited)(continued)

HIGH YIELD MUNICIPAL BOND FUND March 31, 2019

				Credit
				Rating:		Principal
	Interest		Maturity	S&P or		Amount	Fair
Investments	Rate		Date	Moody’s		(000)	Value
Health Care (continued)
Fulton Co Med Ctr	5.00%		7/1/2051	NR		$5,000	$5,124,450
Gainesville & Hall Co Hsp–NE GA Hlth GTD	5.50%		8/15/2054	AA-		3,600	4,164,048
Gaithersburg Eco Dev–Asbury	6.00%		1/1/2023	BBB	(d)	4,385	4,511,332
Glendale IDA–Beatitudes	5.00%		11/15/2036	NR		1,500	1,574,895
Glendale IDA–Beatitudes	5.00%		11/15/2040	NR		4,000	4,155,880
Glendale IDA–Beatitudes	5.00%		11/15/2053	NR		6,370	6,546,003
Guadalupe CO–Seguin City Hospital	5.00%		12/1/2040	BB		4,880	5,100,576
Guadalupe Co–Seguin City Hospital	5.00%		12/1/2045	BB		910	948,739
Hanover Co EDA–Covenant Woods	5.00%		7/1/2042	NR		2,000	2,058,380
Hanover Co EDA–Covenant Woods	5.00%		7/1/2047	NR		1,985	2,039,290
Hanover Co EDA–Covenant Woods	5.00%		7/1/2051	NR		1,000	1,060,220
Harris Co Cultural Ed–Brazos	5.125%		1/1/2048	BBB-	(d)	1,535	1,586,883
Harris Co Cultural Ed–Brazos	7.00%		1/1/2043	BBB-	(d)	3,000	3,572,340
Holmes Co Hsp–Doctors Mem Hsp	5.75%		11/1/2026	NR		3,760	3,760,752
Holmes Co Hsp–Doctors Mem Hsp	6.00%		11/1/2038	NR		7,115	7,114,360
Howard Co Retmt Cmnty–Vantage House	5.00%		4/1/2044	NR		2,955	3,027,368
Howard Co Retmt Cmnty–Vantage House	5.00%		4/1/2046	NR		7,000	7,162,050
IA Fin Auth–Iowa Fertilizer Co	5.25%	#(c)	12/1/2050	B+		11,470	12,297,102
IL Fin Auth–Clare Oaks~	Zero Coupon		11/15/2052	NR		2,845	85,546
IL Fin Auth–Clare Oaks	Zero Coupon		11/15/2052	NR		569	101,574
IL Fin Auth–Clare Oaks~	4.00%		11/15/2052	NR		569	168,816
IL Fin Auth–Clare Oaks	4.00%	#(c)	11/15/2052	NR		4,550	3,553,466
IL Fin Auth–Clare Oaks	7.00%		11/15/2027	NR		735	732,619
IL Fin Auth–Friendship Vlg Shaumburg	7.25%		2/15/2045	NR		3,500	3,669,645
IL Fin Auth–Landing / Plymouth Place	6.00%		5/15/2043	BB+	(d)	2,165	2,362,167
IL Fin Auth–Northwestern Mem Hsp†(b)	5.75%		8/15/2030	AA		5,000	5,074,850
IL Fin Auth–Plymouth Place	5.25%		5/15/2050	BB+	(d)	3,150	3,281,827
King Co Pub Hsp–Snoqualmie Vly Hsp	6.25%		12/1/2045	NR		3,500	3,607,415
Kirkwood IDA–Aberdeen Heights	5.25%		5/15/2042	BB	(d)	1,750	1,893,990
Kirkwood IDA–Aberdeen Heights	5.25%		5/15/2050	BB	(d)	7,250	7,799,767
Kirkwood IDA–Aberdeen Hts	8.00%		5/15/2021	NR		410	429,778
Kirkwood IDA–Aberdeen Hts	8.00%		5/15/2029	NR		2,820	3,015,764
Kirkwood IDA–Aberdeen Hts	8.25%		5/15/2039	NR		6,695	7,178,245
KY EDA–Masonic Homes	5.375%		11/15/2032	NR		3,000	3,142,740
LA Env Facs–St James Place	6.25%		11/15/2045	NR		6,100	6,712,196
LA PFA–Lake Charles Mem Hsp†	6.375%		12/1/2034	NR		5,840	6,064,782
Lancaster Co Hosp Auth–Bretheren Village	5.125%		7/1/2037	BB+	(d)	1,000	1,058,850

76	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD MUNICIPAL BOND FUND March 31, 2019

			Credit
			Rating:		Principal
	Interest	Maturity	S&P or		Amount	Fair
Investments	Rate	Date	Moody’s		(000)	Value
Health Care (continued)
Lancaster Co Hosp Auth–Bretheren Village	5.25%	7/1/2041	BB+	(d)	$1,000	$1,063,880
Licking Co Hlth–Kendal Granville	6.00%	7/1/2050	NR		6,000	6,331,140
MA DFA–Boston Medical Center	4.00%	7/1/2047	NR		4,130	4,207,892
MA DFA–Newbridge†	4.125%	10/1/2042	BB+	(d)	2,500	2,414,150
Magnolia West CDD	5.35%	5/1/2037	NR		255	257,349
Martin Hsp Dist	7.25%	4/1/2036	BBB	(d)	3,450	3,679,770
MD Hlth & HI Ed–Doctors Cmnty Hospital	5.00%	7/1/2038	Baa3		7,275	7,984,167
ME Hlth & Hi Ed–MaineGeneral Hlth	6.00%	7/1/2026	Ba3		225	240,449
ME Hlth & Hi Ed–MaineGeneral Hlth	6.75%	7/1/2036	Ba3		245	266,197
Meadville Med Center	6.00%	6/1/2046	NR		2,225	2,494,448
Meadville Med Center	6.00%	6/1/2051	NR		2,600	2,893,644
Mesquite Hlth–Christian Care Ctrs	5.125%	2/15/2042	BB+	(d)	1,000	1,019,120
Montgomery Co IDA–Einstein Hlthcare	5.25%	1/15/2045	Ba1		7,000	7,630,000
Moon IDC–Baptist Homes Soc	6.00%	7/1/2045	NR		9,250	9,847,365
Multnomah Co Hsp Facs–Mirabella	5.40%	10/1/2044	NR		3,250	3,492,450
Muskingum Co Hsp–Genesis Hlthcare	5.00%	2/15/2033	BB+		2,765	2,921,665
Muskingum Co Hsp–Genesis Hlthcare	5.00%	2/15/2044	BB+		10,690	11,176,609
New Hope–Carillon	5.00%	7/1/2046	NR		5,200	5,034,224
New Hope Cult Ed Facs–Carillon	5.00%	7/1/2036	NR		3,600	3,612,744
New Hope Cultural–Wesleyan Homes	5.50%	1/1/2049	NR		2,630	2,783,513
New Hope Ed Facs–Legacy Midtown Project	5.50%	7/1/2054	NR		4,750	4,831,415
NJ EDA–Bancroft Neurohealth	5.00%	6/1/2036	NR		1,500	1,556,565
NM Hsp–Gerald Champion Hsp	5.50%	7/1/2042	A-		5,625	6,046,144
Norfolk Redev & Hsg Auth–Harbor’s Edge	5.00%	1/1/2049	NR		2,500	2,591,225
Norfolk Redev & Hsg Auth–Harbor’s Edge	5.25%	1/1/2054	NR		3,300	3,455,232
Oconee Co IDA–Presby Village	6.25%	12/1/2048	NR		2,000	2,056,740
Oconee Co IDA–Presby Village	6.375%	12/1/2053	NR		3,000	3,085,710
OK DFA–OU Med	5.50%	8/15/2052	Baa3		6,450	7,437,172
OK DFA–OU Med	5.50%	8/15/2057	Baa3		8,600	9,856,374
Oroville–Oroville Hsp	5.25%	4/1/2039	BB+		2,060	2,350,645
Oroville–Oroville Hsp	5.25%	4/1/2049	BB+		2,250	2,525,917
Oroville–Oroville Hsp	5.25%	4/1/2054	BB+		8,605	9,622,455
Palm Beach Co Hlth–Sinai Residences	7.50%	6/1/2049	NR		2,325	2,625,506
Philadelphia Hsps–Temple Univ Hlth	5.625%	7/1/2036	BBB-		6,250	6,739,500
Philadelphia Hsps–Temple Univ Hlth	5.625%	7/1/2042	BBB-		9,375	10,045,406
Philadelphia IDA–Gtr Philadelphia Hlth	6.50%	6/1/2045	NR		2,485	2,579,032
Philadelphia IDA–Gtr Philadelphia Hlth	6.625%	6/1/2050	NR		3,660	3,812,329

See Notes to Financial Statements.	77

Schedule of Investments (unaudited)(continued)

HIGH YIELD MUNICIPAL BOND FUND March 31, 2019

			Credit
			Rating:		Principal
	Interest	Maturity	S&P or		Amount	Fair
Investments	Rate	Date	Moody’s		(000)	Value
Health Care (continued)
Philadelphia IDA–Wesley	5.00%	7/1/2042	BB	(d)	$1,355	$1,399,268
Philadelphia IDA–Wesley	5.00%	7/1/2049	BB	(d)	4,000	4,111,280
Red River Hlth–Methodist Ret Cmnty	7.75%	11/15/2044	NR		1,500	1,702,155
Red River Hlth–Methodist Ret Cmnty	8.00%	11/15/2049	NR		1,000	1,144,260
RI Hlth & Ed–Care New England	5.00%	9/1/2036	BB-		7,000	7,694,820
Rochester Hlth Care–Samaritan Bethany	6.875%	12/1/2029	NR		1,945	2,012,297
Rochester Hlth Care–Samaritan Bethany	7.375%	12/1/2041	NR		6,000	6,225,660
Rockville Eco Dev–Ingleside at King Farm	5.00%	11/1/2042	BB	(d)	1,625	1,717,788
Rockville Eco Dev–Ingleside at King Farm	5.00%	11/1/2047	BB	(d)	1,450	1,526,401
Salem Hsp Fac–Capital Manor	5.625%	5/15/2032	BBB	(d)	1,000	1,085,660
Salem Hsp Fac–Capital Manor	6.00%	5/15/2047	BBB	(d)	1,600	1,734,400
San Buenaventura–Cmnty Mem Hlth	8.00%	12/1/2026	BB		10,000	11,413,900
SC Jobs EDA–Hampton Regl Med	5.00%	11/1/2042	NR		3,815	4,080,677
SC Jobs EDA–Hampton Regl Med	5.00%	11/1/2046	NR		6,070	6,488,041
SE Port Auth–Memorial Hlth	5.50%	12/1/2043	BB-	(d)	1,100	1,166,011
SE Port Auth–Memorial Hlth	6.00%	12/1/2042	BB-	(d)	1,660	1,765,410
Suffolk Co IDA–Eastern LI Hsp Assn†	5.50%	1/1/2037	NR		1,380	1,379,890
Tarrant Co Cultural–Buckingham Sr Lvg	5.50%	11/15/2045	NR		3,650	2,883,500
Tarrant Co Cultural–Buckner	6.75%	11/15/2047	NR		2,500	2,813,725
Tarrant Co Cultural–Buckner	6.75%	11/15/2052	NR		3,000	3,365,760
Tempe IDA–ASU Mirabella†	6.00%	10/1/2037	NR		1,200	1,332,204
Tempe IDA–ASU Mirabella†	6.125%	10/1/2052	NR		1,400	1,538,432
Tulsa Co Industrial Auth–Montereau	5.25%	11/15/2045	BBB-	(d)	2,750	3,058,467
Upper IL River Vy–Pleasant View	7.25%	11/15/2040	NR		1,200	1,233,504
Upper IL River Vy–Pleasant View	7.375%	11/15/2045	NR		1,550	1,595,276
Upper San Juan Hlth	6.00%	6/1/2041	NR		2,225	2,270,590
Upper San Juan Hlth	6.125%	6/1/2046	NR		3,015	3,074,034
Vigo Co Hsp–Union Hsp	8.00%	9/1/2041	NR		2,955	3,394,911
WA Hsg–Herons Key†	7.00%	7/1/2045	NR		1,370	1,484,779
WA Hsg–Herons Key†	7.00%	7/1/2050	NR		2,000	2,156,580
WA Hsg–Mirabella†	6.50%	10/1/2032	NR		1,970	2,102,758
WA Hsg–Mirabella†	6.75%	10/1/2047	NR		3,000	3,221,190
WA Hsg–Rockwood†	6.00%	1/1/2024	NR		1,080	1,155,416
Ward Co Hlth Facs–Trinity Hlth	5.00%	6/1/2053	BBB-		8,750	9,450,525
WI Hlth & Ed–American Baptist	5.00%	8/1/2032	NR		1,375	1,453,554
WI Hlth & Ed–American Baptist	5.00%	8/1/2039	NR		1,525	1,576,316
WI Hlth & Ed–Sauk-Prarie Mem Hsp	5.375%	2/1/2048	B1		4,000	4,113,120

78	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD MUNICIPAL BOND FUND March 31, 2019

			Credit
			Rating:		Principal
	Interest	Maturity	S&P or		Amount	Fair
Investments	Rate	Date	Moody’s		(000)	Value
Health Care (continued)
WI PFA–Bancroft Neurohealth†	4.625%	6/1/2036	NR		$2,750	$2,703,470
WI PFA–Bancroft Neurohealth†	5.125%	6/1/2048	NR		4,900	4,992,267
WI PFA–Delray Beach Radiation Ctr†	6.85%	11/1/2046	NR		5,335	5,755,078
WI PFA–Las Ventanas Retirement	Zero Coupon	10/1/2042	NR		2,961	60,997
WI PFA–Las Ventanas Retirement	Zero Coupon	10/1/2042	NR		1,556	765,113
WI PFA–Las Ventanas Retirement	7.00%	10/1/2042	NR		6,895	6,778,061
WI PFA–Mary’s Woods†	5.25%	5/15/2052	BB	(d)	2,300	2,416,127
WI PFA–MD Proton†	6.125%	1/1/2033	NR		1,000	1,073,180
WI PFA–MD Proton†	6.25%	1/1/2038	NR		2,750	2,918,547
WI PFA–MD Proton†	6.375%	1/1/2048	NR		4,000	4,220,480
WI PFA–Rose Villa†	5.75%	11/15/2044	NR		2,035	2,173,482
Wilson Co Hsp	5.60%	9/1/2036	NR		3,530	3,531,941
Woodbury Hsg–St Therese	5.25%	12/1/2049	NR		2,000	2,071,100
Woodbury Hsg–St Therese	5.125%	12/1/2044	NR		2,500	2,573,425
WV Hsp–Herbert Thomas Hlth	6.50%	10/1/2028	NR		5,000	3,765,800
WV Hsp–Herbert Thomas Hlth	6.50%	10/1/2038	NR		2,000	1,510,000
WV United Health Sys	4.00%	6/1/2051	A2		5,000	5,096,150
Total						686,640,597

Housing 0.87%
Alachua Co Hlth–Oak Hammock	8.00%	10/1/2042	NR		700	793,128
Alachua Co Hlth–Oak Hammock	8.00%	10/1/2046	NR		1,000	1,129,560
CA Muni Fin–Caritas Affordable Hsg	5.25%	8/15/2039	BBB+		550	603,774
CA Stwde–College of the Arts Student Hsg†	5.25%	7/1/2049	BB+		1,500	1,617,000
CA Stwde–College of the Arts Student Hsg†	5.25%	7/1/2052	BB+		1,100	1,181,081
IL Fin Auth–Three Crowns Park	5.25%	2/15/2047	NR		2,750	2,913,295
LA HFA–GMF-LA Chateau	8.00%	9/1/2039	CCC+		3,090	3,008,053
MA DFA–Newbridge†	5.00%	10/1/2057	BB+	(d)	3,700	3,890,809
MI Strategic Fd–Evangelical Homes	5.25%	6/1/2032	BB+	(d)	1,500	1,555,125
MI Strategic Fd–Evangelical Homes	5.50%	6/1/2047	BB+	(d)	4,000	4,130,760
Total						20,822,585

Lease Obligations 3.04%
CA Pub Wks–State Prisons	5.75%	10/1/2031	A+		1,500	1,642,800
CA Pub Wks–Various Cap Proj	5.00%	4/1/2034	A+		5,000	5,424,050
Houston Co Coop Dist–Country Crossing(e)	Zero Coupon	5/15/2020	NR		4,199	587,860	(g)
IN Fin Auth–OH River Brdgs AMT	5.00%	7/1/2035	BBB+		2,155	2,329,900

See Notes to Financial Statements.	79

Schedule of Investments (unaudited)(continued)

HIGH YIELD MUNICIPAL BOND FUND March 31, 2019

			Credit
			Rating:		Principal
	Interest	Maturity	S&P or		Amount	Fair
Investments	Rate	Date	Moody’s		(000)	Value
Lease Obligations (continued)
IN Fin Auth–OH River Brdgs AMT	5.00%	7/1/2040	BBB+		$2,320	$2,486,089
IN Fin Auth–OH River Brdgs AMT	5.00%	7/1/2044	BBB+		8,000	8,551,280
NJ EDA–Bldgs	5.00%	6/15/2047	BBB+		5,450	5,871,448
NJ EDA–Goethals Brdg AMT	5.375%	1/1/2043	BBB-		1,175	1,298,117
NJ EDA–Goethals Brdg AMT	5.625%	1/1/2052	BBB-		5,000	5,555,400
NJ EDA–Sch Facs	5.00%	6/15/2043	BBB+		5,000	5,443,800
NJ EDA–Sch Facs	5.00%	6/15/2042	A-	(d)	2,000	2,157,100
NJ EDA–Sch Facs	5.50%	6/15/2029	BBB+		3,550	4,112,711
NJ EDA–State House	5.00%	6/15/2043	BBB+		3,800	4,137,288
NJ Trans Trust Fund	5.00%	12/15/2035	BBB+		3,250	3,618,745
NJ Trans Trust Fund	Zero Coupon	12/15/2034	BBB+		13,000	7,080,320
NJ Trans Trust Fund	5.25%	6/15/2043	BBB+		9,590	10,699,083
PA COPS	5.00%	7/1/2043	A2		1,200	1,358,772
PR Pub Fin Corp(e)	5.50%	8/1/2031	C		12,250	673,750
Total						73,028,513

Other Revenue 6.92%
Apache Co Poll Ctl–Tucson Elec	4.50%	3/1/2030	A-		5,120	5,386,752
Arlington HI Ed Fin Corp–Arlington Classics	5.00%	8/15/2045	BBB-		2,250	2,398,185
Arlington Hi Ed Fin Corp–Newman Intl Acad	5.50%	8/15/2046	NR		5,000	5,155,300
CA Sch Fin Auth–KIPP LA	5.125%	7/1/2044	BBB		2,390	2,583,040
Chester Co IDA–Collegium Charter Sch	5.125%	10/15/2037	BB+		1,000	1,035,600
Chester Co IDA–Collegium Charter Sch	5.25%	10/15/2047	NR		2,500	2,580,950
Chester Co IDA–Collegium Charter Sch	5.375%	10/15/2042	BB+		5,000	5,107,050
Cleveland Co Port Auth–Playhouse Sq	5.50%	12/1/2043	BB+		1,350	1,523,610
Cleveland Co Port Auth–Playhouse Sq	5.50%	12/1/2053	BB+		9,075	10,164,363
Clifton Higher Ed–IDEA Pub Schs	6.00%	8/15/2043	BBB+		1,000	1,119,660
Clifton Higher Ed–Intl Ldrshp Sch	6.125%	8/15/2048	NR		16,525	17,536,495
FL DFC–FL Charter Foundation†	5.00%	7/15/2046	NR		4,000	3,958,560
FL DFC–Palm Bay Admy†	Zero Coupon	5/15/2037	NR		940	9,400
FL DFC–Palm Bay Admy†	Zero Coupon	5/15/2037	NR		1,220	804,029
FL DFC–Palm Bay Admy†	6.375%	5/15/2037	NR		2,620	2,524,527	(g)
FL DFC–Renaissance Chtr Sch†	6.125%	6/15/2046	NR		5,000	5,207,150
FL DFC–Renaissance Chtr Sch	7.50%	6/15/2033	BB(d)		6,000	6,481,560
Florence Twn IDA–Legacy Trad Sch	6.00%	7/1/2043	Ba1		3,250	3,424,752
Gainesville & Hall Co Dev Auth–Riverside	5.00%	3/1/2047	BBB-	(d)	1,680	1,766,167
Gainesville & Hall Co Dev Auth–Riverside	5.125%	3/1/2052	BBB-	(d)	1,250	1,320,188
IN Fin Auth–Drexel Foundation	7.00%	10/1/2039	B		1,250	1,259,738

80	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD MUNICIPAL BOND FUND March 31, 2019

				Credit
				Rating:	Principal
	Interest	Maturity		S&P or	Amount	Fair
Investments	Rate	Date		Moody’s	(000)	Value
Other Revenue (continued)
Jefferson Parish Econ Dev Dist–Kenner†	5.50%	6/15/2038		NR	$3,200	$3,299,936
Jefferson Parish Econ Dev Dist–Kenner†	5.625%	6/15/2048		NR	4,350	4,493,158
Kansas City RDA–Loews Hotel†	5.00%	2/1/2040		NR	1,500	1,566,915
Kansas City RDA–Loews Hotel†	5.00%	2/1/2050		NR	6,450	6,630,213
Lower AL Gas Dist–Goldman Sachs	5.00%	9/1/2046		A3	15,250	18,952,395
Main St Nat Gas–Macquarie	5.00%	5/15/2043		A3	1,900	2,121,844
Main St Nat Gas–Macquarie	5.00%	5/15/2049		A3	8,850	10,784,344
Maricopa Co IDA–Paradise Schools†	5.00%	7/1/2047		BB+	4,000	4,157,360
MD EDC–Chesapeake Bay Hyatt(e)	5.00%	12/1/2031		NR	7,200	4,896,000
MD EDC–Chesapeake Bay Hyatt(e)	5.25%	12/1/2031		NR	3,000	2,040,000
MI Pub Ed–Bradford Admy†	6.50%	9/1/2037		NR	5,225	3,933,223	(g)
MI Pub Ed–Bradford Admy	8.75%	9/1/2039		NR	2,250	1,759,298	(g)
MI Pub Ed–Crescent Admy	7.00%	10/1/2036		NR	640	640,429
Michigan St Strategic FD Escrow(h)	Zero Coupon	–	(i)	NR	5,000	500	(j)
Middlesex Co Impt Auth–Heldrich Ctr(e)	6.125%	1/1/2025		NR	2,790	29,295
Middlesex Co Impt Auth–Heldrich Ctr(e)	6.25%	1/1/2037		NR	5,755	60,428
NYC IDA–Queens Stadium (AMBAC)	5.00%	1/1/2036		BBB	3,165	3,172,216
Ohio St Pollution Ctl Rev Escrow(e)	Zero Coupon	5/15/2020		NR	2,965	297	(j)
Overland Pk Dev–Conv Ctr (AMBAC)	5.125%	1/1/2032		BB+	7,000	7,009,590
Phoenix IDA–Basis Schs†	5.00%	7/1/2046		BB	2,000	2,068,100
Plymouth Ed Ctr Charter Sch	5.375%	11/1/2030		B-	1,425	997,785
UT Charter Sch Fin Auth–Freedom Academy†	5.375%	6/15/2048		NR	5,150	5,219,422
Yonkers EDC–Charter Sch Ed Excellence	6.00%	10/15/2030		BB+	1,120	1,151,685
Total						166,331,509

Special Tax 5.66%
Allentown Neighborhood Impt†	5.375%	5/1/2042		NR	5,500	5,804,920
Anne Arundel Co Spl Tax–Vlgs Two Rivers	5.125%	7/1/2036		NR	1,030	1,047,201
Anne Arundel Co Spl Tax–Vlgs Two Rivers	5.25%	7/1/2044		NR	2,150	2,183,368
Arborwood CDD	6.90%	5/1/2025		NR	410	452,648	(g)
Arborwood CDD	6.90%	5/1/2036		NR	60	64,721
Arborwood CDD	6.90%	5/1/2036		NR	705	767,703
Celebration Pointe CDD†	5.00%	5/1/2048		NR	3,100	3,176,477
Compton Redev Agy	6.00%	8/1/2042		NR	4,750	4,943,800
Fremont CFD–Pacific Commons	5.00%	9/1/2045		NR	3,000	3,258,240
Grandview IDA–Grandview Crossing(e)	5.75%	12/1/2028		NR	1,000	150,000
Houston Co Coop Dist–Country Crossing(e)	10.00%	5/1/2039		NR	11,325	1,245,750	(g)
Inland Valley Redev Agy	5.25%	9/1/2037		A-	3,375	3,826,980

See Notes to Financial Statements.	81

Schedule of Investments (unaudited)(continued)

HIGH YIELD MUNICIPAL BOND FUND March 31, 2019

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount	Fair
Investments	Rate	Date	Moody’s	(000)	Value
Special Tax (continued)
Miami World Ctr CDD	5.25%	11/1/2049	NR	$2,000	$2,082,600
Nthrn Palm Bch Co Impt Dist	5.00%	8/1/2037	NR	750	787,995
Nthrn Palm Bch Co Impt Dist	5.00%	8/1/2046	NR	2,850	2,972,065
Nthrn Palm Bch Co Impt Dist	5.00%	8/1/2046	NR	5,000	5,181,750
NYC IDA–Queens Stadium (AMBAC)	5.00%	1/1/2031	BBB	6,110	6,123,870
Orange Co CFD–Esencia	5.25%	8/15/2045	NR	2,000	2,197,000
Orange Grove CDD(e)	5.30%	11/1/2021	NR	1,705	272,800
PA COPS	4.00%	7/1/2046	A2	3,175	3,307,588
Peninsula Town Center†	5.00%	9/1/2037	NR	875	931,814
Peninsula Town Center†	5.00%	9/1/2045	NR	2,250	2,376,405
Plaza Met Dist #1†	5.00%	12/1/2040	NR	2,500	2,592,925
Prairie Ctr Met Dist #3†	5.00%	12/15/2041	NR	3,475	3,575,427
Prince George CO Spec Ob–Westphalia Proj†	5.125%	7/1/2039	NR	1,100	1,151,205
Prince George CO Spec Ob–Westphalia Proj†	5.25%	7/1/2048	NR	2,000	2,075,500
Prince Georges CO†	5.00%	7/1/2046	NR	5,000	5,045,200
River Islands PFA–CFD 2003	5.50%	9/1/2045	NR	2,925	3,133,172
River Islands PFA–CFD 2003	5.50%	9/1/2045	NR	6,505	6,967,961
San Mateo CFD–Bay Meadows	5.00%	9/1/2042	NR	2,000	2,120,820
San Mateo CFD–Bay Meadows	5.50%	9/1/2044	NR	1,500	1,617,240
Scranton RDA GTD	5.00%	11/15/2028	BB+	5,000	5,092,350
Southlands Met Dist #1	5.00%	12/1/2047	Ba1	2,000	2,125,540
Sparks Tourism Impt Dist	6.75%	6/15/2028	Ba3	5,500	5,504,785
St Louis IDA–Ballpark Vlg	4.75%	11/15/2047	NR	4,875	5,038,459
Stone Canyon CID(e)	5.70%	4/1/2022	NR	1,485	415,800
Tern Bay CDD(e)	5.375%	5/1/2037	NR	430	430,013
Velocity Met District	5.375%	12/1/2039	NR	6,320	6,468,899
Velocity Met District	5.50%	12/1/2048	NR	12,680	12,997,507
Village CDD #10	6.00%	5/1/2044	NR	895	1,013,552
Village CDD #12†	4.25%	5/1/2043	NR	7,500	7,704,675
Village CDD #12†	4.375%	5/1/2050	NR	3,000	3,082,560
West Villages Unit #7(a)	4.75%	5/1/2039	NR	1,750	1,743,245
West Villages Unit #7(a)	5.00%	5/1/2050	NR	3,090	3,094,759
Total					136,147,289

Tax Revenue 5.69%
Coop Dist Ft Spanish–Hwy 181	9.00%	2/1/2029	NR	840	952,350	(g)
Gtr Wenatchee Regl Events Ctr	5.50%	9/1/2042	NR	3,150	3,218,544

82	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD MUNICIPAL BOND FUND March 31, 2019

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount	Fair
Investments	Rate	Date	Moody’s	(000)	Value
Tax Revenue (continued)
Met Pier & Expo Auth–McCormick Place	Zero Coupon	12/15/2054	BBB	$21,595	$4,180,792
Met Pier & Expo Auth–McCormick Place	5.00%	6/15/2050	BBB	8,035	8,122,019
Met Pier & Expo Auth–McCormick Place	5.00%	6/15/2052	BBB	2,830	2,897,863
Met Pier & Expo Auth–McCormick Place	5.00%	6/15/2053	BBB	6,035	6,357,390
Met Pier & Expo Auth–McCormick Place	5.00%	6/15/2057	BBB	14,000	14,819,000
Met Pier & Expo Auth–McCormick Place	5.25%	6/15/2050	BBB	5,000	5,068,700
Met Pier & Expo Auth–McCormick Place	5.50%	6/15/2053	BBB	9,150	9,904,692
Met Pier & Expo Auth–McCormick Place (AGM)	Zero Coupon	12/15/2052	AA	5,250	1,251,390
Met Pier & Expo Auth–McCormick Place (NPFGC)(FGIC)	Zero Coupon	12/15/2036	BBB	20,000	9,911,600
PR Corp Sales Tax	Zero Coupon	7/1/2024	NR	1,012	850,971
PR Corp Sales Tax	Zero Coupon	7/1/2027	NR	1,714	1,280,169
PR Corp Sales Tax	Zero Coupon	7/1/2029	NR	1,671	1,110,079
PR Corp Sales Tax	Zero Coupon	7/1/2031	NR	2,153	1,276,363
PR Corp Sales Tax	Zero Coupon	7/1/2033	NR	5,096	2,710,715
PR Corp Sales Tax	Zero Coupon	7/1/2046	NR	33,063	7,153,180
PR Corp Sales Tax	Zero Coupon	7/1/2051	NR	18,788	2,996,122
PR Corp Sales Tax	4.50%	7/1/2034	NR	1,774	1,798,002
PR Corp Sales Tax	4.55%	7/1/2040	NR	899	886,882
PR Corp Sales Tax	4.55%	7/1/2040	NR	9,127	8,077,486
PR Corp Sales Tax	4.75%	7/1/2053	NR	279	239,946
PR Corp Sales Tax	4.75%	7/1/2053	NR	12,091	11,494,551
PR Corp Sales Tax	5.00%	7/1/2058	NR	3,659	3,210,809
PR Corp Sales Tax	5.00%	7/1/2058	NR	22,813	22,597,417
Reno NV–ReTRAC-Reno Trans†	Zero Coupon	7/1/2058	NR	18,500	1,532,355
Virgin ISlands PFA–Matching Fund	5.00%	10/1/2029	Caa2	2,960	2,871,200
Total					136,770,587

Tobacco 9.82%
Buckeye Tobacco	Zero Coupon	6/1/2047	NR	91,300	5,526,389
Buckeye Tobacco	Zero Coupon	6/1/2052	NR	100,000	2,525,000
Buckeye Tobacco	5.125%	6/1/2024	B-	28,775	27,468,615
Buckeye Tobacco	5.75%	6/1/2034	B-	8,810	8,518,741
Buckeye Tobacco	5.875%	6/1/2030	B-	11,000	10,766,250
Buckeye Tobacco	5.875%	6/1/2047	B-	21,475	20,996,107

See Notes to Financial Statements.	83

Schedule of Investments (unaudited)(continued)

HIGH YIELD MUNICIPAL BOND FUND March 31, 2019

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount	Fair
Investments	Rate	Date	Moody’s	(000)	Value
Tobacco (continued)
CA Statewide Fin Auth–Tobacco Settlement	Zero Coupon	6/1/2046	NR	$22,650	$4,156,728
Golden St Tobacco	Zero Coupon	6/1/2047	CCC+	25,000	4,002,250
Golden St Tobacco	5.00%	6/1/2047	NR	11,875	11,851,013
Golden St Tobacco	5.00%	6/1/2047	NR	17,000	16,965,660
Golden St Tobacco	5.25%	6/1/2047	NR	11,875	12,001,588
Golden St Tobacco	5.30%	6/1/2037	B+	5,000	5,055,500
Inland Empire Tobacco†	Zero Coupon	6/1/2057	NR	47,000	1,728,660
Inland Empire Tobacco	4.625%	6/1/2021	NR	3,240	3,240,097
Inland Empire Tobacco	5.00%	6/1/2021	NR	3,825	3,825,612
LA Co Tobacco	Zero Coupon	6/1/2046	NR	10,000	1,431,000
MI Tob Settlement	Zero Coupon	6/1/2058	NR	50,000	1,442,000
MI Tob Settlement	5.125%	6/1/2022	B-	2,355	2,354,953
MI Tob Settlement	5.25%	6/1/2022	B-	3,680	3,680,074
MI Tob Settlement	6.00%	6/1/2034	B-	5,000	5,000,050
Monroe Tobacco	Zero Coupon	6/1/2061	NR	22,900	701,656
Nassau Co Tobacco	5.00%	6/1/2035	B-	1,170	1,169,953
Nthrn AK Tobacco	5.00%	6/1/2032	B3	5,025	5,024,900
Nthrn AK Tobacco	5.00%	6/1/2046	B3	2,500	2,434,200
Nthrn CA Tobacco	5.50%	6/1/2045	B-	5,280	5,304,077
RI Tob Settlement	Zero Coupon	6/1/2052	CCC+	25,885	2,672,626
Rockland Tobacco†	Zero Coupon	8/15/2060	NR	41,035	1,537,992
Silicon Valley Tobacco	Zero Coupon	6/1/2056	NR	20,000	724,600
Sthrn CA Tobacco	Zero Coupon	6/1/2046	CCC	10,000	1,034,100
Sthrn CA Tobacco	Zero Coupon	6/1/2046	CCC	15,000	1,899,300
Suffolk Tobacco Asset Sec Corp	6.625%	6/1/2044	NR	5,200	5,480,540
Tobacco Settlement Auth IA	5.375%	6/1/2038	B+	6,200	6,200,558
Tobacco Settlement Auth IA	5.50%	6/1/2042	B+	2,880	2,880,230
Tobacco Settlement Fin Corp DC	Zero Coupon	6/15/2055	NR	20,000	800,600
Tobacco Settlement Fin Corp NJ	5.00%	6/1/2046	BBB	7,440	7,859,467
Tobacco Settlement Fin Corp VA	Zero Coupon	6/1/2047	CCC	7,500	713,475
Tobacco Settlement Fin Corp VA	Zero Coupon	6/1/2047	CCC+	39,410	4,111,251
Tobacco Settlement Fin Corp VA	5.00%	6/1/2047	B-	11,450	11,336,531
TSASC	5.00%	6/1/2036	A-	280	315,305
TSASC	5.00%	6/1/2045	B+	1,840	1,844,287
TSASC	5.00%	6/1/2048	NR	19,670	19,715,831
Total					236,297,766

84	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD MUNICIPAL BOND FUND March 31, 2019

			Credit
			Rating:		Principal
	Interest	Maturity	S&P or		Amount	Fair
Investments	Rate	Date	Moody’s		(000)	Value
Transportation 5.72%
Broward Co Arpt AMT	5.125%	10/1/2038	A+		$2,835	$3,116,204
CA Muni Fin Auth–LINXS AMT	4.00%	12/31/2047	BBB+	(d)	9,200	9,516,940
Chicago O’Hare Arpt	4.00%	1/1/2044	A		10,000	10,422,700
Chicago O’Hare Arpt AMT	5.00%	1/1/2031	A		2,985	3,208,338
Chicago O’Hare Arpt AMT	5.00%	1/1/2053	A		6,535	7,430,164
CT Airport Auth–Ground Trans Proj AMT(a)	4.00%	7/1/2049	A-		1,600	1,655,472
Denver City & Co Arpt AMT	5.50%	11/15/2025	A		3,410	3,930,911
E470 Pub Hwy Auth	Zero Coupon	9/1/2037	A		5,000	2,559,400
E470 Pub Hwy Auth (NPFGC)(FGIC)	Zero Coupon	9/1/2031	A		25,000	16,775,000
Foothill / Eastern Corridor Toll Rd	Zero Coupon	1/15/2033	A-		4,500	2,774,475
Foothill / Eastern Corridor Toll Rd	5.75%	1/15/2046	A-		1,000	1,149,590
Foothill / Eastern Corridor Toll Rd	6.00%	1/15/2049	A-		5,000	5,847,650
Foothill / Eastern Corridor Toll Rd	6.00%	1/15/2053	A-		6,915	8,070,704
Foothill / Eastern Corridor Toll Rd	6.50%	1/15/2043	BBB+		2,000	2,351,120
Houston Arpt–Continental Airlines AMT	5.00%	7/15/2035	BB		3,000	3,277,710
MI Strategic Fund–I-75 AMT (AGM)	4.50%	6/30/2048	AA		3,000	3,193,230
Mid Bay Bridge Auth	7.25%	10/1/2034	AAA	(d)	5,900	6,708,182
NJ Trans Trust Fund	6.00%	6/15/2035	BBB+		2,700	2,896,398
North TX Twy Auth	4.25%	1/1/2049	A		5,000	5,310,050
NY Trans Dev Corp–Delta AMT	4.00%	1/1/2036	Baa3		3,100	3,214,514
NY Trans Dev Corp–LaGuardia Airport AMT	5.25%	1/1/2050	Baa3		10,000	10,911,200
PR Hwy & Trans Auth(e)	5.00%	7/1/2020	C		6,035	1,931,200
PR Hwy & Trans Auth(e)	5.00%	7/1/2022	C		1,545	494,400
PR Hwy & Trans Auth(e)	5.00%	7/1/2028	C		1,015	137,025
Reno NV–ReTRAC-Reno Trans†	Zero Coupon	7/1/2058	NR		35,000	4,300,800
San Joaquin Hills Trsp Corridor	5.25%	1/15/2049	BBB+		5,000	5,483,650
South Carolina Ports AMT	5.25%	7/1/2055	A+		5,000	5,542,700
TX Trans Comm–Hwy 249	Zero Coupon	8/1/2036	Baa3		1,050	517,482
TX Trans Comm–Hwy 249	Zero Coupon	8/1/2040	Baa3		1,100	429,715
TX Trans Comm–Hwy 249	Zero Coupon	8/1/2047	Baa3		1,000	267,370
TX Trans Comm–Hwy 249	Zero Coupon	8/1/2048	Baa3		1,000	253,760
TX Trans Comm–Hwy 249	5.00%	8/1/2057	Baa3		2,375	2,658,575
VA Small Bus Fing–Elizabeth River AMT	6.00%	1/1/2037	BBB		1,230	1,350,897
Total						137,687,526

Utilities 6.41%
Burke Co Dev–Oglethorpe Power	4.125%	11/1/2045	BBB+		3,300	3,362,964
Burke Co Dev–Oglethorpe Power	4.125%	11/1/2045	BBB+		3,425	3,490,349

See Notes to Financial Statements.	85

Schedule of Investments (unaudited)(continued)

HIGH YIELD MUNICIPAL BOND FUND March 31, 2019

				Credit
				Rating:	Principal
		Interest	Maturity	S&P or	Amount	Fair
Investments		Rate	Date	Moody’s	(000)	Value
Utilities (continued)
CA Poll Ctl–Poseidon Res†		5.00%	11/21/2045	Baa3	$2,250	$2,588,760
CO Public Auth–ML		6.50%	11/15/2038	A2	5,255	7,663,734
Compton Water		6.00%	8/1/2039	NR	3,710	3,746,655
Detroit Water		5.25%	7/1/2041	AA-	5,000	5,322,350
Guam Waterworks Auth		5.50%	7/1/2043	A-	2,535	2,746,622
Jefferson Co Sewer		Zero Coupon	10/1/2039	BBB	5,000	4,604,500
Jefferson Co Sewer		Zero Coupon	10/1/2046	BBB	5,445	5,007,222
Jefferson Co Sewer		6.00%	10/1/2042	BBB	6,075	7,068,323
Jefferson Co Sewer		6.50%	10/1/2053	BBB	20,050	23,729,977
Jefferson Co Sewer (AGM)		Zero Coupon	10/1/2028	AA	4,035	2,757,277
Jefferson Co Sewer (AGM)		Zero Coupon	10/1/2042	AA	5,000	4,549,600
Jefferson Co Sewer (AGM)		5.00%	10/1/2044	AA	5,070	5,577,304
Long Beach Nat Gas–ML		5.50%	11/15/2037	A2	8,345	10,943,299
Moraine Ohio Solid Waste Disp Escrow AMT(e)		Zero Coupon	12/31/2025	NR	525	53	(j)
PR Aqueduct & Swr Auth		5.125%	7/1/2037	Ca	2,775	2,712,562
PR Aqueduct & Swr Auth		5.25%	7/1/2042	Ca	7,395	7,284,075
PR Aqueduct & Swr Auth		6.00%	7/1/2038	Ca	5,000	5,018,750
PR Elec Pwr Auth(e)		5.00%	7/1/2042	Ca	4,975	3,513,594
PR Elec Pwr Auth(e)		5.05%	7/1/2042	Ca	3,425	2,418,906
PR Elec Pwr Auth(e)		5.25%	7/1/2024	Ca	2,000	1,420,000
PR Elec Pwr Auth(e)		5.25%	7/1/2040	Ca	17,690	12,559,900
PR Elec Pwr Auth(e)		5.50%	7/1/2038	Ca	1,530	1,090,125
PR Elec Pwr Auth(e)		5.75%	7/1/2036	Ca	3,040	2,166,000
Salt Verde Fin Corp–Citi		5.00%	12/1/2037	A3	12,670	15,859,419
Texas Water Dev Brd		4.00%	10/15/2037	AAA	6,350	6,965,442
Total						154,167,762
Total Municipal Bonds (cost $2,296,893,291)						2,376,119,599

		Interest
		Rate	Final
	Interest	Reset	Maturity
	Rate#	Date(f)	Date

SHORT-TERM INVESTMENTS 0.68%

Variable Rate Demand Notes 0.68%

General Obligation 0.01%
NYC GO	1.50%	4/1/2019	8/1/2038	Aa1	100	100,000

86	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD MUNICIPAL BOND FUND March 31, 2019

		Interest		Credit
		Rate	Final	Rating:	Principal
	Interest	Reset	Maturity	S&P or	Amount	Fair
Investments	Rate#	Date(f)	Date	Moody’s	(000)	Value
Housing 0.11%
IN Hsg & Cmnty Dev–SF
Mtge Rev (GNMA)	1.69%	4/1/2019	7/1/2047	Aaa	$2,680	$2,680,000

Money Market Securities 0.07%
NYC TFA	1.55%	4/1/2019	11/1/2022	AAA	1,765	1,765,000

Tax Revenue 0.04%
NYC TFA–Future Tax	1.59%	4/1/2019	11/1/2022	AAA	950	950,000

Utilities 0.45%
NYC Muni Water	1.59%	4/1/2019	8/1/2031	AAA	10,750	10,750,000
Total Short-Term Investments (cost $16,245,000)						16,245,000
Total Investments in Securities 99.48% (cost $2,313,138,291)						2,392,364,599
Cash and Other Assets in Excess of Liabilities(k) 0.52%						12,481,141
Net Assets 100.00%						$2,404,845,740

Open Futures Contracts at March 31, 2019:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. Long Bond	June 2019	356	Short	$(52,025,423)	$(53,277,625)	$(1,252,202)

Note: See Footnotes to Schedule of Investments on page 127 of this report.

See Notes to Financial Statements.	87

Schedule of Investments (unaudited)(concluded)

HIGH YIELD MUNICIPAL BOND FUND March 31, 2019

The following is a summary of the inputs used as of March 31, 2019 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Municipal Bonds
Corporate-Backed	$–	$223,841,570	$7,986,600	$231,828,170
Education	–	120,636,353	2,087,760	122,724,113
Lease Obligations	–	72,440,653	587,860	73,028,513
Other Revenue	–	158,113,664	8,217,845	166,331,509
Special Tax	–	134,448,891	1,698,398	136,147,289
Tax Revenue	–	135,818,237	952,350	136,770,587
Utilities	–	154,167,709	53	154,167,762
Remaining Industries	–	1,355,121,656	–	1,355,121,656
Short-Term Investments
Variable Rate Demand Notes	–	16,245,000	–	16,245,000
Total	$–	$2,370,833,733	$21,530,866	$2,392,364,599
Liabilities
Trust Certificates(4)	$–	$(2,500,000)	$–	$(2,500,000)
Total	$–	$(2,500,000)	$–	$(2,500,000)
Other Financial Instruments
Futures Contracts
Assets	$–	$–	$–	$–
Liabilities	(1,252,202)	–	–	(1,252,202)
Total	$(1,252,202)	$–	$–	$(1,252,202)

(1)	Refer to Note 2(i) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. Each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.
(3)	There were no Level 1/Level 2 transfers during the period ended March 31, 2019.
(4)	Refer to Note 2(h) for a description of Municipal Bonds held in the Trust.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Municipal Bonds
Balance as of October 1, 2018	$28,339,570
Accrued Discounts (Premiums)	(2,208)
Realized Gain (Loss)	(107,038)
Change in Unrealized Appreciation (Depreciation)	212,635
Purchases	1,911,900
Sales	(325,000)
Transfers into Level 3	9,929,432
Transfers out of Level 3	(18,428,425)
Balance as of March 31, 2019	$21,530,866
Change in unrealized appreciation/depreciation for the period ended March 31, 2019, related to Level 3 investments held at March 31, 2019	$212,635

88	See Notes to Financial Statements.

Schedule of Investments (unaudited)

SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND March 31, 2019

				Credit
				Rating:	Principal
	Interest		Maturity	S&P or	Amount	Fair
Investments	Rate		Date	Moody’s	(000)	Value
MUNICIPAL BONDS 98.45%

Corporate-Backed18.07%
AL IDA–Office Max Rmkt AMT	6.45%	#(c)	12/1/2023	B1	$675	$678,341
AL IDA–Office Max Rmkt AMT	6.45%	#(c)	12/1/2023	B1	900	904,455
Arista Met District	4.375%		12/1/2028	NR	500	510,260
Bucks Cnty IDA- Waste Mgmt AMT	2.75%	#(c)	12/1/2022	A-	1,000	1,008,430
Build NYC Res Corp–Pratt Paper AMT†	3.75%		1/1/2020	NR	225	226,816
Build NYC Res Corp–Pratt Paper AMT†	4.50%		1/1/2025	NR	250	272,875
Downtown Doral CDD†	3.875%		12/15/2023	NR	250	251,198
Downtown Doral CDD†	4.25%		12/15/2028	NR	250	251,470
Greater Orlando Aviation–Jet Blue AMT	5.00%		11/15/2026	NR	100	107,662
Houston Arpt–Continental Airlines AMT	5.00%		7/15/2020	BB	1,000	1,030,720
Houston Arpt–Continental Airlines AMT	5.00%		7/1/2029	BB	250	276,293
Houston Arpt–United Airlines AMT	5.00%		7/15/2028	BB	1,000	1,166,010
IA Fin Auth–Iowa Fertilizer Co(a)	3.125%		12/1/2022	B+	750	754,935
IA Fin Auth–Iowa Fertilizer Co	5.00%		12/1/2019	B+	5,840	5,928,768
IA Fin Auth–Iowa Fertilizer Co	5.25%		12/1/2025	B+	3,885	4,190,633
IA Fin Auth–Iowa Fertilizer Co	5.50%		12/1/2022	B+	265	265,299
IA Fin Auth–Iowa Fertilizer Co†	5.875%		12/1/2027	B+	200	210,624
IN Fin Auth–US Steel	6.00%		12/1/2019	B	460	468,643
IN Fin Auth–US Steel	6.00%		12/1/2026	B	560	574,571
Int Falls MN–Office Max	5.50%		4/1/2023	B1	1,010	1,014,999
JFK IAT–American Airlines AMT	5.00%		8/1/2026	BB-	6,540	6,863,926
LA Env Facs–Westlake Chem	3.50%		11/1/2032	BBB	1,905	1,919,116
LA Env Facs–Westlake Chem	6.50%		8/1/2029	BBB	170	179,513
LA Env Facs–Westlake Chem	6.50%		11/1/2035	BBB	710	757,066
Love Field Arpt–Southwest Airlines AMT	5.00%		11/1/2022	A3	285	315,484
MI Strategic Fd–Waste Mgmt AMT	2.85%	#(c)	8/1/2027	A-	1,000	1,014,670
Mission Econ Dev Corp–Natgasoline AMT†	4.625%		10/1/2031	BB-	1,250	1,300,175
Montgomery Co IDA–Peco Generation AMT	2.70%	#(c)	10/1/2034	BBB+	1,500	1,502,490
National Finance Authority–Covanta AMT†	4.00%		11/1/2027	B1	1,025	1,042,989
Nez Perce CO Poll Ctl–Potlatch	2.75%		10/1/2024	BBB-	2,835	2,888,752
NH Bus Fin Auth- United Illuminating	2.80%	#(c)	10/1/2033	A-	1,000	1,025,010
Niagara Area Dev Corp–Covanta†	3.50%		11/1/2024	B1	1,100	1,124,838
NJ EDA–Continental Airlines AMT	5.125%		9/15/2023	BB	500	540,315
NJ EDA–Continental Airlines AMT	5.25%		9/15/2029	BB	750	819,330
NJ EDA–Continental Airlines AMT	5.50%		4/1/2028	BB	115	115,246
NJ EDA–Continental Airlines AMT	5.625%		11/15/2030	BB	2,200	2,506,922

See Notes to Financial Statements.	89

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND March 31, 2019

				Credit
				Rating:		Principal
	Interest		Maturity	S&P or		Amount	Fair
Investments	Rate		Date	Moody’s		(000)	Value
Corporate-Backed (continued)
NJ EDA–Goethals Brdg AMT	5.25%		1/1/2025	BBB-		$160	$181,491
NY Liberty Dev Corp–3 WTC†	5.15%		11/15/2034	NR		100	109,043
NYC IDA–TRIPS AMT	5.00%		7/1/2022	BBB		1,000	1,093,220
OH Air Quality–Pratt Paper AMT†	3.75%		1/15/2028	NR		450	469,512
Overland Pk Dev–Conv Ctr (AMBAC)	5.125%		1/1/2022	BB+		140	140,210
Port Seattle IDC–Delta Airlines AMT	5.00%		4/1/2030	BBB-		1,100	1,190,904
Salem Co Poll Ctl–Chambers AMT	5.00%		12/1/2023	BBB-		3,235	3,456,339
St Charles Parish–Valero Energy	4.00%	#(c)	12/1/2040	BBB		710	741,517
Tulsa Mun Arpt–American Airlines AMT	5.00%	#(c)	6/1/2035	BB-		400	439,324
Warren Co–Intl Paper	2.90%	#(c)	9/1/2032	BBB		750	764,287
Whiting Env Facs–BP AMT	5.00%	#(c)	11/1/2045	A1		1,170	1,286,965
WI PFA–American Dream†	5.00%		12/1/2027	NR		1,000	1,088,600
WI PFA–TrIPS AMT	5.00%		7/1/2022	BBB		550	582,967
WI Pub Fin Auth–Celanese AMT	5.00%		1/1/2024	BBB-		500	549,725
WI Pub Fin Auth–Celanese AMT	5.00%		12/1/2025	BBB-		2,490	2,820,821
WI Pub Fin Auth Solid Waste-Waste Mgmt AMT	2.00%	#(c)	7/1/2029	A-		1,500	1,494,675
Total							60,418,444

Education 5.29%
AZ IDA–Academy of Math & Science Proj†	5.00%		7/1/2029	BB		750	779,220
AZ IDA–American Charter Sch†	4.00%		7/1/2019	BB+		1,030	1,031,195
CA Muni Fin–Julian Chtr Sch†	5.00%		3/1/2025	B+		250	252,795
Chester Co Hlth & Ed–Immaculata Univ	5.00%		11/1/2022	BB	(d)	630	665,872
Chicago Brd Ed	5.00%		12/1/2019	B+		550	558,431
Chicago Brd Ed	5.00%		12/1/2022	B+		1,500	1,590,555
Clifton Higher Ed–Intl Ldrshp Sch	4.625%		8/15/2025	NR		100	103,536
FL HI Ed–Nova Southeastern Univ	6.00%		4/1/2026	A-		480	516,317
Frederick Co Ed Fac–Mount St Mary’s Univ†	5.00%		9/1/2027	BB+		2,250	2,543,062
Glenville Clg	3.25%		6/1/2022	NR		545	536,765
Glenville Clg	4.00%		6/1/2027	NR		850	844,118
IL Fin Auth–IL Inst of Tech	5.00%		4/1/2021	Baa3		150	150,120
IL Fin Auth–IL Inst of Tech	5.00%		4/1/2031	Baa3		390	390,062
MA DFA–Emerson Clg	5.00%		1/1/2024	BBB+		500	563,625
Marietta Dev Auth–Life Univ†	5.00%		11/1/2027	Ba3		1,000	1,135,710
Multnomah Co Hsp Facs–Mirabella	5.00%		10/1/2024	NR		200	222,706
NY Dorm–Pace Univ	4.00%		5/1/2022	BBB-		245	257,912
NY Dorm–Pace Univ	5.00%		5/1/2021	BBB-		530	561,122

90	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND March 31, 2019

				Credit
				Rating:	Principal
	Interest		Maturity	S&P or	Amount	Fair
Investments	Rate		Date	Moody’s	(000)	Value
Education (continued)
NY Dorm–Yeshiva Univ	4.00%		11/1/2025	B3	$95	$98,201
NY Dorm–Yeshiva Univ	4.00%		11/1/2026	B3	145	149,556
NY Dorm–Yeshiva Univ	5.00%		11/1/2021	B3	685	728,408
NY Dorm–Yeshiva Univ	5.00%		9/1/2027	BBB-	1,595	1,610,663
NY Dorm–Yeshiva Univ	5.00%		9/1/2028	BBB-	595	600,575
NYC IDA–Yankee Stadium (FGIC)	2.441%	#(c)	3/1/2027	Baa1	880	887,674
Pima IDA–American Leadership Acad†	4.00%		6/15/2022	NR	910	921,675
Total						17,699,875

Financial Services 1.32%
MA Ed Fin Auth AMT	5.00%		7/1/2025	AA	2,000	2,324,900
NJ Higher Ed Assistance Auth AMT	3.35%		12/1/2029	Aaa	2,000	2,103,480
Total						4,428,380

General Obligation 12.51%
Atlantic City GO (BAM)	5.00%		3/1/2022	AA	245	264,963
Chicago Brd Ed	4.00%		12/1/2020	B+	1,000	1,021,700
Chicago Brd Ed	4.00%		12/1/2022	B+	1,175	1,205,656
Chicago Brd Ed	4.00%		12/1/2022	B+	1,290	1,323,656
Chicago Brd Ed	5.00%		12/1/2022	B+	1,830	1,940,477
Chicago Brd Ed	5.00%		12/1/2023	B+	1,670	1,785,514
Chicago Brd Ed	5.00%		12/1/2024	B+	2,000	2,149,760
Chicago Brd Ed	7.00%		12/1/2026	B+	100	120,617
Chicago Brd Ed (AGM)	5.00%		12/1/2027	AA	1,000	1,174,940
Chicago Brd Ed (NPFGC) (FGIC)	5.00%		12/1/2019	Baa2	450	456,898
Chicago GO	4.00%		1/1/2022	BBB+	205	217,997
Chicago GO	4.50%		1/1/2020	BBB+	700	710,906
Chicago GO	5.00%		12/1/2019	BBB+	625	635,700
Chicago GO	5.00%		1/1/2021	BBB+	325	333,021
Chicago GO	5.00%		1/1/2024	BBB+	1,415	1,484,660
Chicago GO	5.00%		1/1/2024	BBB+	2,830	3,065,428
Chicago GO	5.25%		1/1/2022	BBB+	1,330	1,414,987
Cook Co GO	5.00%		11/15/2022	AA-	335	368,560
IL State GO	5.00%		1/1/2020	BBB-	1,010	1,030,887
IL State GO	5.00%		2/1/2020	BBB-	1,175	1,201,990
IL State GO	5.00%		4/1/2020	BBB-	565	580,182
IL State GO	5.00%		7/1/2020	BBB-	790	815,454
IL State GO	5.00%		7/1/2021	BBB-	835	880,182

See Notes to Financial Statements.	91

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND March 31, 2019

				Credit
				Rating:		Principal
	Interest		Maturity	S&P or		Amount	Fair
Investments	Rate		Date	Moody’s		(000)	Value
General Obligation (continued)
IL State GO	5.00%		11/1/2021	BBB-		$3,300	$3,503,643
IL State GO	5.00%		11/1/2025	BBB-		2,000	2,206,180
IL State GO	5.00%		12/1/2026	Baa3		3,000	3,314,880
New Haven GO	5.00%		8/1/2025	BBB+		580	658,735
Philadelphia Sch Dist	5.00%		9/1/2020	A2		535	558,251
Philadelphia Sch Dist	5.00%		9/1/2025	A2		200	231,776
PR Comwlth GO(e)	4.00%		7/1/2021	Ca		860	451,500
PR Comwlth GO(e)	5.50%		7/1/2017	NR		110	70,675
PR Comwlth GO(e)	5.50%		7/1/2019	Ca		265	172,250
PR Comwlth GO(e)	8.00%		7/1/2035	Ca		2,000	1,042,500
PR Comwlth GO (AGC)	3.542% (CPI Based	)#	7/1/2020	AA		325	325,075
PR Comwlth GO (AGM)	5.50%		7/1/2019	AA		260	261,700
PR Comwlth GO (NPFGC)(FGIC)	5.50%		7/1/2020	Baa2		230	235,922
PR Comwlth GO TCRS (AMBAC)	4.50%		7/1/2023	Ca		840	840,487
PR Elec Pwr Auth (NPFGC)(FGIC)	5.25%		7/1/2023	Baa2		1,580	1,672,746
PR Pub Bldg Auth (NPFGC)(FGIC) GTD	6.00%		7/1/2023	Baa2		1,500	1,631,790
PR Pub Bldg Auth GTD(e)	5.50%		7/1/2023	Ca		55	36,163
PR Pub Bldg Auth GTD(e)	5.50%		7/1/2027	Ca		245	179,463
VT EDA–Casella Waste AMT†	4.625%	#(c)	4/1/2036	B		250	255,637
Total							41,833,508

Health Care 19.16%
Antelope Valley Hlth	5.00%		3/1/2021	Ba3		105	108,627
Atlanta Dev Auth–Georgia Proton Ctr	6.00%		1/1/2023	NR		2,000	2,028,220
Blaine Sr Hsg & Hlthcare–Crest View	5.125%		7/1/2025	NR		275	272,591
CA Stwde–Daughters of Charity	5.50%		7/1/2022	CC		105	102,209
CA Stwde–Daughters of Charity	5.75%		7/1/2024	CC		655	638,579
CA Stwde–Loma Linda Univ Med†	5.00%		12/1/2031	BB-		1,000	1,112,030
CA Stwde–Loma Linda Univ Med Ctr†	5.00%		12/1/2025	BB-		1,000	1,138,010
CA Stwde–Loma Linda Univ Med Ctr†	5.00%		12/1/2026	BB-		820	944,829
CA Stwde–Loma Linda Univ Med Ctr†	5.00%		12/1/2028	BB-		275	318,398
CA Stwde–Viamonte	3.00%		7/1/2026	AA-		500	508,425
CA Stwde–Viamonte	3.00%		7/1/2027	AA-		250	253,853
City of Atlantic Beach Fl–Fleet Landing	3.00%		11/15/2023	BBB	(d)	1,000	1,005,260
City of Oroville- Oroville Hsp	5.00%		4/1/2026	BB+		1,255	1,433,938
City of Oroville- Oroville Hsp	5.00%		4/1/2029	BB+		900	1,051,569
CO Hlth Facs–Christian Living	4.00%		1/1/2020	NR		500	505,800
CO Hlth Facs–Fraiser Meadows	5.00%		5/15/2021	BB+	(d)	810	852,898

92	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND March 31, 2019

				Credit
				Rating:		Principal
	Interest		Maturity	S&P or		Amount	Fair
Investments	Rate		Date	Moody’s		(000)	Value
Health Care (continued)
CO Hlth Facs–Valley View Hosp	2.80%	#(c)	5/15/2042	A-		$625	$639,144
Cuyahoga Co Hsp–Metrohealth	5.00%		2/15/2023	Baa3		1,500	1,635,045
Cuyahoga Co Hsp–Metrohealth	5.00%		2/15/2030	NR		1,900	2,134,973
Denver Hlth & Hsp Auth	2.859% (3 Mo. LIBOR * .67 + 1.10%	)#	12/1/2033	BBB		295	283,970
Dev Auth of Floyd Cnty–Spires at Berry	5.50%		12/1/2028	NR		1,000	1,013,500
Franklin Co IDA–Menno-Haven	5.00%		12/1/2026	NR		500	554,115
Gaithersburg Eco Dev–Asbury	6.00%		1/1/2023	BBB	(d)	500	514,405
Glendale IDA–Beatitudes	5.00%		11/15/2023	NR		1,715	1,823,782
Guadalupe Co–Seguin City Hospital	4.00%		12/1/2026	BB		350	362,834
Guadalupe Co–Seguin City Hospital	5.00%		12/1/2022	BB		250	266,168
Guadalupe Co–Seguin City Hospital	5.00%		12/1/2023	BB		1,280	1,379,558
Hanover Co EDA–Covenant Woods	3.625%		7/1/2028	NR		575	581,733
Howard Co Retmt Cmnty–Vantage House	5.00%		4/1/2021	NR		170	173,589
Howard Co Retmt Cmnty–Vantage House	5.00%		4/1/2021	NR		320	326,739
ID HFA–Madison Mem Hosp	5.00%		9/1/2023	BB+		1,795	1,966,387
IL Fin Auth–Plymouth Place	5.00%		5/15/2025	BB+	(d)	125	135,818
IL Fin Auth–Three Crowns Park	3.25%		2/15/2022	NR		380	380,825
Kanabec Co Hlth–Firstlight Hlth	2.75%		12/1/2019	NR		1,400	1,400,238
King Co Pub Hsp–Snoqualmie Vly Hsp	5.00%		12/1/2025	NR		100	102,665
Kirkwood IDA–Aberdeen Hts	5.00%		5/15/2022	BB	(d)	800	849,984
Kirkwood IDA–Aberdeen Hts	5.25%		5/15/2028	BB	(d)	1,135	1,288,009
Kirkwood IDA–Aberdeen Hts	8.00%		5/15/2021	NR		185	193,924
Lancaster Co Hosp Auth–Bretheren Village	5.00%		7/1/2023	BB+	(d)	700	748,769
Lenexa KS Hlth Facs–Lakeview Village	5.00%		5/15/2024	BB+	(d)	1,895	2,052,967
MA DFA–UMass Mem Hlth	5.00%		7/1/2023	BBB+		785	879,592
MD Hlth & HI Ed–Adventist	5.00%		1/1/2021	Baa3		600	630,330
ME Hlth & Hi Ed–MaineGeneral Hlth	7.50%		7/1/2032	Ba3		475	527,174
Mesquite Hlth–Christian Care Ctrs	5.00%		2/15/2020	BB+	(d)	200	202,832
Montgomery Co IDA–Einstein Hlth	5.00%		1/15/2022	Ba1		250	266,717
Montgomery Co IDA–Whitemarsh	4.00%		1/1/2023	NR		2,000	2,024,720
Morgan Co Hosp–USDA Replacement Proj	2.75%		9/1/2019	NR		1,220	1,221,928
Muskingum Co Hsp–Genesis Hlthcare	4.00%		2/15/2023	BB+		1,500	1,563,210
Muskingum Co Hsp–Genesis Hlthcare	5.00%		2/15/2021	BB+		275	286,140
NC Med–Southminster	5.00%		10/1/2021	NR		365	383,878
New Hope–Carillon	3.00%		7/1/2020	NR		585	579,963
New Hope Cult Ed Facs–Carillon	4.00%		7/1/2028	NR		2,120	2,062,315
NJ EDA–Lions Gate	4.00%		1/1/2020	NR		325	325,864

See Notes to Financial Statements.	93

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND March 31, 2019

				Credit
				Rating:		Principal
	Interest		Maturity	S&P or		Amount	Fair
Investments	Rate		Date	Moody’s		(000)	Value
Health Care (continued)
NJ EDA–Lions Gate	4.375%		1/1/2024	NR		$700	$708,442
NJ Hlth–St Peters Univ Hsp	5.00%		7/1/2021	BB+		225	235,265
NJ Hlth–St Peters Univ Hsp	5.75%		7/1/2037	BB+		160	160,432
Norfolk Redev & Hsg Auth–Harbor’s Edge	4.00%		1/1/2025	NR		2,000	2,002,260
NY Dorm–Orange Reg Med Ctr†	5.00%		12/1/2022	BBB-		200	219,328
NY Dorm–Orange Reg Med Ctr†	5.00%		12/1/2022	BBB-		500	548,135
Oconee CO IDA–Westminster Pres Vlg Proj	5.50%		12/1/2028	NR		2,000	2,018,540
OU MedOK DFA	5.00%		8/15/2024	Baa3		900	1,013,076
Palm Beach Co Hlth–Sinai Residences	6.75%		6/1/2024	NR		330	369,765
Palomar Health	5.00%		11/1/2031	BBB		750	846,660
Philadelphia Hsps–Temple Univ Hlth	5.00%		7/1/2023	BBB-		1,000	1,097,390
RI Hlth & Ed–Care New England	5.00%		9/1/2020	BB-		1,000	1,032,450
Rochester Hlth & Hsg–Homestead	5.00%		12/1/2025	NR		700	739,298
Rockville Eco Dev–Ingleside at King Farm	2.50%		11/1/2024	BB	(d)	630	630,019
San Buenaventura–Cmnty Mem Hlth	8.00%		12/1/2026	BB		775	884,577
San Buenaventura–Cmnty Mem Hlth	8.00%		12/1/2031	BB		500	564,275
SC Jobs EDA–Hampton Regl Med	5.00%		11/1/2021	NR		670	709,275
SC Jobs EDA–Hampton Regl Med	5.00%		11/1/2022	NR		700	753,949
SC Jobs EDA–Hampton Regl Med	5.00%		11/1/2023	NR		740	805,941
SE Port Auth–Memorial Hlth	5.00%		12/1/2022	BB-	(d)	325	339,966
Tarrant Co Cultural–Buckingham Sr Lvg	4.50%		11/15/2021	D	(d)	855	675,450
Tarrant Co Cultural–Buckner	3.875%		11/15/2022	NR		410	410,107
Tempe IDA–ASU Mirabella†	4.00%		10/1/2023	NR		1,575	1,586,844
Tulsa Co Industrial Auth–Montereau	5.00%		11/15/2023	BBB-	(d)	230	254,932
WI Hlth & Ed–American Baptist	3.50%		8/1/2022	NR		750	750,435
WI PFA–Bancroft Neurohealth†	4.00%		6/1/2020	NR		635	643,357
Total							64,039,208

Housing 2.04%
CA Stwde–College of the Arts Student Hsg†	5.00%		7/1/2024	BB+		500	545,405
MA DFA–Newbridge†	3.50%		10/1/2022	BB+	(d)	600	614,904
Montgomery Co Hsg	4.00%		7/1/2048	Aa2		890	941,237
NC Hsg Fin Agy	4.00%		7/1/2047	AA+		885	935,472
NJ Hsg and Mtg Fin Auth	4.50%		10/1/2048	AA		1,400	1,527,736
NYC IDA–Yankee Stadium (FGIC)	2.371% (CPI Based	)#	3/1/2021	Baa1		530	534,849
PA Hsg Fin Auth AMT	4.00%		4/1/2039	AA+		925	965,432
Phoenix IDA–ASU Std Hsg	5.00%		7/1/2026	Baa3		640	738,880
Total							6,803,915

94	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND March 31, 2019

				Credit
				Rating:		Principal
	Interest		Maturity	S&P or		Amount	Fair
Investments	Rate		Date	Moody’s		(000)	Value
Lease Obligations 2.92%
Comm of PA COPS	5.00%		7/1/2024	A2		$300	$341,748
KY Ppty & Bldgs Commn–Proj #112	5.00%		11/1/2024	A1		1,000	1,147,570
NJ EDA–Sch Facs	5.00%		9/1/2020	BBB+		405	422,196
NJ EDA–Sch Facs	5.00%		3/1/2023	BBB+		1,830	2,003,667
NJ EDA–Sch Facs	5.00%		6/15/2023	BBB+		3,395	3,738,269
NJ EDA–Sch Facs	5.50%		9/1/2021	BBB+		320	339,242
NJ Trans Trust Fund	5.00%		12/15/2023	BBB+		1,000	1,114,350
NJ Trans Trust Fund	5.00%		12/15/2026	BBB+		555	637,273
Total							9,744,315

Other Revenue 6.71%
Arlington Hi Ed Fin Corp–Newman Intl Acad	4.375%		8/15/2026	NR		250	253,435
CA Muni Fin–Northbay Hlthcare	5.00%		11/1/2023	BBB-		450	501,336
CA Sch Fin Auth–Green Dot Charter†	5.00%		8/1/2025	BBB-		150	172,110
CA Sch Fin Auth–Green Dot Charter†	5.00%		8/1/2026	BBB-		150	174,316
CA Sch Fin Auth–Green Dot Charter†	5.00%		8/1/2027	BBB-		160	188,066
Chester Co IDA–Collegium Charter Sch	3.70%		10/15/2022	NR		1,000	999,660
Cleveland Co Port Auth–Playhouse Sq	5.00%		12/1/2028	BB+		1,450	1,598,886
Clifton Higher Ed–Intl Ldrshp Sch	5.25%		8/15/2026	NR		1,600	1,712,336
Clifton Higher Ed–Intl Ldrshp Sch	5.25%		8/15/2028	NR		1,915	2,029,555
FL Charter Foundation†	4.00%		7/15/2026	NR		850	855,329
FL DFC–Renaissance Chtr Sch†	5.00%		6/15/2025	NR		135	138,904
FL DFC–Renaissance Chtr Sch	7.00%		6/15/2026	BB	(d)	1,610	1,727,965
FL DFC–Renaissance Chtr Sch	7.625%		6/15/2041	BB	(d)	250	269,235
Florence Twn IDA–Legacy Trad Sch	5.00%		7/1/2023	Ba1		200	208,070
Houston HI Ed–Cosmos Fndtn	4.00%		2/15/2022	BBB		385	397,578
Houston Hi Ed–Cosmos Fndtn	5.875%		5/15/2021	BBB		415	432,974
Jefferson Parish Econ Dev Dist–Kenner†	4.80%		6/15/2029	NR		2,000	2,066,000
Lowndes Co Poll Ctl–Weyerhaeuser	6.80%		4/1/2022	BBB		2,270	2,528,349
Main St Nat Gas–Macquarie	5.00%		5/15/2026	A3		1,000	1,152,620
Main St Nat Gas–Ml	5.00%		3/15/2022	A2		1,050	1,135,071
Maricopa Co IDA–Paradise Schools†	2.875%		7/1/2021	BB+		380	379,046
Patriots Energy Group–RBC	4.00%	#(c)	10/1/2048	Aa2		2,000	2,162,360
Phoenix IDA–Basis Schs†	3.00%		7/1/2020	BB		115	114,732
Phoenix IDA–Legacy Tradtl Schs†	3.00%		7/1/2020	Ba1		180	179,143
PR Elec Pwr Auth(e)	5.00%		7/1/2018	NR		50	34,938
Salt Verde AZ Fin Corp Gas Rev Sr	5.25%		12/1/2023	A3		235	266,253
TX Muni Gas Acq & Supply–Macquarie	5.00%		12/15/2027	A3		250	273,802

See Notes to Financial Statements.	95

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND March 31, 2019

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Other Revenue (continued)
UT Charter Sch Fin Auth–Freedom Academy†	3.625%		6/15/2021	NR	$285	$282,874
Yonkers EDC–Charter Sch Ed Excellence	6.00%		10/15/2030	BB+	175	179,951
Total						22,414,894

Special Tax 3.07%
Allentown Neighborhood Impt†	5.00%		5/1/2022	Ba3	2,005	2,116,518
Allentown Neighborhood Impt†	5.00%		5/1/2023	Ba3	250	267,970
Allentown Neighborhood Impt†	5.00%		5/1/2028	NR	2,000	2,127,460
Celebration Pointe CDD†	4.00%		5/1/2022	NR	270	273,661
Nthrn Palm Bch Co Impt Dist	3.25%		8/1/2022	NR	765	768,297
NYC IDA–Yankee Stadium (FGIC)	2.431% (CPI Based	)#	3/1/2026	Baa1	550	556,479
NYC IDA–Yankee Stadium (FGIC)	2.421% (CPI Based	)#	3/1/2025	Baa1	435	441,038
Peninsula Town Center†	4.00%		9/1/2023	NR	220	225,232
Peninsula Town Center†	4.50%		9/1/2028	NR	680	718,236
Scranton RDA GTD	5.00%		11/15/2021	BB+	440	452,144
Scranton RDA GTD	5.00%		11/15/2028	BB+	255	259,710
Southlands Met Dist #1	3.00%		12/1/2022	Ba1	155	154,995
Sparks Tourism Impt Dist	6.75%		6/15/2028	Ba3	150	150,131
Village CDD #12	2.875%		5/1/2021	NR	335	336,641
Village CDD #12†	3.25%		5/1/2023	NR	500	505,595
West Villages Unit #7(a)	4.00%		5/1/2024	NR	400	400,252
West Villages Unit #7(a)	4.25%		5/1/2029	NR	500	500,660
Total						10,255,019

Tax Revenue 2.51%
Casino Reinv Dev Auth	5.00%		11/1/2020	BBB+	520	541,908
Casino Reinv Dev Auth	5.00%		11/1/2022	BBB+	350	377,912
Gtr Wenatchee Regl Events Ctr	4.125%		9/1/2021	NR	485	492,731
Met Pier & Expo Auth–McCormick Place	5.00%		12/15/2020	BBB	780	810,163
Met Pier & Expo Auth–McCormick Place	5.00%		12/15/2022	BBB	1,110	1,113,485
Met Pier & Expo Auth–McCormick Place	5.00%		12/15/2022	BBB	1,275	1,362,758
Met Pier & Expo Auth–McCormick Place (NPFGC) (FGIC)	5.50%		12/15/2023	BBB	490	520,223
PR Corp Sales Tax	Zero Coupon		7/1/2024	NR	30	25,226
PR Corp Sales Tax	Zero Coupon		7/1/2027	NR	1,616	1,206,974
PR Corp Sales Tax	Zero Coupon		7/1/2029	NR	2,719	1,806,286
PR Corp Sales Tax	Zero Coupon		7/1/2031	NR	6	3,557
PR Corp Sales Tax	Zero Coupon		7/1/2033	NR	7	3,724
PR Corp Sales Tax	Zero Coupon		7/1/2046	NR	67	14,495

96	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND March 31, 2019

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Tax Revenue (continued)
PR Corp Sales Tax	Zero Coupon		7/1/2051	NR	$55	$8,771
PR Corp Sales Tax	4.50%		7/1/2034	NR	5	5,068
PR Corp Sales Tax	4.55%		7/1/2040	NR	3	2,960
PR Corp Sales Tax	4.55%		7/1/2040	NR	27	23,895
PR Corp Sales Tax	4.75%		7/1/2053	NR	1	860
PR Corp Sales Tax	4.75%		7/1/2053	NR	19	18,063
PR Corp Sales Tax	5.00%		7/1/2058	NR	11	9,653
PR Corp Sales Tax	5.00%		7/1/2058	NR	49	48,537
Total						8,397,249

Tobacco 7.08%
Buckeye Tobacco	5.125%		6/1/2024	B-	7,595	7,250,187
Buckeye Tobacco	5.375%		6/1/2024	B-	2,625	2,529,187
CA Co Tobacco Sec–LA Co	5.45%		6/1/2028	B2	1,000	1,015,110
Golden St Tobacco	3.50%		6/1/2036	BBB	2,500	2,507,400
Inland Empire Tobacco	4.625%		6/1/2021	NR	770	770,023
Inland Empire Tobacco	5.00%		6/1/2021	NR	230	230,037
Inland Empire Tobacco	5.75%		6/1/2026	NR	515	534,776
MI Tob Settlement	5.125%		6/1/2022	B-	1,250	1,249,975
MI Tob Settlement	5.25%		6/1/2022	B-	35	35,001
Nassau Co Tobacco	5.25%		6/1/2026	B-	540	540,124
PA Tob Settlement	5.00%		6/1/2023	A1	760	851,907
SD Edu Enhancement Fding Corp	5.00%		6/1/2024	A	775	862,381
Suffolk Tobacco Asset Sec Corp	5.375%		6/1/2028	NR	2,010	2,010,101
TSASC	5.00%		6/1/2022	BB+	3,100	3,286,651
Total						23,672,860

Transportation 5.56%
Chicago Water	5.00%		11/1/2020	A	305	319,405
Foothill / Eastern Corridor Toll Rd	5.50%	#(c)	1/15/2053	A-	500	557,705
Houston Arpt–Continental Airlines AMT	4.50%		7/1/2020	BB	1,600	1,637,744
Houston Arpt–Continental Airlines AMT	4.75%		7/1/2024	BB	1,405	1,520,856
Houston Arpt–United Airlines AMT	5.00%		7/15/2028	BB	1,000	1,166,010
IL State GO	5.00%		11/1/2027	BBB-	2,500	2,774,875
MD EDC–CNX Consol Energy	5.75%		9/1/2025	BB-	1,975	2,035,158
MD EDC–Maryland Port	5.125%		6/1/2020	NR	355	366,733
NJ EDA–Port Newark AMT	5.00%		10/1/2021	Ba1	1,000	1,065,600
NY Trans Dev Corp–Delta AMT	5.00%		1/1/2024	Baa3	5,015	5,626,629

See Notes to Financial Statements.	97

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND March 31, 2019

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Transportation (continued)
PR Hwy & Trans Auth(e)	5.50%		7/1/2024	C	$45	$14,400
PR Hwy & Trans Auth (AGC)	4.00%		7/1/2020	AA	225	227,930
PR Hwy & Trans Auth (AGC)	5.25%		7/1/2019	AA	75	75,445
PR Hwy & Trans Auth (AMBAC)	3.03% (CPI Based	)#	7/1/2028	C	1,320	1,197,900
Total						18,586,390

Utilities 12.21%
Burke Co Dev–Oglethorpe Power	3.00%	#(c)	11/1/2045	A-	1,535	1,551,025
Chicago Wastewater	5.00%		1/1/2023	A	370	409,320
City of Rockport Poll Ctl–IN MI Pwr	3.05%		6/1/2025	A-	1,000	1,022,710
CO Public Auth–ML	6.125%		11/15/2023	A2	1,855	2,072,443
DE EDA–NRG Energy	6.00%		10/1/2040	Baa3	2,600	2,748,122
Detroit Sewer	5.00%		7/1/2022	A+	235	256,597
Farmington Poll Ctl–NM Pub Svc	2.125%	#(c)	6/1/2040	BBB+	500	495,375
HI Dept Budget–Hawaiian Electric AMT	3.10%		5/1/2026	Baa2	3,495	3,548,369
Jefferson Co Sewer	5.00%		10/1/2021	BBB	1,300	1,386,918
KY Muni Pwr–Prairie State Proj	3.45%	#(c)	9/1/2042	A-	850	871,293
Northern CA Gas–Goldman Sachs	4.00%	#(c)	7/1/2049	A3	1,000	1,078,980
Northern CA Gas–Morgan Stanley	2.594% (3 Mo. LIBOR * .67 + .72%	)#	7/1/2027	A3	1,000	972,960
PEAK Energy–BP	4.00%	#(c)	1/1/2049	A1	1,880	2,043,823
PR Aqueduct & Swr Auth	4.25%		7/1/2025	Ca	710	681,600
PR Aqueduct & Swr Auth	5.00%		7/1/2022	Ca	2,015	2,025,075
PR Elec Pwr Auth(e)	4.10%		7/1/2019	Ca	240	166,200
PR Elec Pwr Auth(e)	4.25%		7/1/2020	Ca	400	277,000
PR Elec Pwr Auth(e)	5.25%		7/1/2027	Ca	2,630	1,867,300
PR Elec Pwr Auth (AGM)	5.00%		7/1/2024	AA	145	149,715
PR Elec Pwr Auth (NPFGC)(FGIC)	5.00%		7/1/2019	Baa2	645	647,722
PR Elec Pwr Auth (NPFGC)(FGIC)	5.00%		7/1/2021	Baa2	100	100,722
SE AL Gas Dist–Goldman Sachs	4.00%	#(c)	4/1/2049	A3	1,530	1,634,560
TEAC–Goldman Sachs	4.00%	#(c)	11/1/2049	A3	4,570	4,933,635
TX Muni Gas Acq & Supply–Macquarie	5.00%		12/15/2029	A3	1,800	1,960,650
TX Muni Gas Acq & Supply–ML	5.25%		12/15/2022	A2	1,515	1,679,074
WV EDA–Appalachian Pwr	2.625%	#(c)	12/1/2042	A-	750	762,443
WV EDA–Morgantown Energy AMT	2.875%		12/15/2026	Baa3	2,890	2,840,552
WV EDA–Wheeling Pwr AMT	3.00%	#(c)	6/1/2037	A-	2,600	2,625,298
Total						40,809,481
Total Municipal Bonds (cost $323,200,617)						329,103,538

98	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND March 31, 2019

Investments	Interest Rate#	Interest Rate Reset Date(f)	Final Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
SHORT-TERM INVESTMENTS 0.43%

Variable Rate Demand Notes 0.43%

General Obligation 0.21%
NYC GO	1.52%	4/1/2019	6/1/2044	Aa1	$700	$700,000

Money Market Securities 0.22%
NYC TFA	1.55%	4/1/2019	11/1/2022	AAA	725	725,000
Total Short-Term Investments (cost $1,425,000)						1,425,000
Total Investments in Securities 98.88% (cost $324,625,617)						330,528,538
Cash and Other Assets in Excess of Liabilities(k) 1.12%						3,742,440
Net Assets 100.00%						$334,270,978

Open Futures Contracts at March 31, 2019:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 2-Year Treasury Note	June 2019	54	Short	$(11,469,839)	$(11,507,062)	$(37,223)
U.S. 10-Year Treasury Note	June 2019	36	Short	(4,414,717)	(4,471,875)	(57,158)
Total Unrealized Depreciation on Open Futures Contracts						$(94,381)

Note: See Footnotes to Schedule of Investments on page 127 of this report.

The following is a summary of the inputs used as of March 31, 2019 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Municipal Bonds	$–	$329,103,538	$–	$329,103,538
Short-Term Investments
Variable Rate Demand Notes	–	1,425,000	–	1,425,000
Total	$–	$330,528,538	$–	$330,528,538
Other Financial Instruments
Futures Contracts
Assets	$–	$–	$–	$–
Liabilities	(94,381)	–	–	(94,381)
Total	$(94,381)	$–	$–	$(94,381)

(1)	Refer to Note 2(i) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry.
(3)	There were no Level 1/Level 2 transfers during the period ended March 31, 2019.

See Notes to Financial Statements.	99

Schedule of Investments (unaudited)(concluded)

SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND March 31, 2019

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Municipal Bonds
Balance as of October 1, 2018	$256,724
Accrued Discounts (Premiums)	–
Realized Gain (Loss)	–
Change in Unrealized Appreciation (Depreciation)	–
Purchases	–
Sales	–
Transfers into Level 3	–
Transfers out of Level 3	(256,724)
Balance as of March 31, 2019	$–
Change in unrealized appreciation/depreciation for the period ended March 31, 2019 related to Level 3 investments held at March 31, 2019	$–

100	See Notes to Financial Statements.

Schedule of Investments (unaudited)

CALIFORNIA TAX FREE FUND March 31, 2019

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
MUNICIPAL BONDS 98.78%

Corporate-Backed 0.65%
CA Poll Ctl–Poseidon Res AMT†	5.00%	11/21/2045	Baa3	$2,020	$2,131,847

Education 7.49%
CA Dev Auth–Culinary Institute	5.00%	7/1/2036	Baa2	400	450,336
CA Dev Auth–Culinary Institute	5.00%	7/1/2041	Baa2	380	422,906
CA Dev Auth–Culinary Institute	5.00%	7/1/2046	Baa2	880	976,475
CA Ed Fac Auth–Loyola Marymount Univ	5.00%	10/1/2048	A2	1,000	1,165,160
CA Ed Facs–ArtCenter College of Design	5.00%	12/1/2044	Baa1	1,500	1,720,905
CA Ed Facs–Chapman Univ	5.00%	4/1/2040	A2	1,000	1,124,970
CA Ed Facs–Santa Clara Univ	5.00%	4/1/2039	Aa3	1,000	1,137,220
CA Ed Facs–Stanford Univ(a)	5.00%	5/1/2049	AAA	2,000	2,789,660
CA Ed Facs–Univ of San Francisco	5.00%	10/1/2053	A2	2,000	2,307,660
CA Fin Auth–Biola Univ	5.00%	10/1/2029	Baa1	330	366,633
CA Fin Auth–Univ of San Diego	5.00%	10/1/2029	A1	2,225	2,467,369
CA MFA–Univ of La Verne	5.00%	6/1/2043	A3	1,000	1,148,360
CA Muni Fin–Biola Univ	5.00%	10/1/2032	Baa1	400	466,280
CA Muni Fin–Julian Chtr Sch†	5.625%	3/1/2045	B+	500	495,660
CA Sch Fin Auth–Green Dot Schs†	5.00%	8/1/2045	NR	500	541,055
CA Sch Fin Auth–KIPP LA†	5.00%	7/1/2045	BBB	540	587,201
Ripon USD (BAM)	5.50%	8/1/2043	AA	1,000	1,177,000
Univ of CA	5.25%	5/15/2047	AA	2,000	2,374,420
Univ of CA	5.25%	5/15/2058	AA	2,500	2,961,075
Total					24,680,345

General Obligation 22.31%
Albany CA USD	4.00%	8/1/2046	Aa3	1,000	1,048,000
Banning Unified Sch Dist (AGM)	5.25%	8/1/2042	AA	1,115	1,321,654
CA State GO	4.00%	9/1/2035	AA-	1,145	1,249,252
CA State GO	5.00%	2/1/2032	AA-	2,000	2,166,360
CA State GO	5.00%	4/1/2032	AA-	2,200	2,848,956
CA State GO	5.00%	2/1/2033	AA-	1,000	1,082,100
CA State GO	5.00%	8/1/2038	AA-	1,565	1,827,294
CA State GO	5.25%	10/1/2029	AA-	1,500	1,527,225
CA State GO	5.25%	8/1/2032	AA-	2,500	2,946,950
CA State GO	5.25%	10/1/2032	AA-	4,000	4,343,440
CA State GO	5.25%	4/1/2035	AA-	3,000	3,279,540
CA State GO	5.25%	10/1/2039	Aa3	500	588,165

See Notes to Financial Statements.	101

Schedule of Investments (unaudited)(continued)

CALIFORNIA TAX FREE FUND March 31, 2019

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
General Obligation (continued)
CA State GO	5.50%	3/1/2040	AA-	$2,000	$2,061,680
CA State GO	6.50%	4/1/2033	AA-	1,605	1,606,364
Centinela UHSD (BAM)	4.00%	8/1/2052	AA	1,615	1,679,616
Centinela UHSD (BAM)	5.00%	8/1/2052	AA	2,000	2,326,380
Cupertino USD(a)	2.50%	8/1/2033	Aa1	740	724,667
Grossmont UHSD	5.00%	8/1/2043	Aa2	1,250	1,401,887
Grossmont UHSD (AGM)	Zero Coupon	6/1/2040	AA	2,000	787,560
Huntington Beach City SD	4.00%	8/1/2048	Aa1	1,000	1,057,320
Imperial Unified Sch Dist (BAM)	5.25%	8/1/2043	AA	2,000	2,380,980
Irvine Unified School District	4.00%	9/1/2042	Aa1	1,915	2,042,271
Irvine Unified School District	5.50%	9/1/2035	Aa1	1,060	1,354,966
Irvine USD–Spl Tax (BAM)	5.00%	9/1/2038	AA	1,000	1,125,050
Irvine USD–Spl Tax (BAM)	5.00%	9/1/2056	AA	1,000	1,142,510
Los Angeles USD	5.00%	7/1/2029	Aa2	2,225	2,243,957
Marin Healthcare Dist	4.00%	8/1/2040	Aa2	1,000	1,056,320
New Haven USD	4.00%	8/1/2047	NR	2,415	2,540,266
Newport Mesa USD	Zero Coupon	8/1/2041	Aaa	1,325	576,402
Newport-Mesa USD	Zero Coupon	8/1/2045	Aaa	2,000	732,800
Orange USD	4.00%	8/1/2047	AA	1,000	1,067,990
PR Comwlth GO(e)	6.00%	7/1/2039	Ca	2,000	1,300,000
San Benito HSD	Zero Coupon	8/1/2041	Aa3	1,640	686,963
San Benito HSD	Zero Coupon	8/1/2042	Aa3	1,795	718,395
San Benito HSD	Zero Coupon	8/1/2043	Aa3	2,600	995,592
San Francisco Arpt AMT	5.25%	5/1/2042	A+	1,000	1,172,170
San Francisco CCD	5.00%	6/15/2028	Aa3	1,000	1,190,230
San Gorgonio Mem Hlthcare Dist	5.00%	8/1/2032	Baa3	1,000	1,097,910
San Leandro Unified Sch Dist (BAM)	5.25%	8/1/2046	AA	1,750	2,081,135
San Rafael HSD	4.50%	8/1/2042	AA	1,150	1,287,920
Santa Barbara Unified Sch Dist	4.00%	8/1/2036	Aa1	750	820,223
Santa Barbara USD	4.00%	8/1/2044	Aa1	1,000	1,076,620
Santa Clara USD(a)	3.25%	7/1/2044	AAA	2,500	2,458,100
Simi Valley GO	4.00%	8/1/2046	Aa3	1,065	1,139,060
Southwestern Community College Dist Zero Coupon		8/1/2041	Aa2	1,100	502,293
Sweetwater UHSD (BAM)	5.00%	8/1/2027	AA	1,000	1,144,910
West Contra Costa USD	6.00%	8/1/2027	AA-	1,000	1,334,420
Yosemite CCD	Zero Coupon	8/1/2042	Aa2	3,230	2,405,704
Total					73,549,567

102	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CALIFORNIA TAX FREE FUND March 31, 2019

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care 13.68%
Abag Fin Auth–Eskaton Pptys	5.00%	11/15/2035	BBB		$1,000	$1,077,160
Abag Fin Auth–Sharp Hlthcare	5.00%	8/1/2043	AA		1,000	1,108,150
Adventist Health System–West	5.00%	3/1/2048	A		2,750	3,174,710
Antelope Valley Hlth	5.25%	3/1/2036	Ba3		1,000	1,069,630
CA Hlth–Childrens Hsp Los Angeles	5.00%	8/15/2047	BBB+		1,000	1,127,820
CA Hlth–Childrens Hsp Los Angeles	5.00%	11/15/2029	BBB+		1,000	1,101,120
CA Hlth–Childrens Hsp Orange Co	5.25%	11/1/2035	A+		2,000	2,181,980
CA Hlth–Dignity Hlth	5.50%	7/1/2025	A		1,200	1,203,948
CA Hlth–Providence St. Joes Hlth	4.00%	10/1/2047	AA-		1,630	1,695,868
CA Hlth–Rady Childrens Hsp	5.50%	8/15/2033	Aa3		2,000	2,178,680
CA Hlth–Sutter Hlth	4.00%	11/15/2042	AA-		1,120	1,186,797
CA Hlth Facs–Kaiser Permanente	5.00%	11/1/2047	AA-		1,000	1,387,640
CA Muni Fin–Channing House Pjt	5.00%	5/15/2047	AA-		2,000	2,315,200
CA Muni Fin–Cmnty Med Ctrs	4.00%	2/1/2042	A-		1,120	1,158,562
CA Muni Fin–Cmnty Med Ctrs	5.00%	2/1/2040	A-		500	556,475
CA Muni Fin–Cmnty Med Ctrs	5.00%	2/1/2047	A-		1,000	1,113,840
CA Muni Fin–Senior Cartias Pjt	4.00%	8/15/2037	BBB		1,000	1,035,240
CA Statewide–Beverly	5.00%	2/1/2035	BBB-		1,250	1,364,287
CA Stwde–American Baptist	5.00%	10/1/2045	BBB+	(d)	1,000	1,081,300
CA Stwde–Daughters of Charity	5.50%	7/1/2039	CC		460	452,148
CA Stwde–Henry Mayo Mem Hsp (AGM)	5.25%	10/1/2043	AA		775	866,001
CA Stwde–Huntington Memorial Hosp	4.00%	7/1/2048	A-		1,000	1,031,500
CA Stwde–John Muir Hlth	4.00%	12/1/2057	A+		1,000	1,012,560
CA Stwde–Loma Linda Univ Med Ctr	5.25%	12/1/2034	BB-		2,100	2,326,401
CA Stwde–Loma Linda Univ Med Ctr	5.50%	12/1/2054	BB-		1,010	1,104,799
CA Stwde–Loma Linda Univ Med Ctr†	5.50%	12/1/2058	BB-		1,125	1,274,422
CA Stwde–So Cal Presbyterian†	7.00%	11/15/2029	BBB+	(d)	1,000	1,029,060
La Verne COP–Brethren Hillcrest Homes	5.00%	5/15/2029	BBB-	(d)	635	668,014
Oroville–Oroville Hsp	5.25%	4/1/2049	BB+		1,500	1,683,945
Palomar Hlth	5.00%	11/1/2039	BBB		1,450	1,594,521
San Buenaventura–Cmnty Mem Hlth	8.00%	12/1/2031	BB		2,000	2,257,100
Sierra Joint CCD	4.00%	8/1/2053	Aa1		1,500	1,583,325
Whittier Hlth Fac–Presbyterian Intercmnty Hsp	5.75%	6/1/2029	A		1,000	1,086,890
Total						45,089,093

Housing 1.49%
CA Muni Fin–Caritas Affordable Hsg	5.00%	8/15/2030	BBB+		1,000	1,108,940
CA Muni Fin–UC Berkeley Hsg	5.00%	6/1/2050	Baa3		500	535,510

See Notes to Financial Statements.	103

Schedule of Investments (unaudited)(continued)

CALIFORNIA TAX FREE FUND March 31, 2019

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Housing 1.49%
CA Stwde–CHF-Irvine LLC	5.00%	5/15/2035	Baa1	$1,000	$1,135,170
CA Stwde–CHF-Irvine LLC	5.125%	5/15/2031	Baa1	1,500	1,593,690
CA Stwde–College of the Arts Student Hsg†	5.25%	7/1/2049	BB+	500	539,000
Total					4,912,310

Lease Obligations 3.23%
CA Pub Wks–Judicial Council	5.00%	12/1/2028	A+	1,000	1,084,850
CA Pub Wks–State Prisons	5.75%	10/1/2031	A+	2,000	2,190,400
CA Pub Wks–Various Cap Proj	5.00%	4/1/2037	A+	1,000	1,081,970
Santa Ana USD COP (AGM)	Zero Coupon	4/1/2019	AA	2,295	2,295,000
Santa Barbara COPs AMT	5.00%	12/1/2036	AA	3,395	3,994,150
Total					10,646,370

Other Revenue 3.23%
CA Infra & Econ Dev–Acad Motion Pict	5.00%	11/1/2041	Aa2	1,010	1,123,393
CA Infra & Econ Dev–Gladstone Inst	5.25%	10/1/2034	A-	2,000	2,159,680
CA Muni Fin–American Heritage	5.00%	6/1/2036	BBB-	1,000	1,104,270
CA Muni Fin–Oceaa	6.75%	10/1/2028	NR	1,090	1,091,068
CA Sch Fin Auth–Aspire†	5.00%	8/1/2046	BBB	1,000	1,081,630
CA Sch Fin Auth–Green Dot Charter†	5.00%	8/1/2038	BBB-	1,000	1,128,670
CA Sch Fin Auth–KIPP LA	5.00%	7/1/2034	BBB	600	654,246
MSR Energy Auth–Citi	6.125%	11/1/2029	BBB+	1,250	1,566,025
MSR Energy Auth–Citi	6.50%	11/1/2039	BBB+	500	726,035
Total					10,635,017

Special Tax 6.19%
Brentwood Infra Fin Auth	5.00%	9/2/2036	NR	500	562,140
CA Reassmt Dist 15/2 Irvine	5.00%	9/2/2028	NR	1,000	1,143,760
Inland Valley Redev Agy	5.25%	9/1/2037	A-	1,325	1,502,444
Irvine CFD–Great Park	5.00%	9/1/2044	NR	500	539,735
Irvine USD–Spl Tax	5.00%	3/1/2057	NR	1,000	1,102,350
Lake Elsinore PFA	5.00%	9/1/2035	NR	920	1,014,189
Orange Co CFD–Esencia	5.25%	8/15/2045	NR	1,000	1,098,500
Poway USD PFA (BAM)	5.00%	9/1/2035	AA+	1,785	2,061,693
River Islands PFA–CFD 2003	5.50%	9/1/2045	NR	500	535,585
Roseville CFD–Westpark	5.00%	9/1/2031	NR	1,000	1,104,210
San Clemente Cmnty Facs	5.00%	9/1/2040	NR	985	1,077,482
San Diego Redev Agy–No Pk Redev	7.00%	11/1/2039	A	1,000	1,032,130
San Francisco Redev–Mission Bay North	6.75%	8/1/2041	A-	1,000	1,098,250

104	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CALIFORNIA TAX FREE FUND March 31, 2019

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Special Tax (continued)
San Francisco Redev–Mission Bay South	6.625%	8/1/2039	BBB+	$1,500	$1,525,815
San Mateo CFD–Bay Meadows	5.50%	9/1/2044	NR	500	539,080
Santa Cruz Redev Agy–Live Oak	6.625%	9/1/2029	NR	500	510,670
Santa Cruz Redev Agy–Live Oak	7.00%	9/1/2036	NR	500	511,355
Temecula Vly USD Fin Auth (BAM)	5.00%	9/1/2035	AA	1,505	1,717,777
Union City Redev Agy–Tax Alloc	6.875%	12/1/2033	A+	1,510	1,728,814
Total					20,405,979

Tax Revenue 2.12%
City of Sacramento–TOT Revs	5.00%	6/1/2048	A1	1,000	1,168,350
PR Corp Sales Tax	Zero Coupon	7/1/2024	NR	27	22,704
PR Corp Sales Tax	Zero Coupon	7/1/2027	NR	46	34,357
PR Corp Sales Tax	Zero Coupon	7/1/2029	NR	45	29,894
PR Corp Sales Tax	Zero Coupon	7/1/2031	NR	57	33,791
PR Corp Sales Tax	Zero Coupon	7/1/2033	NR	134	71,279
PR Corp Sales Tax	Zero Coupon	7/1/2046	NR	616	133,272
PR Corp Sales Tax	Zero Coupon	7/1/2051	NR	501	79,894
PR Corp Sales Tax	4.50%	7/1/2034	NR	47	47,636
PR Corp Sales Tax	4.55%	7/1/2040	NR	24	23,677
PR Corp Sales Tax	4.55%	7/1/2040	NR	244	215,942
PR Corp Sales Tax	4.75%	7/1/2053	NR	7	6,020
PR Corp Sales Tax	4.75%	7/1/2053	NR	176	167,318
PR Corp Sales Tax	5.00%	7/1/2058	NR	98	85,996
PR Corp Sales Tax	5.00%	7/1/2058	NR	1,000	990,550
San Jose Spl Tax–Conv Ctr	6.125%	5/1/2031	A+	1,000	1,089,350
Sonoma Marin Area Rail Rmkt	5.00%	3/1/2029	AA	1,500	1,647,225
Tustin CFD 06–1-Tust Leg/Colum Vil	5.00%	9/1/2037	A-	1,000	1,143,590
Total					6,990,845

Tobacco 4.77%
CA Statewide Fin Auth–Tobacco Settlement	Zero Coupon	6/1/2046	NR	5,000	917,600
Golden St Tobacco	Zero Coupon	6/1/2047	CCC+	2,700	432,243
Golden St Tobacco	5.00%	6/1/2029	BBB	1,000	1,159,530
Golden St Tobacco	5.00%	6/1/2034	BBB	1,050	1,196,360
Golden St Tobacco	5.00%	6/1/2047	NR	1,250	1,247,475
Golden St Tobacco	5.00%	6/1/2047	NR	2,260	2,255,435
Golden St Tobacco	5.25%	6/1/2047	NR	1,250	1,263,325

See Notes to Financial Statements.	105

Schedule of Investments (unaudited)(continued)

CALIFORNIA TAX FREE FUND March 31, 2019

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Tobacco (continued)
Inland Empire Tobacco†	Zero Coupon		6/1/2057	NR		$3,000	$110,340
Inland Empire Tobacco	5.00%		6/1/2021	NR		815	815,130
LA Cnty Tobacco	5.70%		6/1/2046	B2		1,070	1,070,407
LA Co Tobacco	Zero Coupon		6/1/2046	NR		2,140	306,234
Nthrn CA Tobacco	5.50%		6/1/2045	B-		1,115	1,120,084
San Diego Tobacco Settlement	4.00%		6/1/2032	BBB		980	1,006,440
Silicon Valley Tobacco	Zero Coupon		6/1/2041	NR		5,000	1,384,000
Silicon Valley Tobacco	Zero Coupon		6/1/2056	NR		2,000	72,460
Sthrn CA Tobacco	Zero Coupon		6/1/2046	CCC		2,500	258,525
Sthrn CA Tobacco	Zero Coupon		6/1/2046	CCC		2,500	316,550
Sthrn CA Tobacco	5.00%		6/1/2037	BB+		805	805,089
Total							15,737,227

Transportation 21.24%
Alameda Corridor Trsp Auth	5.00%		10/1/2036	BBB+		1,500	1,691,055
Alameda Corridor Trsp Auth (AGM)	4.00%		10/1/2037	AA		1,500	1,596,795
Alameda Corridor Trsp Auth (AGM)	5.00%		10/1/2029	AA		1,425	1,622,191
Bay Area Toll Auth	4.00%		4/1/2038	AA-		2,000	2,136,620
Bay Area Toll Auth	4.00%		4/1/2042	AA-		1,500	1,585,470
CA Muni Fin Auth–LINXS AMT	5.00%		12/31/2031	BBB+	(d)	1,000	1,176,340
CA Muni Fin Auth–LINXS AMT	4.00%		12/31/2047	BBB+	(d)	5,385	5,570,513
CA Muni Fin Auth–LINXS AMT	5.00%		12/31/2035	BBB+	(d)	1,000	1,159,910
CA Muni Fin Auth–LINXS AMT	5.00%		12/31/2043	BBB+	(d)	1,000	1,138,360
CA Muni Fin Auth–LINXS APM Proj AMT	5.00%		12/31/2047	BBB+	(d)	2,005	2,273,068
Foothill / Eastern Corridor Toll Rd	Zero Coupon		1/15/2033	A-		1,500	924,825
Foothill / Eastern Corridor Toll Rd	3.95%	#(c)	1/15/2053	A-		2,470	2,534,566
Foothill / Eastern Corridor Toll Rd	5.50%	#(c)	1/15/2053	A-		250	278,853
Foothill / Eastern Corridor Toll Rd	5.75%		1/15/2046	A-		1,835	2,109,498
Foothill / Eastern Corridor Toll Rd	6.00%		1/15/2049	A-		4,285	5,011,436
Foothill / Eastern Corridor Toll Rd	6.00%		1/15/2053	A-		3,060	3,571,418
Long Beach Harbor AMT	5.00%		5/15/2028	AA		1,000	1,165,140
Los Angeles Dept Arpts–LAX AMT	5.00%		5/15/2041	AA		1,000	1,128,550
Los Angeles Dept Arpts–LAX AMT	5.00%		5/15/2046	AA-		1,000	1,132,460
Los Angeles Dept Arpts–LAX AMT	5.00%		5/15/2047	AA-		2,000	2,292,540
Los Angeles Dept Arpts–LAX AMT	5.25%		5/15/2048	AA-		2,000	2,368,160
Los Angeles Harbor AMT	5.00%		8/1/2036	AA		1,000	1,129,060
Port Oakland AMT	5.125%		5/1/2031	A+		1,250	1,323,588
Riverside Co Trsp Commn	Zero Coupon		6/1/2028	BBB		1,000	762,560

106	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CALIFORNIA TAX FREE FUND March 31, 2019

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Transportation (continued)
Riverside Co Trsp Commn	5.75%		6/1/2048	BBB	$1,500	$1,645,485
Sacramento Co Arpt	5.00%		7/1/2041	A	1,130	1,299,285
San Diego Arpt AMT	5.00%		7/1/2027	A+	1,000	1,126,140
San Diego Arpt AMT	5.00%		7/1/2047	NR	2,000	2,280,600
San Francisco Arpt AMT	4.00%		5/1/2049	A+	1,000	1,060,630
San Francisco Arpt AMT	5.00%		5/1/2027	A+	1,430	1,525,338
San Francisco Arpt AMT	5.00%		5/1/2040	A+	1,500	1,671,090
San Francisco Port AMT	5.00%		3/1/2030	A1	1,415	1,577,428
San Joaquin Hills Trsp Corridor	5.00%		1/15/2029	A-	1,000	1,138,700
San Joaquin Hills Trsp Corridor	5.00%		1/15/2050	A-	4,585	5,022,088
San Joaquin Hills Trsp Corridor	5.25%		1/15/2049	BBB+	930	1,019,959
San Joaquin Hills Trsp Corridor (NPFGC)(FGIC)	Zero Coupon		1/15/2036	Baa2	1,200	642,408
San Jose Arpt AMT	5.00%		3/1/2047	A	2,380	2,713,652
San Jose Arpt AMT	6.25%		3/1/2034	A	1,500	1,617,315
Total						70,023,094

Utilities 12.38%
Adelanto Util Sys (AGM)	5.00%		7/1/2039	AA	500	585,325
CA Poll Ctl–Poseidon Res†	5.00%		11/21/2045	Baa3	1,000	1,150,560
Casitas Muni Water Dist (BAM)	5.25%		9/1/2047	AA	1,500	1,786,890
Chula Vista IDR–San Diego G & E Rmkt	5.875%		1/1/2034	A	1,000	1,007,490
El Dorado Irrigation Dist (AGM)	5.25%		3/1/2039	AA	750	858,345
Guam Pwr Auth (AGM)	5.00%		10/1/2034	AA	705	786,999
Guam Waterworks Auth	5.50%		7/1/2043	A-	525	568,827
Long Beach Nat Gas–ML	3.228% (3 Mo. LIBOR * .67 + 1.43%	)#	11/15/2026	A2	1,000	998,790
Long Beach Nat Gas–ML	5.25%		11/15/2020	A2	1,505	1,585,563
Long Beach Nat Gas–ML	5.50%		11/15/2037	A2	1,245	1,632,643
Los Angeles DWAP–Pwr Sys	5.25%		7/1/2037	AA	1,500	1,798,050
Los Angeles DWAP–Pwr Sys	5.25%		7/1/2049	AA	1,000	1,212,300
Los Angeles Wastewater	5.00%		6/1/2044	AA+	1,000	1,133,550
MSR Energy Auth–Citi	6.50%		11/1/2039	BBB+	1,050	1,524,673
MSR Energy Auth–Citi	6.50%		11/1/2039	BBB+	2,305	3,347,021
MSR Energy Auth–Citi	7.00%		11/1/2034	BBB+	2,500	3,692,800
Northern CA Gas–Goldman Sachs	4.00%	#(c)	7/1/2049	A3	1,000	1,078,980
Northern CA Gas–Morgan Stanley	2.594% (3 Mo. LIBOR * .67 + .72%	)#	7/1/2027	A3	2,050	1,994,568

See Notes to Financial Statements.	107

Schedule of Investments (unaudited)(continued)

CALIFORNIA TAX FREE FUND March 31, 2019

Investments		Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Utilities (continued)
PR Elec Pwr Auth(e)		5.25%		7/1/2024	Ca	$255	$181,050
PR Elec Pwr Auth(e)		5.25%		7/1/2033	Ca	115	81,650
PR Elec Pwr Auth(e)		7.00%		7/1/2040	Ca	450	329,625
San Diego Water		5.00%		8/1/2043	Aa3	1,000	1,191,040
San Francisco City & Co PUC Wastewater		4.00%		10/1/2043	AA	1,250	1,332,350
Santa Maria Wtr & Wastewtr		5.00%		2/1/2027	AA-	1,000	1,095,750
Silicon Valley Clean Wtr		4.00%		8/1/2046	AA	1,500	1,608,570
Southern CA Pub Pwr Auth–Apex		5.00%		7/1/2038	AA	1,000	1,146,480
Southern CA Pub Pwr Auth–Goldman Sachs	3.303% (3 Mo. LIBOR * .67 + 1.47%		)#	11/1/2038	A3	670	620,708
Southern CA Pub Pwr Auth–Goldman Sachs		5.00%		11/1/2033	A3	3,295	3,991,563
Stockton PFA–Wastewater (BAM)		5.00%		9/1/2029	AA	1,000	1,154,060
Valley Co Wtr Dist		4.50%		1/1/2048	NR	1,225	1,349,962
Total							40,826,182
Total Municipal Bonds (cost $308,975,792)							325,627,876

		Interest
		Rate		Final
	Interest	Reset		Maturity
	Rate#	Date(f)		Date
SHORT-TERM INVESTMENTS 0.85%

Variable Rate Demand Notes 0.85%

General Obligation
CA State GO	1.15%	4/1/2019		5/1/2034	AAA	200	200,000
CA State GO	1.23%	4/1/2019		5/1/2034	AA+	2,610	2,610,000
Total							2,810,000
Total Short-Term Investments (cost $2,810,000)							2,810,000
Total Investments in Securities 99.63% (cost $311,785,792)							328,437,876
Cash and Other Assets in Excess of Liabilities(k) 0.37%							1,230,527
Net Assets 100.00%							$329,668,403

Open Futures Contracts at March 31, 2019:

				Notional	Notional	Unrealized
Type	Expiration	Contracts	Position	Amount	Value	Depreciation
U.S. Long Bond	June 2019	30	Short	$(4,384,165)	$(4,489,688)	$(105,523)

Note: See Footnotes to Schedule of Investments on page 127 of this report.

108	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

CALIFORNIA TAX FREE FUND March 31, 2019

The following is a summary of the inputs used as of March 31, 2019 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Municipal Bonds	$–	$325,627,876	$–	$325,627,876
Short-Term Investments
Variable Rate Demand Notes	–	2,810,000	–	2,810,000
Total	$–	$328,437,876	$–	$328,437,876
Other Financial Instruments
Futures Contracts
Assets	$–	$–	$–	$–
Liabilities	(105,523)	–	–	(105,523)
Total	$(105,523)	$–	$–	$(105,523)

(1)	Refer to Note 2(i) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry.
(3)	There were no Level 1/Level 2 transfers during the period ended March 31, 2019.

See Notes to Financial Statements.	109

Schedule of Investments (unaudited)

NEW JERSEY TAX FREE FUND March 31, 2019

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount	Fair
Investments	Rate	Date	Moody’s	(000)	Value
MUNICIPAL BONDS 97.02%

Corporate-Backed 4.34%
Gloucester Co Poll Ctl–Logan AMT	5.00%	12/1/2024	BBB-	$250	$267,777
NJ EDA–Continental Airlines AMT	5.25%	9/15/2029	BB	1,675	1,829,837
NJ EDA–Continental Airlines AMT	5.50%	4/1/2028	BB	320	320,685
NJ EDA–Continental Airlines AMT	5.50%	6/1/2033	BB	350	387,975
NJ EDA–Goethals Brdg AMT	5.00%	7/1/2023	BBB-	70	77,893
NJ EDA–Goethals Brdg AMT	5.00%	1/1/2028	BBB-	100	111,406
NJ EDA–Goethals Brdg AMT (AGM)	5.00%	1/1/2031	AA	205	227,411
Salem Co Poll Ctl–Chambers AMT	5.00%	12/1/2023	BBB-	1,300	1,388,946
Total					4,611,930

Education 6.93%
NJ Ed Facs–Kean Univ (AGM)	5.00%	7/1/2027	AA	325	377,179
NJ Ed Facs–NJ City Univ (AGM)	5.00%	7/1/2030	AA	580	682,590
NJ Ed Facs–Princeton Univ	5.00%	7/1/2025	AAA	420	491,623
NJ Ed Facs–Rider Univ	5.00%	7/1/2047	Baa2	500	543,900
NJ Ed Facs–Stockton Univ	5.00%	7/1/2041	Baa1	800	892,520
NJ Ed Facs–William Paterson Univ (BAM)	5.00%	7/1/2027	AA	500	591,965
NJ EDA–Montclair St Univ (AGM)	5.00%	6/1/2042	AA	500	564,140
NJ Higher Ed Assistance Auth AMT	4.125%	12/1/2024	Aaa	540	566,433
NJ Higher Ed Assistance Auth AMT	5.00%	12/1/2021	Aaa	1,000	1,078,060
NJ Higher Ed Assistance Auth AMT	5.00%	12/1/2022	Aaa	750	826,927
Rutgers State Univ	5.00%	5/1/2028	Aa3	300	374,520
Seton Hall Univ	5.00%	7/1/2034	A-	325	373,942
Total					7,363,799

Financial Services 0.22%
NJ Higher Ed Assistance Auth AMT	5.00%	12/1/2028	Aaa	200	238,448

General Obligation 6.95%
Atlantic City GO (AGM)	5.00%	3/1/2037	AA	500	566,710
Atlantic City GO (BAM)	5.00%	3/1/2042	AA	750	841,185
Cumberland Co Impt Auth (BAM)	4.00%	10/1/2048	AA	750	786,915
Essex Co Impt Auth–Covanta AMT†	5.25%	7/1/2045	BB-	400	402,844
Hudson Co Impt Auth–Solid Waste GTD	5.75%	1/1/2035	Aa3	1,340	1,379,785
Jersey City GO	5.00%	11/1/2033	AA-	135	159,806
New Jersey St Various Purp	5.00%	6/1/2027	A-	185	214,569
Newark Hsg Auth–Port Newark	4.00%	1/1/2037	AA-	500	528,865

110	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NEW JERSEY TAX FREE FUND March 31, 2019

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount	Fair
Investments	Rate	Date	Moody’s	(000)	Value
General Obligation (continued)
NJ State GO	5.00%	6/1/2027	A-	$680	$813,606
PR Comwlth GO(e)	5.375%	7/1/2030	Ca	1,000	572,500
PR Comwlth GO(e)	5.625%	7/1/2032	Ca	100	57,250
Union Co Util Auth–Covanta GTD AMT	4.75%	12/1/2031	AA+	1,000	1,066,270
Total					7,390,305

Health Care 11.56%
Camden Co Impt Auth–Cooper Hlth	5.00%	2/15/2030	BBB+	500	553,605
Camden Co Impt Auth–Cooper Hlth	5.00%	2/15/2032	BBB+	500	549,110
Camden Co Impt Auth–Cooper Hlth	5.75%	2/15/2042	BBB+	425	464,223
NJ EDA–Bancroft Neurohealth	5.00%	6/1/2036	NR	220	228,296
NJ EDA–Lions Gate	5.25%	1/1/2044	NR	245	250,865
NJ Hlth–AHS Hsp Corp	5.00%	7/1/2030	AA-	105	125,318
NJ Hlth–AHS Hsp Corp	5.00%	7/1/2031	AA-	100	118,415
NJ Hlth–Hackensack Meridian Hlth	5.00%	7/1/2027	AA-	300	368,973
NJ Hlth–Hackensack Meridian Hlth	5.00%	7/1/2029	AA-	620	755,569
NJ Hlth–Hackensack Meridian Hlth	5.00%	7/1/2031	AA-	640	767,923
NJ Hlth–Hackensack Meridian Hlth	5.00%	7/1/2033	AA-	260	308,571
NJ Hlth–Hunterdon Med Ctr	5.00%	7/1/2034	A-	500	555,675
NJ Hlth–Inspira Hlth	5.00%	7/1/2034	A2	250	286,407
NJ Hlth–Inspira Hlth	5.00%	7/1/2035	A2	100	115,766
NJ Hlth–Inspira Hlth	5.00%	7/1/2042	A2	540	616,108
NJ Hlth–Princeton Hlth	5.00%	7/1/2039	AA	1,000	1,152,610
NJ Hlth–Robert Wood Hsp	5.25%	7/1/2028	AA-	500	567,710
NJ Hlth–RWJ Barnabas	5.00%	7/1/2033	AA-	1,065	1,244,996
NJ Hlth–RWJ Barnabas	5.00%	7/1/2043	AA-	825	942,554
NJ Hlth–St Josephs Hlth	5.00%	7/1/2027	BBB-	100	115,142
NJ Hlth–St Josephs Hlth	5.00%	7/1/2041	BBB-	750	817,980
NJ Hlth–Trinitas Hsp	5.00%	7/1/2030	BBB	245	281,466
NJ Hlth–Univ Hosp (AGM)	5.00%	7/1/2046	AA	1,000	1,103,720
Total					12,291,002

Housing 1.20%
NJ EDA–Rowan Univ Pptys	5.00%	1/1/2035	BBB-	1,000	1,074,190
NJ Hsg and Mtg Fin Auth AMT	3.80%	10/1/2032	AA	195	201,651
Total					1,275,841

Lease Obligations 22.00%
Essex Co Impt Auth–Newark	6.25%	11/1/2030	Baa2	750	804,082

See Notes to Financial Statements.	111

Schedule of Investments (unaudited)(continued)

NEW JERSEY TAX FREE FUND March 31, 2019

			Credit
			Rating:		Principal
	Interest	Maturity	S&P or		Amount	Fair
Investments	Rate	Date	Moody’s		(000)	Value
Lease Obligations (continued)
Gloucester Co Impt Auth–Rowan Univ (AGM)	5.00%	11/1/2029	AA		$250	$296,128
Gloucester Co Impt Auth–Rowan Univ (AGM)	5.00%	11/1/2030	AA		250	294,383
NJ Ed Facs–Higher Ed Cap Impt	5.00%	9/1/2024	BBB+		125	140,005
NJ Ed Facs–Higher Ed Cap Impt	5.00%	9/1/2026	BBB+		235	260,004
NJ Ed Facs–Higher Ed Cap Impt	5.00%	9/1/2033	BBB+		1,045	1,125,998
NJ Ed Facs–Higher Ed Cap Impt	5.00%	9/1/2036	BBB+		530	578,622
NJ Ed Facs–Higher Ed Cap Impt	5.50%	9/1/2033	BBB+		410	465,161
NJ EDA–Bldgs	5.00%	6/15/2047	BBB+		540	581,758
NJ EDA–Goethals Brdg AMT	5.375%	1/1/2043	BBB-		1,450	1,601,931
NJ EDA–Goethals Brdg AMT	5.625%	1/1/2052	BBB-		210	233,327
NJ EDA–Motor Vehicle Surcharge Sub Rev	5.00%	7/1/2033	BBB+		500	551,010
NJ EDA–Sch Facs	4.00%	6/15/2030	BBB+		530	545,821
NJ EDA–Sch Facs	5.00%	6/15/2024	BBB+		190	211,793
NJ EDA–Sch Facs	5.00%	3/1/2026	BBB+		1,260	1,365,349
NJ EDA–Sch Facs	5.00%	6/15/2026	BBB+		145	162,167
NJ EDA–Sch Facs	5.00%	11/1/2027	BBB+		180	207,718
NJ EDA–Sch Facs	5.00%	3/1/2028	BBB+		255	274,638
NJ EDA–Sch Facs	5.00%	6/15/2029	A-	(d)	500	562,755
NJ EDA–Sch Facs	5.00%	6/15/2030	BBB+		130	140,682
NJ EDA–Sch Facs	5.00%	6/15/2031	BBB+		565	609,143
NJ EDA–Sch Facs	5.00%	6/15/2034	BBB+		205	220,145
NJ EDA–Sch Facs	5.00%	3/1/2035	BBB+		725	761,446
NJ EDA–Sch Facs	5.00%	6/15/2035	BBB+		610	669,140
NJ EDA–Sch Facs	5.00%	6/15/2042	A-	(d)	300	323,565
NJ EDA–Sch Facs	5.25%	9/1/2026	BBB+		405	425,339
NJ EDA–State House Proj	5.00%	6/15/2035	BBB+		750	831,442
NJ EDA–Transit Proj	5.00%	11/1/2025	BBB+		520	590,746
NJ Hlth–Hsp Asset Trans	5.00%	10/1/2038	BBB+		500	545,325
NJ Hlth–Hsp Asset Trans	5.75%	10/1/2031	BBB+		1,130	1,153,131
NJ Trans Trust Fund	Zero Coupon	12/15/2031	BBB+		1,500	931,380
NJ Trans Trust Fund	Zero Coupon	12/15/2038	BBB+		1,000	441,840
NJ Trans Trust Fund	4.25%	12/15/2038	BBB+		295	303,526
NJ Trans Trust Fund	4.50%	6/15/2049	BBB+		250	256,300
NJ Trans Trust Fund	4.75%	6/15/2038	BBB+		770	812,234
NJ Trans Trust Fund	5.00%	6/15/2030	A+		545	618,559
NJ Trans Trust Fund	5.00%	6/15/2031	A+		400	451,732
NJ Trans Trust Fund	5.00%	6/15/2036	BBB+		270	285,811

112	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NEW JERSEY TAX FREE FUND March 31, 2019

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount	Fair
Investments	Rate	Date	Moody’s	(000)	Value
Lease Obligations (continued)
NJ Trans Trust Fund	5.00%	12/15/2036	BBB+	$500	$554,485
NJ Trans Trust Fund	5.00%	6/15/2038	BBB+	1,230	1,310,995
NJ Trans Trust Fund	5.25%	6/15/2041	BBB+	205	222,482
NJ Trans Trust Fund	5.25%	6/15/2043	BBB+	500	557,825
PR Infra Fin Auth–Mepsi Campus(e)	6.50%	10/1/2037	NR	500	101,250
Total					23,381,173

Other Revenue 0.70%
Middlesex Co Impt Auth–Heldrich Ctr(e)	6.25%	1/1/2037	NR	1,300	13,650
NJ EDA–Bancroft Neuro	5.00%	6/1/2041	NR	350	361,459
NJ EDA–Sch Facs	5.00%	3/1/2027	BBB+	345	372,455
Total					747,564

Special Tax 0.74%
NJ EDA–Kapkowski Rd Landfill	6.50%	4/1/2028	Ba2	675	786,200

Tax Revenue 4.85%
Casino Reinv Dev Auth	5.25%	11/1/2039	BBB+	525	565,950
Casino Reinv Dev Auth (AGM)	5.00%	11/1/2032	AA	500	549,420
Garden St Preservation Trust (AGM)	5.75%	11/1/2028	AA	1,205	1,482,511
NJ EDA–Cigarette Tax	4.25%	6/15/2027	BBB+	550	579,188
NJ EDA–Cigarette Tax	5.00%	6/15/2024	BBB+	845	915,135
NJ EDA–Cigarette Tax	5.00%	6/15/2025	BBB+	330	356,608
NJ EDA–Cigarette Tax	5.00%	6/15/2029	BBB+	120	128,507
PR Corp Sales Tax	Zero Coupon	7/1/2024	NR	11	9,250
PR Corp Sales Tax	Zero Coupon	7/1/2027	NR	18	13,444
PR Corp Sales Tax	Zero Coupon	7/1/2029	NR	18	11,958
PR Corp Sales Tax	Zero Coupon	7/1/2031	NR	23	13,635
PR Corp Sales Tax	Zero Coupon	7/1/2033	NR	26	13,830
PR Corp Sales Tax	Zero Coupon	7/1/2046	NR	417	90,218
PR Corp Sales Tax	Zero Coupon	7/1/2051	NR	199	31,734
PR Corp Sales Tax	4.50%	7/1/2034	NR	19	19,257
PR Corp Sales Tax	4.55%	7/1/2040	NR	9	8,879
PR Corp Sales Tax	4.55%	7/1/2040	NR	96	84,961
PR Corp Sales Tax	4.75%	7/1/2053	NR	3	2,580
PR Corp Sales Tax	4.75%	7/1/2053	NR	70	66,547
PR Corp Sales Tax	5.00%	7/1/2058	NR	39	34,223
PR Corp Sales Tax	5.00%	7/1/2058	NR	176	174,337
Total					5,152,172

See Notes to Financial Statements.	113

Schedule of Investments (unaudited)(continued)

NEW JERSEY TAX FREE FUND March 31, 2019

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount	Fair
Investments	Rate	Date	Moody’s	(000)	Value
Tobacco 4.55%
NJ EDA–Cigarette Tax	5.00%	6/15/2026	BBB+	$1,025	$1,105,330
Tobacco Settlement Fin Corp NJ	5.00%	6/1/2046	BBB+	125	136,106
Tobacco Settlement Fin Corp NJ	5.00%	6/1/2046	BBB	2,350	2,482,493
Tobacco Settlement Fin Corp NJ	5.25%	6/1/2046	BBB+	1,000	1,110,620
Total					4,834,549

Transportation 27.45%
DE River Jt Toll Brdg Commn	5.00%	7/1/2029	A1	300	348,801
Delaware River & Bay Auth	5.00%	1/1/2042	A1	1,025	1,116,123
Delaware River Port Auth	5.00%	1/1/2022	A	1,115	1,208,058
Delaware River Port Auth	5.00%	1/1/2024	A	360	397,638
Delaware River Port Auth	5.00%	1/1/2028	A+	525	593,329
Delaware River Port Auth	5.00%	1/1/2034	A+	505	562,716
Delaware River Port Auth	5.00%	1/1/2040	A+	500	596,640
Delaware River Toll Brdg Commn	4.00%	7/1/2047	A1	755	797,242
Delaware River Toll Brdg Commn	5.00%	7/1/2030	A1	280	338,299
NJ EDA–Port Newark AMT	5.00%	10/1/2047	Ba1	750	812,280
NJ Tpk Auth	4.00%	1/1/2043	NR	500	530,865
NJ Tpk Auth	4.00%	1/1/2048	A+	1,000	1,062,290
NJ Tpk Auth	5.00%	1/1/2027	A2	100	121,863
NJ Tpk Auth	5.00%	1/1/2030	NR	510	610,934
NJ Tpk Auth	5.00%	1/1/2030	A+	585	714,344
NJ Tpk Auth	5.00%	1/1/2033	A+	560	671,938
NJ Tpk Auth	5.00%	1/1/2033	A+	1,285	1,453,682
NJ Tpk Auth	5.00%	1/1/2034	A+	510	580,916
NJ Tpk Auth	5.00%	1/1/2034	A+	615	722,889
NJ Tpk Auth	5.00%	1/1/2035	A+	500	576,175
NJ Tpk Auth	5.00%	1/1/2037	NR	305	359,900
NJ Tpk Auth	5.00%	1/1/2040	A+	100	116,893
NJ Tpk Auth (AGM)	5.25%	1/1/2028	AA	810	1,023,670
NJ Trans Trust Fund	5.00%	6/15/2028	A+	1,000	1,151,990
NJ Trans Trust Fund	6.00%	6/15/2035	BBB+	2,025	2,172,298
Port Auth NY & NJ	4.00%	9/1/2043	AA-	850	918,306
Port Auth NY & NJ	5.00%	12/1/2025	AA-	865	968,013
Port Auth NY & NJ	5.00%	10/15/2026	AA-	530	638,417
Port Auth NY & NJ	5.00%	5/1/2027	AA-	500	593,440
Port Auth NY & NJ	5.00%	11/15/2033	AA-	500	605,475
Port Auth NY & NJ	5.00%	10/15/2035	AA-	500	593,475

114	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NEW JERSEY TAX FREE FUND March 31, 2019

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount	Fair
Investments	Rate	Date	Moody’s	(000)	Value
Transportation (continued)
Port Auth NY & NJ	5.00%	7/15/2038	AA-	$400	$480,456
Port Auth NY & NJ	5.00%	11/15/2047	AA-	565	661,621
Port Auth NY & NJ–JFK IAT	6.00%	12/1/2036	BBB+	160	169,811
Port Auth NY & NJ–JFK IAT	6.00%	12/1/2042	BBB+	80	84,825
Port Auth NY & NJ–JFK IAT CR (AGM)	6.00%	12/1/2042	AA	455	486,504
Port Auth NY & NJ AMT	5.00%	9/15/2029	AA-	320	391,040
Port Auth NY & NJ AMT	5.00%	9/15/2032	AA-	400	479,636
Port Auth NY & NJ AMT	5.00%	11/15/2032	AA-	500	586,925
Port Auth NY & NJ AMT	5.00%	9/15/2033	AA-	350	417,907
Port Auth NY & NJ AMT	5.00%	10/15/2036	AA-	1,190	1,339,214
South Jersey Port Corp AMT	5.00%	1/1/2048	Baa1	500	549,000
South Jersey Trans Auth	5.00%	11/1/2039	BBB+	530	573,041
Total					29,178,879

Utilities 5.53%
Guam Pwr Auth (AGM)	5.00%	10/1/2034	AA	400	446,524
Guam Waterworks Auth	5.00%	7/1/2036	A-	100	110,326
New Jersey Environmental Infrastructure Trust AMT	4.00%	9/1/2036	AAA	335	358,718
NJ EDA–UMM Energy AMT	4.75%	6/15/2032	Baa2	1,000	1,035,670
NJ Infra Bank–NJ–Am Wtr Co AMT	4.00%	9/1/2047	AAA	1,000	1,047,750
NJ Tpk Auth	5.00%	1/1/2031	A+	500	605,650
Passaic Valley Swr (NPFGC)(FGIC)	2.50%	12/1/2032	A3	910	852,124
PR Aqueduct & Swr Auth	6.00%	7/1/2044	Ca	190	190,712
PR Elec Pwr Auth(e)	5.00%	7/1/2037	Ca	110	77,687
PR Elec Pwr Auth(e)	5.75%	7/1/2036	Ca	75	53,438
PR Elec Pwr Auth(e)	7.00%	7/1/2040	Ca	100	73,250
Salem Co Poll Ctl–Atlantic City Elec	4.875%	6/1/2029	A	1,000	1,024,730
Total					5,876,579
Total Municipal Bonds (cost $101,018,116)					103,128,441

See Notes to Financial Statements.	115

Schedule of Investments (unaudited)(concluded)

NEW JERSEY TAX FREE FUND March 31, 2019

		Interest		Credit
		Rate	Final	Rating:	Principal
	Interest	Reset	Maturity	S&P or	Amount	Fair
Investments	Rate#	Date(d)	Date	Moody’s	(000)	Value
SHORT-TERM INVESTMENTS 1.03%

Variable Rate Demand Notes 1.03%

Health Care
NJ Hlth–Virtua Hlth	0.75%	4/1/2019	7/1/2043	AA+	$490	$490,000
NJ Hlth–Virtua Hlth	0.80%	4/1/2019	7/1/2043	AA+	600	600,000
Total						1,090,000
Total Short-Term Investments (cost $1,090,000)						1,090,000
Total Investments in Securities 98.05% (cost $102,108,116)						104,218,441
Cash and Other Assets in Excess of Liabilities(k) 1.95%						2,073,385
Net Assets 100.00%						$106,291,826

Open Futures Contracts at March 31, 2019:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. Long Bond	June 2019	7	Short	$(1,022,972)	$(1,047,594)	$(24,622)

Note: See Footnotes to Schedule of Investments on page 127 of this report.

The following is a summary of the inputs used as of March 31, 2019 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Municipal Bonds	$–	$103,128,441	$–	$103,128,441
Short-Term Investments
Variable Rate Demand Notes	–	1,090,000	–	1,090,000
Total	$–	$104,218,441	$–	$104,218,441
Other Financial Instruments
Futures Contracts
Assets	$–	$–	$–	$–
Liabilities	(24,622)	–	–	(24,622)
Total	$(24,622)	$–	$–	$(24,622)

(1)	Refer to Note 2(i) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry.
(3)	There were no Level 1/Level 2 transfers during the period ended March 31, 2019.

116	See Notes to Financial Statements.

Schedule of Investments (unaudited)

NEW YORK TAX FREE FUND March 31, 2019

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount	Fair
Investments	Rate	Date	Moody’s	(000)	Value
MUNICIPAL BONDS 97.38%

Corporate-Backed 8.86%
Build NYC Res Corp–Pratt Paper AMT†	4.50%	1/1/2025	NR	$250	$272,875
Build NYC Res Corp–Pratt Paper AMT†	5.00%	1/1/2035	NR	250	269,775
JFK IAT–American Airlines AMT	5.00%	8/1/2031	BB-	3,500	3,646,125
Liberty Dev Corp–Goldman Sachs	5.25%	10/1/2035	A3	5,510	7,077,705
Liberty Dev Corp–Goldman Sachs	5.50%	10/1/2037	A3	2,475	3,256,333
Niagara Area Dev Corp–Covanta AMT†	4.75%	11/1/2042	B1	1,750	1,789,708
NY Liberty Dev Corp–3 WTC†	5.00%	11/15/2044	NR	5,975	6,374,967
NY Liberty Dev Corp–3 WTC†	7.25%	11/15/2044	NR	500	590,955
NY Liberty Dev Corp–7 WTC	5.00%	9/15/2040	Aaa	1,015	1,103,132
NY Liberty Dev Corp–BoA Tower	5.625%	7/15/2047	AA	2,685	2,768,584
NYC Cap Res–Arthur Mgmt	7.00%	8/1/2025	NR	1,030	1,095,786
NYC IDA–TRIPS AMT	5.00%	7/1/2028	BBB	1,825	1,962,258
NYC IDA–Yankee Stadium (FGIC)	4.50%	3/1/2039	Baa1	1,600	1,601,744
Total					31,809,947

Education 10.75%
Buffalo & Erie IDC–Buffalo State College	5.75%	10/1/2026	A+	1,350	1,466,397
Build NYC Res Corp–Manhattan Clg	5.00%	8/1/2033	A-	1,125	1,318,219
Build NYC Res Corp–NY Law	5.00%	7/1/2041	BBB-	1,000	1,078,800
Build NYC Res Corp–Packer Collegiate	5.00%	6/1/2040	A2	1,000	1,125,450
Dutchess Co LDC–Anderson Ctr	6.00%	10/1/2030	BB+	825	842,845
Dutchess Co LDC–Culinary Institute	5.00%	7/1/2033	Baa2	390	443,422
Dutchess Co LDC–Culinary Institute	5.00%	7/1/2041	Baa2	200	222,446
Dutchess Co LDC–Culinary Institute	5.00%	7/1/2046	Baa2	275	305,148
Dutchess Co LDC–Vassar College	5.00%	7/1/2034	Aa3	250	296,150
Hempstead Town LDC–Hofstra Univ	5.00%	7/1/2042	A	535	614,608
Hempstead Town LDC–Molloy Clg	5.00%	7/1/2034	BBB	825	937,117
Hempstead Town LDC–Molloy Clg	5.00%	7/1/2037	BBB	630	708,630
Hempstead Town LDC–Molloy Clg	5.00%	7/1/2039	BBB	555	620,934
Monroe Co IDA–Univ of Rochester	5.00%	7/1/2031	AA-	350	422,002
New Rochelle LDC–Iona Clg	5.00%	7/1/2028	BBB	205	231,933
New Rochelle LDC–Iona Clg	5.00%	7/1/2029	BBB	250	281,795
New Rochelle LDC–Iona Clg	5.00%	7/1/2030	BBB	220	247,386
New Rochelle LDC–Iona Clg	5.00%	7/1/2031	BBB	200	224,046
NY Dorm–Barnard Clg	5.00%	7/1/2028	A1	500	587,670
NY Dorm–Fordham Univ	5.00%	7/1/2035	A	550	638,170

See Notes to Financial Statements.	117

Schedule of Investments (unaudited)(continued)

NEW YORK TAX FREE FUND March 31, 2019

			Credit
			Rating:		Principal
	Interest	Maturity	S&P or		Amount	Fair
Investments	Rate	Date	Moody’s		(000)	Value
Education (continued)
NY Dorm–Long Island Univ	5.00%	9/1/2026	BBB+		$1,000	$1,090,080
NY Dorm–Mt Sinai Sch Med	5.00%	7/1/2040	A-		2,000	2,225,840
NY Dorm–NYU	4.00%	7/1/2045	Aa2		1,000	1,083,700
NY Dorm–NYU	5.00%	7/1/2028	Aa2		1,000	1,248,570
NY Dorm–NYU	5.00%	7/1/2029	Aa2		1,000	1,235,720
NY Dorm–NYU	5.00%	7/1/2042	Aa2		1,500	1,810,965
NY Dorm–Pace Univ	4.00%	5/1/2022	NR		25	26,945
NY Dorm–Pace Univ	5.00%	5/1/2023	NR		20	22,803
NY Dorm–Pace Univ	5.00%	5/1/2023	BBB-		880	971,300
NY Dorm–Pratt Institute	5.00%	7/1/2034	A2		1,035	1,163,205
NY Dorm–Pratt Institute	5.00%	7/1/2039	A2		1,010	1,151,279
NY Dorm–St Johns Univ	5.00%	7/1/2027	A-		250	294,055
NY Dorm–SUNY Empire Commons	5.00%	5/1/2030	A		350	407,250
NY Dorm–SUNY Empire Commons	5.00%	5/1/2032	A		250	287,238
NY Dorm–The New School	5.00%	7/1/2028	A-		780	936,616
NY Dorm–Touro Clg	5.00%	1/1/2047	BBB-	(d)	1,500	1,652,760
NY Dorm–Touro Clg	5.25%	1/1/2034	BBB-	(d)	1,225	1,354,703
NY St Dorm Auth–PIT	5.00%	2/15/2041	AA+		3,000	3,506,520
Onondaga CDC–Upstate Prop Dev	5.50%	12/1/2031	A+		1,000	1,093,470
St Lawrence IDA–Clarkson Univ	6.00%	9/1/2034	Baa1		1,625	1,767,740
Troy Cap Res Corp–RPI	5.00%	8/1/2032	A3		1,380	1,585,261
Univ of Rochester	4.00%	7/1/2043	AA-		1,000	1,067,850
Total						38,597,038

General Obligation 7.24%
Erie CO GO	5.00%	9/15/2028	AA-		275	323,111
Jefferson Co–Samaritan Med Ctr	5.00%	11/1/2037	BBB-		2,000	2,254,660
NY Dorm–Sch Dist (AGM)	5.00%	10/1/2027	AA		1,000	1,164,360
NYC GO	5.00%	8/1/2026	Aa1		1,000	1,219,710
NYC GO	5.00%	8/1/2026	Aa1		1,750	2,095,380
NYC GO	5.00%	8/1/2027	Aa1		1,410	1,558,543
NYC GO	5.00%	8/1/2027	Aa1		1,700	2,004,861
NYC GO	5.00%	8/1/2029	Aa1		3,000	3,607,050
NYC GO	5.00%	10/1/2034	Aa1		1,500	1,649,745
NYC GO	5.00%	10/1/2039	Aa1		1,000	1,174,540
NYC GO	5.00%	12/1/2044	Aa1		2,500	2,961,725
NYC GO	5.00%	4/1/2045	Aa1		1,380	1,618,892
PR Comwlth GO(e)	5.00%	7/1/2027	Ca		65	42,088

118	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NEW YORK TAX FREE FUND March 31, 2019

			Credit
			Rating:		Principal
	Interest	Maturity	S&P or		Amount	Fair
Investments	Rate	Date	Moody’s		(000)	Value
General Obligation (continued)
PR Comwlth GO(e)	5.125%	7/1/2028	Ca		$155	$99,975
PR Comwlth GO(e)	5.375%	7/1/2030	Ca		4,185	2,395,912
PR Comwlth GO(e)	5.50%	7/1/2027	Ca		60	31,800
PR Comwlth GO(e)	6.125%	7/1/2033	Ca		170	97,750
Suffolk Co GO (AGM)	5.00%	2/1/2025	AA		1,460	1,693,688
Total						25,993,790

Health Care 9.47%
Buffalo & Erie IDC–Catholic Hlth	5.00%	7/1/2025	BBB+		300	348,927
Buffalo & Erie IDC–Orchard Park	5.00%	11/15/2037	BBB-	(d)	1,000	1,067,200
Dutchess Co LDC–Health Quest	5.00%	7/1/2034	A-		500	559,050
Dutchess Co LDC–Health Quest	5.00%	7/1/2035	A-		1,500	1,722,285
Genesee Co IDA–United Mem Med Ctr	5.00%	12/1/2032	NR		1,100	1,100,748
Monroe Co IDA–Rochester General Hospital	5.00%	12/1/2034	NR		250	288,520
Nassau Co LEAC–Catholic Hlth LI	5.00%	7/1/2027	A-		625	708,731
Nassau Co LEAC–Catholic Hlth LI	5.00%	7/1/2028	A-		2,045	2,306,699
Nassau Co LEAC–Catholic Hlth LI	5.00%	7/1/2033	A-		600	659,646
Nassau Co LEAC–Winthrop Univ Hsp	5.00%	7/1/2032	Baa2		2,000	2,147,560
NY Dorm–Catholic Hlth	5.00%	7/1/2032	BBB+		500	529,995
NY Dorm–Miriam Osborn Mem Home	5.00%	7/1/2042	A-	(d)	750	754,845
NY Dorm–Montefiore	4.00%	8/1/2036	BBB		375	395,760
NY Dorm–Montefiore	4.00%	8/1/2037	BBB		1,650	1,727,913
NY Dorm–Montefiore	4.00%	8/1/2038	BBB		260	269,958
NY Dorm–Montefiore	5.00%	8/1/2033	BBB		200	234,560
NY Dorm–Montefiore	5.00%	8/1/2034	BBB		125	145,860
NY Dorm–Montefiore	5.00%	8/1/2035	BBB		250	290,298
NY Dorm–Mt Sinai Hsp	5.00%	7/1/2026	A-		2,025	2,104,947
NY Dorm–North Shore LI Jewish	5.00%	5/1/2028	A-		1,000	1,165,080
NY Dorm–NYU Hsps Ctr	5.00%	7/1/2032	A-		790	921,622
NY Dorm–NYU Hsps Ctr	5.00%	7/1/2033	A-		760	884,062
NY Dorm–Orange Regl Med Ctr†	5.00%	12/1/2026	BBB-		1,000	1,148,100
NY Dorm–Orange Regl Med Ctr†	5.00%	12/1/2029	BBB-		1,900	2,213,899
NYC Hlth & Hsp Corp	5.00%	2/15/2025	Aa2		1,000	1,028,430
Southhold LDC–Peconic Landing	5.00%	12/1/2045	BBB-	(d)	1,000	1,038,360
Suffolk Co IDA–Eastern LI Hsp Assn†	5.375%	1/1/2027	NR		745	744,970
Suffolk Co IDA–Eastern LI Hsp Assn†	5.50%	1/1/2037	NR		1,000	999,920
Tompkins Co Dev Corp–Kendal Ithaca	5.00%	7/1/2044	BBB		920	983,821
Westchester CO Hlth Care	5.00%	11/1/2033	Baa2		1,000	1,124,520

See Notes to Financial Statements.	119

Schedule of Investments (unaudited)(continued)

NEW YORK TAX FREE FUND March 31, 2019

			Credit
			Rating:		Principal
	Interest	Maturity	S&P or		Amount	Fair
Investments	Rate	Date	Moody’s		(000)	Value
Health Care (continued)
Westchester CO Hlth Care	5.00%	11/1/2034	Baa2		$985	$1,102,954
Westchester Co Hlth Care	5.00%	11/1/2046	Baa2		1,500	1,642,095
Westchester CO Hlth Care	6.00%	11/1/2030	Baa2		110	117,019
Westchester CO Hlth Care	6.125%	11/1/2037	Baa2		40	42,518
Westchester CO Hlth Care	6.125%	11/1/2037	Baa2		145	154,106
Westchester Co LDC–Kendal Hudson	5.00%	1/1/2034	BBB	(d)	1,250	1,322,225
Total						33,997,203

Housing 0.60%
NYC Hsg–8 Spruce St	4.50%	2/15/2048	NR		1,000	1,041,070
Westchester Co–SUNY Purchase Hsg	5.00%	6/1/2047	BBB		1,000	1,117,700
Total						2,158,770

Lease Obligations 6.65%
Erie Co IDA–Buffalo Sch Dist	5.00%	5/1/2027	AA		1,750	2,113,300
Erie Co IDA–Buffalo Sch Dist	5.00%	5/1/2028	AA		1,050	1,263,003
Erie Co IDA–Buffalo Sch Dist	5.25%	5/1/2030	AA		2,575	2,763,078
Erie Co IDA–Buffalo Sch Dist	5.25%	5/1/2032	AA		1,000	1,069,850
Hudson Yards	5.00%	2/15/2031	Aa2		2,000	2,410,860
Hudson Yards	5.00%	2/15/2033	Aa2		1,065	1,268,095
Hudson Yards	5.00%	2/15/2042	Aa2		1,035	1,198,406
NY Dorm–Court Facs	Zero Coupon	8/1/2021	AA		2,265	2,178,953
NY Dorm–Master BOCES	5.50%	8/15/2026	Aa2		1,560	1,696,703
NY Dorm–PIT	5.00%	2/15/2039	AA+		1,000	1,164,710
NY Liberty Dev Corp–4 WTC	5.00%	11/15/2031	A+		1,000	1,081,430
NYC TFA–Bldg Aid	5.00%	7/15/2025	AA		1,510	1,672,159
NYC TFA–Bldg Aid	5.00%	7/15/2027	AA		1,425	1,528,711
NYC TFA–Bldg Aid	5.00%	7/15/2035	AA		2,005	2,380,697
PR Infra Fin Auth–Mepsi Campus(e)	6.50%	10/1/2037	NR		500	101,250
Total						23,891,205

Other Revenue 3.20%
Brooklyn Arena LDC–Barclays Ctr	5.00%	7/15/2030	BBB-		2,500	2,892,475
Brooklyn Arena LDC–Barclays Ctr	5.00%	7/15/2042	BBB-		3,000	3,348,780
Brooklyn Arena LDC–Barclays Ctr	6.00%	7/15/2030	AA+		5	5,180
Build NYC Res Corp–YMCA	5.00%	8/1/2040	A-		500	558,605
Build NYC Res Corp–YMCA	5.00%	8/1/2042	A-		1,370	1,458,625
NY Dorm–NYSARC Inc	5.125%	7/1/2030	Aa2		2,000	2,085,060
Yonkers EDC–Charter Sch Ed Excellence	6.25%	10/15/2040	BB+		1,100	1,131,042
Total						11,479,767

120	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NEW YORK TAX FREE FUND March 31, 2019

				Credit
				Rating:	Principal
	Interest		Maturity	S&P or	Amount	Fair
Investments	Rate		Date	Moody’s	(000)	Value
Special Tax 0.74%
NYC IDA–Queens Stadium (AMBAC)	5.00%		1/1/2031	BBB	$2,075	$2,079,710
NYC IDA–Yankee Stadium (FGIC)	2.431% (CPI Based	)#	3/1/2026	Baa1	565	571,656
Total						2,651,366

Tax Revenue 14.90%
Hudson Yards	5.75%		2/15/2047	Aa2	1,030	1,104,438
MTA NY–Dedicated Tax	5.00%		11/15/2034	AA	1,000	1,200,150
MTA NY–Dedicated Tax	5.25%		11/15/2031	AA	1,080	1,316,444
NY Dorm–PIT	4.00%		3/15/2048	Aa1	1,900	2,034,026
NY Dorm–PIT	5.00%		3/15/2027	AA+	1,250	1,478,750
NY Dorm–PIT	5.00%		2/15/2034	AA+	1,250	1,440,113
NY Dorm–PIT	5.00%		3/15/2036	AA+	2,000	2,317,520
NY Dorm–PIT	5.00%		3/15/2045	Aa1	2,000	2,359,820
NY Dorm–Sales Tax	5.00%		3/15/2026	AA+	1,000	1,187,050
NY Dorm–Sales Tax	5.00%		3/15/2043	AA+	2,025	2,351,531
NY St Dorm Auth–PIT	5.00%		2/15/2042	AA+	2,055	2,397,795
NY UDC–PIT	4.00%		3/15/2047	AA+	1,650	1,763,817
NY UDC–PIT	5.00%		3/15/2033	AA+	2,010	2,233,472
NY UDC–PIT	5.00%		3/15/2036	AA+	1,500	1,695,660
NY UDC–PIT	5.00%		3/15/2040	AA+	1,000	1,174,800
NYC TFA	4.00%		5/1/2043	AAA	1,000	1,073,880
NYC TFA–Future Tax	4.00%		8/1/2039	AAA	1,000	1,084,860
NYC TFA–Future Tax(a)	4.00%		11/1/2042	AAA	1,500	1,622,370
NYC TFA–Future Tax	5.00%		2/1/2027	AAA	1,500	1,592,475
NYC TFA–Future Tax	5.00%		11/1/2030	AAA	2,075	2,516,249
NYC TFA–Future Tax	5.00%		11/1/2032	AAA	1,500	1,797,135
NYC TFA–Future Tax	5.00%		5/1/2034	AAA	125	125,333
NYC TFA–Future Tax	5.00%		5/1/2035	AAA	1,230	1,459,272
NYC TFA–Future Tax	5.00%		8/1/2040	Aa1	2,530	2,968,525
NYC TFA–Future Tax	5.00%		8/1/2041	Aa1	2,975	3,482,118
NYC TFA–Future Tax	5.00%		8/1/2042	AAA	2,290	2,716,512
NYC TFA–Future Tax	5.00%		2/1/2043	AAA	2,510	2,909,667
NYC TFA–Future Tax	5.00%		5/1/2043	AAA	1,400	1,628,844
PR Corp Sales Tax	Zero Coupon		7/1/2024	NR	49	41,203
PR Corp Sales Tax	Zero Coupon		7/1/2027	NR	83	61,992
PR Corp Sales Tax	Zero Coupon		7/1/2029	NR	81	53,810
PR Corp Sales Tax	Zero Coupon		7/1/2031	NR	105	62,247
PR Corp Sales Tax	Zero Coupon		7/1/2033	NR	118	62,768

See Notes to Financial Statements.	121

Schedule of Investments (unaudited)(continued)

NEW YORK TAX FREE FUND March 31, 2019

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount	Fair
Investments	Rate	Date	Moody’s	(000)	Value
Tax Revenue (continued)
PR Corp Sales Tax	Zero Coupon	7/1/2046	NR	$1,120	$242,312
PR Corp Sales Tax	Zero Coupon	7/1/2051	NR	912	145,437
PR Corp Sales Tax	4.50%	7/1/2034	NR	86	87,164
PR Corp Sales Tax	4.55%	7/1/2040	NR	44	43,407
PR Corp Sales Tax	4.55%	7/1/2040	NR	443	392,059
PR Corp Sales Tax	4.75%	7/1/2053	NR	13	11,180
PR Corp Sales Tax	4.75%	7/1/2053	NR	320	304,214
PR Corp Sales Tax	5.00%	7/1/2058	NR	178	156,197
PR Corp Sales Tax	5.00%	7/1/2058	NR	809	801,355
Total					53,497,971

Tobacco 3.99%
Erie Co Tobacco	Zero Coupon	6/1/2055	NR	8,000	434,400
Monroe Tobacco	Zero Coupon	6/1/2061	NR	10,000	306,400
Nassau CO Tobacco	5.125%	6/1/2046	B-	2,030	1,985,015
Rockland Tobacco†	Zero Coupon	8/15/2060	NR	10,575	396,351
Suffolk Tobacco Asset Sec Corp	5.00%	6/1/2032	A-	1,335	1,410,000
Suffolk Tobacco Asset Sec Corp	5.25%	6/1/2037	A-	1,175	1,246,511
Suffolk Tobacco Asset Sec Corp	6.00%	6/1/2048	NR	1,350	1,351,795
Suffolk Tobacco Asset Sec Corp	6.625%	6/1/2044	NR	750	790,463
TSASC	5.00%	6/1/2034	A-	1,000	1,135,300
TSASC	5.00%	6/1/2035	A-	300	339,204
TSASC	5.00%	6/1/2036	A-	100	112,609
TSASC	5.00%	6/1/2041	BBB+	300	324,087
TSASC	5.00%	6/1/2048	NR	2,700	2,706,291
Westchester Tobacco Asset Sec Corp	5.125%	6/1/2051	BB+	1,750	1,793,872
Total					14,332,298

Transportation 23.24%
Buffalo & Erie PBA–Peace Bridge	5.00%	1/1/2034	A+	600	698,826
MTA NY	5.00%	11/15/2023	A1	2,455	2,724,804
MTA NY	5.00%	11/15/2027	A1	350	410,144
MTA NY	5.00%	11/15/2028	A1	705	843,279
MTA NY	5.00%	11/15/2028	A1	710	872,363
MTA NY	5.00%	11/15/2028	A1	2,415	2,945,938
MTA NY	5.00%	11/15/2029	A1	1,000	1,207,760
MTA NY	5.00%	11/15/2029	A1	1,500	1,743,885
MTA NY	5.00%	11/15/2030	A1	1,250	1,466,888

122	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NEW YORK TAX FREE FUND March 31, 2019

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount	Fair
Investments	Rate	Date	Moody’s	(000)	Value
Transportation (continued)
MTA NY	5.00%	11/15/2033	A1	$1,070	$1,264,975
MTA NY	5.00%	11/15/2041	A1	1,000	1,125,410
MTA NY	5.25%	11/15/2028	A1	3,740	4,438,482
MTA NY	5.25%	11/15/2029	A1	1,000	1,167,720
Niagara Frontier Trsp–Buffalo Intl Arpt AMT	5.00%	4/1/2027	A3	1,000	1,126,550
Niagara Frontier Trsp–Buffalo Intl Arpt AMT	5.00%	4/1/2036	A3	850	993,718
Niagara Frontier Trsp–Buffalo Intl Arpt AMT	5.00%	4/1/2038	A3	725	840,493
Niagara Frontier Trsp–Buffalo Intl Arpt AMT	5.00%	4/1/2039	A3	350	404,506
NY Bridge Auth	4.00%	1/1/2027	Aa3	1,000	1,059,910
NY Trans Dev Corp–Delta AMT	4.00%	1/1/2036	Baa3	3,410	3,535,965
NY Trans Dev Corp–Delta AMT	5.00%	1/1/2033	Baa3	3,680	4,280,171
NY Trans Dev Corp–Delta AMT	5.00%	1/1/2034	Baa3	1,500	1,738,605
NY Trans Dev Corp–Delta AMT	5.00%	1/1/2036	Baa3	2,295	2,637,093
NY Trans Dev Corp–LaGuardia Airport AMT	5.00%	7/1/2046	Baa3	3,950	4,277,494
NY Trans Dev Corp–LaGuardia Airport AMT	5.25%	1/1/2050	Baa3	8,300	9,056,296
NY Trans Dev Corp–TOGA AMT	5.00%	1/1/2023	Baa1	1,500	1,650,855
NY Twy Auth	5.00%	1/1/2032	A1	150	181,797
NY Twy Auth	5.00%	1/1/2036	A1	1,760	1,967,838
Port Auth NY & NJ	5.00%	11/15/2042	AA-	1,250	1,470,537
Port Auth NY & NJ–JFK IAT	5.00%	12/1/2020	BBB+	115	119,448
Port Auth NY & NJ–JFK IAT	5.50%	12/1/2031	BBB+	295	312,381
Port Auth NY & NJ–JFK IAT	6.00%	12/1/2036	BBB+	875	928,655
Port Auth NY & NJ–JFK IAT	6.00%	12/1/2042	BBB+	1,190	1,261,769
Port Auth NY & NJ–JFK IAT CR (AGM)	5.50%	12/1/2031	AA	225	239,126
Port Auth NY & NJ–JFK IAT CR (AGM)	6.00%	12/1/2036	AA	400	428,380
Port Auth NY & NJ–JFK IAT CR (AGM)	6.00%	12/1/2042	AA	1,615	1,726,823
Port Auth NY & NJ AMT	5.00%	10/15/2024	AA-	1,250	1,348,250
Port Auth NY & NJ AMT	5.00%	10/15/2027	AA-	1,000	1,217,340
Port Auth NY & NJ AMT	5.00%	9/15/2028	AA-	1,000	1,232,090
Port Auth NY & NJ AMT	5.00%	11/15/2032	AA-	1,850	2,171,622
Port Auth NY & NJ AMT	5.00%	9/15/2033	AA-	2,395	2,859,678
Port Auth NY & NJ AMT	5.00%	10/1/2033	AA-	1,525	1,633,382
Port Auth NY & NJ AMT	5.00%	10/15/2033	AA-	1,000	1,175,810
Port Auth NY & NJ AMT	5.00%	4/1/2036	AA-	1,050	1,215,449
Port Auth NY & NJ AMT	5.00%	10/15/2041	AA-	1,250	1,331,850
Port Auth NY & NJ AMT	5.00%	9/15/2048	AA-	365	421,042
Triborough Brdg & Tunl Auth	4.00%	11/15/2048	AA-	2,000	2,130,300

See Notes to Financial Statements.	123

Schedule of Investments (unaudited)(continued)

NEW YORK TAX FREE FUND March 31, 2019

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount	Fair
Investments	Rate	Date	Moody’s	(000)	Value
Transportation (continued)
Triborough Brdg & Tunl Auth	5.00%	11/15/2023	A+	$1,525	$1,734,855
Triborough Brdg & Tunl Auth	5.00%	11/15/2027	AA-	500	599,685
Triborough Brdg & Tunl Auth	5.00%	11/15/2028	AA-	600	719,622
Triborough Brdg & Tunl Auth	5.00%	11/15/2038	AA-	1,000	1,178,170
Triborough Brdg & Tunl Auth	5.00%	11/15/2047	AA-	1,135	1,320,834
Total					83,438,863

Utilities 7.74%
Guam Pwr Auth	5.00%	10/1/2020	BBB	500	518,890
Guam Pwr Auth	5.00%	10/1/2021	BBB	500	530,050
Guam Waterworks Auth	5.00%	7/1/2036	A-	400	441,304
Long Island Power Auth	5.00%	9/1/2025	A-	1,000	1,100,260
Long Island Power Auth	5.00%	9/1/2034	A-	2,000	2,258,700
Long Island Power Auth	5.00%	9/1/2039	A-	1,000	1,120,150
Long Island Power Auth	5.00%	9/1/2047	A-	1,020	1,176,091
NY Env Facs–Clean Wtr & Drinking	5.00%	6/15/2029	AAA	2,000	2,013,680
NYC Muni Water	4.00%	6/15/2049	AA+	1,500	1,604,745
NYC Muni Water	5.00%	6/15/2035	AA+	1,550	1,729,226
NYC Muni Water	5.00%	6/15/2035	AA+	1,675	1,908,780
NYC Muni Water	5.00%	6/15/2036	AA+	1,750	1,992,497
NYC Muni Water	5.00%	6/15/2036	AA+	2,250	2,562,975
NYC Muni Water	5.00%	6/15/2040	AA+	1,250	1,485,950
NYC Muni Water	5.00%	6/15/2046	AA+	1,555	1,808,294
NYC Muni Water	5.00%	6/15/2048	AA+	1,000	1,169,220
NYC Muni Water	5.25%	6/15/2037	AA+	1,500	1,794,360
NYC Muni Water	5.25%	6/15/2047	AA+	1,000	1,177,690
PR Aqueduct & Swr Auth	6.00%	7/1/2044	Ca	490	491,838
PR Elec Pwr Auth(e)	5.75%	7/1/2036	Ca	1,250	890,625
Total					27,775,325
Total Municipal Bonds (cost $339,702,478)					349,623,543

124	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NEW YORK TAX FREE FUND March 31, 2019

		Interest		Credit
		Rate	Final	Rating:	Principal
	Interest	Reset	Maturity	S&P or	Amount	Fair
Investments	Rate#	Date(d)	Date	Moody’s	(000)	Value
SHORT-TERM INVESTMENTS 2.30%

Variable Rate Demand Notes 2.30%

General Obligation 1.13%
NYC GO	1.50%	4/1/2019	8/1/2038	Aa1	$375	$375,000
NYC GO	1.52%	4/1/2019	6/1/2044	Aa1	3,700	3,700,000
Total						4,075,000

Money Market Securities 0.39%
NYC TFA	1.55%	4/1/2019	11/1/2022	AAA	1,400	1,400,000

Tax Revenue 0.06%
NYC TFA–Future Tax	1.59%	4/1/2019	11/1/2022	AAA	200	200,000

Transportation 0.06%
Triborough Brdg & Tunl Auth	1.44%	4/1/2019	1/1/2032	AA+	200	200,000

Utilities 0.66%
NYC Muni Water	1.59%	4/1/2019	8/1/2031	AAA	2,385	2,385,000
Total Short-Term Investments (cost $8,260,000)						8,260,000
Total Investments in Securities 99.68% (cost $347,962,478)						357,883,543
Cash and Other Assets in Excess of Liabilities(k) 0.32%						1,156,985
Net Assets 100.00%						$359,040,528

Open Futures Contracts at March 31, 2019:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. Long Bond	June 2019	35	Short	$(5,114,859)	$(5,237,969)	$(123,110)

Note: See Footnotes to Schedule of Investments on page 127 of this report.

See Notes to Financial Statements.	125

Schedule of Investments (unaudited)(concluded)

NEW YORK TAX FREE FUND March 31, 2019

The following is a summary of the inputs used as of March 31, 2019 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Municipal Bonds	$–	$349,623,543	$–	$349,623,543
Short-Term Investments
Variable Rate Demand Notes	–	8,260,000	–	8,260,000
Total	$–	$357,883,543	$–	$357,883,543
Other Financial Instruments
Futures Contracts
Assets	$–	$–	$–	$–
Liabilities	(123,110)	–	–	(123,110)
Total	$(123,110)	$–	$–	$(123,110)

(1)	Refer to Note 2(i) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry.
(3)	There were no Level 1/Level 2 transfers during the period ended March 31, 2019.

126	See Notes to Financial Statements.

Footnotes to Schedules of Investments

March 31, 2019

AMT	Income from this security may be subject to Alternative Minimum Tax.
Auction Rate Based Rates reset based on auctions, typically every 7,14, 28 or 35 days.
COP	Certificates of Participation.
CPI	Consumer Price Index: Rate fluctuate based on CPI.
GTD	Guaranteed.
NR	Not Rated.
TCRS	Transferable Custodial Receipts.
*	Non-income producing security.
#	Variable rate security. The interest rate shown is the rate in effect at March 31, 2019.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
~	Deferred interest debentures pay no interest for a stipulated number of years, after which they pay a predetermined interest rate.
(a)	Securities purchased on a when-issued basis (See Note 2(g)).
(b)	Municipal Bonds Held in Trust – Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund acquired the residual interest certificates. These securities serve as collateral in a financing transaction. See Note 2(h) for details of Municipal Bonds Held in Trust.
(c)	Variable rate is fixed to float: Rate remains fixed until designated future date.
(d)	This investment has been rated by Fitch IBCA.
(e)	Defaulted security (non-income producing security).
(f)	The interest rate reset date shown represents the date in which the Fund has the right to sell a Variable Rate Demand Note (“VRDN”) back to the issuer for Principal Amount. The interest rate on the VRDN is generally reset daily based on the SIFMA Municipal Swap index.
(g)	Level 3 Investment as described in Note 2(i) in the Notes to Financials. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(h)	Stub Rights issued in connection with a plan of reorganization.
(i)	Security is perpetual and has no stated maturity date.
(j)	Level 3 Investment as described in Note 2(i) in the Notes to Financials. Security fair valued by the Pricing Committee.
(k)	Cash and Other Assets in Excess of Liabilities (Liabilities in Excess of Cash and Other Assets) include net unrealized appreciation (depreciation) on open futures contracts.

Insured or guaranteed by the indicated municipal bond insurance corporation or Federal agency:
AMBAC	AMBAC Assurance Corporation
AG	Assured Guaranty
AGC	Assured Guaranty Corporation
AGM	Assured Guaranty Municipal Corporation
BAM	Build America Mutual
FGIC	Financial Guaranty Insurance Company
GNMA	Government National Mortgage Association
NPFGC	National Public Finance Guarantee Corporation
LIBOR	London Interbank Offered Rate
MUNIPSA	SIFMA Municipal Swap Index Yield
SIFMA	Securities Industry and Financial Markets Association

See Notes to Financial Statements.	127

Statements of Assets and Liabilities (unaudited)

March 31, 2019

	Short Duration	Intermediate
ASSETS:
Investments in securities, at cost	$1,384,468,917	$3,954,351,443
Investments in securities, at fair value	$1,398,048,094	$4,104,602,111
Cash	1,115,863	1,295,545
Deposits with brokers for futures collateral	–	–
Receivables:
Interest	12,476,082	50,753,614
Capital shares sold	5,863,086	16,893,816
Investment securities sold	8,335,000	6,680,000
Variation margin for futures contracts	–	–
From advisor (See Note 3)	10,587	–
Prepaid expenses and other assets	144,043	118,288
Total assets	1,425,992,755	4,180,343,374
LIABILITIES:
Payables:
Investment securities purchased	43,641,160	9,632,441
Trust certificates (See Note 2(h))	–	1,250,000
Capital shares reacquired	1,799,928	5,042,728
Management fee	396,130	1,343,719
12b-1 distribution plan	256,109	968,595
Directors’ fees	302,672	567,161
Fund administration	46,604	138,800
Interest expense and fees (See Note 2(h))	–	3,470
Distributions payable	2,076,864	9,328,108
Accrued expenses	170,609	431,477
Total liabilities	48,690,076	28,706,499
Net Assets	$1,377,302,679	$4,151,636,875
COMPOSITION OF NET ASSETS:
Paid-in capital	$1,384,686,188	$4,042,335,844
Total distributable earnings (loss)	(7,383,509)	109,301,031
Net Assets	$1,377,302,679	$4,151,636,875

128	See Notes to Financial Statements.

National	High Yield	Short Duration High Yield	California	New Jersey	New York

$2,287,333,142	$2,313,138,291	$324,625,617	$311,785,792	$102,108,116	$347,962,478
$2,396,760,500	$2,392,364,599	$330,528,538	$328,437,876	$104,218,441	$357,883,543
1,137,035	1,356,261	536,605	288,631	264,412	615,927
423,300	907,800	66,780	76,500	17,850	89,250

30,055,008	33,195,122	4,260,912	3,800,057	1,246,656	4,115,220
15,965,818	20,866,522	4,299,477	4,126,171	947,472	1,045,981
975,000	295,000	663,050	1,000,000	5,000	–
62,932	134,167	25,220	11,437	2,681	13,379
–	–	60,671	–	3,271	–
213,106	122,123	50,654	45,107	35,723	41,596
2,445,592,699	2,449,241,594	340,491,907	337,785,779	106,741,506	363,804,896

27,498,398	24,795,774	2,625,867	6,427,503	–	3,346,774
26,250,000	2,500,000	–	–	–	–
4,082,643	6,949,533	2,563,902	500,935	72,824	264,157
834,602	919,192	110,480	121,683	39,570	133,680
571,388	467,784	45,952	75,264	23,125	97,901
506,853	335,765	14,169	100,320	32,540	104,343
78,583	79,179	11,048	10,816	3,517	11,883
240,123	6,940	–	–	–	–
5,878,492	7,904,102	800,736	811,329	233,211	731,377
404,189	437,585	48,775	69,526	44,893	74,253
66,345,271	44,395,854	6,220,929	8,117,376	449,680	4,764,368
$2,379,247,428	$2,404,845,740	$334,270,978	$329,668,403	$106,291,826	$359,040,528

$2,279,900,658	$2,457,254,893	$330,646,198	$314,487,215	$106,134,049	$351,447,536
99,346,770	(52,409,153)	3,624,780	15,181,188	157,777	7,592,992
$2,379,247,428	$2,404,845,740	$334,270,978	$329,668,403	$106,291,826	$359,040,528

See Notes to Financial Statements.	129

Statements of Assets and Liabilities (unaudited)(concluded)

March 31, 2019

	Short Duration	Intermediate

Net assets by class:
Class A Shares	$609,466,083	$1,506,526,508
Class C Shares	$101,621,367	$403,084,134
Class F Shares	$531,016,777	$1,653,303,240
Class F3 Shares	$29,606,561	$27,266,892
Class I Shares	$105,591,891	$561,456,101
Outstanding shares by class*:
Class A Shares	39,019,571	138,363,835
Class C Shares	6,505,895	37,066,850
Class F Shares	33,995,123	151,887,013
Class F3 Shares	1,894,460	2,502,963
Class I Shares	6,758,355	51,557,531
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$15.62	$10.89
Class A Shares-Maximum offering price (Net asset value plus sales charge of 2.25%)	$15.98	$11.14
Class C Shares-Net asset value	$15.62	$10.87
Class F Shares-Net asset value	$15.62	$10.89
Class F3 Shares-Net asset value	$15.63	$10.89
Class I Shares-Net asset value	$15.62	$10.89

*	Lord Abbett Municipal Income Fund, Inc. has 7,305,001,000 authorized shares of capital stock (par value $.001), which are designated as follows: 1,300,001,000 to Short Duration, 1,630,000,000 to Intermediate, 200,000,000 to AMT Free (which merged with and into National on March 22, 2019 (please see Note 15 for more information)), 650,000,000 to National, 1,325,000,000 to High Yield, 1,300,000,000 to Short Duration High Yield and 300,000,000 to each of California, New Jersey and New York (As of March 31, 2019).

130	See Notes to Financial Statements.

National	High Yield	Short Duration High Yield	California	New Jersey	New York

$1,675,409,177	$1,305,283,352	$145,837,180	$216,199,507	$88,751,248	$265,188,126
$149,307,586	$312,809,784	$10,788,019	$32,719,006	–	$37,300,408
$443,484,004	$612,149,745	$127,705,662	$51,329,393	$15,390,198	$43,487,076
$32,623,309	$15,052,749	$5,436,748	$5,900,084	$174,103	$879,681
$78,423,352	$159,550,110	$44,503,369	$23,520,413	$1,976,277	$12,185,237

146,713,393	107,693,974	9,520,981	19,641,586	17,590,823	23,227,444
13,060,760	25,800,757	704,168	2,971,320	–	3,271,626
38,865,233	50,466,613	8,337,647	4,663,358	3,050,394	3,805,506
2,858,160	1,244,351	354,856	536,203	34,459	77,007
6,870,821	13,186,654	2,904,908	2,138,383	391,274	1,066,651

$11.42	$12.12	$15.32	$11.01	$5.05	$11.42

$11.68	$12.40	$15.67	$11.26	$5.17	$11.68
$11.43	$12.12	$15.32	$11.01	–	$11.40
$11.41	$12.13	$15.32	$11.01	$5.05	$11.43
$11.41	$12.10	$15.32	$11.00	$5.05	$11.42
$11.41	$12.10	$15.32	$11.00	$5.05	$11.42

See Notes to Financial Statements.	131

Statements of Operations (unaudited)

For the Six Months Ended March 31, 2019

	Short Duration	Intermediate
Investment income:
Interest and other	$16,713,160	$70,660,844
Interest earned from Interfund Lending (See Note 11)	–	1,344
Total investment income	16,713,160	70,662,188
Expenses:
Management fee	2,299,211	7,766,108
12b-1 distribution plan-Class A	613,988	1,452,414
12b-1 distribution plan-Class C	428,614	1,674,631
12b-1 distribution plan-Class F	255,362	799,869
Interest expense and fees (See Note 2(h))	–	14,139
Shareholder servicing	301,078	1,096,464
Fund administration	270,495	801,791
Registration	97,234	121,477
Professional	40,474	63,120
Reports to shareholders	25,379	88,241
Directors’ fees	24,283	59,245
Custody	8,981	22,972
Other	48,154	70,277
Gross expenses	4,413,253	14,030,748
Expense reductions (See Note 9)	(30,038)	(90,089)
Fees waived and expenses reimbursed (See Note 3)	(45,632)	–
Net expenses	4,337,583	13,940,659
Net investment income	12,375,577	56,721,529
Net realized and unrealized gain (loss):
Net realized loss on investments	(1,004,176)	(12,383,330)
Net realized loss on futures contracts	–	(1,799,934)
Net change in unrealized appreciation/depreciation on investments	17,985,517	120,995,562
Net change in unrealized appreciation/depreciation on futures contracts	–	–
Net realized and unrealized gain	16,981,341	106,812,298
Net Increase in Net Assets Resulting From Operations	$29,356,918	$163,533,827

132	See Notes to Financial Statements.

National	High Yield	Short Duration High Yield	California	New Jersey	New York

$42,312,631	$56,413,835	$5,340,493	$6,053,291	$1,742,499	$5,775,251
–	–	–	–	–	–
42,312,631	56,413,835	5,340,493	6,053,291	1,742,499	5,775,251

4,258,274	5,133,148	601,835	681,480	220,434	756,048
1,475,741	1,208,747	130,754	199,808	82,641	246,278
525,466	1,278,485	40,848	129,556	–	153,222
164,920	273,179	59,405	23,669	6,887	20,887
298,347	69,496	–	–	–	–
502,761	558,174	91,468	63,414	22,595	79,483
401,778	438,520	60,184	60,576	19,594	67,204
74,995	83,408	47,626	33,882	27,613	33,884
45,012	184,313	22,397	22,049	20,052	23,232
45,656	48,447	6,699	7,029	3,703	8,202
35,288	38,084	4,854	5,353	1,676	6,067
11,919	12,470	3,686	2,979	2,382	3,974
200,457	64,677	17,201	20,771	7,513	22,366
8,040,614	9,391,148	1,086,957	1,250,566	415,090	1,420,847
(46,603)	(50,233)	(6,867)	(6,862)	(2,250)	(7,660)
–	–	(323,789)	–	(19,624)	–
7,994,011	9,340,915	756,301	1,243,704	393,216	1,413,187
34,318,620	47,072,920	4,584,192	4,809,587	1,349,283	4,362,064

(3,843,985)	(14,510,973)	(148,444)	(1,065,943)	(498,574)	(1,574,752)
(174,213)	(1,146,366)	(229,945)	(236,990)	(55,126)	(150,988)
61,928,365	56,057,884	5,089,039	8,705,514	3,412,793	12,381,725
(693,745)	(1,895,067)	(145,148)	(105,523)	(39,084)	(201,560)
57,216,422	38,505,478	4,565,502	7,297,058	2,820,009	10,454,425
$91,535,042	$85,578,398	$9,149,694	$12,106,645	$4,169,292	$14,816,489

See Notes to Financial Statements.	133

Statements of Changes in Net Assets

	Short Duration
INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended March 31, 2019 (unaudited)	For the Year Ended September 30, 2018
Operations:
Net investment income	$12,375,577	$20,108,649
Net realized gain (loss) on investments and futures contracts	(1,004,176)	(8,094,792)
Net change in unrealized appreciation/depreciation on investments and futures contracts	17,985,517	(13,040,891)
Net increase (decrease) in net assets resulting from operations	29,356,918	(1,027,034)
Distributions to shareholders:(1)
Class A	(5,577,183)	(9,605,897)
Class B	–	–
Class C	(639,096)	(938,411)
Class F	(4,884,571)	(8,092,579)
Class F3	(257,785)	(233,196)
Class I	(970,029)	(1,201,020)
Class T	–	(106)
Total distributions to shareholders	(12,328,664)	(20,071,209)
Capital share transactions (Net of share conversions) (See Note 14):
Net proceeds from sales of shares	342,682,982	561,558,316
Net proceeds from reorganizations (See Note 15)	–	–
Reinvestment of distributions	7,243,725	11,562,159
Cost of shares reacquired	(343,771,003)	(803,306,228)
Net increase (decrease) in net assets resulting from capital share transactions	6,155,704	(230,185,753)
Net increase (decrease) in net assets	23,183,958	(251,283,996)
NET ASSETS:
Beginning of period	$1,354,118,721	$1,605,402,717
End of period	$1,377,302,679	$1,354,118,721

(1)	Refer to Note 4 in the Notes to Financial Statements for the tax character of distributions.

134	See Notes to Financial Statements.

Intermediate		National
For the Six Months Ended March 31, 2019 (unaudited)	For the Year Ended September 30, 2018	For the Six Months Ended March 31, 2019 (unaudited)	For the Year Ended September 30, 2018

$56,721,529	$109,517,925	$34,318,620	$66,062,363
(14,183,264)	(14,308,835)	(4,018,198)	3,666,016

120,995,562	(89,742,337)	61,234,620	(48,784,217)
163,533,827	5,466,753	91,535,042	20,944,162

(20,373,557)	(39,655,549)	(25,131,336)	(48,683,027)
–	(3,018)	–	(4,433)
(4,542,437)	(9,390,724)	(1,784,216)	(3,971,879)
(23,175,694)	(44,868,051)	(5,763,141)	(10,317,066)
(376,758)	(569,663)	(420,637)	(670,025)
(7,778,237)	(13,599,387)	(908,034)	(1,632,706)
–	(204)	–	–
(56,246,683)	(108,086,596)	(34,007,364)	(65,279,136)

748,114,522	1,304,640,436	358,446,739	404,201,012
–	–	201,497,691	–
40,098,274	76,238,092	29,291,899	56,368,934
(906,670,815)	(1,505,458,002)	(251,677,829)	(467,482,957)

(118,458,019)	(124,579,474)	337,558,500	(6,913,011)
(11,170,875)	(227,199,317)	395,086,178	(51,247,985)

$4,162,807,750	$4,390,007,067	$1,984,161,250	$2,035,409,235
$4,151,636,875	$4,162,807,750	$2,379,247,428	$1,984,161,250

See Notes to Financial Statements.	135

Statements of Changes in Net Assets (continued)

	High Yield
INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended March 31, 2019 (unaudited)	For the Year Ended September 30, 2018
Operations:
Net investment income	$47,072,920	$85,123,448
Net realized loss on investments and futures contracts	(15,657,339)	(12,146,987)
Net change in unrealized appreciation/depreciation on investments and futures contracts	54,162,817	23,117,992
Net increase (decrease) in net assets resulting from operations	85,578,398	96,094,453
Distributions to shareholders:(1)
Class A	(25,560,127)	(46,372,740)
Class C	(5,471,622)	(11,674,662)
Class F	(11,797,709)	(20,010,480)
Class F3	(303,338)	(464,184)
Class I	(2,646,201)	(3,960,291)
Class T	–	(333)
Total distributions to shareholders	(45,778,997)	(82,482,690)
Capital share transactions (Net of share conversions) (See Note 14):
Net proceeds from sales of shares	469,281,224	601,913,158
Reinvestment of distributions	38,212,176	68,725,921
Cost of shares reacquired	(308,931,941)	(688,187,684)
Net increase (decrease) in net assets resulting from capital share transactions	198,561,459	(17,548,605)
Net increase (decrease) in net assets	238,360,860	(3,936,842)
NET ASSETS:
Beginning of period	$2,166,484,880	$2,170,421,722
End of period	$2,404,845,740	$2,166,484,880

(1)	Refer to Note 4 in the Notes to Financial Statements for the tax character of distributions.

136	See Notes to Financial Statements.

Short Duration High Yield
For the Six Months Ended March 31, 2019 (unaudited)	For the Year Ended September 30, 2018

$4,584,192	$6,937,247
(378,389)	(2,475,363)

4,943,891	(244,121)
9,149,694	4,217,763

(1,916,857)	(2,857,095)
(108,926)	(181,800)
(1,794,860)	(2,723,455)
(73,941)	(88,273)
(580,880)	(742,670)
–	–
(4,475,464)	(6,593,293)

113,858,351	153,832,011
4,353,951	6,504,730
(62,730,316)	(94,570,957)

55,481,986	65,765,784
60,156,216	63,390,254

$274,114,762	$210,724,508
$334,270,978	$274,114,762

137

Statements of Changes in Net Assets (concluded)

	California
INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended March 31, 2019 (unaudited)	For the Year Ended September 30, 2018
Operations:
Net investment income	$4,809,587	$9,292,769
Net realized gain (loss) on investments and futures contracts	(1,302,933)	1,669,850
Net change in unrealized appreciation/depreciation on investments and futures contracts	8,599,991	(7,534,201)
Net increase in net assets resulting from operations	12,106,645	3,428,418
Distributions to shareholders:(1)
Class A	(3,173,587)	(6,061,320)
Class C	(409,756)	(982,612)
Class F	(772,796)	(1,596,140)
Class F3	(80,520)	(97,582)
Class I	(316,989)	(444,831)
Total distributions to shareholders	(4,753,648)	(9,182,485)
Capital share transactions (Net of share conversions) (See Note 14):
Net proceeds from sales of shares	55,924,025	70,594,849
Reinvestment of distributions	4,061,685	7,898,316
Cost of shares reacquired	(36,930,888)	(83,423,286)
Net increase (decrease) in net assets resulting from capital share transactions	23,054,822	(4,930,121)
Net increase (decrease) in net assets	30,407,819	(10,684,188)
NET ASSETS:
Beginning of period	$299,260,584	$309,944,772
End of period	$329,668,403	$299,260,584

(1)	Refer to Note 4 in the Notes to Financial Statements for the tax character of distributions.

138	See Notes to Financial Statements.

New Jersey		New York
For the Six Months Ended March 31, 2019 (unaudited)	For the Year Ended September 30, 2018	For the Six Months Ended March 31, 2019 (unaudited)	For the Year Ended September 30, 2018

$1,349,283	$2,615,407	$4,362,064	$8,731,409
(553,700)	1,365,504	(1,725,740)	994,600

3,373,709	(2,424,033)	12,180,165	(9,011,603)
4,169,292	1,556,878	14,816,489	714,406

(1,157,987)	(2,188,429)	(3,355,188)	(6,461,211)
–	–	(397,062)	(896,394)
(199,272)	(370,252)	(588,431)	(1,131,071)
(1,451)	(3,575)	(12,789)	(22,087)
(21,869)	(33,722)	(137,327)	(185,897)
(1,380,579)	(2,595,978)	(4,490,797)	(8,696,660)

18,626,372	22,512,530	45,253,842	50,935,807
1,135,174	2,104,213	3,459,227	6,618,290
(11,958,081)	(28,743,319)	(42,219,374)	(77,224,892)

7,803,465	(4,126,576)	6,493,695	(19,670,795)
10,592,178	(5,165,676)	16,819,387	(27,653,049)

$95,699,648	$100,865,324	$342,221,141	$369,874,190
$106,291,826	$95,699,648	$359,040,528	$342,221,141

See Notes to Financial Statements.	139

Financial Highlights

SHORT DURATION TAX FREE FUND

		Per Share Operating Performance:

		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class A
3/31/2019(d)	$15.43	$0.14	$0.19	$0.33	$(0.14)	$ –	$(0.14)
9/30/2018	15.64	0.21	(0.20)	0.01	(0.22)	–	(0.22)
9/30/2017	15.76	0.17	(0.12)	0.05	(0.17)	–	(0.17)
9/30/2016	15.74	0.17	0.02	0.19	(0.17)	–	(0.17)
9/30/2015	15.80	0.16	(0.06)	0.10	(0.16)	–	(0.16)
9/30/2014	15.71	0.19	0.10	0.29	(0.19)	(0.01)	(0.20)
Class C
3/31/2019(d)	15.43	0.09	0.19	0.28	(0.09)	–	(0.09)
9/30/2018	15.64	0.12	(0.21)	(0.09)	(0.12)	–	(0.12)
9/30/2017	15.77	0.07	(0.13)	(0.06)	(0.07)	–	(0.07)
9/30/2016	15.74	0.07	0.03	0.10	(0.07)	–	(0.07)
9/30/2015	15.80	0.06	(0.06)	–	(0.06)	–	(0.06)
9/30/2014	15.71	0.09	0.10	0.19	(0.09)	(0.01)	(0.10)
Class F
3/31/2019(d)	15.43	0.15	0.19	0.34	(0.15)	–	(0.15)
9/30/2018	15.64	0.23	(0.21)	0.02	(0.23)	–	(0.23)
9/30/2017	15.77	0.18	(0.13)	0.05	(0.18)	–	(0.18)
9/30/2016	15.74	0.19	0.02	0.21	(0.18)	–	(0.18)
9/30/2015	15.80	0.18	(0.07)	0.11	(0.17)	–	(0.17)
9/30/2014	15.71	0.20	0.10	0.30	(0.20)	(0.01)	(0.21)
Class F3
3/31/2019(d)	15.43	0.16	0.20	0.36	(0.16)	–	(0.16)
9/30/2018	15.65	0.25	(0.22)	0.03	(0.25)	–	(0.25)
4/4/2017 to 9/30/2017(g)	15.56	0.10	0.09	0.19	(0.10)	–	(0.10)
Class I
3/31/2019(d)	15.43	0.16	0.19	0.35	(0.16)	–	(0.16)
9/30/2018	15.65	0.25	(0.22)	0.03	(0.25)	–	(0.25)
9/30/2017	15.77	0.20	(0.12)	0.08	(0.20)	–	(0.20)
9/30/2016	15.74	0.20	0.03	0.23	(0.20)	–	(0.20)
9/30/2015	15.80	0.19	(0.06)	0.13	(0.19)	–	(0.19)
9/30/2014	15.71	0.22	0.10	0.32	(0.22)	(0.01)	(0.23)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Interest expense, if applicable, relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.
(d)	Unaudited.
(e)	Not annualized.
(f)	Annualized.
(g)	Commenced on April 4, 2017.

140	See Notes to Financial Statements.

			Ratios to Average Net Assets:								Supplemental Data:
Net asset value, end of period	Total return(b) (%)		Total expenses after waivers and/or reim- bursements (includes interest expense)(c) (%)		Total expenses after waivers and/or reim- bursements (excludes interest expense)(c) (%)		Total expenses (%)		Net investment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$15.62	2.15	(e)	0.65	(f)	0.65	(f)	0.66	(f)	1.82	(f)	$609,466	17	(e)
15.43	0.04		0.65		0.65		0.68		1.38		621,383	55
15.64	0.26		0.65		0.65		0.71		1.08		777,769	23
15.76	1.27		0.65		0.65		0.71		1.08		1,060,240	23
15.74	0.63		0.65		0.65		0.70		1.02		1,056,101	26
15.80	1.85		0.64		0.64		0.70		1.19		1,231,268	28

15.62	1.84	(e)	1.26	(f)	1.26	(f)	1.27	(f)	1.22	(f)	101,621	17	(e)
15.43	(0.57)		1.26		1.26		1.29		0.77		106,989	55
15.64	(0.36)		1.27		1.27		1.33		0.47		138,173	23
15.77	0.65		1.27		1.27		1.33		0.47		180,900	23
15.74	0.01		1.27		1.27		1.33		0.39		200,818	26
15.80	1.20		1.28		1.28		1.34		0.55		237,782	28

15.62	2.20	(e)	0.55	(f)	0.55	(f)	0.56	(f)	1.92	(f)	531,017	17	(e)
15.43	0.14		0.55		0.55		0.58		1.48		507,085	55
15.64	0.35		0.55		0.55		0.61		1.18		641,013	23
15.77	1.37		0.55		0.55		0.61		1.18		803,775	23
15.74	0.73		0.55		0.55		0.60		1.11		724,280	26
15.80	1.95		0.54		0.54		0.60		1.29		775,914	28

15.63	2.33	(e)	0.42	(f)	0.42	(f)	0.43	(f)	2.04	(f)	29,607	17	(e)
15.43	0.19		0.43		0.43		0.44		1.63		19,703	55
15.65	1.23	(e)	0.43	(f)	0.43	(f)	0.49	(f)	1.30	(f)	947	23

15.62	2.25	(e)	0.45	(f)	0.45	(f)	0.46	(f)	2.02	(f)	105,592	17	(e)
15.43	0.17		0.45		0.45		0.47		1.60		98,960	55
15.65	0.52		0.45		0.45		0.51		1.28		47,491	23
15.77	1.47		0.45		0.45		0.51		1.27		67,127	23
15.74	0.83		0.45		0.45		0.50		1.20		44,295	26
15.80	2.04		0.44		0.44		0.50		1.38		82,953	28

See Notes to Financial Statements.	141

Financial Highlights (continued)

INTERMEDIATE TAX FREE FUND

		Per Share Operating Performance:

		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment oper- ations	Net investment income	Net realized gain	Total distri- butions
Class A
3/31/2019(d)	$10.60	$0.15	$0.29	$0.44	$(0.15)	$ –	$(0.15)
9/30/2018	10.85	0.27	(0.25)	0.02	(0.27)	–	(0.27)
9/30/2017	11.10	0.27	(0.26)	0.01	(0.26)	– (g)	(0.26)
9/30/2016	10.80	0.29	0.30	0.59	(0.28)	(0.01)	(0.29)
9/30/2015	10.83	0.31	(0.04)	0.27	(0.30)	–	(0.30)
9/30/2014	10.49	0.32	0.41	0.73	(0.32)	(0.07)	(0.39)
Class C
3/31/2019(d)	10.59	0.12	0.28	0.40	(0.12)	–	(0.12)
9/30/2018	10.84	0.21	(0.26)	(0.05)	(0.20)	–	(0.20)
9/30/2017	11.09	0.20	(0.26)	(0.06)	(0.19)	– (g)	(0.19)
9/30/2016	10.79	0.22	0.30	0.52	(0.21)	(0.01)	(0.22)
9/30/2015	10.82	0.24	(0.04)	0.20	(0.23)	–	(0.23)
9/30/2014	10.48	0.25	0.41	0.66	(0.25)	(0.07)	(0.32)
Class F
3/31/2019(d)	10.60	0.15	0.29	0.44	(0.15)	–	(0.15)
9/30/2018	10.85	0.28	(0.25)	0.03	(0.28)	–	(0.28)
9/30/2017	11.10	0.27	(0.25)	0.02	(0.27)	– (g)	(0.27)
9/30/2016	10.80	0.30	0.30	0.60	(0.29)	(0.01)	(0.30)
9/30/2015	10.83	0.32	(0.04)	0.28	(0.31)	–	(0.31)
9/30/2014	10.49	0.33	0.41	0.74	(0.33)	(0.07)	(0.40)
Class F3
3/31/2019(d)	10.60	0.16	0.29	0.45	(0.16)	–	(0.16)
9/30/2018	10.86	0.30	(0.26)	0.04	(0.30)	–	(0.30)
4/4/2017 to 9/30/2017(h)	10.66	0.13	0.21	0.34	(0.14)	– (g)	(0.14)
Class I
3/31/2019(d)	10.60	0.16	0.29	0.45	(0.16)	–	(0.16)
9/30/2018	10.85	0.30	(0.26)	0.04	(0.29)	–	(0.29)
9/30/2017	11.10	0.29	(0.26)	0.03	(0.28)	– (g)	(0.28)
9/30/2016	10.80	0.31	0.30	0.61	(0.30)	(0.01)	(0.31)
9/30/2015	10.84	0.33	(0.05)	0.28	(0.32)	–	(0.32)
9/30/2014	10.49	0.34	0.42	0.76	(0.34)	(0.07)	(0.41)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Interest expense, if applicable, relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.
(d)	Unaudited.
(e)	Not annualized.
(f)	Annualized.
(g)	Amount less than $0.01.
(h)	Commenced on April 4, 2017.

142	See Notes to Financial Statements.

			Ratios to Average Net Assets:								Supplemental Data:
Net asset value, end of period	Total return(b) (%)		Total expenses after waivers and/or reim- bursements (includes interest expense)(c) (%)		Total expenses after waivers and/or reim- bursements (excludes interest expense)(c) (%)		Total expenses (%)		Net investment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$10.89	4.18	(e)	0.70	(f)	0.70	(f)	0.70	(f)	2.83	(f)	$1,506,527	14	(e)
10.60	0.20		0.70		0.70		0.70		2.57		1,496,393	23
10.85	0.18		0.70		0.70		0.70		2.46		1,650,235	23
11.10	5.53		0.70		0.70		0.70		2.62		2,000,225	8
10.80	2.52		0.71		0.71		0.71		2.84		1,592,318	12
10.83	7.09		0.70		0.70		0.71		3.04		1,485,143	19

10.87	3.77	(e)	1.32	(f)	1.32	(f)	1.32	(f)	2.22	(f)	403,084	14	(e)
10.59	(0.42)		1.32		1.32		1.32		1.95		432,891	23
10.84	(0.45)		1.33		1.33		1.33		1.84		540,427	23
11.09	4.87		1.33		1.33		1.33		2.00		657,981	8
10.79	1.89		1.33		1.33		1.33		2.22		564,502	12
10.82	6.42		1.34		1.34		1.35		2.40		559,156	19

10.89	4.23	(e)	0.60	(f)	0.60	(f)	0.60	(f)	2.92	(f)	1,653,303	14	(e)
10.60	0.30		0.60		0.60		0.60		2.66		1,680,364	23
10.85	0.28		0.60		0.60		0.60		2.55		1,861,797	23
11.10	5.63		0.60		0.60		0.60		2.72		1,983,052	8
10.80	2.62		0.61		0.61		0.61		2.94		1,447,425	12
10.83	7.20		0.60		0.60		0.60		3.13		1,092,546	19

10.89	4.30	(e)	0.46	(f)	0.46	(f)	0.46	(f)	3.06	(f)	27,267	14	(e)
10.60	0.34		0.46		0.46		0.46		2.80		24,227	23
10.86	3.16	(e)	0.46	(f)	0.46	(f)	0.46	(f)	2.52	(f)	441	23

10.89	4.28	(e)	0.50	(f)	0.50	(f)	0.50	(f)	3.02	(f)	561,456	14	(e)
10.60	0.40		0.50		0.50		0.50		2.77		528,933	23
10.85	0.38		0.50		0.50		0.50		2.66		336,447	23
11.10	5.74		0.50		0.50		0.50		2.79		316,391	8
10.80	2.63		0.51		0.51		0.51		3.02		164,325	12
10.84	7.41		0.50		0.50		0.50		3.23		68,985	19

See Notes to Financial Statements.	143

Financial Highlights (continued)

NATIONAL TAX FREE FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	Net investment income	Net asset value, end of period
Class A
3/31/2019(d)	$11.11	$0.19	$0.31	$0.50	$(0.19)	$11.42
9/30/2018	11.36	0.37	(0.25)	0.12	(0.37)	11.11
9/30/2017	11.69	0.38	(0.34)	0.04	(0.37)	11.36
9/30/2016	11.24	0.41	0.44	0.85	(0.40)	11.69
9/30/2015	11.29	0.41	(0.06)	0.35	(0.40)	11.24
9/30/2014	10.60	0.45	0.68	1.13	(0.44)	11.29
Class C
3/31/2019(d)	11.13	0.16	0.29	0.45	(0.15)	11.43
9/30/2018	11.37	0.30	(0.24)	0.06	(0.30)	11.13
9/30/2017	11.70	0.31	(0.34)	(0.03)	(0.30)	11.37
9/30/2016	11.26	0.33	0.44	0.77	(0.33)	11.70
9/30/2015	11.30	0.34	(0.05)	0.29	(0.33)	11.26
9/30/2014	10.61	0.38	0.68	1.06	(0.37)	11.30
Class F
3/31/2019(d)	11.10	0.19	0.31	0.50	(0.19)	11.41
9/30/2018	11.35	0.38	(0.25)	0.13	(0.38)	11.10
9/30/2017	11.68	0.39	(0.34)	0.05	(0.38)	11.35
9/30/2016	11.23	0.41	0.45	0.86	(0.41)	11.68
9/30/2015	11.28	0.42	(0.06)	0.36	(0.41)	11.23
9/30/2014	10.59	0.45	0.69	1.14	(0.45)	11.28
Class F3
3/31/2019(d)	11.11	0.20	0.30	0.50	(0.20)	11.41
9/30/2018	11.35	0.39	(0.24)	0.15	(0.39)	11.11
4/4/2017 to 9/30/2017(g)	11.11	0.19	0.24	0.43	(0.19)	11.35
Class I
3/31/2019(d)	11.11	0.20	0.30	0.50	(0.20)	11.41
9/30/2018	11.35	0.39	(0.24)	0.15	(0.39)	11.11
9/30/2017	11.68	0.39	(0.33)	0.06	(0.39)	11.35
9/30/2016	11.24	0.42	0.44	0.86	(0.42)	11.68
9/30/2015	11.29	0.43	(0.06)	0.37	(0.42)	11.24
9/30/2014	10.60	0.45	0.70	1.15	(0.46)	11.29

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Interest expense, if applicable, relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.
(d)	Unaudited.
(e)	Not annualized.
(f)	Annualized.
(g)	Commenced on April 4, 2017.

144	See Notes to Financial Statements.

		Ratios to Average Net Assets:						Supplemental Data:

Total return(b) (%)		Total expenses (includes interest expense)(c) (%)		Total expenses (excludes interest expense)(c) (%)		Net investment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

4.54	(e)	0.78	(f)	0.75	(f)	3.43	(f)	$1,675,409	7	(e)
1.03		0.77		0.74		3.28		1,484,381	32
0.43		0.76		0.74		3.34		1,496,723	31
7.68		0.77		0.74		3.52		1,591,375	16
3.16		0.77		0.75		3.61		1,404,309	29
10.87		0.78		0.75		4.09		1,423,250	45

4.12	(e)	1.40	(f)	1.37	(f)	2.81	(f)	149,308	7	(e)
0.49		1.39		1.36		2.66		131,631	32
(0.19)		1.39		1.37		2.72		164,380	31
6.91		1.39		1.37		2.90		198,789	16
2.61		1.40		1.38		2.98		172,774	29
10.17		1.41		1.39		3.46		174,469	45

4.59	(e)	0.68	(f)	0.65	(f)	3.51	(f)	443,484	7	(e)
1.12		0.66		0.64		3.37		299,777	32
0.53		0.66		0.64		3.43		333,595	31
7.78		0.67		0.64		3.59		318,012	16
3.25		0.67		0.65		3.70		186,722	29
10.98		0.67		0.65		4.15		151,265	45

4.57	(e)	0.53	(f)	0.50	(f)	3.66	(f)	32,623	7	(e)
1.34		0.53		0.50		3.50		21,499	32
3.80	(e)	0.52		0.50	(f)	3.50	(f)	16,732	31

4.55	(e)	0.58	(f)	0.55	(f)	3.61	(f)	78,423	7	(e)
1.31		0.57		0.54		3.48		46,873	32
0.63		0.56		0.54		3.49		23,240	31
7.77		0.57		0.54		3.60		9,658	16
3.34		0.57		0.55		3.77		2,442	29
11.07		0.57		0.55		4.14		1,679	45

See Notes to Financial Statements.	145

Financial Highlights (continued)

HIGH YIELD MUNICIPAL BOND FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net asset value, end of period	Total return(b) (%)
Class A
3/31/2019(d)	$11.93	$0.26	$0.18	$0.44	$(0.25)	$12.12	3.75	(e)
9/30/2018	11.84	0.48	0.08	0.56	(0.47)	11.93	4.83
9/30/2017	12.17	0.50	(0.34)	0.16	(0.49)	11.84	1.41
9/30/2016	11.54	0.56	0.60	1.16	(0.53)	12.17	10.28
9/30/2015	11.69	0.56	(0.17)	0.39	(0.54)	11.54	3.36
9/30/2014	10.91	0.58	0.75	1.33	(0.55)	11.69	12.54
Class C
3/31/2019(d)	11.93	0.22	0.18	0.40	(0.21)	12.12	3.42	(e)
9/30/2018	11.84	0.41	0.08	0.49	(0.40)	11.93	4.18
9/30/2017	12.17	0.43	(0.35)	0.08	(0.41)	11.84	0.79
9/30/2016	11.55	0.49	0.59	1.08	(0.46)	12.17	9.51
9/30/2015	11.69	0.49	(0.17)	0.32	(0.46)	11.55	2.81
9/30/2014	10.92	0.51	0.74	1.25	(0.48)	11.69	11.74
Class F
3/31/2019(d)	11.93	0.26	0.19	0.45	(0.25)	12.13	3.88	(e)
9/30/2018	11.85	0.49	0.07	0.56	(0.48)	11.93	4.84
9/30/2017	12.18	0.52	(0.35)	0.17	(0.50)	11.85	1.51
9/30/2016	11.55	0.57	0.60	1.17	(0.54)	12.18	10.39
9/30/2015	11.69	0.58	(0.17)	0.41	(0.55)	11.55	3.55
9/30/2014	10.92	0.58	0.76	1.34	(0.57)	11.69	12.54
Class F3
3/31/2019(d)	11.90	0.27	0.19	0.46	(0.26)	12.10	3.96	(e)
9/30/2018	11.82	0.51	0.06	0.57	(0.49)	11.90	4.98
4/4/2017 to 9/30/2017(g)	11.79	0.24	0.03	0.27	(0.24)	11.82	4.11	(e)
Class I
3/31/2019(d)	11.90	0.27	0.19	0.46	(0.26)	12.10	3.94	(e)
9/30/2018	11.82	0.50	0.07	0.57	(0.49)	11.90	4.94
9/30/2017	12.15	0.52	(0.35)	0.17	(0.50)	11.82	1.57
9/30/2016	11.53	0.57	0.60	1.17	(0.55)	12.15	10.41
9/30/2015	11.67	0.58	(0.16)	0.42	(0.56)	11.53	3.64
9/30/2014	10.92	0.61	0.71	1.32	(0.57)	11.67	12.44

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Interest expense, if applicable, relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.
(d)	Unaudited.
(e)	Not annualized.
(f)	Annualized.
(g)	Commenced on April 4, 2017.

146	See Notes to Financial Statements.

Ratios to Average Net Assets:								Supplemental Data:
Total expenses after waivers and/or reim- bursements (includes interest expense)(c) (%)		Total expenses after waivers and/or reim- bursements (excludes interest expense)(c) (%)		Total expenses (%)		Net investment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

0.80	(f)	0.79	(f)	0.80	(f)	4.34	(f)	$1,305,283	9	(e)
0.82		0.81		0.82		4.09		1,217,482	30
0.80		0.79		0.80		4.31		1,182,782	30
0.80		0.79		0.80		4.71		1,273,114	16
0.84		0.83		0.87		4.82		1,141,428	31
0.91		0.90		0.91		5.12		1,160,471	33

1.44	(f)	1.43	(f)	1.44	(f)	3.71	(f)	312,810	9	(e)
1.44		1.43		1.44		3.48		309,743	30
1.43		1.42		1.43		3.70		380,228	30
1.42		1.41		1.42		4.09		441,499	16
1.47		1.46		1.50		4.20		397,615	31
1.54		1.53		1.54		4.50		408,459	33

0.70	(f)	0.69	(f)	0.70	(f)	4.43	(f)	612,150	9	(e)
0.72		0.71		0.72		4.18		517,484	30
0.70		0.69		0.70		4.39		540,945	30
0.70		0.69		0.70		4.80		490,913	16
0.74		0.73		0.77		4.92		404,172	31
0.81		0.80		0.81		5.17		393,166	33

0.57	(f)	0.56	(f)	0.56	(f)	4.57	(f)	15,053	9	(e)
0.58		0.57		0.58		4.30		13,249	30
0.56	(f)	0.56	(f)	0.56	(f)	4.09	(f)	1,750	30

0.60	(f)	0.59	(f)	0.60	(f)	4.55	(f)	159,550	9	(e)
0.62		0.61		0.62		4.27		108,526	30
0.60		0.59		0.60		4.42		64,707	30
0.60		0.58		0.60		4.82		68,122	16
0.64		0.63		0.67		4.99		11,061	31
0.72		0.71		0.72		5.49		25,841	33

See Notes to Financial Statements.	147

Financial Highlights (continued)

SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND

		Per Share Operating Performance:

		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain		Total distri- butions
Class A
3/31/2019(c)	$15.10	$0.23	$0.21	$0.44	$(0.22)	$–		$(0.22)
9/30/2018	15.26	0.43	(0.18)	0.25	(0.41)	–	(f)	(0.41)
9/30/2017	15.52	0.43	(0.29)	0.14	(0.40)	–		(0.40)
9/30/2016	15.04	0.42	0.46	0.88	(0.40)	–		(0.40)
6/1/2015 to 9/30/2015(g)	15.00	0.13	0.03	0.16	(0.12)	–		(0.12)
Class C
3/31/2019(c)	15.11	0.18	0.20	0.38	(0.17)	–		(0.17)
9/30/2018	15.26	0.33	(0.17)	0.16	(0.31)	–	(f)	(0.31)
9/30/2017	15.52	0.32	(0.29)	0.03	(0.29)	–		(0.29)
9/30/2016	15.04	0.30	0.46	0.76	(0.28)	–		(0.28)
6/1/2015 to 9/30/2015(g)	15.00	0.10	0.02	0.12	(0.08)	–		(0.08)
Class F
3/31/2019(c)	15.10	0.23	0.22	0.45	(0.23)	–		(0.23)
9/30/2018	15.26	0.44	(0.18)	0.26	(0.42)	–	(f)	(0.42)
9/30/2017	15.51	0.45	(0.28)	0.17	(0.42)	–		(0.42)
9/30/2016	15.04	0.43	0.46	0.89	(0.42)	–		(0.42)
6/1/2015 to 9/30/2015(g)	15.00	0.14	0.02	0.16	(0.12)	–		(0.12)
Class F3
3/31/2019(c)	15.11	0.24	0.21	0.45	(0.24)	–		(0.24)
9/30/2018	15.27	0.46	(0.18)	0.28	(0.44)	–	(f)	(0.44)
4/4/2017 to 9/30/2017(h)	14.99	0.23	0.27	0.50	(0.22)	–		(0.22)
Class I
3/31/2019(c)	15.11	0.24	0.20	0.44	(0.23)	–		(0.23)
9/30/2018	15.26	0.46	(0.17)	0.29	(0.44)	–	(f)	(0.44)
9/30/2017	15.52	0.46	(0.29)	0.17	(0.43)	–		(0.43)
9/30/2016	15.04	0.43	0.48	0.91	(0.43)	–		(0.43)
6/1/2015 to 9/30/2015(g)	15.00	0.15	0.02	0.17	(0.13)	–		(0.13)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.
(f)	Amount less than $0.01.
(g)	Commenced on June 1, 2015.
(h)	Commenced on April 4, 2017.

148	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:

Net asset value, end of period	Total return(b) (%)		Total expenses after waivers and/or reim- bursements (%)		Total expenses (%)		Net investment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$15.32	2.95	(d)	0.55	(e)	0.77	(e)	3.00	(e)	$145,837	20	(d)
15.10	1.59		0.55		0.78		2.83		121,804	29
15.26	1.06		0.55		0.81		2.86		90,165	17
15.52	5.93		0.55		0.92		2.74		54,470	12
15.04	1.06	(d)	0.55	(e)	1.69	(e)	2.69	(e)	12,019	1

15.32	2.54	(d)	1.20	(e)	1.42	(e)	2.35	(e)	10,788	20	(d)
15.11	0.98		1.22		1.45		2.17		8,851	29
15.26	0.32		1.29		1.56		2.14		8,782	17
15.52	5.11		1.31		1.68		1.94		8,661	12
15.04	0.78	(d)	1.35	(e)	2.42	(e)	1.98	(e)	852	1

15.32	2.99	(d)	0.45	(e)	0.67	(e)	3.09	(e)	127,706	20	(d)
15.10	1.69		0.45		0.68		2.93		109,580	29
15.26	1.16		0.45		0.71		2.96		87,848	17
15.51	6.03		0.45		0.82		2.81		41,758	12
15.04	1.09	(d)	0.45	(e)	1.59	(e)	2.76	(e)	9,072	1

15.32	3.01	(d)	0.30	(e)	0.52	(e)	3.24	(e)	5,437	20	(d)
15.11	1.91		0.29		0.53		3.06		3,812	29
15.27	3.33	(d)	0.29	(e)	0.56	(e)	3.02	(e)	221	17

15.32	2.98	(d)	0.35	(e)	0.57	(e)	3.19	(e)	44,503	20	(d)
15.11	1.86		0.35		0.58		3.03		30,068	29
15.26	1.26		0.35		0.61		3.06		23,707	17
15.52	6.13		0.35		0.74		2.80		6,837	12
15.04	1.12	(d)	0.35	(e)	1.45	(e)	2.97	(e)	619	1

See Notes to Financial Statements.	149

Financial Highlights (continued)

CALIFORNIA TAX FREE FUND

		Per Share Operating Performance:

		Investment Operations:			Distributions to shareholders from:
	Net asset value, Beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	Net investment income	Net asset value, end of period
Class A
3/31/2019(d)	$10.76	$0.17	$0.25	$0.42	$(0.17)	$11.01
9/30/2018	10.96	0.33	(0.20)	0.13	(0.33)	10.76
9/30/2017	11.32	0.34	(0.36)	(0.02)	(0.34)	10.96
9/30/2016	10.85	0.37	0.46	0.83	(0.36)	11.32
9/30/2015	10.84	0.37	0.01	0.38	(0.37)	10.85
9/30/2014	10.10	0.38	0.74	1.12	(0.38)	10.84
Class C
3/31/2019(d)	10.76	0.14	0.25	0.39	(0.14)	11.01
9/30/2018	10.96	0.27	(0.21)	0.06	(0.26)	10.76
9/30/2017	11.33	0.27	(0.37)	(0.10)	(0.27)	10.96
9/30/2016	10.85	0.30	0.47	0.77	(0.29)	11.33
9/30/2015	10.84	0.31	– (g)	0.31	(0.30)	10.85
9/30/2014	10.10	0.32	0.73	1.05	(0.31)	10.84
Class F
3/31/2019(d)	10.75	0.18	0.26	0.44	(0.18)	11.01
9/30/2018	10.96	0.34	(0.21)	0.13	(0.34)	10.75
9/30/2017	11.32	0.35	(0.36)	(0.01)	(0.35)	10.96
9/30/2016	10.85	0.38	0.47	0.85	(0.38)	11.32
9/30/2015	10.84	0.38	0.01	0.39	(0.38)	10.85
9/30/2014	10.10	0.39	0.74	1.13	(0.39)	10.84
Class F3
3/31/2019(d)	10.75	0.18	0.25	0.43	(0.18)	11.00
9/30/2018	10.95	0.36	(0.21)	0.15	(0.35)	10.75
4/4/2017 to 9/30/2017(h)	10.77	0.18	0.17	0.35	(0.17)	10.95
Class I
3/31/2019(d)	10.75	0.18	0.25	0.43	(0.18)	11.00
9/30/2018	10.95	0.36	(0.21)	0.15	(0.35)	10.75
9/30/2017	11.32	0.36	(0.37)	(0.01)	(0.36)	10.95
9/30/2016	10.84	0.39	0.48	0.87	(0.39)	11.32
9/30/2015	10.84	0.39	– (g)	0.39	(0.39)	10.84
9/30/2014	10.09	0.41	0.74	1.15	(0.40)	10.84

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Interest expense, if applicable, relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.
(d)	Unaudited.
(e)	Not annualized.
(f)	Annualized.
(g)	Amount less than $0.01.
(h)	Commenced on April 4, 2017.

150	See Notes to Financial Statements.

		Ratios to Average Net Assets:								Supplemental Data:
Total return(b) (%)		Total expenses after waivers and/or reim- bursements (includes interest expense)(c) (%)		Total expenses after waivers and/or reim- bursements (excludes interest expense)(c) (%)		Total expenses (%)		Net investment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

3.95	(e)	0.79	(f)	0.79	(f)	0.79	(f)	3.21	(f)	$216,200	11	(e)
1.20		0.79		0.79		0.79		3.07		197,080	28
(0.12)		0.79		0.78		0.79		3.15		204,019	27
7.80		0.79		0.78		0.79		3.30		234,470	8
3.54		0.82		0.81		0.82		3.44		185,379	15
11.29		0.86		0.86		0.86		3.69		170,131	21

3.63	(e)	1.40	(f)	1.40	(f)	1.40	(f)	2.60	(f)	32,719	11	(e)
0.58		1.41		1.41		1.41		2.45		33,793	28
(0.85)		1.43		1.43		1.43		2.51		45,450	27
7.21		1.42		1.41		1.42		2.66		54,658	8
2.89		1.45		1.45		1.45		2.80		39,790	15
10.58		1.50		1.50		1.50		3.05		36,122	21

4.09	(e)	0.69	(f)	0.69	(f)	0.69	(f)	3.30	(f)	51,329	11	(e)
1.21		0.69		0.69		0.69		3.17		49,601	28
(0.02)		0.69		0.68		0.69		3.23		53,111	27
7.90		0.69		0.68		0.69		3.39		53,059	8
3.64		0.72		0.71		0.72		3.52		36,482	15
11.39		0.76		0.76		0.76		3.78		24,810	21

4.06	(e)	0.56	(f)	0.56	(f)	0.56	(f)	3.41	(f)	5,900	11	(e)
1.42		0.56		0.56		0.56		3.28		3,949	28
3.30	(e)	0.56	(f)	0.52	(f)	0.56	(f)	3.39	(f)	2,243	27

4.05	(e)	0.59	(f)	0.59	(f)	0.59	(f)	3.39	(f)	23,520	11	(e)
1.40		0.59		0.59		0.59		3.27		14,836	28
(0.01)		0.59		0.58		0.59		3.34		5,121	27
8.10		0.58		0.58		0.58		3.47		4,802	8
3.63		0.61		0.61		0.61		3.61		2,309	15
11.65		0.66		0.65		0.66		3.90		22	21

See Notes to Financial Statements.	151

Financial Highlights (continued)

NEW JERSEY TAX FREE FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net asset value, end of period	Total return(b) (%)
Class A
3/31/2019(d)	$4.91	$0.07	$0.14	$0.21	$(0.07)	$5.05	4.29	(e)
9/30/2018	4.96	0.14	(0.05)	0.09	(0.14)	4.91	1.75
9/30/2017	5.11	0.14	(0.15)	(0.01)	(0.14)	4.96	(0.08)
9/30/2016	4.86	0.16	0.25	0.41	(0.16)	5.11	8.53
9/30/2015	4.94	0.17	(0.08)	0.09	(0.17)	4.86	1.74
9/30/2014	4.66	0.17	0.28	0.45	(0.17)	4.94	9.87
Class F
3/31/2019(d)	4.91	0.07	0.14	0.21	(0.07)	5.05	4.34	(e)
9/30/2018	4.96	0.14	(0.05)	0.09	(0.14)	4.91	1.85
9/30/2017	5.11	0.15	(0.15)	–	(0.15)	4.96	0.02
9/30/2016	4.86	0.16	0.25	0.41	(0.16)	5.11	8.63
9/30/2015	4.94	0.17	(0.08)	0.09	(0.17)	4.86	1.84
9/30/2014	4.66	0.18	0.28	0.46	(0.18)	4.94	9.97
Class F3
3/31/2019(d)	4.92	0.07	0.13	0.20	(0.07)	5.05	4.20	(e)
9/30/2018	4.97	0.15	(0.05)	0.10	(0.15)	4.92	1.99
4/4/2017 to 9/30/2017(g)	4.87	0.07	0.10	0.17	(0.07)	4.97	3.55	(e)
Class I
3/31/2019(d)	4.92	0.07	0.13	0.20	(0.07)	5.05	4.18	(e)
9/30/2018	4.97	0.15	(0.05)	0.10	(0.15)	4.92	1.95
9/30/2017	5.11	0.15	(0.14)	0.01	(0.15)	4.97	0.30
9/30/2016	4.86	0.17	0.25	0.42	(0.17)	5.11	8.76
9/30/2015	4.94	0.18	(0.08)	0.10	(0.18)	4.86	2.00
9/30/2014	4.66	0.19	0.27	0.46	(0.18)	4.94	10.13

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Class A does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Interest expense, if applicable, relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.
(d)	Unaudited.
(e)	Not annualized.
(f)	Annualized.
(g)	Commenced on April 4, 2017.

152	See Notes to Financial Statements.

Ratios to Average Net Assets:								Supplemental Data:
Total expenses after waivers and/or reim- bursements (includes interest expense)(c) (%)		Total expenses after waivers and/or reim- bursements (excludes interest expense)(c) (%)		Total expenses (%)		Net investment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

0.82	(f)	0.82	(f)	0.86	(f)	2.74	(f)	$88,751	2	(e)
0.82		0.82		0.88		2.77		79,108	20
0.82		0.82		0.86		2.93		89,916	24
0.83		0.83		0.86		3.21		98,152	13
0.86		0.86		0.86		3.39		90,126	17
0.85		0.85		0.85		3.63		92,713	19

0.72	(f)	0.72	(f)	0.76	(f)	2.83	(f)	15,390	2	(e)
0.72		0.72		0.78		2.86		15,243	20
0.72		0.72		0.75		3.01		10,605	24
0.73		0.73		0.76		3.28		9,602	13
0.76		0.76		0.76		3.49		6,197	17
0.74		0.74		0.74		3.69		6,838	19

0.58	(f)	0.58	(f)	0.63	(f)	2.89	(f)	174	2	(e)
0.58		0.58		0.64		2.99		139	20
0.58	(f)	0.58	(f)	0.64	(f)	3.01	(f)	10	24

0.62	(f)	0.62	(f)	0.66	(f)	2.91	(f)	1,976	2	(e)
0.62		0.62		0.68		2.97		1,209	20
0.62		0.62		0.65		3.10		334	24
0.62		0.62		0.65		3.28		129	13
0.62		0.62		0.62		3.65		13	17
0.62		0.62		0.62		3.87		13	19

See Notes to Financial Statements.	153

Financial Highlights (concluded)

NEW YORK TAX FREE FUND

		Per Share Operating Performance:

		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain		Total distri- butions
Class A
3/31/2019(d)	$11.08	$0.15	$0.34	$0.49	$(0.15)	$–	(e)	$(0.15)
9/30/2018	11.32	0.28	(0.24)	0.04	(0.28)	–		–
9/30/2017	11.65	0.29	(0.33)	(0.04)	(0.29)	–		–
9/30/2016	11.19	0.32	0.46	0.78	(0.32)	–		–
9/30/2015	11.23	0.35	(0.04)	0.31	(0.35)	–		–
9/30/2014	10.59	0.38	0.63	1.01	(0.37)	–		–
Class C
3/31/2019(d)	11.06	0.11	0.34	0.45	(0.11)	–	(e)	(0.11)
9/30/2018	11.31	0.21	(0.25)	(0.04)	(0.21)	–		–
9/30/2017	11.63	0.22	(0.32)	(0.10)	(0.22)	–		–
9/30/2016	11.18	0.25	0.45	0.70	(0.25)	–		–
9/30/2015	11.21	0.28	(0.03)	0.25	(0.28)	–		–
9/30/2014	10.58	0.31	0.62	0.93	(0.30)	–		–
Class F
3/31/2019(d)	11.09	0.15	0.34	0.49	(0.15)	–	(e)	(0.15)
9/30/2018	11.33	0.29	(0.24)	0.05	(0.29)	–		–
9/30/2017	11.66	0.30	(0.33)	(0.03)	(0.30)	–		–
9/30/2016	11.20	0.33	0.46	0.79	(0.33)	–		–
9/30/2015	11.24	0.36	(0.04)	0.32	(0.36)	–		–
9/30/2014	10.60	0.39	0.63	1.02	(0.38)	–		–
Class F3
3/31/2019(d)	11.08	0.16	0.34	0.50	(0.16)	–	(e)	(0.16)
9/30/2018	11.33	0.30	(0.25)	0.05	(0.30)	–		–
4/4/2017 to 9/30/2017(h)	11.18	0.15	0.15	0.30	(0.15)	–		–
Class I
3/31/2019(d)	11.08	0.16	0.34	0.50	(0.16)	–	(e)	(0.16)
9/30/2018	11.33	0.30	(0.25)	0.05	(0.30)	–		–
9/30/2017	11.66	0.31	(0.33)	(0.02)	(0.31)	–		–
9/30/2016	11.20	0.34	0.46	0.80	(0.34)	–		–
9/30/2015	11.23	0.38	(0.04)	0.34	(0.37)	–		–
9/30/2014	10.60	0.40	0.63	1.03	(0.40)	–		–

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Interest expense, if applicable, relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.
(d)	Unaudited.
(e)	Amount less than $0.01.
(f)	Not annualized.
(g)	Annualized.
(h)	Commenced on April 4, 2017.

154	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:

Net asset value, end of period	Total return(b) (%)		Total expenses (Includes Interest expense)(c) (%)		Total expenses (excludes interest expense)(c) (%)		Net investment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$11.42	4.47	(f)	0.79	(g)	0.79	(g)	2.65	(g)	$265,188	7	(f)
11.08	0.36		0.79		0.79		2.51		249,147	19
11.32	(0.31)		0.78		0.78		2.57		269,490	19
11.65	7.05		0.78		0.78		2.80		315,511	20
11.19	2.80		0.79		0.79		3.15		283,229	10
11.23	9.73		0.79		0.78		3.46		244,081	20

11.40	4.16	(f)	1.41	(g)	1.41	(g)	2.03	(g)	37,300	7	(f)
11.06	(0.36)		1.41		1.41		1.89		39,551	19
11.31	(0.95)		1.42		1.42		1.95		53,453	19
11.63	6.37		1.43		1.43		2.15		67,239	20
11.18	2.23		1.44		1.43		2.50		55,562	10
11.21	8.95		1.43		1.42		2.82		49,678	20

11.43	4.52	(f)	0.69	(g)	0.69	(g)	2.74	(g)	43,487	7	(f)
11.09	0.46		0.69		0.69		2.60		44,093	19
11.33	(0.21)		0.68		0.68		2.67		44,826	19
11.66	7.14		0.68		0.68		2.87		43,186	20
11.20	2.90		0.69		0.69		3.24		27,788	10
11.24	9.83		0.69		0.68		3.54		20,978	20

11.42	4.59	(f)	0.56	(g)	0.56	(g)	2.87	(g)	880	7	(f)
11.08	0.49		0.55		0.55		2.73		896	19
11.33	2.67	(f)	0.56	(g)	0.56	(g)	2.70	(g)	10	19

11.42	4.57	(f)	0.59	(g)	0.59	(g)	2.83	(g)	12,185	7	(f)
11.08	0.47		0.59		0.59		2.71		8,534	19
11.33	(0.11)		0.58		0.58		2.75		2,095	19
11.66	7.25		0.58		0.58		2.96		1,652	20
11.20	3.10		0.60		0.59		3.34		1,104	10
11.23	9.85		0.59		0.58		3.66		644	20

See Notes to Financial Statements.	155

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Municipal Income Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Company was organized as a Maryland corporation on December 27, 1983.

The Company currently consists of the following eight funds (separately, a “Fund” and collectively, the “Funds”) and their respective active share classes:

Funds	Classes
Lord Abbett Short Duration Tax Free Fund (“Short Duration”)	A,C,F,F3 and I
Lord Abbett Intermediate Tax Free Fund (“Intermediate”)	A,C,F,F3 and I
Lord Abbett National Tax Free Income Fund (“National”)	A,C,F,F3 and I
Lord Abbett High Yield Municipal Bond Fund (“High Yield”)	A,C,F,F3 and I
Lord Abbett Short Duration High Yield Municipal Bond Fund (“Short Duration High Yield”)	A,C,F,F3 and I
Lord Abbett California Tax Free Income Fund (“California”)	A,C,F,F3 and I
Lord Abbett New Jersey Tax Free Income Fund (“New Jersey”)	A,F,F3 and I
Lord Abbett New York Tax Free Income Fund (“New York”)	A,C,F,F3 and I

Short Duration, Intermediate and National are diversified as defined in the Act. High Yield, Short Duration High Yield, California, New Jersey and New York are non-diversified as defined in the Act.

On March 22, 2019, National acquired the net assets of Lord Abbett AMT Free Municipal Bond Fund (“AMT Free”), which was another fund of the Company. Refer to Note 15 for additional information.

The investment objective of each Fund (except for High Yield and Short Duration High Yield) is to seek the maximum amount of interest income exempt from federal income tax as is consistent with reasonable risk. The investment objective of High Yield and Short Duration High Yield is to seek a high level of income exempt from federal income tax. Each of California, New Jersey and New York also seeks as high a level of interest income exempt from the personal income tax of its corresponding state as is consistent with reasonable risk. In addition, New York seeks as high a level of interest income exempt from New York City personal income tax as is consistent with reasonable risk.

Each class has different expenses and dividends. A front-end sales charge is normally added to the net asset value (“NAV”) for Class A shares. There is no front-end sales charge in the case of Class C, F, F3 and I shares, although there may be a contingent deferred sales charge (“CDSC”) in certain cases as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions as set forth in each Fund’s prospectus); Class C shares redeemed before the first anniversary of purchase. Class C shares will convert automatically into Class A shares on the 25th day of the month (or, if the 25th is not a business day, the next business day thereafter) following the tenth anniversary of the month on which the purchase order was accepted.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. These Funds are considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Notes to Financial Statements (unaudited)(continued)

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Funds’ Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), each Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities are valued based on evaluated prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Exchange traded options and futures contracts are valued at the last quoted sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use observable inputs such as yield curves, broker quotes, observable trading activity, option adjusted spread models and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and may employ techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Investments in open-end money market mutual funds are valued at their NAV as of the close of each business day. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other income on the Statements of Operations. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)	Income Taxes–It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s filed U.S. federal tax returns remains open for the fiscal years ended September 30, 2015 through September 30, 2018. The statutes of limitations on the Company’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Notes to Financial Statements (unaudited)(continued)

(e)	Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the Funds within the Company on a pro rata basis by relative net assets. Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Each share class bears its class-specific share of expenses.

(f)	Futures Contracts–Each Fund may purchase and sell futures contracts to enhance returns, to attempt to economically hedge some of its investment risk, or as a substitute position in lieu of holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by a Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. Each Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract.

(g)	When-Issued Municipal Bonds–Each Fund may purchase new issues of municipal bonds, which are generally offered on a when-issued basis, with delivery and payment normally taking place approximately one month after the purchase date.

(h)	Municipal Bonds Held in Trust–Each Fund may invest in leveraged residual certificates (“TOB Residuals”) issued by tender option bond trusts (“TOBs”). A TOB is established by a third party sponsor forming a special purpose entity into which a Fund, or an agent on behalf of the Fund, transfers municipal securities. A TOB typically issues two classes of beneficial interests: short-term floating rate certificates (trust certificates), which are sold to third party investors, and residual certificates, which are generally issued to a Fund which made the transfer or to affiliates of the Fund. Each Fund’s transfer of the municipal securities to a TOB is accounted for as a secured borrowing, therefore the municipal securities deposited into a TOB are presented as investments in a Fund’s Schedule of Investments and the proceeds from the transactions are reported as a liability for trust certificates on the Statements of Assets and Liabilities. Similarly, proceeds from residual certificates issued to affiliates, if any, from the transaction are included in the liability for trust certificates. Interest income from the underlying security is recorded by a Fund on an accrual basis. Interest expense incurred on the secured borrowing and other expenses related to remarketing, administration and trustee services to a TOB are reported as expenses of a Fund. The floating rate certificates have interest rates that generally reset weekly and their holders have the option to tender certificates to the TOB for redemption at par at each reset date. The residual interests held by a Fund include the right of the Fund (1) to cause the holders of a proportional share of floating rate certificates to tender their certificates at par and (2) to transfer a corresponding share of the municipal securities from the TOB to the Fund. The TOB may also be terminated without the consent of the Fund upon the occurrence of certain events as defined in the TOB agreements. Such termination events may include the bankruptcy or default of the municipal bond, a substantial downgrade in credit quality of the municipal bond, the inability of the TOB to obtain quarterly or annual renewal of the liquidity support agreement, a substantial decline in market value of the municipal bond or the inability to remarket the short-term floating rate certificates to third party investors.

Notes to Financial Statements (unaudited)(continued)

The following is a summary of each Fund’s liability for trust certificates, range of interest rates for such certificates and the aggregate value of the underlying municipal securities transferred to TOBs as of March 31, 2019, as well as the average trust certificates for the six months ended March 31, 2019:

			Underlying	Average
		Interest Rate	Municipal Bonds	Trust
	Liability for	or Range of	Transferred	Certificates
Fund	Trust Certificates	Interest Rates	to TOBs	Outstanding
Short Duration	$–	–	$–	$–
Intermediate	1,250,000	1.53%	2,537,425	1,250,000
National	26,250,000	1.53% - 1.56%	56,341,325	26,250,000
High Yield	2,500,000	1.53%	5,074,850	4,750,000
Short Duration High Yield	–	–	–	–
California	–	–	–	–
New Jersey	–	–	–	–
New York	–	–	–	–

Financial transactions executed through TOBs generally will underperform the market for fixed rate municipal bonds in a rising interest rate environment, but tend to outperform the market for fixed rate municipal bonds when interest rates decline or remain relatively stable. Should short-term interest rates rise, a Fund’s investment in TOB Residuals likely will adversely affect a Fund’s net investment income and distributions to shareholders. Fluctuations in the market value of municipal securities deposited into the TOB may adversely affect a Fund’s NAV per share. As of March 31, 2019, the carrying value of each Fund’s Liability for Trust Certificates approximates its fair value.

While the Funds’ investment policies and restrictions expressly permit investments in inverse floating rate securities such as TOB Residuals, they generally do not allow the Funds to borrow money for purposes of making investments. The Funds’ management believes that the Funds’ restrictions on borrowings do not apply to TOB transactions, accounted for as secured borrowings.

(i)	Fair Value Measurements–Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

Notes to Financial Statements (unaudited)(continued)

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing each Fund’s investments and other financial instruments as of March 31, 2019 and, if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the six months then ended is included in each Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fees

The Company has a management agreement with Lord Abbett, pursuant to which Lord Abbett supplies each Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of each Fund’s investment portfolio.

The management fee for each of National, California, New Jersey and New York is based on the Fund’s average daily net assets at the following annual rate:

First $1 billion	.45%
Next $1 billion	.40%
Over $2 billion	.35%

The management fee for Short Duration is based on the Fund’s average daily net assets at the following annual rate:

First $2 billion	.34%
Next $3 billion	.32%
Over $5 billion	.29%

The management fee for Short Duration High Yield is based on the Fund’s average daily net assets at the following annual rate:

First $2 billion	.40%
Next $1 billion	.375%
Over $3 billion	.35%

The management fee for Intermediate is based on the Fund’s average daily net assets at the following annual rate:

First $2 billion	.40%
Next $3 billion	.375%
Next $5 billion	.35%
Over $10 billion	.32%

Notes to Financial Statements (unaudited)(continued)

The management fee for High Yield is based on the Fund’s average daily net assets at the following annual rate:

First $1 billion	.50%
Next $1 billion	.45%
Over $2 billion	.40%

For the six months ended March 31, 2019, the effective management fee, net of waivers, was the following annualized rate of each Fund’s average daily net assets:

Net Effective
Management Fee
Short Duration	.34%
Intermediate	.39%
National	.42%
High Yield	.47%
Short Duration High Yield	.18%
California	.45%
New Jersey	.41%
New York	.45%

In addition, Lord Abbett provides certain administrative services to each Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of ..04% of each Fund’s average daily net assets.

For the period ended January 31, 2019, Lord Abbett had contractually agreed to waive its fees and reimburse expenses to limit the total net annual operating expenses for each class, excluding 12b-1 fees and interest related expenses, to the following annual rates:

	Classes
Fund	A, C, F and I	F3
Short Duration	.45%	.43%
High Yield	.62%	.58%
Short Duration High Yield	.35%	.29%
California	.61%	.58%
New Jersey	.62%	.58%

For the period February 1, 2019 through January 31, 2020, Lord Abbett has contractually agreed to waive its fees and reimburse expenses to limit the total net annual operating expenses for each class, excluding 12b-1 fees and interest related expenses, to the following annual rate:

	Classes
Fund	A, C, F and I	F3
Short Duration	.45%	.42%
Short Duration High Yield	.35%	.30%
New Jersey	.62%	.58%

All contractual fee waivers and expense reimbursement agreements between the Funds and Lord Abbett may be terminated only upon the approval of the Board.

Notes to Financial Statements (unaudited)(continued)

12b-1 Distribution Plan

Each Fund has adopted a distribution plan with respect to Class A, C and F shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the “Distributor”), an affiliate of Lord Abbett. The following annual rates have been authorized by the Board pursuant to the plan:

Fees	Class A	Class C(1)	Class F(2)
Service	.15%	.25%	–
Distribution	.05%	.75%	.10%

(1)	The Rule 12b-1 fee each applicable Fund pays on Class C shares is a blended rate based on 1.00% of each Fund’s average daily net assets attributable to Class C shares held for less than one year and .80% (.25% service, .55% distribution) of each Fund’s average daily net assets attributable to Class C shares held for one year or more. All Class C shareholders of a Fund will bear Rule 12b-1 fees at the same rate.
(2)	The Class F share Rule 12b-1 fee may be designated as a service fee in limited circumstances as described in the Funds’ prospectus.

Class F3 and I shares do not have a distribution plan.

Commissions

Distributor received the following commissions on sales of shares of the Funds, after concessions were paid to authorized dealers, for the six months ended March 31, 2019:

	Distributor	Dealers’
	Commissions	Concessions
Short Duration	$6,703	$87,843
Intermediate	33,991	194,881
National	53,151	307,144
High Yield	49,612	287,864
Short Duration High Yield	5,461	27,228
California	5,524	35,366
New Jersey	2,033	12,278
New York	4,424	24,826

Distributor received the following amount of CDSCs for the six months ended March 31, 2019:

	Class A	Class C
Short Duration	$3,133	$3,131
Intermediate	8,427	8,732
National	10,986	5,086
High Yield	13,506	9,231
Short Duration High Yield	8,536	1,226
California	868	297
New Jersey	156	156
New York	1	417

One Director and certain of the Funds’ officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared daily and paid monthly. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are

Notes to Financial Statements (unaudited)(continued)

recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the six months ended March 31, 2019 and fiscal year ended September 30, 2018 were as follows:

		Short Duration		Intermediate
	Six Months Ended		Six Months Ended
	3/31/2019	Year Ended	3/31/2019	Year Ended
	(unaudited)	9/30/2018	(unaudited)	9/30/2018
Distributions paid from:
Tax-exempt income	$12,328,664	$20,071,209	$56,246,683	$106,198,887
Ordinary income	–	–	–	1,887,709
Total distributions paid	$12,328,664	$20,071,209	$56,246,683	$108,086,596

		National		High Yield
	Six Months Ended		Six Months Ended
	3/31/2019	Year Ended	3/31/2019	Year Ended
	(unaudited)	9/30/2018	(unaudited)	9/30/2018
Distributions paid from:
Tax-exempt income	$34,007,364	$64,727,803	$45,778,997	$80,608,517
Ordinary income	–	551,333	–	1,874,173
Total distributions paid	$34,007,364	$65,279,136	$45,778,997	$82,482,690

	Short Duration High Yield		California
	Six Months Ended		Six Months Ended
	3/31/2019	Year Ended	3/31/2019	Year Ended
	(unaudited)	9/30/2018	(unaudited)	9/30/2018
Distributions paid from:
Tax-exempt income	$4,475,464	$6,470,385	$4,753,648	$9,111,146
Ordinary income	–	88,644	–	71,339
Net long-term capital gains	–	34,264	–	–
Total distributions paid	$4,475,464	$6,593,293	$4,753,648	$9,182,485

		New Jersey		New York
	Six Months Ended		Six Months Ended
	3/31/2019	Year Ended	3/31/2019	Year Ended
	(unaudited)	9/30/2018	(unaudited)	9/30/2018
Distributions paid from:
Tax-exempt income	$1,380,579	$2,461,378	$4,378,617	$8,647,092
Ordinary income	–	134,600	112,180	49,568
Total distributions paid	$1,380,579	$2,595,978	$4,490,797	$8,696,660

Notes to Financial Statements (unaudited)(continued)

As of March 31, 2019, the capital loss carryforwards, along with the related expiration dates, were as follows:

	2019	Indefinite	Total
Short Duration	$–	$20,649,840	$20,649,840
Intermediate	–	40,298,763	40,298,763
National	–	13,260,901	13,260,901
High Yield	36,257,876	104,507,715	140,765,591
California	502,921	–	502,921
New Jersey	1,290,500	–	1,290,500

In accordance with the Regulated Investment Company Modernization Act of 2010, each Fund will carryforward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) indefinitely. Post-enactment losses will also retain their character as either short-term or long-term and be utilized before any pre-enactment losses.

As of March 31, 2019, the aggregate unrealized security gains and losses on investments and other financial instruments based on cost for U.S. federal income tax purposes were as follows:

		Gross	Gross	Net
		Unrealized	Unrealized	Unrealized
	Tax Cost	Gain	Loss	Gain
Short Duration	$1,384,389,025	$15,596,749	$(1,937,680)	$13,659,069
Intermediate	3,947,733,274	169,017,565	(13,398,729)	155,618,836
National	2,258,310,062	130,769,677	(19,153,131)	111,616,546
High Yield	2,299,181,989	160,076,385	(70,645,977)	89,430,408
Short Duration High Yield	324,219,067	6,809,647	(594,557)	6,215,090
California	311,271,592	17,407,034	(346,273)	17,060,761
New Jersey	102,121,683	4,289,102	(2,216,966)	2,072,136
New York	347,865,830	12,692,963	(2,798,360)	9,894,603

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of accretion on market discount, tender option bond trusts, other financial instruments and wash sales.

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended March 31, 2019 were as follows:

	Purchases	Sales
Short Duration	$276,119,162	$199,354,128
Intermediate	538,121,198	633,739,016
National	481,422,314	150,029,056
High Yield	400,949,409	199,551,420
Short Duration High Yield	115,876,825	58,138,178
California	55,776,298	33,447,014
New Jersey	9,904,949	2,390,390
New York	26,805,372	23,300,619

There were no purchases or sales of U.S. Government securities for the six months ended March 31, 2019.

Notes to Financial Statements (unaudited)(continued)

6.	DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

Each Fund, except Short Duration entered into U.S. Treasury futures contracts during the six months ended March 31, 2019 (as described in note 2(f)) to economically hedge against changes in interest rates. The Funds bear the risk of interest rates moving unexpectedly, in which case the Funds may not achieve the anticipated benefits of the futures contracts and realize a loss. There is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

As of March 31, 2019, the Funds had interest rate futures contracts with cumulative net unrealized appreciation/depreciation which are included in the Schedules of Investments. Only the current day’s variation margin is included in the Statements of Assets and Liabilities. The net realized gain (loss) on futures contracts and change in unrealized appreciation/depreciation on futures contracts are included in the Statements of Operations under the captions Net realized gain (loss) on futures contracts and Net change in unrealized appreciation/depreciation on futures contracts, respectively.

The following is a summary of U.S. Treasury futures contracts as of and during the six months ended March 31, 2019:

			Net Change in
	Net Unrealized		Unrealized	Average
	Depreciation as of	Net Realized	Appreciation/	Number of
	March 31, 2019	Loss	(Depreciation)	Contracts*
Short Duration	$–	$–	$–	–
Intermediate	–	(1,799,934)	–	79
National	(583,892)	(174,213)	(693,745)	98
High Yield	(1,252,202)	(1,146,366)	(1,895,068)	267
Short Duration High Yield	(94,381)	(229,945)	(145,148)	107
California	(105,523)	(236,990)	(105,523)	21
New Jersey	(24,622)	(55,126)	(39,084)	7
New York	(123,110)	(150,988)	(201,560)	32

*	Calculated based on the number of contracts for the six months ended March 31, 2019.

7.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The Financial Accounting Standards Board (“FASB”) requires disclosure to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. These requirements include the disclosure of gross and net information about recognized assets and liabilities eligible for offset in the statement of assets and liabilities; and to disclose such amounts subject to an enforceable master netting agreement or similar agreement, by counterparty. A master netting agreement is an agreement between a fund and a counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or termination of any one contract. The Funds’ accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master netting agreement does not result in an offset of reported amounts of financial assets and liabilities in the statement of assets and liabilities across transactions between a Fund and the applicable counterparty. As of March 31, 2019, the Funds did not have assets or liabilities subject to the FASB disclosure requirements.

Notes to Financial Statements (unaudited)(continued)

8.	DIRECTORS’ REMUNERATION

The Company’s officers and the one Director who are associated with Lord Abbett do not receive any compensation from the Company for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each Fund. There is an equity-based plan available to all Independent Directors under which Independent Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the Funds. Such amounts and earnings accrued thereon are included in Directors’ fees on the Statements of Operations and in Directors’ fees payable on the Statements of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

9.	EXPENSE REDUCTIONS

The Company has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of each Fund’s expenses.

10.	LINE OF CREDIT

During the period ended December 20, 2018, the Funds and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) participated in a syndicated line of credit facility with various lenders for $1.06 billion (the “Syndicated Facility”), whereas SSB participates as a lender and as agent for the lenders. Under the Syndicated Facility, the Participating Funds are subject to graduated borrowing limits of one-third of Fund assets (if Fund assets are less than $750 million), $250 million, $300 million, $350 million, or $1 billion, based on past borrowings and likelihood of future borrowings. Effective December 21, 2018, the Participating Funds entered into an amended Syndicated Facility with various lenders for $1.1 billion based on the same terms as described above.

During the period ended March 31, 2019, the Participating Funds participated in an additional line of credit facility with SSB for $250 million (the “Bilateral Facility,” and together with the Syndicated Facility, the “Facilities”). Under the Bilateral Facility, each Participating Fund may borrow up to the lesser of $250 million or one-third of Fund assets. The Facilities are to be used for temporary or emergency purposes to satisfy redemption requests and manage liquidity.

For the six months ended March 31, 2019, the Funds did not utilize the Facilities.

11.	INTERFUND LENDING PROGRAM

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC exemptive order”) certain registered open-end management investment companies managed by Lord Abbett, including each Fund, participate in a joint lending and borrowing program (the “Interfund Lending Program”). The SEC exemptive order allows the Funds to borrow money from and lend money to each other for temporary or emergency purposes subject to the limitations and conditions.

During the six months ended March 31, 2019, the following Fund participated as a lender in the Interfund Lending Program. For the period in which the loan was outstanding, the average amount loaned, interest rate and interest income were as follows:

		Average	Interest
Fund	Average Loan	Interest Rate	Income*
Intermediate	$22,000,000	2.23%	$1,344

*	Included in the Statement of Operations.

Notes to Financial Statements (unaudited)(continued)

12.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Company’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating each Fund’s NAV.

13.	INVESTMENT RISKS

Each Fund’s performance and the fair value of its investments will vary in response to changes in interest rates and other market factors. As interest rates rise, a Fund’s investments typically will lose value. This risk is usually greater for long-term bonds and particularly for TOB Residuals. As a result, each Fund, to the extent it invests in long-term bonds and TOB Residuals, is subject to such greater market risk. During periods of falling interest rates, a Fund’s investments may gain value; however, because Short Duration and Short Duration High Yield typically invest in shorter term bonds, those Funds are subject to the risk that they will underperform funds invested in longer-term bonds during such periods.

Additional risks that could reduce each Fund’s performance or increase volatility include call risk credit risk, defaulted bonds risk (High Yield and Short Duration High Yield only), derivatives risk, distressed debt risk (High Yield and Short Duration High Yield only), extension risk, governmental risk, industry risk, liquidity risk, market and portfolio management risks, state and territory risks, taxability risk and zero coupon, deferred interest, pay-in-kind, and capital appreciation bonds risk (all Funds except Short Duration, Intermediate, and Short Duration High Yield). Credit risk varies among states based upon the economic and fiscal conditions of each state and the municipalities within the state.

There is the risk that an issuer of a municipal bond may fail to make timely payments of principal or interest to a Fund, a risk that is greater with municipal bonds rated below investment grade (sometimes called “lower rated bonds” or “junk bonds”). High Yield and Short Duration High Yield, and, to a lesser extent, other Funds invest a portion of its assets in such bonds. Some issuers, particularly of junk bonds, may default as to principal and/or interest payments after a Fund purchases their securities. A default, or concerns in the market about an increase in risk of default or the deterioration in the creditworthiness of an issuer, may result in losses to a Fund. Junk bonds are considered predominantly speculative by traditional investment standards. In addition, the market for lower rated municipal bonds generally is less liquid and more volatile than the market for higher rated bonds, subjecting them to greater price fluctuations which could result in losses.

Each of High Yield, Short Duration High Yield, California, New Jersey and New York is non-diversified, which means that it may invest a greater portion of its assets in a single issuer than a diversified fund. Thus, it may be exposed to greater risk.

Because each of California, New Jersey, and New York focuses on a particular state or territory, the Fund’s performance may be more affected by local, state and regional factors than a Fund that invests in municipal bonds issued in many states. These factors may include, for example, economic or political developments, erosion of the tax base and the possibility of credit problems. In addition, downturns or developments in the U.S. economy or in foreign economies or significant world events may harm the performance of any of the Funds (including Short Duration, Intermediate, National, High Yield, and Short Duration High Yield), and may do so disproportionately as a result of the corresponding disproportionate impact of such occurrences on particular state, territory, or local economies.

Each Fund may invest in private activity bonds (sometimes called “AMT paper”). The credit quality of AMT paper usually is directly related to the credit standing of the private user of the facilities.

Notes to Financial Statements (unaudited)(continued)

High Yield, Short Duration High Yield and, to a lesser extent, other Funds may invest in TOB Residuals. A TOB Residual, sometimes referred to as an inverse floater or a residual interest bond (“RIB”), is a type of derivative debt instrument with a floating or variable interest rate that moves in the opposite direction of the interest rate on another specific fixed-rate security. Changes in the interest rate on the specific fixed-rate security inversely affect the residual interest paid on the TOB Residual, with the result that when interest rates rise, TOB Residuals’ interest payments are lowered and their value falls faster than securities similar to the specific fixed-rate security. When interest rates fall, not only do TOB Residuals generally provide interest payments that are higher than securities similar to the specific fixed-rate security, but their values generally also rise faster than such similar securities.

In addition, loss may result from a Fund’s investments in certain derivative transactions such as futures contracts, swap transactions, interest rate caps, TOB Residuals and similar transactions. These instruments may be leveraged so that small changes may produce disproportionate and substantial losses to a Fund. They also may increase a Fund’s interest rate risk.

Each Fund may purchase securities on a forward commitment or when-issued basis. Delivery and payment for such securities can take place a month or more after the transaction date. During this period such securities are subject to market fluctuations.

These factors can affect each Fund’s performance.

Notes to Financial Statements (unaudited)(continued)

14.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

Short Duration	Six Months Ended March 31, 2019 (unaudited)		Year Ended September 30, 2018
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	7,438,733	$114,948,942	12,605,112	$195,643,614
Converted from Class C**	125,038	1,950,798	67,497	1,042,928
Reinvestment of distributions	253,357	3,925,421	425,260	6,586,559
Shares reacquired	(9,081,039)	(140,419,093)	(22,535,343)	(349,521,480)
Decrease	(1,263,911)	$(19,593,932)	(9,437,474)	$(146,248,379)

Class C Shares
Shares sold	985,939	$15,229,358	706,842	$10,970,037
Reinvestment of distributions	26,816	415,528	39,583	612,927
Shares reacquired	(1,317,432)	(20,378,089)	(2,576,057)	(39,936,569)
Converted to Class A**	(125,038)	(1,950,798)	(67,497)	(1,042,928)
Decrease	(429,715)	$(6,684,001)	(1,897,129)	$(29,396,533)

Class F Shares
Shares sold	10,410,292	$161,044,176	15,223,825	$236,076,550
Reinvestment of distributions	110,470	1,711,875	192,332	2,979,060
Shares reacquired	(9,396,870)	(145,297,720)	(23,520,310)	(365,133,844)
Increase (decrease)	1,123,892	$17,458,331	(8,104,153)	$(126,078,234)

Class F3 Shares
Shares sold	831,453	$12,853,689	1,490,436	$23,205,747
Reinvestment of distributions	16,687	258,839	15,128	234,309
Shares reacquired	(230,290)	(3,561,979)	(289,464)	(4,486,626)
Increase	617,850	$9,550,549	1,216,100	$18,953,430

Class I Shares
Shares sold	2,492,716	$38,606,817	6,155,503	$95,662,368
Reinvestment of distributions	60,153	932,062	74,210	1,149,208
Shares reacquired	(2,208,082)	(34,114,122)	(2,851,343)	(44,217,697)
Increase	344,787	$5,424,757	3,378,370	$52,593,879

Class T Shares(a)
Reinvestment of distributions	–	$–	6	$96
Shares reacquired	–	–	(646)	(10,012)
Increase (decrease)	–	$–	(640)	$(9,916)

Notes to Financial Statements (unaudited)(continued)

Intermediate	Six Months Ended March 31, 2019 (unaudited)		Year Ended September 30, 2018
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	18,052,817	$192,146,269	23,775,539	$254,899,350
Converted from Class C**	910,335	9,799,457	1,073,154	11,421,200
Reinvestment of distributions	1,587,009	16,943,374	3,098,994	33,112,754
Shares reacquired	(23,372,327)	(247,786,920)	(38,822,350)	(415,625,920)
Decrease	(2,822,166)	$(28,897,820)	(10,874,663)	$(116,192,616)

Class B Shares
Shares sold	–	$–	19	$202
Reinvestment of distributions	–	–	181	1,952
Shares reacquired	–	–	(60,185)	(645,133)
Increase (decrease)	–	$–	(59,985)	$(642,979)

Class C Shares
Shares sold	1,758,134	$18,708,601	3,244,500	$34,812,139
Reinvestment of distributions	287,139	3,061,414	600,673	6,410,495
Shares reacquired	(4,962,347)	(52,689,222)	(11,736,299)	(125,390,072)
Converted to Class A**	(911,486)	(9,799,457)	(1,074,401)	(11,421,200)
Decrease	(3,828,560)	$(40,718,664)	(8,965,527)	$(95,588,638)

Class F Shares
Shares sold	36,638,805	$390,275,712	60,098,686	$643,928,491
Reinvestment of distributions	1,290,884	13,782,159	2,387,847	25,506,824
Shares reacquired	(44,632,561)	(473,538,623)	(75,495,830)	(810,409,682)
Decrease	(6,702,872)	$(69,480,752)	(13,009,297)	$(140,974,367)

Class F3 Shares
Shares sold	628,165	$6,697,354	2,672,481	$28,828,591
Reinvestment of distributions	35,316	377,363	53,558	571,937
Shares reacquired	(445,217)	(4,727,825)	(481,976)	(5,150,584)
Increase	218,264	$2,346,892	2,244,063	$24,249,944

Class I Shares
Shares sold	13,155,972	$140,286,586	31,767,054	$342,171,663
Reinvestment of distributions	555,620	5,933,964	995,743	10,633,942
Shares reacquired	(12,051,685)	(127,928,225)	(13,862,164)	(148,226,533)
Increase	1,659,907	$18,292,325	18,900,633	$204,579,072

Class T Shares(a)
Reinvestment of distributions	–	$–	18	$188
Shares reacquired	–	–	(944)	(10,078)
Increase (decrease)	–	$–	(926)	$(9,890)

Notes to Financial Statements (unaudited)(continued)

National	Six Months Ended March 31, 2019 (unaudited)		Year Ended September 30, 2018
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	13,340,106	$148,790,061	18,058,021	$203,551,734
Converted from Class B*	–	–	40,521	458,370
Converted from Class C**	445,445	5,009,524	1,610,243	18,019,908
Reinvestment of distributions	1,997,576	22,280,535	3,828,613	43,009,064
Shares reacquired	(13,795,848)	(153,246,692)	(21,761,815)	(244,731,729)
Shares issued in reorganization (See Note 15)	11,159,800	126,998,522	–	–
Increase	13,147,079	$149,831,950	1,775,583	$20,307,347

Class B Shares
Shares sold	–	$–	40	$475
Reinvestment of distributions	–	–	279	3,171
Shares reacquired	–	–	(24,739)	(280,442)
Converted to Class A*	–	–	(40,311)	(458,370)
Increase (decrease)	–	$–	(64,731)	$(735,166)

Class C Shares
Shares sold	1,128,690	$12,593,355	1,332,946	$15,053,423
Reinvestment of distributions	121,262	1,353,959	270,888	3,047,283
Shares reacquired	(1,545,300)	(17,180,219)	(2,622,664)	(29,537,687)
Converted to Class A**	(445,050)	(5,009,524)	(1,607,505)	(18,019,908)
Shares issued in reorganization (See Note 15)	1,969,571	22,433,415	–	–
Increase (decrease)	1,229,173	$14,190,986	(2,626,335)	$(29,456,889)

Class F Shares
Shares sold	14,740,115	$164,406,790	11,213,249	$126,070,353
Reinvestment of distributions	390,502	4,355,106	726,276	8,153,999
Shares reacquired	(6,046,121)	(67,258,188)	(14,339,949)	(161,342,616)
Shares issued in reorganization (See Note 15)	2,785,313	31,669,013	–	–
Increase (decrease)	11,869,809	$133,172,721	(2,400,424)	$(27,118,264)

Class F3 Shares
Shares sold	710,768	$7,913,677	859,231	$9,664,675
Reinvestment of distributions	37,769	421,526	59,803	671,325
Shares reacquired	(305,931)	(3,392,321)	(457,622)	(5,145,638)
Shares issued in reorganization (See Note 15)	480,185	5,459,706	–	–
Increase	922,791	$10,402,588	461,412	$5,190,362

Class I Shares
Shares sold	2,215,080	$24,742,856	4,400,287	$49,860,352
Reinvestment of distributions	78,903	880,773	132,261	1,484,092
Shares reacquired	(956,353)	(10,600,409)	(2,360,435)	(26,444,845)
Shares issued in reorganization (See Note 15)	1,313,723	14,937,035	–	–
Increase	2,651,353	$29,960,255	2,172,113	$24,899,599

Notes to Financial Statements (unaudited)(continued)

High Yield	Six Months Ended March 31, 2019 (unaudited)		Year Ended September 30, 2018
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	14,579,911	$172,382,000	20,541,465	$243,040,645
Converted from Class C**	843,788	10,084,494	3,648,326	43,273,458
Reinvestment of distributions	1,891,180	22,368,578	3,439,548	40,690,784
Shares reacquired	(11,709,426)	(137,936,602)	(25,432,008)	(300,276,328)
Increase	5,605,453	$66,898,470	2,197,331	$26,728,559

Class C Shares
Shares sold	2,834,683	$33,488,540	3,205,856	$37,938,537
Reinvestment of distributions	383,477	4,537,050	826,613	9,772,619
Shares reacquired	(2,538,745)	(29,977,587)	(6,524,523)	(77,099,193)
Converted to Class A**	(843,255)	(10,084,494)	(3,645,603)	(43,273,458)
Decrease	(163,840)	$(2,036,491)	(6,137,657)	$(72,661,495)

Class F Shares
Shares sold	15,553,074	$183,749,517	16,324,698	$193,493,068
Reinvestment of distributions	715,580	8,474,233	1,190,365	14,088,083
Shares reacquired	(9,160,712)	(108,146,839)	(19,806,295)	(233,777,959)
Increase (decrease)	7,107,942	$84,076,911	(2,291,232)	$(26,196,808)

Class F3 Shares
Shares sold	327,642	$3,857,040	1,305,456	$15,380,921
Reinvestment of distributions	25,671	303,150	39,461	466,038
Shares reacquired	(222,056)	(2,611,106)	(379,890)	(4,479,890)
Increase	131,257	$1,549,084	965,027	$11,367,069

Class I Shares
Shares sold	6,425,212	$75,804,127	9,503,716	$112,059,987
Reinvestment of distributions	213,930	2,529,165	313,884	3,708,090
Shares reacquired	(2,568,895)	(30,259,807)	(6,176,066)	(72,543,787)
Increase	4,070,247	$48,073,485	3,641,534	$43,224,290

Class T Shares(a)
Reinvestment of distributions	–	$–	26	$307
Shares reacquired	–	–	(879)	(10,527)
Increase (decrease)	–	$–	(853)	$(10,220)

Short Duration High Yield	Six Months Ended March 31, 2019 (unaudited)		Year Ended September 30, 2018
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	2,923,783	$44,073,371	4,295,936	$65,055,937
Converted from Class C**	–	–	6,271	94,694
Reinvestment of distributions	123,029	1,860,369	187,086	2,831,799
Shares reacquired	(1,589,963)	(23,948,344)	(2,332,705)	(35,295,076)
Increase	1,456,849	$21,985,396	2,156,588	$32,687,354

Notes to Financial Statements (unaudited)(continued)

Short Duration High Yield	Six Months Ended March 31, 2019 (unaudited)		Year Ended September 30, 2018
Class C Shares	Shares	Amount	Shares	Amount
Shares sold	250,148	$3,774,043	245,188	$3,716,310
Reinvestment of distributions	7,112	107,582	11,853	179,441
Shares reacquired	(138,945)	(2,095,308)	(240,221)	(3,635,781)
Converted to Class A**	–	–	(6,271)	(94,694)
Increase	118,315	$1,786,317	10,549	$165,276

Class F Shares
Shares sold	2,974,258	$44,875,686	4,122,480	$62,433,303
Reinvestment of distributions	117,820	1,781,284	177,883	2,692,625
Shares reacquired	(2,009,453)	(30,297,814)	(2,801,179)	(42,436,437)
Increase	1,082,625	$16,359,156	1,499,184	$22,689,491

Class F3 Shares
Shares sold	153,234	$2,309,825	305,473	$4,641,619
Reinvestment of distributions	4,846	73,305	5,860	88,723
Shares reacquired	(55,515)	(836,478)	(73,542)	(1,114,532)
Increase	102,565	$1,546,652	237,791	$3,615,810

Class I Shares
Shares sold	1,247,789	$18,825,426	1,187,541	$17,984,842
Reinvestment of distributions	35,126	531,411	47,039	712,142
Shares reacquired	(368,353)	(5,552,372)	(797,317)	(12,089,131)
Increase	914,562	$13,804,465	437,263	$6,607,853

California	Six Months Ended March 31, 2019 (unaudited)		Year Ended September 30, 2018
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	2,626,549	$28,294,254	2,741,903	$29,901,688
Converted from Class C**	163,869	1,756,629	370,533	4,017,166
Reinvestment of distributions	259,470	2,794,116	497,111	5,399,979
Shares reacquired	(1,732,390)	(18,584,525)	(3,907,833)	(42,519,355)
Increase (decrease)	1,317,498	$14,260,474	(298,286)	$(3,200,522)

Class C Shares
Shares sold	363,947	$3,930,786	380,185	$4,147,300
Reinvestment of distributions	30,658	330,233	71,859	780,940
Shares reacquired	(400,124)	(4,300,433)	(1,087,781)	(11,834,257)
Converted to Class A**	(163,866)	(1,756,629)	(370,497)	(4,017,166)
Decrease	(169,385)	$(1,796,043)	(1,006,234)	$(10,923,183)

Class F Shares
Shares sold	1,080,668	$11,626,872	1,898,925	$20,674,814
Reinvestment of distributions	50,070	539,089	108,098	1,174,023
Shares reacquired	(1,079,394)	(11,537,538)	(2,242,993)	(24,442,629)
Increase (decrease)	51,344	$628,423	(235,970)	$(2,593,792)

Notes to Financial Statements (unaudited)(continued)

California	Six Months Ended March 31, 2019 (unaudited)		Year Ended September 30, 2018
Class F3 Shares	Shares	Amount	Shares	Amount
Shares sold	212,259	$2,282,921	207,738	$2,252,714
Reinvestment of distributions	7,498	80,799	9,016	97,832
Shares reacquired	(50,874)	(547,629)	(54,262)	(587,656)
Increase	168,883	$1,816,091	162,492	$1,762,890

Class I Shares
Shares sold	912,125	$9,789,192	1,244,021	$13,618,333
Reinvestment of distributions	29,477	317,448	41,076	445,542
Shares reacquired	(183,768)	(1,960,763)	(372,344)	(4,039,389)
Increase	757,834	$8,145,877	912,753	$10,024,486

New Jersey	Six Months Ended March 31, 2019 (unaudited)		Year Ended September 30, 2018
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	2,762,690	$13,609,445	1,706,553	$8,439,792
Reinvestment of distributions	191,712	947,311	357,069	1,757,620
Shares reacquired	(1,475,705)	(7,285,491)	(4,075,874)	(20,169,191)
Increase (decrease)	1,478,697	$7,271,265	(2,012,252)	$(9,971,779)

Class F Shares
Shares sold	800,719	$3,967,061	2,551,605	$12,633,256
Reinvestment of distributions	34,663	171,234	63,979	315,031
Shares reacquired	(889,811)	(4,357,207)	(1,647,436)	(8,121,397)
Increase (decrease)	(54,429)	$(218,912)	968,148	$4,826,890

Class F3 Shares
Shares sold	20,708	$103,081	48,383	$239,117
Reinvestment of distributions	295	1,460	727	3,582
Shares reacquired	(14,817)	(72,848)	(22,923)	(112,837)
Increase	6,186	$31,693	26,187	$129,862

Class I Shares
Shares sold	191,527	$946,785	242,417	$1,200,365
Reinvestment of distributions	3,070	15,169	5,682	27,980
Shares reacquired	(49,328)	(242,535)	(69,225)	(339,894)
Increase	145,269	$719,419	178,874	$888,451

New York	Six Months Ended March 31, 2019 (unaudited)		Year Ended September 30, 2018
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	2,743,658	$30,640,827	1,891,423	$21,176,454
Converted from Class C**	96,888	1,078,154	532,230	5,925,916
Reinvestment of distributions	241,996	2,699,904	458,313	5,113,920
Shares reacquired	(2,349,677)	(26,006,378)	(4,187,262)	(46,797,380)
Increase (decrease)	732,865	$8,412,507	(1,305,296)	$(14,581,090)

Notes to Financial Statements (unaudited)(continued)

New York	Six Months Ended March 31, 2019 (unaudited)		Year Ended September 30, 2018
Class C Shares	Shares	Amount	Shares	Amount
Shares sold	276,738	$3,098,544	265,687	$2,978,057
Reinvestment of distributions	25,096	279,440	57,846	644,685
Shares reacquired	(509,044)	(5,658,162)	(942,045)	(10,509,302)
Converted to Class A**	(97,051)	(1,078,154)	(532,770)	(5,925,916)
Decrease	(304,261)	$(3,358,332)	(1,151,282)	$(12,812,476)

Class F Shares
Shares sold	597,159	$6,660,478	1,587,936	$17,789,646
Reinvestment of distributions	29,608	330,488	58,358	651,853
Shares reacquired	(798,694)	(8,831,289)	(1,624,130)	(18,210,712)
Increase (decrease)	(171,927)	$(1,840,323)	22,164	$230,787

Class F3 Shares
Shares sold	18,776	$208,724	97,050.00	$1,092,581
Reinvestment of distributions	1,146	12,796	1,987	22,179
Shares reacquired	(23,791)	(264,238)	(19,069)	(212,805)
Increase (decrease)	(3,869)	$(42,718)	79,968.00	$901,955

Class I Shares
Shares sold	416,329	$4,645,269	702,514	$7,899,069
Reinvestment of distributions	12,223	136,599	16,639	185,653
Shares reacquired	(131,920)	(1,459,307)	(134,037)	(1,494,693)
Increase	296,632	$3,322,561	585,116	$6,590,029

*	Automatic conversion of Class B shares occurred on the 25th day of the month (or, if the 25th day was not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted. Class B shares were closed on April 25, 2018.
**	Automatic conversion of Class C shares occurs on the 25th day of the month (or, if the 25th day was not a business day, the next business day thereafter) following the tenth anniversary of the day on which the purchase order was accepted.
(a)	Closed on July 24, 2018.

15.	REORGANIZATION

As of the close of business on March 22, 2019, National acquired the net assets of AMT Free, pursuant to a plan of reorganization. The acquisition was accomplished by a tax-free exchange whereby holders of shares of AMT Free outstanding on March 22, 2019 received shares valued at $201,497,691 of National. AMT Free’s net assets at the date of acquisition, including $8,144,374 of net unrealized appreciation and $(568,733) of accumulated net realized losses, were combined with those of National. The cost basis of securities received from AMT was carried forward.

The total net assets of AMT Free immediately before the transfer were $201,497,691. Total net assets of National immediately before the transfer were $2,150,472,746. Total net assets of National immediately after the transfer were $2,351,970,437.

Notes to Financial Statements (unaudited)(concluded)

The following table illustrates share conversion ratios and dollar amounts of the reorganization on March 22, 2019 were:

Class	AMT Free Shares	Conversion Ratio	National Shares	National Amount
A	7,879,445	1.416318	11,159,800	$126,998,522
C	1,392,195	1.414723	1,969,571	22,433,415
F	1,964,920	1.417520	2,785,313	31,669,013
F3	338,368	1.419120	480,185	5,459,706
I	926,207	1.418391	1,313,723	14,937,035

Had the acquisition been completed on October 1, 2018 the beginning of National’s 2019 fiscal year, the Fund’s condensed pro-forma results of operations for the six months ended March 31, 2019 would be as follows:

Net investment income: $37,272,616

Net realized and unrealized gain: $61,824,249

Net increase in net assets resulting from operations: $99,096,865

The combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed. Revenue and earnings of AMT Free’s portfolio holdings have been included in National’s Statement of Operations since the date of acquisition.

Approval of Advisory Contract

The Board, including all of the Directors who are not “interested persons” of the Company or of Lord Abbett, as defined in the Investment Company Act of 1940, as amended (the “Independent Directors”), annually considers whether to approve the continuation of the existing management agreement between each Fund and Lord Abbett (the “Agreement”). In connection with its most recent approval, the Board reviewed materials relating specifically to the Agreement, as well as numerous materials received throughout the course of the year, including information about each Fund’s investment performance compared to the performance of one or more appropriate benchmarks. Before making its decision as to each Fund, the Board had the opportunity to ask questions and request further information, taking into account its knowledge of Lord Abbett gained through its meetings and discussions. These meetings and discussions included reviews of Fund performance conducted by members of the Contract Committee, the deliberations of the Contract Committee, and discussions between the Contract Committee and Lord Abbett’s management. The Independent Directors also met with their independent legal counsel in various private sessions at which no representatives of management were present.

The materials received by the Board as to each Fund included, but were not limited to: (1) information provided by Broadridge Financial Solutions (“Broadridge”) regarding the investment performance of the Fund compared to the investment performance of certain funds with similar investment styles as determined by Broadridge, based, in part, on the Fund’s Morningstar category (the “performance peer group”), and the investment performance of one or more appropriate benchmarks; (2) information provided by Broadridge regarding the expense ratios, contractual and actual management fee rates, and other expense components for the Fund and certain funds in the same Morningstar category, with generally the same or similar share classes and operational characteristics, including asset size (the “expense peer group”); (3) certain supplemental investment performance information provided by Lord Abbett; (4) information provided by Lord Abbett on the expense ratios, management fee rates, and other expense components for the Fund; (5) sales and redemption information for the Fund; (6) information regarding Lord Abbett’s financial condition; (7) an analysis of the relative profitability of the Agreement to Lord Abbett; (8) information provided by Lord Abbett regarding the investment management fee schedules for Lord Abbett’s other advisory clients maintaining accounts with a similar investment strategy as the Fund (in the case of Intermediate, National, and Short Duration); and (9) information regarding the personnel and other resources devoted by Lord Abbett to managing the Fund.

Investment Management and Related Services Generally. The Board considered the services provided by Lord Abbett to each Fund, including investment research, portfolio management, and trading, and Lord Abbett’s commitment to compliance with all applicable legal requirements. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest that may result from being engaged in other lines of business. The Board considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to each Fund and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other. After reviewing these and related factors, the Board concluded that each Fund was likely to continue to benefit from the nature, extent and quality of the investment services provided by Lord Abbett under the Agreement.

Investment Performance. The Board reviewed each Fund’s investment performance in relation to that of its performance peer group and one or more appropriate benchmarks as of various periods ended August 31, 2018. As to California, New Jersey, and National, the Board observed that the

Approval of Advisory Contract (continued)

Fund’s investment performance was above the median of the performance peer group for the one-, three-, five-, and ten-year periods. As to High Yield, the Board observed that the Fund’s investment performance was above the median of the performance peer group for the one-, three-, and five-year periods, but below the median for the ten-year period. As to Intermediate, the Board observed that the Fund’s investment performance was above the median of the performance peer group for the ten-year period, equal to the median of the performance peer group for the three- and five-year periods, and below the median for the one-year period. As to New York, the Board observed that the Fund’s investment performance was above the median of the performance peer group for the three- and ten-year periods, equal to the median of the performance peer group for the five-year period, and below the median of the performance peer group for the one-year period. As to Short Duration, the Board observed that the Fund’s investment performance was above the median of the performance peer group for the five-year period, but below for the one- and three-year periods (though the Fund’s performance was within approximately one basis point of the median for the three-year period). The Board also observed that the Fund outperformed its benchmark for each of these periods. As to Short Duration High Yield, the Board observed that the Fund’s investment performance was below the median of the performance peer group for the one- and three-year periods. The Board also considered Lord Abbett’s performance and reputation generally, the performance of other Lord Abbett-managed funds overseen by the Board, and the willingness of Lord Abbett to take steps intended to improve performance when appropriate. After reviewing these and related factors, the Board concluded that each Fund’s Agreement should be continued.

Lord Abbett’s Personnel and Methods. The Board considered the qualifications of the personnel providing investment management services to each Fund, in light of its investment objective and discipline, and other services provided to the Fund by Lord Abbett. Among other things, the Board considered the size, experience, and turnover of Lord Abbett’s staff, Lord Abbett’s investment methodology and philosophy, and Lord Abbett’s approach to recruiting, training, and retaining personnel.

Nature and Quality of Other Services. The Board considered the nature, quality, and extent of compliance, administrative, and other services performed by Lord Abbett and the nature and extent of Lord Abbett’s supervision of third party service providers, including each Fund’s transfer agent and custodian.

Expenses. The Board considered the expense level of each Fund, including the contractual and actual management fee rates, and the expense levels of the Fund’s expense peer group. It also considered how the expense level of each Fund related to those of the expense peer group and the amount and nature of the fees paid by shareholders. As to each of California, High Yield, Intermediate, National, New York, Short Duration, and Short Duration High Yield, the Board observed that the net total expense ratio of the Fund was below the median of the expense peer group. As to New Jersey, the Board observed that the net total expense ratio of the Fund was approximately the same as the median of the expense peer group. After reviewing these and related factors, the Board concluded, within the context of its overall approval of the Agreement, that the expense level of each Fund was reasonable and supported the continuation of the Agreement on behalf of each Fund.

Profitability. As to each Fund, the Board considered the level of Lord Abbett’s operating margin in managing the Fund, including a review of Lord Abbett’s methodology for allocating its costs to its management of the Fund. It considered whether each Fund was profitable to Lord Abbett in connection with the Fund’s operation, including the fee that Lord Abbett receives from the Fund

Approval of Advisory Contract (concluded)

for providing administrative services to the Fund. The Board also considered the profits realized from other business segments of Lord Abbett, which may benefit from or be related to each Fund’s business. The Board considered Lord Abbett’s profit margins excluding Lord Abbett’s marketing and distribution expenses. The Board also considered Lord Abbett’s profit margins, without those exclusions, in comparison with available industry data and how those profit margins could affect Lord Abbett’s ability to recruit and retain personnel. The Board recognized that Lord Abbett’s overall profitability was a factor in enabling it to attract and retain qualified personnel to provide services to each Fund. After reviewing these and related factors, the Board concluded, within the context of its overall approval of the Agreement, that Lord Abbett’s profitability with respect to each Fund was not excessive.

Economies of Scale. As to each Fund, the Board considered the extent to which there had been economies of scale in managing the Fund, whether the Fund’s shareholders had appropriately benefited from such economies of scale, and whether there was potential for realization of any further economies of scale. With respect to each of Intermediate, National, New York, California and High Yield, the Board concluded that the contractual breakpoints in the existing management fee schedule adequately addressed any economies of scale in managing the Fund. With respect to each of New Jersey, Short Duration and Short Duration High Yield, the Board concluded that the contractual breakpoints in the existing management fee schedule, in conjunction with the Fund’s expense limitation agreement, adequately addressed any economies of scale in managing the Fund.

Other Benefits to Lord Abbett. As to each Fund, the Board considered the amount and nature of the fees paid by the Fund and the Fund’s shareholders to Lord Abbett and the Distributor for services other than investment advisory services, such as the fee that Lord Abbett receives from the Fund for providing administrative services to the Fund. The Board also considered the revenues and profitability of Lord Abbett’s investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with each Fund. The Board observed that the Distributor receives 12b-1 fees from certain of the Lord Abbett Funds as to shares held in accounts for which there is no other broker of record, may retain a portion of the 12b-1 fees it receives, and receives a portion of the sales charges on sales and redemptions of some classes of shares of the Lord Abbett Funds. In addition, the Board observed that Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Lord Abbett Funds, but that business also benefits the Funds. The Board also noted that Lord Abbett, as disclosed in the prospectus of each Fund, has entered into revenue sharing arrangements with certain entities that distribute shares of the Lord Abbett Funds. The Board also took into consideration the investment research that Lord Abbett receives as a result of client brokerage transactions.

Alternative Arrangements. As to each Fund, the Board considered whether, instead of approving continuation of the Agreement, it might be in the best interests of the Fund to implement one or more alternative arrangements, such as continuing to employ Lord Abbett, but on different terms. After considering all of the relevant factors, the Board unanimously found that continuation of the Agreement was in the best interests of each Fund and its shareholders and voted unanimously to approve the continuation of the Agreement on behalf of each Fund. As to each Fund, in considering whether to approve the continuation of the Agreement, the Board did not identify any single factor as paramount or controlling. Individual Directors may have evaluated the information presented differently from one another, giving different weights to various factors. This summary does not discuss in detail all matters considered.

Householding

The Company has adopted a policy that allows it to send only one copy of each Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to each Fund’s portfolio securities, and information on how Lord Abbett voted each Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters as an attachment to Form N-PORT. Previously, this information was filed on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388.

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by
LORD ABBETT DISTRIBUTOR LLC.

Lord Abbett Municipal Income Fund, Inc.

Lord Abbett Short Duration Tax Free Fund

Lord Abbett Intermediate Tax Free Fund

Lord Abbett National Tax-Free Income Fund

Lord Abbett High Yield Municipal Bond Fund

Lord Abbett Short Duration High Yield Municipal Bond Fund

Lord Abbett California Tax-Free Income Fund

Lord Abbett New Jersey Tax-Free Income Fund

Lord Abbett New York Tax-Free Income Fund

LATFI-3 (5/19)

Item 2:	Code of Ethics.

Not applicable.

Item 3:	Audit Committee Financial Expert.

Not applicable.

Item 4:	Principal Accountant Fees and Services.

Not applicable.

Item 5:	Audit Committee of Listed Registrants.

Not applicable.

Item 6:	Investments.

Not applicable.

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8:	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10:	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11:	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:	Exhibits.

(a)(1)	Code of Ethics. Not applicable.

(a)(2)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

(b)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is provided as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT MUNICIPAL INCOME FUND, INC.

By:	/s/ Douglas B. Sieg
Douglas B. Sieg
President and Chief Executive Officer

Date: May 29, 2019

By:	/s/ Bernard J. Grzelak
Bernard J. Grzelak
Chief Financial Officer and Vice President

Date: May 29, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Douglas B. Sieg
Douglas B. Sieg
President and Chief Executive Officer

Date: May 29, 2019

By:	/s/ Bernard J. Grzelak
Bernard J. Grzelak
Chief Financial Officer and Vice President

Date: May 29, 2019